2024 Annual Report

RiverSource Variable Account 10

This wrapper contains financial statements provided for owners of:

•	RiverSource® Retirement Advisor Advantage Variable Annuity – Band 3

•	RiverSource® Retirement Advisor Variable Annuity – Band 3

This Annual Report contains financial information for all the subaccounts of RiverSource Variable Account 10. Not all subaccounts of RiverSource Variable Account 10 apply to your specific contract.

ANN9123_12_D01_(05/25)	Issued by: RiverSource Life Insurance Company

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

THE CONTRACT OWNERS OF RIVERSOURCE VARIABLE ACCOUNT 10

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource Variable Account 10, as indicated in Note 1, as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Account 10 as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource Variable Account 10 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource Variable Account 10 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 24, 2025

We have served as the auditor of one or more of the divisions of RiverSource Variable Account 10 since 2010.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	1

Statement of Assets and Liabilities

December 31, 2024	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Assets
Investments, at fair value(1),(2)	$9,957,779	$60,905,600	$178,729,992	$74,116,179	$9,496,574
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	151	91,335	124,336	1,246	1,120
Receivable for share redemptions	9,159	47,116	873,219	67,892	46,776
Total assets	9,967,089	61,044,051	179,727,547	74,185,317	9,544,470

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	9,152	47,116	167,531	57,556	7,904
Contract terminations	7	—	705,688	10,336	38,872
Payable for investments purchased	151	91,335	124,336	1,246	1,120
Total liabilities	9,310	138,451	997,555	69,138	47,896
Net assets applicable to contracts in accumulation period	9,956,766	60,771,765	178,722,113	73,893,417	9,439,615
Net assets applicable to contracts in payment period	—	133,835	4,946	222,229	56,305
Net assets applicable to seed money	1,013	—	2,933	533	654
Total net assets	$9,957,779	$60,905,600	$178,729,992	$74,116,179	$9,496,574
(1) Investment shares	1,024,463	4,044,197	2,241,972	2,400,913	289,530
(2) Investments, at cost	$11,248,712	$61,030,538	$139,101,652	$63,127,747	$8,849,924

December 31, 2024 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Assets
Investments, at fair value(1),(2)	$20,331,915	$39,822,818	$74,640,491	$55,373,483	$2,374,175
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,503	—	36,123	24,399	8
Receivable for share redemptions	15,277	48,355	184,037	72,227	2,157
Total assets	20,349,695	39,871,173	74,860,651	55,470,109	2,376,340

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	15,277	33,034	65,897	50,203	2,157
Contract terminations	—	15,321	118,140	22,024	—
Payable for investments purchased	2,503	—	36,123	24,399	8
Total liabilities	17,780	48,355	220,160	96,626	2,165
Net assets applicable to contracts in accumulation period	19,869,125	39,699,936	74,508,934	55,311,780	2,373,549
Net assets applicable to contracts in payment period	462,625	121,445	130,653	60,460	—
Net assets applicable to seed money	165	1,437	904	1,243	626
Total net assets	$20,331,915	$39,822,818	$74,640,491	$55,373,483	$2,374,175
(1) Investment shares	1,023,762	1,482,607	8,000,053	3,877,695	217,615
(2) Investments, at cost	$17,262,741	$34,646,486	$78,251,121	$39,185,342	$2,040,600

See accompanying notes to financial statements.

2	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2024 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Assets
Investments, at fair value(1),(2)	$73,474,279	$3,941,486	$2,478,666	$23,999,751	$13,111,319
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	6,351	18,985	—	292	126
Receivable for share redemptions	272,303	3,118	2,155	18,184	14,870
Total assets	73,752,933	3,963,589	2,480,821	24,018,227	13,126,315

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	67,212	3,118	2,155	18,026	10,943
Contract terminations	205,091	—	—	158	3,927
Payable for investments purchased	6,351	18,985	—	292	126
Total liabilities	278,654	22,103	2,155	18,476	14,996
Net assets applicable to contracts in accumulation period	73,241,951	3,939,625	2,477,910	23,930,876	13,078,189
Net assets applicable to contracts in payment period	231,727	—	—	68,770	33,130
Net assets applicable to seed money	601	1,861	756	105	—
Total net assets	$73,474,279	$3,941,486	$2,478,666	$23,999,751	$13,111,319
(1) Investment shares	5,700,099	72,547	918,024	8,759,033	473,504
(2) Investments, at cost	$81,888,866	$3,041,862	$2,189,714	$18,551,407	$12,858,175

December 31, 2024 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Assets
Investments, at fair value(1),(2)	$148,564,955	$600,829,843	$15,901,201	$183,738,719	$62,880,100
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	229,724	1,705	87	36,321	75,276
Receivable for share redemptions	131,459	961,594	19,111	274,162	60,312
Total assets	148,926,138	601,793,142	15,920,399	184,049,202	63,015,688

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	130,514	542,623	14,685	163,867	58,901
Contract terminations	945	418,971	4,426	110,295	1,411
Payable for investments purchased	229,724	1,705	87	36,321	75,276
Total liabilities	361,183	963,299	19,198	310,483	135,588
Net assets applicable to contracts in accumulation period	148,564,865	595,664,574	15,900,473	183,335,996	62,879,080
Net assets applicable to contracts in payment period	—	5,164,951	—	402,502	—
Net assets applicable to seed money	90	318	728	221	1,020
Total net assets	$148,564,955	$600,829,843	$15,901,201	$183,738,719	$62,880,100
(1) Investment shares	3,119,147	12,442,117	4,195,567	3,510,484	577,358
(2) Investments, at cost	$125,923,313	$318,266,008	$21,209,811	$94,609,266	$35,544,861

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	3

Statement of Assets and Liabilities

December 31, 2024 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Assets
Investments, at fair value(1),(2)	$373,861,338	$110,046,167	$362,700,958	$9,588,357	$46,105,891
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	345	36,264	692	5	5,736
Receivable for share redemptions	550,961	104,304	596,093	14,617	52,111
Total assets	374,412,644	110,186,735	363,297,743	9,602,979	46,163,738

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	329,655	103,755	298,871	8,332	43,382
Contract terminations	221,306	549	297,222	6,285	8,729
Payable for investments purchased	345	36,264	692	5	5,736
Total liabilities	551,306	140,568	596,785	14,622	57,847
Net assets applicable to contracts in accumulation period	369,696,586	110,034,510	359,761,594	9,587,496	46,105,593
Net assets applicable to contracts in payment period	4,164,752	11,480	2,939,364	—	—
Net assets applicable to seed money	—	177	—	861	298
Total net assets	$373,861,338	$110,046,167	$362,700,958	$9,588,357	$46,105,891
(1) Investment shares	3,372,982	2,522,259	8,159,752	1,209,124	4,592,220
(2) Investments, at cost	$85,515,683	$73,410,044	$110,646,530	$10,765,412	$64,944,349

December 31, 2024 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Assets
Investments, at fair value(1),(2)	$62,439,059	$9,819,388	$40,324,196	$150,347,068	$149,421,744
Dividends receivable	—	—	—	16,329	16,754
Accounts receivable from RiverSource Life for contract purchase payments	19,225	2,508	862	419,698	26,793
Receivable for share redemptions	57,067	9,459	90,186	431,264	128,192
Total assets	62,515,351	9,831,355	40,415,244	151,214,359	149,593,483

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	53,603	9,325	33,192	140,805	122,665
Contract terminations	3,464	134	56,994	290,459	5,527
Payable for investments purchased	19,225	2,508	862	419,698	26,793
Total liabilities	76,292	11,967	91,048	850,962	154,985
Net assets applicable to contracts in accumulation period	62,220,774	9,812,012	40,056,772	150,356,986	149,059,868
Net assets applicable to contracts in payment period	218,285	6,717	267,424	—	378,630
Net assets applicable to seed money	—	659	—	6,411	—
Total net assets	$62,439,059	$9,819,388	$40,324,196	$150,363,397	$149,438,498
(1) Investment shares	6,139,534	1,283,580	5,216,584	150,347,068	149,421,744
(2) Investments, at cost	$78,850,946	$10,804,044	$50,761,683	$150,347,067	$149,420,558

See accompanying notes to financial statements.

4	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2024 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$51,989,693	$107,337,243	$28,099,689	$67,080,997	$84,550,475
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	13,283	7,319	5,392	3,489	32,194
Receivable for share redemptions	50,258	125,826	29,379	66,468	82,425
Total assets	52,053,234	107,470,388	28,134,460	67,150,954	84,665,094

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	47,470	89,226	26,078	54,206	78,518
Contract terminations	2,788	36,600	3,301	12,262	3,907
Payable for investments purchased	13,283	7,319	5,392	3,489	32,194
Total liabilities	63,541	133,145	34,771	69,957	114,619
Net assets applicable to contracts in accumulation period	51,989,068	106,490,206	28,099,087	66,693,559	84,497,634
Net assets applicable to contracts in payment period	—	847,037	—	387,438	52,541
Net assets applicable to seed money	625	—	602	—	300
Total net assets	$51,989,693	$107,337,243	$28,099,689	$67,080,997	$84,550,475
(1) Investment shares	8,550,936	17,481,636	4,460,268	10,465,054	10,186,804
(2) Investments, at cost	$54,822,532	$113,995,255	$31,499,984	$81,634,474	$95,814,614

December 31, 2024 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Assets
Investments, at fair value(1),(2)	$201,848,091	$152,641,801	$152,156,464	$174,897,016	$588,803,630
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	25,785	34,687	—	72,778	148,442
Receivable for share redemptions	264,703	291,155	165,711	174,796	684,563
Total assets	202,138,579	152,967,643	152,322,175	175,144,590	589,636,635

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	165,858	142,732	115,251	158,406	524,468
Contract terminations	98,845	148,423	50,460	16,390	160,095
Payable for investments purchased	25,785	34,687	—	72,778	148,442
Total liabilities	290,488	325,842	165,711	247,574	833,005
Net assets applicable to contracts in accumulation period	200,483,436	152,641,278	151,188,939	174,896,947	586,986,383
Net assets applicable to contracts in payment period	1,364,655	—	967,525	—	1,817,075
Net assets applicable to seed money	—	523	—	69	172
Total net assets	$201,848,091	$152,641,801	$152,156,464	$174,897,016	$588,803,630
(1) Investment shares	24,173,424	3,234,622	3,162,021	3,592,052	11,887,818
(2) Investments, at cost	$244,846,713	$81,719,243	$38,357,585	$138,670,075	$234,834,449

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	5

Statement of Assets and Liabilities

December 31, 2024 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$82,194,141	$14,775,542	$36,133,971	$47,221,762	$4,652,904
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	100,060	19,609	68,915	25,381	—
Receivable for share redemptions	81,544	23,149	32,964	66,555	4,311
Total assets	82,375,745	14,818,300	36,235,850	47,313,698	4,657,215

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	73,088	13,188	32,964	42,461	4,311
Contract terminations	8,456	9,961	—	24,094	—
Payable for investments purchased	100,060	19,609	68,915	25,381	—
Total liabilities	181,604	42,758	101,879	91,936	4,311
Net assets applicable to contracts in accumulation period	82,180,784	14,727,656	36,011,929	46,585,473	4,652,599
Net assets applicable to contracts in payment period	12,822	47,185	121,446	636,289	—
Net assets applicable to seed money	535	701	596	—	305
Total net assets	$82,194,141	$14,775,542	$36,133,971	$47,221,762	$4,652,904
(1) Investment shares	8,642,917	2,035,199	2,762,536	3,588,280	201,163
(2) Investments, at cost	$81,956,212	$17,966,794	$36,428,463	$44,127,798	$3,597,805

December 31, 2024 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$70,423,215	$39,762,635	$43,318,695	$72,846,495	$43,248,863
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	200,459	21,425	50,468	76	32,692
Receivable for share redemptions	167,782	34,534	137,288	120,607	42,692
Total assets	70,791,456	39,818,594	43,506,451	72,967,178	43,324,247

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	65,730	32,168	41,156	64,855	40,813
Contract terminations	102,052	2,366	96,132	55,752	1,879
Payable for investments purchased	200,459	21,425	50,468	76	32,692
Total liabilities	368,241	55,959	187,756	120,683	75,384
Net assets applicable to contracts in accumulation period	70,422,947	39,741,670	43,315,595	72,003,630	43,242,269
Net assets applicable to contracts in payment period	—	20,965	2,591	842,865	6,280
Net assets applicable to seed money	268	—	509	—	314
Total net assets	$70,423,215	$39,762,635	$43,318,695	$72,846,495	$43,248,863
(1) Investment shares	1,670,776	927,300	799,681	1,321,359	1,079,063
(2) Investments, at cost	$51,674,841	$24,193,448	$29,027,856	$22,468,330	$28,134,745

See accompanying notes to financial statements.

6	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2024 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$39,071,475	$27,183,899	$28,660,856	$19,313,674	$2,466,940
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,125	2,043	331	30,088	1,229
Receivable for share redemptions	44,390	26,399	27,090	35,520	5,735
Total assets	39,118,990	27,212,341	28,688,277	19,379,282	2,473,904

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	31,512	26,399	21,962	17,227	2,202
Contract terminations	12,878	—	5,128	18,293	3,533
Payable for investments purchased	3,125	2,043	331	30,088	1,229
Total liabilities	47,515	28,442	27,421	65,608	6,964
Net assets applicable to contracts in accumulation period	38,894,720	27,180,542	28,619,399	19,313,135	2,466,305
Net assets applicable to contracts in payment period	176,755	3,129	41,457	—	—
Net assets applicable to seed money	—	228	—	539	635
Total net assets	$39,071,475	$27,183,899	$28,660,856	$19,313,674	$2,466,940
(1) Investment shares	958,574	716,497	741,549	683,428	186,184
(2) Investments, at cost	$15,180,654	$19,624,260	$12,556,285	$16,730,427	$2,277,853

December 31, 2024 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$82,044,059	$12,122,961	$32,864,293	$10,638,332	$25,373,006
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	108,833	13,104	1,607	883	2,218
Receivable for share redemptions	196,596	11,224	27,422	10,420	22,514
Total assets	82,349,488	12,147,289	32,893,322	10,649,635	25,397,738

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	77,164	11,224	26,179	8,615	22,514
Contract terminations	119,432	—	1,243	1,805	—
Payable for investments purchased	108,833	13,104	1,607	883	2,218
Total liabilities	305,429	24,328	29,029	11,303	24,732
Net assets applicable to contracts in accumulation period	82,043,614	12,106,584	32,616,812	10,637,987	25,372,535
Net assets applicable to contracts in payment period	—	15,880	247,481	345	—
Net assets applicable to seed money	445	497	—	—	471
Total net assets	$82,044,059	$12,122,961	$32,864,293	$10,638,332	$25,373,006
(1) Investment shares	22,477,824	1,385,481	3,747,354	591,676	2,847,700
(2) Investments, at cost	$91,646,100	$13,502,364	$37,934,350	$16,849,285	$28,361,657

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	7

Statement of Assets and Liabilities

December 31, 2024 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP Prin Blue Chip Gro, Cl 1
Assets
Investments, at fair value(1),(2)	$17,742,113	$39,225,954	$22,873,160	$84,489,744	$113,672,769
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,296	5,074	40,380	21,595	221
Receivable for share redemptions	25,735	75,047	22,984	143,796	153,739
Total assets	17,773,144	39,306,075	22,936,524	84,655,135	113,826,729

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	16,830	31,225	21,135	79,101	91,802
Contract terminations	8,905	43,822	1,849	64,695	61,937
Payable for investments purchased	5,296	5,074	40,380	21,595	221
Total liabilities	31,031	80,121	63,364	165,391	153,960
Net assets applicable to contracts in accumulation period	17,741,606	39,157,794	22,872,465	84,489,518	113,331,203
Net assets applicable to contracts in payment period	—	68,160	—	—	341,566
Net assets applicable to seed money	507	—	695	226	—
Total net assets	$17,742,113	$39,225,954	$22,873,160	$84,489,744	$113,672,769
(1) Investment shares	4,174,615	9,038,238	3,393,644	2,040,322	1,586,501
(2) Investments, at cost	$22,263,990	$55,267,210	$26,984,435	$56,745,545	$37,794,435

December 31, 2024 (continued)	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3
Assets
Investments, at fair value(1),(2)	$63,766,713	$44,812,855	$23,279,680	$70,731,417	$41,898,186
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,237	50,821	13,759	2,761	3,842
Receivable for share redemptions	133,520	61,621	21,097	86,711	38,811
Total assets	63,905,470	44,925,297	23,314,536	70,820,889	41,940,839

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	59,366	42,625	21,097	65,654	33,883
Contract terminations	74,154	18,996	—	21,057	4,928
Payable for investments purchased	5,237	50,821	13,759	2,761	3,842
Total liabilities	138,757	112,442	34,856	89,472	42,653
Net assets applicable to contracts in accumulation period	63,766,064	44,751,525	23,278,915	70,731,213	41,800,905
Net assets applicable to contracts in payment period	—	61,099	—	—	97,281
Net assets applicable to seed money	649	231	765	204	—
Total net assets	$63,766,713	$44,812,855	$23,279,680	$70,731,417	$41,898,186
(1) Investment shares	922,684	1,183,334	2,572,340	1,444,383	839,811
(2) Investments, at cost	$35,721,958	$31,189,589	$25,483,706	$46,334,470	$22,314,869

See accompanying notes to financial statements.

8	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2024 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F
Assets
Investments, at fair value(1),(2)	$30,938,048	$26,788,093	$4,802,447	$23,550,483	$10,351,945
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,139	485	449	71,671	6,574
Receivable for share redemptions	33,570	46,253	3,891	21,084	8,820
Total assets	30,972,757	26,834,831	4,806,787	23,643,238	10,367,339

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	28,805	25,740	3,891	20,377	8,820
Contract terminations	4,765	20,513	—	707	—
Payable for investments purchased	1,139	485	449	71,671	6,574
Total liabilities	34,709	46,738	4,340	92,755	15,394
Net assets applicable to contracts in accumulation period	30,937,480	26,787,436	4,800,082	23,547,096	10,349,957
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	568	657	2,365	3,387	1,988
Total net assets	$30,938,048	$26,788,093	$4,802,447	$23,550,483	$10,351,945
(1) Investment shares	611,666	470,793	50,632	144,917	122,190
(2) Investments, at cost	$18,045,224	$20,264,464	$4,658,079	$20,461,825	$9,700,022

December 31, 2024 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$15,821,221	$76,704,868	$616,762,401	$2,503,544	$2,774,819
Dividends receivable	—	459,224	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	544	31,376	213,464	23,849	634
Receivable for share redemptions	21,594	76,764	1,065,189	2,150	2,488
Total assets	15,843,359	77,272,232	618,041,054	2,529,543	2,777,941

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	14,032	63,404	540,237	2,150	2,488
Contract terminations	7,562	13,360	524,952	—	—
Payable for investments purchased	544	490,600	213,464	23,849	634
Total liabilities	22,138	567,364	1,278,653	25,999	3,122
Net assets applicable to contracts in accumulation period	15,806,490	76,361,923	616,006,312	2,503,050	2,774,052
Net assets applicable to contracts in payment period	14,122	335,787	754,980	—	—
Net assets applicable to seed money	609	7,158	1,109	494	767
Total net assets	$15,821,221	$76,704,868	$616,762,401	$2,503,544	$2,774,819
(1) Investment shares	1,222,660	8,908,812	11,112,836	218,269	110,860
(2) Investments, at cost	$16,381,790	$80,135,909	$423,759,829	$2,340,086	$2,773,600

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	9

Statement of Assets and Liabilities

December 31, 2024 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$42,673,475	$109,129,398	$25,706,117	$8,079,000	$15,716,455
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	10,230	103,742	24,828	32,539
Receivable for share redemptions	35,562	118,467	29,526	7,087	14,955
Total assets	42,709,037	109,258,095	25,839,385	8,110,915	15,763,949

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	31,208	83,803	23,062	7,087	13,422
Contract terminations	4,354	34,664	6,464	—	1,533
Payable for investments purchased	—	10,230	103,742	24,828	32,539
Total liabilities	35,562	128,697	133,268	31,915	47,494
Net assets applicable to contracts in accumulation period	42,353,467	107,959,462	25,704,549	8,078,533	15,716,156
Net assets applicable to contracts in payment period	320,008	1,169,395	—	—	—
Net assets applicable to seed money	—	541	1,568	467	299
Total net assets	$42,673,475	$109,129,398	$25,706,117	$8,079,000	$15,716,455
(1) Investment shares	1,416,312	3,708,101	319,927	359,546	1,479,892
(2) Investments, at cost	$27,131,298	$70,572,458	$19,548,280	$7,476,077	$15,939,198

December 31, 2024 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$63,821,469	$357,177,903	$9,394,097	$41,146,875	$185,772,902
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	60,652	2,428	14,383	63,846
Receivable for share redemptions	54,217	464,644	6,825	101,258	350,764
Total assets	63,875,686	357,703,199	9,403,350	41,262,516	186,187,512

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	47,266	297,354	6,825	32,573	162,242
Contract terminations	6,951	167,290	—	68,685	188,522
Payable for investments purchased	—	60,652	2,428	14,383	63,846
Total liabilities	54,217	525,296	9,253	115,641	414,610
Net assets applicable to contracts in accumulation period	62,821,426	355,948,356	9,307,603	40,934,356	185,441,381
Net assets applicable to contracts in payment period	1,000,043	1,228,715	86,494	212,519	331,331
Net assets applicable to seed money	—	832	—	—	190
Total net assets	$63,821,469	$357,177,903	$9,394,097	$41,146,875	$185,772,902
(1) Investment shares	1,728,642	10,067,021	371,161	1,636,059	17,575,487
(2) Investments, at cost	$54,424,676	$328,969,349	$7,830,199	$34,367,016	$194,400,501

See accompanying notes to financial statements.

10	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2024 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2
Assets
Investments, at fair value(1),(2)	$41,247,230	$59,762,586	$12,122,592	$613,693	$60,102,550
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	26,501	382	99,205	5	686
Receivable for share redemptions	35,256	146,812	9,861	525	57,478
Total assets	41,308,987	59,909,780	12,231,658	614,223	60,160,714

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	32,074	55,186	9,861	525	50,679
Contract terminations	3,182	91,626	—	—	6,799
Payable for investments purchased	26,501	382	99,205	5	686
Total liabilities	61,757	147,194	109,066	530	58,164
Net assets applicable to contracts in accumulation period	41,128,467	59,688,140	12,122,189	612,724	60,010,723
Net assets applicable to contracts in payment period	118,763	73,774	—	—	90,763
Net assets applicable to seed money	—	672	403	969	1,064
Total net assets	$41,247,230	$59,762,586	$12,122,592	$613,693	$60,102,550
(1) Investment shares	3,361,632	4,161,740	815,787	33,756	3,667,026
(2) Investments, at cost	$54,334,830	$62,504,199	$12,177,132	$617,979	$61,646,114

December 31, 2024 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Multi-Strategy Alt, Serv
Assets
Investments, at fair value(1),(2)	$110,502,676	$4,926,466	$103,250,625	$9,288,445	$1,633,361
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	12,455	24,136	3,651	652	23,979
Receivable for share redemptions	175,604	4,385	207,973	8,610	1,364
Total assets	110,690,735	4,954,987	103,462,249	9,297,707	1,658,704

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	93,222	4,385	77,660	8,610	1,364
Contract terminations	82,382	—	130,313	—	—
Payable for investments purchased	12,455	24,136	3,651	652	23,979
Total liabilities	188,059	28,521	211,624	9,262	25,343
Net assets applicable to contracts in accumulation period	110,163,400	4,926,029	102,405,779	9,284,729	1,632,817
Net assets applicable to contracts in payment period	338,629	—	844,846	3,102	—
Net assets applicable to seed money	647	437	—	614	544
Total net assets	$110,502,676	$4,926,466	$103,250,625	$9,288,445	$1,633,361
(1) Investment shares	7,716,667	328,431	6,120,369	1,045,996	182,907
(2) Investments, at cost	$111,833,468	$4,525,237	$95,677,380	$9,583,235	$1,660,466

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	11

Statement of Assets and Liabilities

December 31, 2024 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Assets
Investments, at fair value(1),(2)	$5,092,836	$2,706,174	$101,544,340	$15,204,146	$45,553,591
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	5	—	—	—
Receivable for share redemptions	4,009	3,588	117,984	16,918	172,773
Total assets	5,096,845	2,709,767	101,662,324	15,221,064	45,726,364

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,700	2,444	77,639	10,916	35,052
Contract terminations	309	1,144	40,345	6,002	137,721
Payable for investments purchased	—	5	—	—	—
Total liabilities	4,009	3,593	117,984	16,918	172,773
Net assets applicable to contracts in accumulation period	5,072,936	2,705,519	100,558,757	15,174,112	45,550,933
Net assets applicable to contracts in payment period	19,900	—	985,583	30,034	2,658
Net assets applicable to seed money	—	655	—	—	—
Total net assets	$5,092,836	$2,706,174	$101,544,340	$15,204,146	$45,553,591
(1) Investment shares	378,931	204,240	4,683,780	191,175	636,223
(2) Investments, at cost	$4,744,459	$2,609,265	$79,747,412	$9,910,048	$32,045,472

December 31, 2024 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Assets
Investments, at fair value(1),(2)	$26,350,967	$97,684,022	$75,003,648	$7,083,309	$17,744,151
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,966	105,498	—	1,479	—
Receivable for share redemptions	40,723	106,447	90,620	6,388	17,885
Total assets	26,396,656	97,895,967	75,094,268	7,091,176	17,762,036

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	24,030	77,308	82,489	6,388	13,229
Contract terminations	16,693	29,139	8,131	—	4,656
Payable for investments purchased	4,966	105,498	—	1,479	—
Total liabilities	45,689	211,945	90,620	7,867	17,885
Net assets applicable to contracts in accumulation period	26,170,731	97,429,746	74,274,551	7,082,782	17,660,994
Net assets applicable to contracts in payment period	179,410	254,031	729,097	—	83,157
Net assets applicable to seed money	826	245	—	527	—
Total net assets	$26,350,967	$97,684,022	$75,003,648	$7,083,309	$17,744,151
(1) Investment shares	3,186,332	4,739,642	2,230,923	1,260,375	227,402
(2) Investments, at cost	$31,882,254	$77,711,736	$60,735,118	$7,131,334	$16,877,558

See accompanying notes to financial statements.

12	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2024 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Assets
Investments, at fair value(1),(2)	$11,271,667	$17,183,752	$9,066,111	$33,562,831	$127,717,155
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	487	—	15,241	37,658
Receivable for share redemptions	29,282	15,769	8,464	26,491	185,446
Total assets	11,300,949	17,200,008	9,074,575	33,604,563	127,940,259

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	9,199	13,212	8,062	26,491	109,968
Contract terminations	20,083	2,557	402	—	75,478
Payable for investments purchased	—	487	—	15,241	37,658
Total liabilities	29,282	16,256	8,464	41,732	223,104
Net assets applicable to contracts in accumulation period	11,271,667	17,043,218	9,010,959	33,459,003	127,481,907
Net assets applicable to contracts in payment period	—	140,534	55,152	103,828	233,743
Net assets applicable to seed money	—	—	—	—	1,505
Total net assets	$11,271,667	$17,183,752	$9,066,111	$33,562,831	$127,717,155
(1) Investment shares	168,410	663,978	354,145	1,020,457	3,303,599
(2) Investments, at cost	$11,323,747	$15,466,134	$8,322,029	$31,627,511	$120,878,886

December 31, 2024 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Assets
Investments, at fair value(1),(2)	$113,888,748	$28,023,384	$2,579,523	$107,467,352	$29,890,087
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	55,281	14,952	—	74,137	—
Receivable for share redemptions	163,794	27,840	2,380	134,641	41,462
Total assets	114,107,823	28,066,176	2,581,903	107,676,130	29,931,549

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	93,227	22,598	2,180	93,715	22,463
Contract terminations	70,567	5,242	200	40,926	18,999
Payable for investments purchased	55,281	14,952	—	74,137	—
Total liabilities	219,075	42,792	2,380	208,778	41,462
Net assets applicable to contracts in accumulation period	113,136,699	27,831,773	2,564,957	107,244,987	29,650,865
Net assets applicable to contracts in payment period	751,530	191,611	14,566	221,875	239,222
Net assets applicable to seed money	519	—	—	490	—
Total net assets	$113,888,748	$28,023,384	$2,579,523	$107,467,352	$29,890,087
(1) Investment shares	25,766,685	1,134,550	130,213	3,772,108	1,255,886
(2) Investments, at cost	$131,245,665	$29,263,331	$2,809,979	$89,955,095	$23,720,910

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	13

Statement of Assets and Liabilities

December 31, 2024 (continued)	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv
Assets
Investments, at fair value(1),(2)	$7,935,111	$156,290,775	$14,590,298	$63,356,521	$5,505,811
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	19,038	86,906	258	102,021	18,868
Receivable for share redemptions	7,411	187,746	10,974	146,042	5,127
Total assets	7,961,560	156,565,427	14,601,530	63,604,584	5,529,806

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,339	142,448	10,503	55,315	5,127
Contract terminations	72	45,298	471	90,727	—
Payable for investments purchased	19,038	86,906	258	102,021	18,868
Total liabilities	26,449	274,652	11,232	248,063	23,995
Net assets applicable to contracts in accumulation period	7,934,010	155,875,630	14,535,933	63,356,048	5,503,771
Net assets applicable to contracts in payment period	—	413,937	54,365	—	—
Net assets applicable to seed money	1,101	1,208	—	473	2,040
Total net assets	$7,935,111	$156,290,775	$14,590,298	$63,356,521	$5,505,811
(1) Investment shares	393,022	2,873,520	195,266	5,828,567	107,830
(2) Investments, at cost	$6,409,463	$127,329,055	$11,200,372	$71,180,821	$4,624,917

December 31, 2024 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Assets
Investments, at fair value(1),(2)	$43,522,804	$22,945,603	$71,065,291	$945,992	$9,309,240
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	18,625	25,343	54,311	—	108
Receivable for share redemptions	35,231	17,671	89,958	755	8,521
Total assets	43,576,660	22,988,617	71,209,560	946,747	9,317,869

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	32,741	17,671	62,981	755	8,521
Contract terminations	2,490	—	26,977	—	—
Payable for investments purchased	18,625	25,343	54,311	—	108
Total liabilities	53,856	43,014	144,269	755	8,629
Net assets applicable to contracts in accumulation period	43,373,937	22,910,162	71,009,355	944,587	9,308,139
Net assets applicable to contracts in payment period	148,379	34,608	53,107	—	—
Net assets applicable to seed money	488	833	2,829	1,405	1,101
Total net assets	$43,522,804	$22,945,603	$71,065,291	$945,992	$9,309,240
(1) Investment shares	2,056,843	549,332	1,259,130	43,695	715,545
(2) Investments, at cost	$24,906,136	$20,061,681	$44,716,816	$921,084	$9,069,554

See accompanying notes to financial statements.

14	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2024 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Assets
Investments, at fair value(1),(2)	$6,556,089	$12,918,651	$15,612,599	$5,542,809	$36,954,343
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,291	82,251	55,038	1,592	11,031
Receivable for share redemptions	15,624	11,535	19,600	4,131	66,907
Total assets	6,573,004	13,012,437	15,687,237	5,548,532	37,032,281

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,820	11,535	12,222	4,131	30,743
Contract terminations	9,804	—	7,378	—	36,164
Payable for investments purchased	1,291	82,251	55,038	1,592	11,031
Total liabilities	16,915	93,786	74,638	5,723	77,938
Net assets applicable to contracts in accumulation period	6,555,692	12,918,336	15,485,347	5,490,167	36,855,001
Net assets applicable to contracts in payment period	—	—	126,710	52,570	99,020
Net assets applicable to seed money	397	315	542	72	322
Total net assets	$6,556,089	$12,918,651	$15,612,599	$5,542,809	$36,954,343
(1) Investment shares	630,393	986,910	1,462,539	518,795	1,877,857
(2) Investments, at cost	$6,658,297	$13,109,973	$14,207,300	$5,190,462	$36,001,168

December 31, 2024 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl	Mac VIP Asset Strategy, Serv Cl
Assets
Investments, at fair value(1),(2)	$51,964,884	$167,819,209	$25,431,567	$4,772,342	$12,397,589
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	40,947	317	—	—
Receivable for share redemptions	141,181	163,547	23,717	4,342	11,940
Total assets	52,106,065	168,023,703	25,455,601	4,776,684	12,409,529

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	42,412	143,186	18,620	4,342	11,169
Contract terminations	98,769	20,361	5,097	—	771
Payable for investments purchased	—	40,947	317	—	—
Total liabilities	141,181	204,494	24,034	4,342	11,940
Net assets applicable to contracts in accumulation period	51,760,807	167,396,389	25,071,853	4,771,248	12,272,135
Net assets applicable to contracts in payment period	204,077	422,017	359,714	—	124,377
Net assets applicable to seed money	—	803	—	1,094	1,077
Total net assets	$51,964,884	$167,819,209	$25,431,567	$4,772,342	$12,397,589
(1) Investment shares	1,789,733	13,704,002	2,079,611	109,337	1,334,509
(2) Investments, at cost	$35,243,288	$135,590,243	$19,019,115	$3,720,093	$13,079,065

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	15

Statement of Assets and Liabilities

December 31, 2024 (continued)	Mac VIP for Inc, Serv Cl	Mac VIP Intl Core Eq, Serv Cl	MFS Gbl Real Est, Serv Cl	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
Assets
Investments, at fair value(1),(2)	$1,663,757	$1,280,240	$1,613,424	$5,570,548	$69,635,755
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	17	3,524	74	13,370	253
Receivable for share redemptions	1,426	1,113	1,356	4,890	66,727
Total assets	1,665,200	1,284,877	1,614,854	5,588,808	69,702,735

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,426	1,113	1,356	4,890	54,677
Contract terminations	—	—	—	—	12,050
Payable for investments purchased	17	3,524	74	13,370	253
Total liabilities	1,443	4,637	1,430	18,260	66,980
Net assets applicable to contracts in accumulation period	1,663,168	1,279,620	1,612,820	5,570,110	69,610,893
Net assets applicable to contracts in payment period	—	—	—	—	24,862
Net assets applicable to seed money	589	620	604	438	—
Total net assets	$1,663,757	$1,280,240	$1,613,424	$5,570,548	$69,635,755
(1) Investment shares	300,317	77,496	105,868	358,927	2,984,816
(2) Investments, at cost	$1,623,720	$1,310,399	$1,660,972	$5,249,905	$60,502,935

December 31, 2024 (continued)	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	NB AMT Sus Eq, Cl S
Assets
Investments, at fair value(1),(2)	$27,284,322	$2,797,665	$123,093,148	$77,103,238	$19,494,177
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,192	340	28,409	84,465	626
Receivable for share redemptions	20,976	2,499	210,317	172,281	17,404
Total assets	27,306,490	2,800,504	123,331,874	77,359,984	19,512,207

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	20,451	2,499	104,944	70,130	17,404
Contract terminations	525	—	105,373	102,151	—
Payable for investments purchased	1,192	340	28,409	84,465	626
Total liabilities	22,168	2,839	238,726	256,746	18,030
Net assets applicable to contracts in accumulation period	27,204,444	2,797,272	122,653,514	76,940,368	19,491,543
Net assets applicable to contracts in payment period	79,878	—	438,561	161,363	—
Net assets applicable to seed money	—	393	1,073	1,507	2,634
Total net assets	$27,284,322	$2,797,665	$123,093,148	$77,103,238	$19,494,177
(1) Investment shares	2,538,076	165,935	3,683,218	13,432,620	486,260
(2) Investments, at cost	$36,038,708	$2,742,425	$110,020,660	$112,416,783	$13,161,054

See accompanying notes to financial statements.

16	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2024 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Assets
Investments, at fair value(1),(2)	$44,866,545	$5,517,645	$69,999,876	$23,745,518	$9,747,049
Dividends receivable	—	—	236,743	—	—
Accounts receivable from RiverSource Life for contract purchase payments	7,084	13	15,310	4,075	7,426
Receivable for share redemptions	54,139	5,186	64,443	23,521	7,344
Total assets	44,927,768	5,522,844	70,316,372	23,773,114	9,761,819

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	39,121	5,184	61,892	18,643	7,344
Contract terminations	15,018	2	2,551	4,878	—
Payable for investments purchased	7,084	13	252,053	4,075	7,426
Total liabilities	61,223	5,199	316,496	27,596	14,770
Net assets applicable to contracts in accumulation period	44,416,682	5,514,789	69,986,660	23,711,118	9,736,844
Net assets applicable to contracts in payment period	449,041	1,783	—	34,074	10,205
Net assets applicable to seed money	822	1,073	13,216	326	—
Total net assets	$44,866,545	$5,517,645	$69,999,876	$23,745,518	$9,747,049
(1) Investment shares	5,018,629	548,474	7,743,349	1,514,383	633,336
(2) Investments, at cost	$52,547,273	$6,083,376	$78,191,659	$23,351,781	$8,827,629

December 31, 2024 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Assets
Investments, at fair value(1),(2)	$4,074,424	$17,488,017	$2,544,738	$85,173,813	$38,596,376
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	303	—	—	—	96
Receivable for share redemptions	3,544	26,729	2,082	110,127	29,981
Total assets	4,078,271	17,514,746	2,546,820	85,283,940	38,626,453

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,544	15,317	2,082	93,673	29,008
Contract terminations	—	11,412	—	16,454	973
Payable for investments purchased	303	—	—	—	96
Total liabilities	3,847	26,729	2,082	110,127	30,077
Net assets applicable to contracts in accumulation period	4,073,791	17,487,368	2,543,721	84,678,059	38,481,001
Net assets applicable to contracts in payment period	—	—	—	495,754	113,944
Net assets applicable to seed money	633	649	1,017	—	1,431
Total net assets	$4,074,424	$17,488,017	$2,544,738	$85,173,813	$38,596,376
(1) Investment shares	338,407	539,421	149,867	1,686,276	799,097
(2) Investments, at cost	$3,831,036	$15,921,931	$2,061,231	$52,432,826	$25,550,625

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	17

Statement of Assets and Liabilities

December 31, 2024 (continued)	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Assets
Investments, at fair value(1),(2)	$10,610,255	$13,062,519	$9,341,415	$32,803,230	$791,146,849
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	3,038	13,376	32,384	180,376
Receivable for share redemptions	17,094	18,130	6,813	30,559	1,253,557
Total assets	10,627,349	13,083,687	9,361,604	32,866,173	792,580,782

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,836	11,823	6,813	30,559	686,710
Contract terminations	9,258	6,307	—	—	566,847
Payable for investments purchased	—	3,038	13,376	32,384	180,376
Total liabilities	17,094	21,168	20,189	62,943	1,433,933
Net assets applicable to contracts in accumulation period	10,549,255	13,062,099	9,199,555	32,801,990	789,002,395
Net assets applicable to contracts in payment period	61,000	—	141,860	—	2,144,266
Net assets applicable to seed money	—	420	—	1,240	188
Total net assets	$10,610,255	$13,062,519	$9,341,415	$32,803,230	$791,146,849
(1) Investment shares	1,088,231	1,147,849	456,570	3,515,887	24,863,195
(2) Investments, at cost	$9,920,874	$17,653,539	$7,974,127	$30,544,796	$427,521,543

December 31, 2024 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Assets
Investments, at fair value(1),(2)	$421,013,792	$410,773,140	$259,182,922	$231,904,584	$375,871,425
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,964	162	—	57,058	201
Receivable for share redemptions	674,997	710,877	241,334	212,293	404,668
Total assets	421,694,753	411,484,179	259,424,256	232,173,935	376,276,294

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	342,692	366,372	220,459	199,639	325,571
Contract terminations	332,305	344,505	20,875	12,654	79,097
Payable for investments purchased	5,964	162	—	57,058	201
Total liabilities	680,961	711,039	241,334	269,351	404,869
Net assets applicable to contracts in accumulation period	421,013,792	410,205,464	259,182,864	231,855,954	375,641,113
Net assets applicable to contracts in payment period	—	567,562	—	48,357	229,992
Net assets applicable to seed money	—	114	58	273	320
Total net assets	$421,013,792	$410,773,140	$259,182,922	$231,904,584	$375,871,425
(1) Investment shares	13,210,348	25,577,406	16,138,414	16,768,227	23,864,852
(2) Investments, at cost	$158,875,105	$363,833,049	$206,052,643	$185,986,626	$288,243,366

See accompanying notes to financial statements.

18	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2024 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Assets
Investments, at fair value(1),(2)	$512,434,067	$1,038,609,914	$10,374,472,896	$10,776,991,961	$6,385,037,866
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	94,315	366,299	1,606,051	29,656	102,720
Receivable for share redemptions	469,242	1,489,037	12,730,741	12,171,597	6,575,424
Total assets	512,997,624	1,040,465,250	10,388,809,688	10,789,193,214	6,391,716,010

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	448,528	909,587	8,902,054	9,388,501	5,552,755
Contract terminations	20,714	579,450	3,828,687	2,783,096	1,022,669
Payable for investments purchased	94,315	366,299	1,606,051	29,656	102,720
Total liabilities	563,557	1,855,336	14,336,792	12,201,253	6,678,144
Net assets applicable to contracts in accumulation period	512,300,131	1,038,395,403	10,374,354,880	10,776,123,136	6,380,432,451
Net assets applicable to contracts in payment period	133,674	214,346	117,851	868,634	4,605,327
Net assets applicable to seed money	262	165	165	191	88
Total net assets	$512,434,067	$1,038,609,914	$10,374,472,896	$10,776,991,961	$6,385,037,866
(1) Investment shares	38,528,877	68,919,039	538,653,837	575,694,015	273,918,398
(2) Investments, at cost	$470,257,863	$812,847,094	$6,568,550,931	$6,804,514,406	$3,525,338,777

December 31, 2024 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Assets
Investments, at fair value(1),(2)	$4,683,191,289	$2,036,639,923	$1,243,730,239	$962,901,577	$732,041,818
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,623	205,099	3,323	61,629	—
Receivable for share redemptions	4,629,296	2,729,769	1,168,177	917,960	902,814
Total assets	4,687,825,208	2,039,574,791	1,244,901,739	963,881,166	732,944,632

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,877,811	1,774,722	1,016,242	858,520	621,258
Contract terminations	751,485	955,047	151,935	59,440	281,556
Payable for investments purchased	4,623	205,099	3,323	61,629	—
Total liabilities	4,633,919	2,934,868	1,171,500	979,589	902,814
Net assets applicable to contracts in accumulation period	4,683,191,289	2,035,784,320	1,243,730,239	961,367,619	732,041,818
Net assets applicable to contracts in payment period	—	855,471	—	1,533,856	—
Net assets applicable to seed money	—	132	—	102	—
Total net assets	$4,683,191,289	$2,036,639,923	$1,243,730,239	$962,901,577	$732,041,818
(1) Investment shares	200,650,869	74,739,080	45,574,578	49,994,890	37,949,291
(2) Investments, at cost	$2,053,167,048	$1,023,729,095	$486,088,299	$681,945,268	$422,648,021
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	19

Statement of Assets and Liabilities

December 31, 2024 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$18,540,511	$13,034,643	$18,107,198	$22,017,260	$31,174,041
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	55	40	18	5,766	62,562
Receivable for share redemptions	17,834	13,359	65,356	20,004	90,350
Total assets	18,558,400	13,048,042	18,172,572	22,043,030	31,326,953

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	17,070	12,879	14,519	20,004	28,695
Contract terminations	764	480	50,837	—	61,655
Payable for investments purchased	55	40	18	5,766	62,562
Total liabilities	17,889	13,399	65,374	25,770	152,912
Net assets applicable to contracts in accumulation period	18,539,812	13,033,837	18,088,158	22,016,389	31,173,374
Net assets applicable to contracts in payment period	—	—	19,040	—	—
Net assets applicable to seed money	699	806	—	871	667
Total net assets	$18,540,511	$13,034,643	$18,107,198	$22,017,260	$31,174,041
(1) Investment shares	1,943,450	293,639	401,045	2,086,944	2,798,388
(2) Investments, at cost	$19,909,503	$6,299,437	$5,210,292	$21,854,426	$33,012,916

December 31, 2024 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$24,436,900	$19,636,245	$11,350,996	$44,446,025	$304,818,266
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	326	2,314	2,860	6,072	107,237
Receivable for share redemptions	23,049	17,925	12,687	42,527	456,580
Total assets	24,460,275	19,656,484	11,366,543	44,494,624	305,382,083

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	22,973	17,656	10,457	33,839	269,710
Contract terminations	76	269	2,230	8,688	186,870
Payable for investments purchased	326	2,314	2,860	6,072	107,237
Total liabilities	23,375	20,239	15,547	48,599	563,817
Net assets applicable to contracts in accumulation period	24,435,945	19,635,751	11,350,621	44,200,800	304,696,419
Net assets applicable to contracts in payment period	—	—	—	245,225	121,469
Net assets applicable to seed money	955	494	375	—	378
Total net assets	$24,436,900	$19,636,245	$11,350,996	$44,446,025	$304,818,266
(1) Investment shares	2,407,576	589,323	299,578	1,152,347	20,978,546
(2) Investments, at cost	$23,281,484	$16,354,134	$9,109,320	$18,257,665	$256,857,870

See accompanying notes to financial statements.

20	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2024 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$4,077,643,635	$1,959,030,505	$157,104,463	$84,296,221	$12,852,976
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	136,115	79,276	63,393	124,089	203
Receivable for share redemptions	6,262,010	1,929,812	395,313	70,014	13,313
Total assets	4,084,041,760	1,961,039,593	157,563,169	84,490,324	12,866,492

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,514,507	1,701,815	121,524	66,183	11,795
Contract terminations	2,747,503	227,997	273,789	3,831	1,518
Payable for investments purchased	136,115	79,276	63,393	124,089	203
Total liabilities	6,398,125	2,009,088	458,706	194,103	13,516
Net assets applicable to contracts in accumulation period	4,077,435,245	1,958,796,189	156,382,534	83,994,040	12,852,020
Net assets applicable to contracts in payment period	208,159	234,176	721,483	301,711	—
Net assets applicable to seed money	231	140	446	470	956
Total net assets	$4,077,643,635	$1,959,030,505	$157,104,463	$84,296,221	$12,852,976
(1) Investment shares	213,937,232	117,096,862	10,322,238	4,571,379	2,043,398
(2) Investments, at cost	$2,756,800,125	$1,419,766,501	$206,381,956	$112,444,402	$14,211,754

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	21

Statement of Operations

Year ended December 31, 2024	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Investment income
Dividend income	$105,176	$1,483,863	$—	$953,092	$—
Variable account expenses	103,909	581,894	1,814,547	675,845	94,147
Investment income (loss) — net	1,267	901,969	(1,814,547)	277,247	(94,147)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,038,930	10,247,090	27,115,532	10,879,156	1,709,719
Cost of investments sold	1,211,886	10,047,521	21,605,181	9,166,341	1,591,936
Net realized gain (loss) on sales of investments	(172,956)	199,569	5,510,351	1,712,815	117,783
Distributions from capital gains	—	—	7,655,765	2,681,792	30,172
Net change in unrealized appreciation (depreciation) of investments	1,016,775	1,571,047	23,389,904	3,663,159	430,748
Net gain (loss) on investments	843,819	1,770,616	36,556,020	8,057,766	578,703
Net increase (decrease) in net assets resulting from operations	$845,086	$2,672,585	$34,741,473	$8,335,013	$484,556

Year ended December 31, 2024 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Investment income
Dividend income	$268,124	$19,487	$—	$1,947,152	$33,383
Variable account expenses	176,054	387,880	753,845	514,964	21,951
Investment income (loss) — net	92,070	(368,393)	(753,845)	1,432,188	11,432

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,632,197	7,529,857	13,306,013	8,768,719	590,763
Cost of investments sold	2,242,467	6,538,137	14,982,261	6,557,842	539,765
Net realized gain (loss) on sales of investments	389,730	991,720	(1,676,248)	2,210,877	50,998
Distributions from capital gains	1,291,943	4,078,131	—	1,565,588	—
Net change in unrealized appreciation (depreciation) of investments	894,102	668,033	14,326,598	10,949,201	154,495
Net gain (loss) on investments	2,575,775	5,737,884	12,650,350	14,725,666	205,493
Net increase (decrease) in net assets resulting from operations	$2,667,845	$5,369,491	$11,896,505	$16,157,854	$216,925

Year ended December 31, 2024 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Investment income
Dividend income	$601,354	$12,906	$36,946	$392,742	$—
Variable account expenses	792,265	32,588	19,229	197,514	132,723
Investment income (loss) — net	(190,911)	(19,682)	17,717	195,228	(132,723)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,851,429	377,099	236,838	2,570,766	3,444,603
Cost of investments sold	13,580,920	309,107	203,797	2,036,585	3,365,562
Net realized gain (loss) on sales of investments	(729,491)	67,992	33,041	534,181	79,041
Distributions from capital gains	6,304,242	22,193	38,065	404,643	445,104
Net change in unrealized appreciation (depreciation) of investments	285,867	639,567	198,953	2,724,904	93,764
Net gain (loss) on investments	5,860,618	729,752	270,059	3,663,728	617,909
Net increase (decrease) in net assets resulting from operations	$5,669,707	$710,070	$287,776	$3,858,956	$485,186

See accompanying notes to financial statements.

22	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2024 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Investment income
Dividend income	$—	$—	$570,074	$—	$—
Variable account expenses	1,248,004	6,203,458	173,290	1,759,568	642,863
Investment income (loss) — net	(1,248,004)	(6,203,458)	396,784	(1,759,568)	(642,863)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,181,984	85,736,344	3,157,348	24,084,232	9,457,655
Cost of investments sold	6,195,060	47,408,242	4,332,154	12,228,929	5,289,995
Net realized gain (loss) on sales of investments	986,924	38,328,102	(1,174,806)	11,855,303	4,167,660
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,255,922	41,222,318	1,708,788	22,476,459	9,155,799
Net gain (loss) on investments	15,242,846	79,550,420	533,982	34,331,762	13,323,459
Net increase (decrease) in net assets resulting from operations	$13,994,842	$73,346,962	$930,766	$32,572,194	$12,680,596

Year ended December 31, 2024 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Investment income
Dividend income	$—	$—	$—	$469,798	$496,539
Variable account expenses	3,706,605	1,157,487	3,512,151	96,279	513,372
Investment income (loss) — net	(3,706,605)	(1,157,487)	(3,512,151)	373,519	(16,833)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	50,925,147	16,543,833	58,024,282	1,881,082	7,690,816
Cost of investments sold	12,666,150	11,195,023	18,569,029	2,135,055	11,050,188
Net realized gain (loss) on sales of investments	38,258,997	5,348,810	39,455,253	(253,973)	(3,359,372)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	45,098,081	9,258,358	13,398,052	347,964	5,447,795
Net gain (loss) on investments	83,357,078	14,607,168	52,853,305	93,991	2,088,423
Net increase (decrease) in net assets resulting from operations	$79,650,473	$13,449,681	$49,341,154	$467,510	$2,071,590

Year ended December 31, 2024 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Investment income
Dividend income	$762,552	$288,683	$1,421,870	$6,909,801	$6,491,161
Variable account expenses	646,537	102,590	397,975	1,602,870	1,302,928
Investment income (loss) — net	116,015	186,093	1,023,895	5,306,931	5,188,233

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,123,227	1,829,140	6,897,384	54,811,206	40,633,580
Cost of investments sold	14,460,403	2,032,382	8,832,994	54,811,206	40,633,249
Net realized gain (loss) on sales of investments	(3,337,176)	(203,242)	(1,935,610)	—	331
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	6,156,371	222,312	1,860,596	—	(331)
Net gain (loss) on investments	2,819,195	19,070	(75,014)	—	—
Net increase (decrease) in net assets resulting from operations	$2,935,210	$205,163	$948,881	$5,306,931	$5,188,233

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	23

Statement of Operations

Year ended December 31, 2024 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Investment income
Dividend income	$2,822,809	$6,378,130	$1,473,254	$3,727,510	$3,603,948
Variable account expenses	523,480	1,059,640	294,291	641,503	842,302
Investment income (loss) — net	2,299,329	5,318,490	1,178,963	3,086,007	2,761,646

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,548,731	17,923,629	4,425,131	11,322,990	10,902,421
Cost of investments sold	8,043,162	19,136,648	5,017,756	13,871,421	12,318,344
Net realized gain (loss) on sales of investments	(494,431)	(1,213,019)	(592,625)	(2,548,431)	(1,415,923)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	958,915	2,309,965	627,281	2,778,946	(951,935)
Net gain (loss) on investments	464,484	1,096,946	34,656	230,515	(2,367,858)
Net increase (decrease) in net assets resulting from operations	$2,763,813	$6,415,436	$1,213,619	$3,316,522	$393,788

Year ended December 31, 2024 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Investment income
Dividend income	$9,710,896	$—	$—	$—	$—
Variable account expenses	1,958,665	1,483,441	1,263,050	1,435,175	5,881,772
Investment income (loss) — net	7,752,231	(1,483,441)	(1,263,050)	(1,435,175)	(5,881,772)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	30,332,680	18,533,361	23,758,960	14,304,795	86,966,489
Cost of investments sold	36,468,994	10,018,806	6,818,381	11,331,344	37,287,668
Net realized gain (loss) on sales of investments	(6,136,314)	8,514,555	16,940,579	2,973,451	49,678,821
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	161,954	27,597,955	21,916,928	24,836,913	74,659,021
Net gain (loss) on investments	(5,974,360)	36,112,510	38,857,507	27,810,364	124,337,842
Net increase (decrease) in net assets resulting from operations	$1,777,871	$34,629,069	$37,594,457	$26,375,189	$118,456,070

Year ended December 31, 2024 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2
Investment income
Dividend income	$2,869,847	$521,530	$1,535,170	$2,188,920	$—
Variable account expenses	801,015	152,848	392,121	522,349	41,067
Investment income (loss) — net	2,068,832	368,682	1,143,049	1,666,571	(41,067)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	20,192,037	6,350,893	6,618,563	7,684,724	296,958
Cost of investments sold	20,175,762	7,646,370	6,567,978	7,020,881	249,678
Net realized gain (loss) on sales of investments	16,275	(1,295,477)	50,585	663,843	47,280
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	688,130	(57,419)	(393,855)	(1,060,522)	717,679
Net gain (loss) on investments	704,405	(1,352,896)	(343,270)	(396,679)	764,959
Net increase (decrease) in net assets resulting from operations	$2,773,237	$(984,214)	$799,779	$1,269,892	$723,892

See accompanying notes to financial statements.

24	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2024 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	753,037	393,375	434,444	719,754	473,398
Investment income (loss) — net	(753,037)	(393,375)	(434,444)	(719,754)	(473,398)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,116,234	10,911,954	6,706,930	11,561,188	7,129,021
Cost of investments sold	8,965,136	6,752,031	4,703,089	3,939,653	4,552,572
Net realized gain (loss) on sales of investments	3,151,098	4,159,923	2,003,841	7,621,535	2,576,449
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	4,920,913	1,026,839	6,371,063	7,326,062	2,351,938
Net gain (loss) on investments	8,072,011	5,186,762	8,374,904	14,947,597	4,928,387
Net increase (decrease) in net assets resulting from operations	$7,318,974	$4,793,387	$7,940,460	$14,227,843	$4,454,989

Year ended December 31, 2024 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Sm Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$11,444
Variable account expenses	376,451	298,495	257,567	134,842	20,675
Investment income (loss) — net	(376,451)	(298,495)	(257,567)	(134,842)	(9,231)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,620,178	4,432,498	5,013,307	2,788,743	218,492
Cost of investments sold	2,618,936	3,357,966	2,390,699	2,389,646	202,327
Net realized gain (loss) on sales of investments	4,001,242	1,074,532	2,622,608	399,097	16,165
Distributions from capital gains	—	—	—	930,569	94,086
Net change in unrealized appreciation (depreciation) of investments	770,650	2,315,043	1,131,275	1,771,961	52,246
Net gain (loss) on investments	4,771,892	3,389,575	3,753,883	3,101,627	162,497
Net increase (decrease) in net assets resulting from operations	$4,395,441	$3,091,080	$3,496,316	$2,966,785	$153,266

Year ended December 31, 2024 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2
Investment income
Dividend income	$3,452,315	$379,023	$1,111,726	$326,615	$931,760
Variable account expenses	864,966	139,756	316,956	101,823	239,841
Investment income (loss) — net	2,587,349	239,267	794,770	224,792	691,919

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,496,207	5,464,948	6,953,062	2,021,093	1,905,072
Cost of investments sold	11,874,668	5,816,040	7,974,970	3,297,257	2,151,840
Net realized gain (loss) on sales of investments	(1,378,461)	(351,092)	(1,021,908)	(1,276,164)	(246,768)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,417,597	84,767	408,736	1,474,725	(335,103)
Net gain (loss) on investments	39,136	(266,325)	(613,172)	198,561	(581,871)
Net increase (decrease) in net assets resulting from operations	$2,626,485	$(27,058)	$181,598	$423,353	$110,048

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	25

Statement of Operations

Year ended December 31, 2024 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP Prin Blue Chip Gro, Cl 1
Investment income
Dividend income	$335,744	$793,167	$530,144	$—	$—
Variable account expenses	208,381	386,258	241,921	892,659	1,059,464
Investment income (loss) — net	127,363	406,909	288,223	(892,659)	(1,059,464)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,995,874	8,351,102	3,933,064	12,508,107	21,934,318
Cost of investments sold	6,250,295	11,661,564	4,876,951	8,129,515	7,834,048
Net realized gain (loss) on sales of investments	(1,254,421)	(3,310,462)	(943,887)	4,378,592	14,100,270
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	681,712	2,088,873	2,528,174	4,272,879	8,102,016
Net gain (loss) on investments	(572,709)	(1,221,589)	1,584,287	8,651,471	22,202,286
Net increase (decrease) in net assets resulting from operations	$(445,346)	$(814,680)	$1,872,510	$7,758,812	$21,142,822

Year ended December 31, 2024 (continued)	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3
Investment income
Dividend income	$—	$—	$784,927	$—	$—
Variable account expenses	644,412	495,265	216,212	757,933	408,925
Investment income (loss) — net	(644,412)	(495,265)	568,715	(757,933)	(408,925)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,885,250	6,450,553	3,166,502	10,174,344	7,723,726
Cost of investments sold	4,986,352	4,471,798	3,471,392	6,528,668	4,121,291
Net realized gain (loss) on sales of investments	3,898,898	1,978,755	(304,890)	3,645,676	3,602,435
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	7,354,326	2,907,196	(419,123)	2,720,226	562,246
Net gain (loss) on investments	11,253,224	4,885,951	(724,013)	6,365,902	4,164,681
Net increase (decrease) in net assets resulting from operations	$10,608,812	$4,390,686	$(155,298)	$5,607,969	$3,755,756

Year ended December 31, 2024 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F
Investment income
Dividend income	$—	$—	$122,858	$63,823	$107,042
Variable account expenses	320,093	280,893	37,937	155,912	69,544
Investment income (loss) — net	(320,093)	(280,893)	84,921	(92,089)	37,498

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,648,731	5,525,735	475,237	2,051,785	930,903
Cost of investments sold	4,052,723	4,803,408	416,620	1,722,326	838,344
Net realized gain (loss) on sales of investments	2,596,008	722,327	58,617	329,459	92,559
Distributions from capital gains	—	—	—	1,254,779	173,163
Net change in unrealized appreciation (depreciation) of investments	2,168,361	5,424,960	(132,221)	1,559,184	282,331
Net gain (loss) on investments	4,764,369	6,147,287	(73,604)	3,143,422	548,053
Net increase (decrease) in net assets resulting from operations	$4,444,276	$5,866,394	$11,317	$3,051,333	$585,551

See accompanying notes to financial statements.

26	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2024 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2
Investment income
Dividend income	$522,411	$6,190,712	$192,466	$29,174	$57,287
Variable account expenses	163,242	750,536	5,918,335	22,490	27,424
Investment income (loss) — net	359,169	5,440,176	(5,725,869)	6,684	29,863

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,268,508	14,093,668	86,893,690	633,071	460,762
Cost of investments sold	3,410,242	14,772,073	54,476,408	553,158	427,758
Net realized gain (loss) on sales of investments	(141,734)	(678,405)	32,417,282	79,913	33,004
Distributions from capital gains	9,195	—	72,032,556	—	—
Net change in unrealized appreciation (depreciation) of investments	436,082	347,882	59,313,515	83,672	(4,938)
Net gain (loss) on investments	303,543	(330,523)	163,763,353	163,585	28,066
Net increase (decrease) in net assets resulting from operations	$662,712	$5,109,653	$158,037,484	$170,269	$57,929

Year ended December 31, 2024 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Investment income
Dividend income	$569,869	$1,339,756	$—	$47,087	$468,594
Variable account expenses	360,097	933,371	177,258	61,961	113,719
Investment income (loss) — net	209,772	406,385	(177,258)	(14,874)	354,875

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,972,689	13,691,421	1,850,534	933,512	989,315
Cost of investments sold	4,229,101	8,334,084	1,406,014	803,412	974,087
Net realized gain (loss) on sales of investments	2,743,588	5,357,337	444,520	130,100	15,228
Distributions from capital gains	2,782,505	7,241,346	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,377,045	6,708,229	4,551,818	122,941	(336,484)
Net gain (loss) on investments	7,903,138	19,306,912	4,996,338	253,041	(321,256)
Net increase (decrease) in net assets resulting from operations	$8,112,910	$19,713,297	$4,819,080	$238,167	$33,619

Year ended December 31, 2024 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Investment income
Dividend income	$295,345	$1,216,869	$156,796	$598,806	$6,504,848
Variable account expenses	548,860	3,414,755	82,159	390,425	1,757,327
Investment income (loss) — net	(253,515)	(2,197,886)	74,637	208,381	4,747,521

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,987,821	47,727,491	1,438,952	5,791,559	23,120,404
Cost of investments sold	7,064,862	40,554,341	1,075,551	4,351,860	24,144,985
Net realized gain (loss) on sales of investments	1,922,959	7,173,150	363,401	1,439,699	(1,024,581)
Distributions from capital gains	8,191,569	47,308,274	445,533	1,969,697	—
Net change in unrealized appreciation (depreciation) of investments	(146,038)	262,410	(491,691)	(2,023,394)	4,168,958
Net gain (loss) on investments	9,968,490	54,743,834	317,243	1,386,002	3,144,377
Net increase (decrease) in net assets resulting from operations	$9,714,975	$52,545,948	$391,880	$1,594,383	$7,891,898

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	27

Statement of Operations

Year ended December 31, 2024 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2
Investment income
Dividend income	$803,238	$3,125,426	$466,738	$9,725	$1,219,589
Variable account expenses	387,063	644,356	84,881	5,737	609,661
Investment income (loss) — net	416,175	2,481,070	381,857	3,988	609,928

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,504,066	11,907,728	1,491,452	19,557	10,051,330
Cost of investments sold	8,471,421	12,470,613	1,483,145	18,331	10,306,500
Net realized gain (loss) on sales of investments	(1,967,355)	(562,885)	8,307	1,226	(255,170)
Distributions from capital gains	—	256,069	38,900	44,199	1,268,270
Net change in unrealized appreciation (depreciation) of investments	1,015,447	1,370,654	12,494	(32,473)	4,555,926
Net gain (loss) on investments	(951,908)	1,063,838	59,701	12,952	5,569,026
Net increase (decrease) in net assets resulting from operations	$(535,733)	$3,544,908	$441,558	$16,940	$6,178,954

Year ended December 31, 2024 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Multi-Strategy Alt, Serv
Investment income
Dividend income	$1,050,457	$29,804	$1,041,540	$239,664	$44,018
Variable account expenses	1,094,363	40,742	918,155	100,814	13,575
Investment income (loss) — net	(43,906)	(10,938)	123,385	138,850	30,443

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	19,027,647	465,965	16,269,346	1,426,413	49,531
Cost of investments sold	20,072,020	444,760	14,775,901	1,448,894	48,959
Net realized gain (loss) on sales of investments	(1,044,373)	21,205	1,493,445	(22,481)	572
Distributions from capital gains	2,596,381	80,915	5,954,818	—	—
Net change in unrealized appreciation (depreciation) of investments	9,878,323	274,331	3,953,693	71,972	(4,619)
Net gain (loss) on investments	11,430,331	376,451	11,401,956	49,491	(4,047)
Net increase (decrease) in net assets resulting from operations	$11,386,425	$365,513	$11,525,341	$188,341	$26,396

Year ended December 31, 2024 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Investment income
Dividend income	$48,279	$18,616	$625,008	$—	$—
Variable account expenses	41,885	17,470	875,377	120,996	393,471
Investment income (loss) — net	6,394	1,146	(250,369)	(120,996)	(393,471)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	604,084	166,301	17,836,094	2,440,493	10,057,180
Cost of investments sold	541,084	144,165	12,989,774	1,807,088	8,044,598
Net realized gain (loss) on sales of investments	63,000	22,136	4,846,320	633,405	2,012,582
Distributions from capital gains	399,162	197,638	13,502,553	—	—
Net change in unrealized appreciation (depreciation) of investments	353,411	(5,564)	5,706,489	3,668,159	11,105,866
Net gain (loss) on investments	815,573	214,210	24,055,362	4,301,564	13,118,448
Net increase (decrease) in net assets resulting from operations	$821,967	$215,356	$23,804,993	$4,180,568	$12,724,977

See accompanying notes to financial statements.

28	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2024 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Investment income
Dividend income	$1,626,965	$1,479,255	$504,888	$233,986	$—
Variable account expenses	296,998	902,511	925,414	56,554	147,716
Investment income (loss) — net	1,329,967	576,744	(420,526)	177,432	(147,716)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,764,844	16,330,949	9,378,794	820,472	2,373,391
Cost of investments sold	6,655,621	12,315,687	7,601,838	796,394	2,444,724
Net realized gain (loss) on sales of investments	(890,777)	4,015,262	1,776,956	24,078	(71,333)
Distributions from capital gains	—	6,938,696	6,063,473	—	—
Net change in unrealized appreciation (depreciation) of investments	342,932	1,298,638	8,169,956	(133,924)	3,772,817
Net gain (loss) on investments	(547,845)	12,252,596	16,010,385	(109,846)	3,701,484
Net increase (decrease) in net assets resulting from operations	$782,122	$12,829,340	$15,589,859	$67,586	$3,553,768

Year ended December 31, 2024 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Investment income
Dividend income	$—	$326,737	$151,949	$551,061	$—
Variable account expenses	102,137	156,367	95,029	332,412	1,285,518
Investment income (loss) — net	(102,137)	170,370	56,920	218,649	(1,285,518)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,800,452	3,034,996	1,796,434	5,921,172	19,952,910
Cost of investments sold	1,984,958	2,691,859	1,632,206	5,309,641	18,604,724
Net realized gain (loss) on sales of investments	(184,506)	343,137	164,228	611,531	1,348,186
Distributions from capital gains	—	695,432	370,386	190,831	7,673,292
Net change in unrealized appreciation (depreciation) of investments	2,483,478	845,085	459,332	(1,097,519)	9,859,143
Net gain (loss) on investments	2,298,972	1,883,654	993,946	(295,157)	18,880,621
Net increase (decrease) in net assets resulting from operations	$2,196,835	$2,054,024	$1,050,866	$(76,508)	$17,595,103

Year ended December 31, 2024 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Investment income
Dividend income	$3,173,343	$—	$—	$—	$—
Variable account expenses	1,109,887	298,755	24,324	1,045,761	239,661
Investment income (loss) — net	2,063,456	(298,755)	(24,324)	(1,045,761)	(239,661)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	16,128,526	6,836,681	490,584	14,235,743	4,896,207
Cost of investments sold	18,565,970	6,720,995	540,851	11,965,077	4,232,793
Net realized gain (loss) on sales of investments	(2,437,444)	115,686	(50,267)	2,270,666	663,414
Distributions from capital gains	—	—	252,993	3,865,240	1,196,041
Net change in unrealized appreciation (depreciation) of investments	2,496,003	1,450,496	309,843	5,925,127	6,251,697
Net gain (loss) on investments	58,559	1,566,182	512,569	12,061,033	8,111,152
Net increase (decrease) in net assets resulting from operations	$2,122,015	$1,267,427	$488,245	$11,015,272	$7,871,491

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	29

Statement of Operations

Year ended December 31, 2024 (continued)	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv
Investment income
Dividend income	$—	$2,630,844	$92,015	$2,576,897	$380
Variable account expenses	59,436	1,546,662	121,876	602,654	42,345
Investment income (loss) — net	(59,436)	1,084,182	(29,861)	1,974,243	(41,965)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	638,169	18,058,219	2,283,765	9,316,713	683,597
Cost of investments sold	517,536	14,886,213	1,793,882	10,392,782	548,539
Net realized gain (loss) on sales of investments	120,633	3,172,006	489,883	(1,076,069)	135,058
Distributions from capital gains	336,090	—	645,600	—	230,666
Net change in unrealized appreciation (depreciation) of investments	1,106,935	14,496,416	866,155	(561,998)	483,877
Net gain (loss) on investments	1,563,658	17,668,422	2,001,638	(1,638,067)	849,601
Net increase (decrease) in net assets resulting from operations	$1,504,222	$18,752,604	$1,971,777	$336,176	$807,636

Year ended December 31, 2024 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Investment income
Dividend income	$—	$301,830	$—	$26,299	$—
Variable account expenses	348,445	196,544	687,626	6,735	102,527
Investment income (loss) — net	(348,445)	105,286	(687,626)	19,564	(102,527)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,564,327	2,797,614	11,656,878	43,590	1,888,642
Cost of investments sold	3,296,045	2,302,392	7,867,878	40,925	1,882,371
Net realized gain (loss) on sales of investments	2,268,282	495,222	3,789,000	2,665	6,271
Distributions from capital gains	—	—	2,032,906	—	—
Net change in unrealized appreciation (depreciation) of investments	8,358,473	245,091	13,959,345	6,212	806,280
Net gain (loss) on investments	10,626,755	740,313	19,781,251	8,877	812,551
Net increase (decrease) in net assets resulting from operations	$10,278,310	$845,599	$19,093,625	$28,441	$710,024

Year ended December 31, 2024 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Investment income
Dividend income	$356,128	$567,127	$227,145	$98,428	$884,815
Variable account expenses	51,122	108,244	149,980	51,865	362,179
Investment income (loss) — net	305,006	458,883	77,165	46,563	522,636

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	647,654	1,382,967	2,293,000	953,211	7,212,651
Cost of investments sold	643,296	1,378,221	2,017,809	865,396	6,957,888
Net realized gain (loss) on sales of investments	4,358	4,746	275,191	87,815	254,763
Distributions from capital gains	—	—	—	—	1,780,581
Net change in unrealized appreciation (depreciation) of investments	(55,575)	(44,316)	(56,612)	(6,493)	176,601
Net gain (loss) on investments	(51,217)	(39,570)	218,579	81,322	2,211,945
Net increase (decrease) in net assets resulting from operations	$253,789	$419,313	$295,744	$127,885	$2,734,581

See accompanying notes to financial statements.

30	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2024 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl	Mac VIP Asset Strategy, Serv Cl
Investment income
Dividend income	$—	$4,756,917	$760,164	$16,085	$236,806
Variable account expenses	483,907	1,720,691	226,461	45,849	132,291
Investment income (loss) — net	(483,907)	3,036,226	533,703	(29,764)	104,515

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,424,452	29,993,783	4,971,681	533,430	2,484,081
Cost of investments sold	9,054,343	24,003,850	3,654,728	423,881	2,586,435
Net realized gain (loss) on sales of investments	3,370,109	5,989,933	1,316,953	109,549	(102,354)
Distributions from capital gains	4,563,151	10,090,398	1,563,403	196,533	474,237
Net change in unrealized appreciation (depreciation) of investments	5,090,019	(5,140,814)	(1,189,346)	572,959	892,322
Net gain (loss) on investments	13,023,279	10,939,517	1,691,010	879,041	1,264,205
Net increase (decrease) in net assets resulting from operations	$12,539,372	$13,975,743	$2,224,713	$849,277	$1,368,720

Year ended December 31, 2024 (continued)	Mac VIP for Inc, Serv Cl	Mac VIP Intl Core Eq, Serv Cl(1)	MFS Gbl Real Est, Serv Cl	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
Investment income
Dividend income	$99,746	$13,426	$23,532	$36,686	$90,640
Variable account expenses	14,089	8,023	13,851	43,441	639,819
Investment income (loss) — net	85,657	5,403	9,681	(6,755)	(549,179)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	96,259	89,319	388,655	798,314	12,160,413
Cost of investments sold	95,576	88,521	381,280	727,515	10,344,702
Net realized gain (loss) on sales of investments	683	798	7,375	70,799	1,815,711
Distributions from capital gains	—	2,430	—	14,407	6,306,139
Net change in unrealized appreciation (depreciation) of investments	(11,902)	(30,159)	(58,666)	156,293	2,370,596
Net gain (loss) on investments	(11,219)	(26,931)	(51,291)	241,499	10,492,446
Net increase (decrease) in net assets resulting from operations	$74,438	$(21,528)	$(41,610)	$234,744	$9,943,267

(1) For the period April 26, 2024 (commencement of operations) to December 31, 2024.

Year ended December 31, 2024 (continued)	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	NB AMT Sus Eq, Cl S
Investment income
Dividend income	$—	$35,981	$2,641,326	$—	$—
Variable account expenses	249,928	25,701	1,244,175	696,093	196,056
Investment income (loss) — net	(249,928)	10,280	1,397,151	(696,093)	(196,056)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,981,865	538,368	24,956,693	17,058,234	3,258,635
Cost of investments sold	6,699,185	491,121	22,513,477	31,498,651	2,270,929
Net realized gain (loss) on sales of investments	(1,717,320)	47,247	2,443,216	(14,440,417)	987,706
Distributions from capital gains	—	—	3,677,529	—	913,000
Net change in unrealized appreciation (depreciation) of investments	3,573,226	(48,743)	5,021,507	38,863,121	2,384,577
Net gain (loss) on investments	1,855,906	(1,496)	11,142,252	24,422,704	4,285,283
Net increase (decrease) in net assets resulting from operations	$1,605,978	$8,784	$12,539,403	$23,726,611	$4,089,227

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	31

Statement of Operations

Year ended December 31, 2024 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Investment income
Dividend income	$3,010,591	$190,659	$2,593,171	$121,161	$220,171
Variable account expenses	477,765	60,174	672,476	232,449	88,986
Investment income (loss) — net	2,532,826	130,485	1,920,695	(111,288)	131,185

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,071,134	913,296	6,542,011	4,540,323	1,586,310
Cost of investments sold	10,447,038	1,039,143	7,345,223	4,105,499	1,394,245
Net realized gain (loss) on sales of investments	(1,375,904)	(125,847)	(803,212)	434,824	192,065
Distributions from capital gains	—	—	—	1,115,876	—
Net change in unrealized appreciation (depreciation) of investments	81,869	501,357	(212,165)	(1,263,780)	(90,246)
Net gain (loss) on investments	(1,294,035)	375,510	(1,015,377)	286,920	101,819
Net increase (decrease) in net assets resulting from operations	$1,238,791	$505,995	$905,318	$175,632	$233,004

Year ended December 31, 2024 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Investment income
Dividend income	$75,030	$110,365	$—	$327,860	$79,321
Variable account expenses	34,925	126,660	20,208	1,080,410	334,726
Investment income (loss) — net	40,105	(16,295)	(20,208)	(752,550)	(255,405)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	365,200	651,327	130,220	9,962,514	6,347,509
Cost of investments sold	327,176	576,375	109,562	6,438,472	4,410,465
Net realized gain (loss) on sales of investments	38,024	74,952	20,658	3,524,042	1,937,044
Distributions from capital gains	8,842	449,212	—	540,328	257,140
Net change in unrealized appreciation (depreciation) of investments	17,085	1,002,122	249,844	13,180,334	5,612,632
Net gain (loss) on investments	63,951	1,526,286	270,502	17,244,704	7,806,816
Net increase (decrease) in net assets resulting from operations	$104,056	$1,509,991	$250,294	$16,492,154	$7,551,411

Year ended December 31, 2024 (continued)	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Investment income
Dividend income	$—	$—	$267,037	$965,330	$—
Variable account expenses	89,411	158,618	90,592	345,703	8,026,953
Investment income (loss) — net	(89,411)	(158,618)	176,445	619,627	(8,026,953)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,538,434	3,883,507	1,758,985	5,717,076	145,366,371
Cost of investments sold	1,451,211	4,955,267	1,274,513	5,268,475	77,223,128
Net realized gain (loss) on sales of investments	87,223	(1,071,760)	484,472	448,601	68,143,243
Distributions from capital gains	723,617	—	816,604	—	—
Net change in unrealized appreciation (depreciation) of investments	543,447	(728,254)	(1,709,023)	2,738,341	31,699,675
Net gain (loss) on investments	1,354,287	(1,800,014)	(407,947)	3,186,942	99,842,918
Net increase (decrease) in net assets resulting from operations	$1,264,876	$(1,958,632)	$(231,502)	$3,806,569	$91,815,965

See accompanying notes to financial statements.

32	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2024 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	4,056,955	4,350,273	2,667,175	2,329,010	3,753,904
Investment income (loss) — net	(4,056,955)	(4,350,273)	(2,667,175)	(2,329,010)	(3,753,904)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	69,245,430	87,502,073	52,717,635	25,943,972	44,682,247
Cost of investments sold	26,747,515	77,980,351	42,537,179	21,478,986	35,523,917
Net realized gain (loss) on sales of investments	42,497,915	9,521,722	10,180,456	4,464,986	9,158,330
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	11,955,777	8,883,337	1,862,656	16,684,213	32,661,890
Net gain (loss) on investments	54,453,692	18,405,059	12,043,112	21,149,199	41,820,220
Net increase (decrease) in net assets resulting from operations	$50,396,737	$14,054,786	$9,375,937	$18,820,189	$38,066,316

Year ended December 31, 2024 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	5,206,582	10,753,152	104,958,557	112,400,625	65,459,349
Investment income (loss) — net	(5,206,582)	(10,753,152)	(104,958,557)	(112,400,625)	(65,459,349)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	104,341,889	170,783,296	1,264,058,847	1,573,166,727	760,368,878
Cost of investments sold	97,016,667	136,474,159	812,839,246	1,026,885,588	432,765,143
Net realized gain (loss) on sales of investments	7,325,222	34,309,137	451,219,601	546,281,139	327,603,735
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,048,642	36,000,535	753,928,556	472,716,383	222,921,151
Net gain (loss) on investments	21,373,864	70,309,672	1,205,148,157	1,018,997,522	550,524,886
Net increase (decrease) in net assets resulting from operations	$16,167,282	$59,556,520	$1,100,189,600	$906,596,897	$485,065,537

Year ended December 31, 2024 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	46,316,129	21,107,369	12,162,294	10,198,913	7,584,579
Investment income (loss) — net	(46,316,129)	(21,107,369)	(12,162,294)	(10,198,913)	(7,584,579)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	678,720,711	364,670,113	206,847,003	162,265,452	133,931,167
Cost of investments sold	305,820,122	187,294,169	82,805,631	117,317,081	78,444,413
Net realized gain (loss) on sales of investments	372,900,589	177,375,944	124,041,372	44,948,371	55,486,754
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	38,556,030	44,665,239	12,779,260	17,315,224	(6,097,511)
Net gain (loss) on investments	411,456,619	222,041,183	136,820,632	62,263,595	49,389,243
Net increase (decrease) in net assets resulting from operations	$365,140,490	$200,933,814	$124,658,338	$52,064,682	$41,804,664

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	33

Statement of Operations

Year ended December 31, 2024 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Investment income
Dividend income	$608,318	$—	$—	$232,709	$155,970
Variable account expenses	185,845	142,462	172,062	228,142	356,205
Investment income (loss) — net	422,473	(142,462)	(172,062)	4,567	(200,235)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,742,632	2,272,061	4,384,627	3,365,557	5,396,977
Cost of investments sold	2,948,143	1,046,424	1,332,405	3,346,164	5,407,053
Net realized gain (loss) on sales of investments	(205,511)	1,225,637	3,052,222	19,393	(10,076)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(51,647)	1,330,278	880,559	867,924	(508,177)
Net gain (loss) on investments	(257,158)	2,555,915	3,932,781	887,317	(518,253)
Net increase (decrease) in net assets resulting from operations	$165,315	$2,413,453	$3,760,719	$891,884	$(718,488)

Year ended December 31, 2024 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Investment income
Dividend income	$638,743	$—	$—	$—	$—
Variable account expenses	270,922	189,257	118,509	401,373	3,132,725
Investment income (loss) — net	367,821	(189,257)	(118,509)	(401,373)	(3,132,725)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,635,765	2,751,348	2,105,271	6,971,546	60,297,378
Cost of investments sold	3,407,684	2,373,355	1,773,831	2,980,337	52,303,154
Net realized gain (loss) on sales of investments	228,081	377,993	331,440	3,991,209	7,994,224
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	186,517	2,594,585	486,629	(562,188)	19,816,496
Net gain (loss) on investments	414,598	2,972,578	818,069	3,429,021	27,810,720
Net increase (decrease) in net assets resulting from operations	$782,419	$2,783,321	$699,560	$3,027,648	$24,677,995

Year ended December 31, 2024 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income	$—	$—	$—	$1,328,318	$731,147
Variable account expenses	39,443,916	19,466,946	1,417,555	867,194	128,741
Investment income (loss) — net	(39,443,916)	(19,466,946)	(1,417,555)	461,124	602,406

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	309,295,034	189,851,790	26,615,924	15,930,651	1,704,726
Cost of investments sold	219,414,219	143,678,208	37,168,604	19,785,879	1,896,597
Net realized gain (loss) on sales of investments	89,880,815	46,173,582	(10,552,680)	(3,855,228)	(191,871)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	528,831,932	193,570,643	31,718,697	(5,260,087)	252,609
Net gain (loss) on investments	618,712,747	239,744,225	21,166,017	(9,115,315)	60,738
Net increase (decrease) in net assets resulting from operations	$579,268,831	$220,277,279	$19,748,462	$(8,654,191)	$663,144

See accompanying notes to financial statements.

34	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2024	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$1,267	$901,969	$(1,814,547)	$277,247	$(94,147)
Net realized gain (loss) on sales of investments	(172,956)	199,569	5,510,351	1,712,815	117,783
Distributions from capital gains	—	—	7,655,765	2,681,792	30,172
Net change in unrealized appreciation (depreciation) of investments	1,016,775	1,571,047	23,389,904	3,663,159	430,748
Net increase (decrease) in net assets resulting from operations	845,086	2,672,585	34,741,473	8,335,013	484,556

Contract transactions
Contract purchase payments	132,788	579,300	12,453,675	1,573,356	419,929
Net transfers(1)	248,996	(270,840)	(1,831,219)	1,097,765	(275,631)
Transfers for policy loans	—	19,649	(26,784)	(12,417)	4,313
Adjustments to net assets allocated to contracts in payment period	—	(12,712)	(24,054)	(37,136)	(3,349)
Contract charges	(3,214)	(84,472)	(49,778)	(47,665)	(5,197)
Contract terminations:
Surrender benefits	(411,381)	(7,466,632)	(12,348,586)	(7,739,854)	(777,078)
Death benefits	(157,814)	(879,320)	(2,279,356)	(926,439)	(83,815)
Increase (decrease) from transactions	(190,625)	(8,115,027)	(4,106,102)	(6,092,390)	(720,828)
Net assets at beginning of year	9,303,318	66,348,042	148,094,621	71,873,556	9,732,846
Net assets at end of year	$9,957,779	$60,905,600	$178,729,992	$74,116,179	$9,496,574

Accumulation unit activity
Units outstanding at beginning of year	7,078,468	39,260,898	25,046,146	19,454,525	3,352,136
Units purchased	390,954	569,477	2,854,819	871,528	179,318
Units redeemed	(540,288)	(5,175,411)	(3,044,526)	(2,336,447)	(412,901)
Units outstanding at end of year	6,929,134	34,654,964	24,856,439	17,989,606	3,118,553

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	35

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Operations
Investment income (loss) — net	$92,070	$(368,393)	$(753,845)	$1,432,188	$11,432
Net realized gain (loss) on sales of investments	389,730	991,720	(1,676,248)	2,210,877	50,998
Distributions from capital gains	1,291,943	4,078,131	—	1,565,588	—
Net change in unrealized appreciation (depreciation) of investments	894,102	668,033	14,326,598	10,949,201	154,495
Net increase (decrease) in net assets resulting from operations	2,667,845	5,369,491	11,896,505	16,157,854	216,925

Contract transactions
Contract purchase payments	71,516	229,095	2,479,349	1,316,226	642,244
Net transfers(1)	(86,787)	(2,219,989)	(3,087,568)	(528,005)	(134,641)
Transfers for policy loans	15,585	960	20,638	18,900	—
Adjustments to net assets allocated to contracts in payment period	(147,637)	(11,696)	(10,571)	(27,681)	—
Contract charges	(12,446)	(25,086)	(31,664)	(20,405)	(773)
Contract terminations:
Surrender benefits	(1,913,779)	(4,361,234)	(6,274,863)	(4,172,182)	(34,129)
Death benefits	(324,121)	(366,306)	(1,075,592)	(564,293)	(45,506)
Increase (decrease) from transactions	(2,397,669)	(6,754,256)	(7,980,271)	(3,977,440)	427,195
Net assets at beginning of year	20,061,739	41,207,583	70,724,257	43,193,069	1,730,055
Net assets at end of year	$20,331,915	$39,822,818	$74,640,491	$55,373,483	$2,374,175

Accumulation unit activity
Units outstanding at beginning of year	5,573,609	8,453,976	18,920,492	34,441,661	1,528,855
Units purchased	23,097	45,517	654,255	1,729,647	653,310
Units redeemed	(614,403)	(1,348,242)	(2,622,024)	(4,442,605)	(283,886)
Units outstanding at end of year	4,982,303	7,151,251	16,952,723	31,728,703	1,898,279

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

36	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$(190,911)	$(19,682)	$17,717	$195,228	$(132,723)
Net realized gain (loss) on sales of investments	(729,491)	67,992	33,041	534,181	79,041
Distributions from capital gains	6,304,242	22,193	38,065	404,643	445,104
Net change in unrealized appreciation (depreciation) of investments	285,867	639,567	198,953	2,724,904	93,764
Net increase (decrease) in net assets resulting from operations	5,669,707	710,070	287,776	3,858,956	485,186

Contract transactions
Contract purchase payments	1,847,324	219,398	822,021	161,640	109,569
Net transfers(1)	425,562	27,564	106,106	850,832	(461,710)
Transfers for policy loans	(2,055)	—	(12,454)	2,800	(1,165)
Adjustments to net assets allocated to contracts in payment period	(75,199)	—	—	(5,181)	(4,383)
Contract charges	(27,650)	(149)	(1,396)	(17,904)	(11,689)
Contract terminations:
Surrender benefits	(6,962,951)	(5,465)	(156,592)	(1,582,810)	(1,957,827)
Death benefits	(1,796,459)	—	—	(490,853)	(104,819)
Increase (decrease) from transactions	(6,591,428)	241,348	757,685	(1,081,476)	(2,432,024)
Net assets at beginning of year	74,396,000	2,990,068	1,433,205	21,222,271	15,058,157
Net assets at end of year	$73,474,279	$3,941,486	$2,478,666	$23,999,751	$13,111,319

Accumulation unit activity
Units outstanding at beginning of year	44,971,391	2,646,827	1,314,828	7,788,387	4,264,712
Units purchased	2,633,802	352,692	782,738	334,654	65,921
Units redeemed	(6,406,886)	(172,464)	(166,611)	(696,459)	(744,940)
Units outstanding at end of year	41,198,307	2,827,055	1,930,955	7,426,582	3,585,693

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	37

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Operations
Investment income (loss) — net	$(1,248,004)	$(6,203,458)	$396,784	$(1,759,568)	$(642,863)
Net realized gain (loss) on sales of investments	986,924	38,328,102	(1,174,806)	11,855,303	4,167,660
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,255,922	41,222,318	1,708,788	22,476,459	9,155,799
Net increase (decrease) in net assets resulting from operations	13,994,842	73,346,962	930,766	32,572,194	12,680,596

Contract transactions
Contract purchase payments	42,336,517	3,983,420	309,635	10,992,425	3,798,395
Net transfers(1)	4,876,891	31,522,862	(602,895)	7,963,530	(1,218,639)
Transfers for policy loans	(24,856)	(9,407)	919	(20,114)	5,622
Adjustments to net assets allocated to contracts in payment period	—	(912,983)	—	(51,252)	—
Contract charges	(334,402)	(275,338)	(5,076)	(149,340)	(42,334)
Contract terminations:
Surrender benefits	(5,791,651)	(62,018,908)	(865,346)	(15,211,386)	(3,500,500)
Death benefits	(1,766,685)	(13,786,233)	(216,793)	(1,518,324)	(906,947)
Increase (decrease) from transactions	39,295,814	(41,496,587)	(1,379,556)	2,005,539	(1,864,403)
Net assets at beginning of year	95,274,299	568,979,468	16,349,991	149,160,986	52,063,907
Net assets at end of year	$148,564,955	$600,829,843	$15,901,201	$183,738,719	$62,880,100

Accumulation unit activity
Units outstanding at beginning of year	91,068,589	177,388,512	21,658,120	45,709,385	11,159,964
Units purchased	41,781,029	11,979,838	778,360	5,943,829	1,005,366
Units redeemed	(7,559,517)	(23,946,097)	(2,568,328)	(5,404,334)	(1,249,864)
Units outstanding at end of year	125,290,101	165,422,253	19,868,152	46,248,880	10,915,466

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

38	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Operations
Investment income (loss) — net	$(3,706,605)	$(1,157,487)	$(3,512,151)	$373,519	$(16,833)
Net realized gain (loss) on sales of investments	38,258,997	5,348,810	39,455,253	(253,973)	(3,359,372)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	45,098,081	9,258,358	13,398,052	347,964	5,447,795
Net increase (decrease) in net assets resulting from operations	79,650,473	13,449,681	49,341,154	467,510	2,071,590

Contract transactions
Contract purchase payments	2,033,016	7,775,720	2,034,271	265,252	1,510,654
Net transfers(1)	(3,609,747)	(76,127)	(5,319,822)	368,439	(1,578,545)
Transfers for policy loans	91,475	6,566	7,968	1,426	(39,453)
Adjustments to net assets allocated to contracts in payment period	(619,445)	(6,691)	(84,959)	—	—
Contract charges	(286,940)	(59,778)	(263,713)	(3,827)	(33,064)
Contract terminations:
Surrender benefits	(36,594,194)	(8,210,598)	(42,857,224)	(847,240)	(3,141,533)
Death benefits	(6,039,222)	(1,808,854)	(5,780,605)	(121,294)	(652,590)
Increase (decrease) from transactions	(45,025,057)	(2,379,762)	(52,264,084)	(337,244)	(3,934,531)
Net assets at beginning of year	339,235,922	98,976,248	365,623,888	9,458,091	47,968,832
Net assets at end of year	$373,861,338	$110,046,167	$362,700,958	$9,588,357	$46,105,891

Accumulation unit activity
Units outstanding at beginning of year	87,846,417	33,216,795	93,884,096	9,314,719	38,480,921
Units purchased	673,318	4,037,739	515,872	829,223	1,359,837
Units redeemed	(11,015,316)	(4,473,867)	(12,852,642)	(1,166,977)	(4,316,452)
Units outstanding at end of year	77,504,419	32,780,667	81,547,326	8,976,965	35,524,306

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	39

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$116,015	$186,093	$1,023,895	$5,306,931	$5,188,233
Net realized gain (loss) on sales of investments	(3,337,176)	(203,242)	(1,935,610)	—	331
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	6,156,371	222,312	1,860,596	—	(331)
Net increase (decrease) in net assets resulting from operations	2,935,210	205,163	948,881	5,306,931	5,188,233

Contract transactions
Contract purchase payments	598,134	837,221	161,048	25,592,927	1,468,206
Net transfers(1)	(1,635,209)	729,428	633,467	(2,138,794)	45,649,107
Transfers for policy loans	14,209	1,379	10,454	20,900	125,473
Adjustments to net assets allocated to contracts in payment period	(12,661)	(512)	(25,811)	(980)	(76,177)
Contract charges	(72,551)	(2,031)	(68,540)	(88,315)	(113,757)
Contract terminations:
Surrender benefits	(7,272,092)	(770,792)	(4,690,191)	(22,162,631)	(26,342,803)
Death benefits	(551,434)	(95,588)	(1,076,505)	(5,076,502)	(2,797,741)
Increase (decrease) from transactions	(8,931,604)	699,105	(5,056,078)	(3,853,395)	17,912,308
Net assets at beginning of year	68,435,453	8,915,120	44,431,393	148,909,861	126,337,957
Net assets at end of year	$62,439,059	$9,819,388	$40,324,196	$150,363,397	$149,438,498

Accumulation unit activity
Units outstanding at beginning of year	28,395,940	9,371,704	28,566,883	157,214,722	112,497,377
Units purchased	305,909	1,669,498	673,199	30,978,932	41,910,003
Units redeemed	(3,950,286)	(938,722)	(3,762,747)	(35,191,469)	(25,668,545)
Units outstanding at end of year	24,751,563	10,102,480	25,477,335	153,002,185	128,738,835

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

40	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Operations
Investment income (loss) — net	$2,299,329	$5,318,490	$1,178,963	$3,086,007	$2,761,646
Net realized gain (loss) on sales of investments	(494,431)	(1,213,019)	(592,625)	(2,548,431)	(1,415,923)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	958,915	2,309,965	627,281	2,778,946	(951,935)
Net increase (decrease) in net assets resulting from operations	2,763,813	6,415,436	1,213,619	3,316,522	393,788

Contract transactions
Contract purchase payments	4,056,101	609,178	2,159,400	312,369	6,726,881
Net transfers(1)	2,482,132	915,544	1,013,611	1,532,536	11,124,888
Transfers for policy loans	1,683	11,942	677	10,467	(4,213)
Adjustments to net assets allocated to contracts in payment period	—	(220,131)	—	(39,175)	(4,284)
Contract charges	(12,942)	(70,383)	(7,447)	(102,440)	(67,191)
Contract terminations:
Surrender benefits	(4,822,915)	(13,001,597)	(2,438,817)	(7,947,481)	(5,559,109)
Death benefits	(665,134)	(2,602,694)	(638,762)	(1,592,210)	(1,049,776)
Increase (decrease) from transactions	1,038,925	(14,358,141)	88,662	(7,825,934)	11,167,196
Net assets at beginning of year	48,186,955	115,279,948	26,797,408	71,590,409	72,989,491
Net assets at end of year	$51,989,693	$107,337,243	$28,099,689	$67,080,997	$84,550,475

Accumulation unit activity
Units outstanding at beginning of year	26,479,958	38,417,330	15,261,678	29,010,653	60,739,026
Units purchased	4,440,596	735,714	2,001,573	820,366	14,941,597
Units redeemed	(3,777,654)	(5,254,210)	(1,949,922)	(3,920,483)	(5,792,359)
Units outstanding at end of year	27,142,900	33,898,834	15,313,329	25,910,536	69,888,264

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	41

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$7,752,231	$(1,483,441)	$(1,263,050)	$(1,435,175)	$(5,881,772)
Net realized gain (loss) on sales of investments	(6,136,314)	8,514,555	16,940,579	2,973,451	49,678,821
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	161,954	27,597,955	21,916,928	24,836,913	74,659,021
Net increase (decrease) in net assets resulting from operations	1,777,871	34,629,069	37,594,457	26,375,189	118,456,070

Contract transactions
Contract purchase payments	1,067,635	12,519,423	840,451	51,861,961	4,025,593
Net transfers(1)	11,789,436	(423,983)	792,625	3,805,191	3,357,442
Transfers for policy loans	27,324	16,631	3,029	(57,770)	(101,493)
Adjustments to net assets allocated to contracts in payment period	(81,645)	—	24,360	—	(240,458)
Contract charges	(252,185)	(129,036)	(101,134)	(108,279)	(243,604)
Contract terminations:
Surrender benefits	(24,318,538)	(7,965,087)	(16,503,988)	(3,626,400)	(54,257,655)
Death benefits	(4,919,871)	(1,310,913)	(2,146,798)	(4,767,828)	(11,066,160)
Increase (decrease) from transactions	(16,687,844)	2,707,035	(17,091,455)	47,106,875	(58,526,335)
Net assets at beginning of year	216,758,064	115,305,697	131,653,462	101,414,952	528,873,895
Net assets at end of year	$201,848,091	$152,641,801	$152,156,464	$174,897,016	$588,803,630

Accumulation unit activity
Units outstanding at beginning of year	119,387,992	21,126,775	38,438,479	88,752,646	132,544,707
Units purchased	7,206,781	2,786,177	466,973	47,434,053	3,599,181
Units redeemed	(16,377,119)	(1,932,540)	(4,794,611)	(11,881,045)	(16,186,810)
Units outstanding at end of year	110,217,654	21,980,412	34,110,841	124,305,654	119,957,078

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

42	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2
Operations
Investment income (loss) — net	$2,068,832	$368,682	$1,143,049	$1,666,571	$(41,067)
Net realized gain (loss) on sales of investments	16,275	(1,295,477)	50,585	663,843	47,280
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	688,130	(57,419)	(393,855)	(1,060,522)	717,679
Net increase (decrease) in net assets resulting from operations	2,773,237	(984,214)	799,779	1,269,892	723,892

Contract transactions
Contract purchase payments	10,907,121	1,493,276	2,105,007	455,264	1,228,183
Net transfers(1)	4,630,141	1,081,088	104,350	548,329	(35,345)
Transfers for policy loans	422	57	(8,924)	25,038	—
Adjustments to net assets allocated to contracts in payment period	(2,806)	(6,667)	(9,848)	87,314	—
Contract charges	(71,116)	(4,616)	(36,698)	(31,519)	(2,447)
Contract terminations:
Surrender benefits	(8,495,520)	(1,373,463)	(2,545,550)	(5,459,779)	(46,535)
Death benefits	(2,505,023)	(431,676)	(718,769)	(792,465)	—
Increase (decrease) from transactions	4,463,219	757,999	(1,110,432)	(5,167,818)	1,143,856
Net assets at beginning of year	74,957,685	15,001,757	36,444,624	51,119,688	2,785,156
Net assets at end of year	$82,194,141	$14,775,542	$36,133,971	$47,221,762	$4,652,904

Accumulation unit activity
Units outstanding at beginning of year	66,869,288	14,702,754	20,025,515	27,310,543	2,393,486
Units purchased	17,857,856	2,577,000	1,736,079	714,484	1,018,919
Units redeemed	(14,008,819)	(1,964,205)	(2,104,079)	(3,420,341)	(150,902)
Units outstanding at end of year	70,718,325	15,315,549	19,657,515	24,604,686	3,261,503

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	43

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Operations
Investment income (loss) — net	$(753,037)	$(393,375)	$(434,444)	$(719,754)	$(473,398)
Net realized gain (loss) on sales of investments	3,151,098	4,159,923	2,003,841	7,621,535	2,576,449
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	4,920,913	1,026,839	6,371,063	7,326,062	2,351,938
Net increase (decrease) in net assets resulting from operations	7,318,974	4,793,387	7,940,460	14,227,843	4,454,989

Contract transactions
Contract purchase payments	4,641,373	312,365	3,678,921	400,864	2,509,178
Net transfers(1)	(1,480,592)	(2,483,274)	(129,696)	(452,564)	(462,652)
Transfers for policy loans	(17,274)	2,806	(12,184)	8,147	(589)
Adjustments to net assets allocated to contracts in payment period	—	(14,534)	(1,957)	(39,358)	(3,727)
Contract charges	(51,152)	(23,530)	(30,362)	(37,591)	(29,878)
Contract terminations:
Surrender benefits	(4,608,453)	(5,503,321)	(2,543,339)	(7,929,013)	(3,512,297)
Death benefits	(1,452,018)	(863,048)	(712,121)	(1,175,954)	(704,114)
Increase (decrease) from transactions	(2,968,116)	(8,572,536)	249,262	(9,225,469)	(2,204,079)
Net assets at beginning of year	66,072,357	43,541,784	35,128,973	67,844,121	40,997,953
Net assets at end of year	$70,423,215	$39,762,635	$43,318,695	$72,846,495	$43,248,863

Accumulation unit activity
Units outstanding at beginning of year	17,249,459	11,453,982	10,620,277	18,489,667	11,612,222
Units purchased	1,475,377	80,051	1,353,731	194,358	900,600
Units redeemed	(2,076,243)	(2,155,654)	(1,170,939)	(2,430,614)	(1,413,538)
Units outstanding at end of year	16,648,593	9,378,379	10,803,069	16,253,411	11,099,284

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

44	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(376,451)	$(298,495)	$(257,567)	$(134,842)	$(9,231)
Net realized gain (loss) on sales of investments	4,001,242	1,074,532	2,622,608	399,097	16,165
Distributions from capital gains	—	—	—	930,569	94,086
Net change in unrealized appreciation (depreciation) of investments	770,650	2,315,043	1,131,275	1,771,961	52,246
Net increase (decrease) in net assets resulting from operations	4,395,441	3,091,080	3,496,316	2,966,785	153,266

Contract transactions
Contract purchase payments	243,282	1,311,643	209,362	8,725,812	661,180
Net transfers(1)	(858,914)	2,180	(566,250)	602,885	165,661
Transfers for policy loans	(1,937)	(2,922)	(19,646)	(6,298)	—
Adjustments to net assets allocated to contracts in payment period	56,476	(382)	(9,102)	—	—
Contract charges	(27,424)	(21,941)	(20,674)	(3,268)	(376)
Contract terminations:
Surrender benefits	(4,234,660)	(2,025,022)	(3,313,073)	(245,832)	(46,267)
Death benefits	(680,048)	(375,665)	(356,345)	(383,206)	(61,623)
Increase (decrease) from transactions	(5,503,225)	(1,112,109)	(4,075,728)	8,690,093	718,575
Net assets at beginning of year	40,179,259	25,204,928	29,240,268	7,656,796	1,595,099
Net assets at end of year	$39,071,475	$27,183,899	$28,660,856	$19,313,674	$2,466,940

Accumulation unit activity
Units outstanding at beginning of year	10,964,412	7,937,035	6,967,188	6,245,474	1,342,273
Units purchased	71,299	725,977	50,391	8,162,369	688,943
Units redeemed	(1,486,297)	(967,458)	(981,702)	(1,833,126)	(100,487)
Units outstanding at end of year	9,549,414	7,695,554	6,035,877	12,574,717	1,930,729

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	45

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2
Operations
Investment income (loss) — net	$2,587,349	$239,267	$794,770	$224,792	$691,919
Net realized gain (loss) on sales of investments	(1,378,461)	(351,092)	(1,021,908)	(1,276,164)	(246,768)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,417,597	84,767	408,736	1,474,725	(335,103)
Net increase (decrease) in net assets resulting from operations	2,626,485	(27,058)	181,598	423,353	110,048

Contract transactions
Contract purchase payments	4,202,535	721,896	244,798	97,313	1,812,531
Net transfers(1)	5,552,777	(2,057,238)	462,888	(8,361)	3,650,704
Transfers for policy loans	(13,184)	(1,118)	11,968	5,504	—
Adjustments to net assets allocated to contracts in payment period	—	(3,228)	(19,276)	(34)	—
Contract charges	(16,614)	(18,099)	(24,721)	(6,441)	(41,970)
Contract terminations:
Surrender benefits	(7,019,151)	(942,799)	(4,762,248)	(1,223,369)	(788,382)
Death benefits	(1,062,465)	(310,124)	(679,543)	(94,937)	(249,467)
Increase (decrease) from transactions	1,643,898	(2,610,710)	(4,766,134)	(1,230,325)	4,383,416
Net assets at beginning of year	77,773,676	14,760,729	37,448,829	11,445,304	20,879,542
Net assets at end of year	$82,044,059	$12,122,961	$32,864,293	$10,638,332	$25,373,006

Accumulation unit activity
Units outstanding at beginning of year	62,275,813	14,811,065	28,406,351	18,489,807	18,390,468
Units purchased	8,492,964	1,418,989	663,147	409,207	4,798,284
Units redeemed	(7,226,866)	(4,144,981)	(4,281,765)	(2,363,402)	(950,054)
Units outstanding at end of year	63,541,911	12,085,073	24,787,733	16,535,612	22,238,698

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

46	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP Prin Blue Chip Gro, Cl 1
Operations
Investment income (loss) — net	$127,363	$406,909	$288,223	$(892,659)	$(1,059,464)
Net realized gain (loss) on sales of investments	(1,254,421)	(3,310,462)	(943,887)	4,378,592	14,100,270
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	681,712	2,088,873	2,528,174	4,272,879	8,102,016
Net increase (decrease) in net assets resulting from operations	(445,346)	(814,680)	1,872,510	7,758,812	21,142,822

Contract transactions
Contract purchase payments	614,497	118,635	1,299,715	6,606,597	830,252
Net transfers(1)	(1,553,746)	113,912	(784,511)	1,798,581	(3,382,348)
Transfers for policy loans	813	14,330	2,115	(21,738)	(19,268)
Adjustments to net assets allocated to contracts in payment period	—	16,838	—	—	(3,601)
Contract charges	(4,018)	(124,975)	(7,214)	(55,959)	(88,801)
Contract terminations:
Surrender benefits	(1,617,513)	(4,217,151)	(1,762,123)	(5,228,279)	(15,131,202)
Death benefits	(322,491)	(1,279,690)	(378,068)	(1,671,416)	(1,507,912)
Increase (decrease) from transactions	(2,882,458)	(5,358,101)	(1,630,086)	1,427,786	(19,302,880)
Net assets at beginning of year	21,069,917	45,398,735	22,630,736	75,303,146	111,832,827
Net assets at end of year	$17,742,113	$39,225,954	$22,873,160	$84,489,744	$113,672,769

Accumulation unit activity
Units outstanding at beginning of year	17,709,544	30,733,916	10,611,230	21,938,945	41,831,487
Units purchased	609,333	441,504	656,031	3,190,851	282,784
Units redeemed	(3,043,378)	(4,109,114)	(1,359,864)	(2,745,588)	(6,780,709)
Units outstanding at end of year	15,275,499	27,066,306	9,907,397	22,384,208	35,333,562

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	47

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3
Operations
Investment income (loss) — net	$(644,412)	$(495,265)	$568,715	$(757,933)	$(408,925)
Net realized gain (loss) on sales of investments	3,898,898	1,978,755	(304,890)	3,645,676	3,602,435
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	7,354,326	2,907,196	(419,123)	2,720,226	562,246
Net increase (decrease) in net assets resulting from operations	10,608,812	4,390,686	(155,298)	5,607,969	3,755,756

Contract transactions
Contract purchase payments	3,884,105	1,511,163	1,585,490	4,739,972	297,348
Net transfers(1)	487,785	632,305	3,772,962	684,052	(243,997)
Transfers for policy loans	(20,193)	954	(43)	(3,543)	4,646
Adjustments to net assets allocated to contracts in payment period	—	(4,669)	—	—	(22,972)
Contract charges	(67,007)	(42,779)	(34,198)	(36,354)	(26,097)
Contract terminations:
Surrender benefits	(3,969,947)	(2,855,538)	(1,228,040)	(5,338,451)	(5,234,558)
Death benefits	(607,485)	(1,079,706)	(102,991)	(1,239,934)	(295,557)
Increase (decrease) from transactions	(292,742)	(1,838,270)	3,993,180	(1,194,258)	(5,521,187)
Net assets at beginning of year	53,450,643	42,260,439	19,441,798	66,317,706	43,663,617
Net assets at end of year	$63,766,713	$44,812,855	$23,279,680	$70,731,417	$41,898,186

Accumulation unit activity
Units outstanding at beginning of year	10,303,109	13,904,219	18,366,435	15,977,681	9,202,354
Units purchased	1,047,402	847,090	5,187,747	1,790,667	130,327
Units redeemed	(1,116,142)	(1,367,074)	(1,505,028)	(1,878,626)	(1,215,597)
Units outstanding at end of year	10,234,369	13,384,235	22,049,154	15,889,722	8,117,084

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

48	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F
Operations
Investment income (loss) — net	$(320,093)	$(280,893)	$84,921	$(92,089)	$37,498
Net realized gain (loss) on sales of investments	2,596,008	722,327	58,617	329,459	92,559
Distributions from capital gains	—	—	—	1,254,779	173,163
Net change in unrealized appreciation (depreciation) of investments	2,168,361	5,424,960	(132,221)	1,559,184	282,331
Net increase (decrease) in net assets resulting from operations	4,444,276	5,866,394	11,317	3,051,333	585,551

Contract transactions
Contract purchase payments	1,811,750	728,283	1,724,756	11,043,889	5,265,563
Net transfers(1)	(1,222,804)	(2,497,728)	355,612	731,698	430,551
Transfers for policy loans	(2,751)	(7,457)	(418)	(683)	(691)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(20,656)	(21,943)	(1,980)	(5,075)	(4,255)
Contract terminations:
Surrender benefits	(2,553,591)	(1,685,440)	(58,411)	(299,742)	(131,872)
Death benefits	(609,894)	(241,289)	(408,188)	(266,278)	(518,600)
Increase (decrease) from transactions	(2,597,946)	(3,725,574)	1,611,371	11,203,809	5,040,696
Net assets at beginning of year	29,091,718	24,647,273	3,179,759	9,295,341	4,725,698
Net assets at end of year	$30,938,048	$26,788,093	$4,802,447	$23,550,483	$10,351,945

Accumulation unit activity
Units outstanding at beginning of year	7,552,699	6,283,350	2,801,182	7,194,537	4,331,815
Units purchased	568,308	179,606	1,973,502	9,295,234	5,752,811
Units redeemed	(1,159,466)	(1,027,370)	(622,121)	(1,745,552)	(1,443,471)
Units outstanding at end of year	6,961,541	5,435,586	4,152,563	14,744,219	8,641,155

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	49

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2
Operations
Investment income (loss) — net	$359,169	$5,440,176	$(5,725,869)	$6,684	$29,863
Net realized gain (loss) on sales of investments	(141,734)	(678,405)	32,417,282	79,913	33,004
Distributions from capital gains	9,195	—	72,032,556	—	—
Net change in unrealized appreciation (depreciation) of investments	436,082	347,882	59,313,515	83,672	(4,938)
Net increase (decrease) in net assets resulting from operations	662,712	5,109,653	158,037,484	170,269	57,929

Contract transactions
Contract purchase payments	755,512	2,299,802	24,474,464	534,363	540,039
Net transfers(1)	268,235	(1,789,752)	(833,368)	(13,466)	(11,060)
Transfers for policy loans	4,336	7,677	(29,993)	—	(321)
Adjustments to net assets allocated to contracts in payment period	(1,587)	(31,901)	(184,106)	—	—
Contract charges	(6,790)	(56,957)	(248,002)	(964)	(2,194)
Contract terminations:
Surrender benefits	(1,705,111)	(8,135,126)	(62,501,380)	(28,060)	(84,603)
Death benefits	(210,788)	(1,540,762)	(9,503,982)	(51,583)	(20,189)
Increase (decrease) from transactions	(896,193)	(9,247,019)	(48,826,367)	440,290	421,672
Net assets at beginning of year	16,054,702	80,842,234	507,551,284	1,892,985	2,295,218
Net assets at end of year	$15,821,221	$76,704,868	$616,762,401	$2,503,544	$2,774,819

Accumulation unit activity
Units outstanding at beginning of year	13,734,431	50,309,582	123,150,326	1,829,144	1,982,168
Units purchased	1,049,203	2,115,182	8,477,793	823,120	577,282
Units redeemed	(1,787,042)	(7,524,371)	(16,541,396)	(425,140)	(230,803)
Units outstanding at end of year	12,996,592	44,900,393	115,086,723	2,227,124	2,328,647

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

50	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Operations
Investment income (loss) — net	$209,772	$406,385	$(177,258)	$(14,874)	$354,875
Net realized gain (loss) on sales of investments	2,743,588	5,357,337	444,520	130,100	15,228
Distributions from capital gains	2,782,505	7,241,346	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,377,045	6,708,229	4,551,818	122,941	(336,484)
Net increase (decrease) in net assets resulting from operations	8,112,910	19,713,297	4,819,080	238,167	33,619

Contract transactions
Contract purchase payments	293,257	5,300,628	12,197,534	3,933,099	6,010,951
Net transfers(1)	(172,022)	(1,708,560)	444,797	332,646	2,236,249
Transfers for policy loans	32,296	(34,347)	—	2,468	(2,246)
Adjustments to net assets allocated to contracts in payment period	47,251	(77,358)	—	—	—
Contract charges	(8,314)	(71,332)	(7,282)	(1,349)	(2,834)
Contract terminations:
Surrender benefits	(4,972,804)	(9,341,113)	(404,759)	(182,316)	(362,060)
Death benefits	(854,469)	(1,170,579)	(32,383)	(41,689)	(58,905)
Increase (decrease) from transactions	(5,634,805)	(7,102,661)	12,197,907	4,042,859	7,821,155
Net assets at beginning of year	40,195,370	96,518,762	8,689,130	3,797,974	7,861,681
Net assets at end of year	$42,673,475	$109,129,398	$25,706,117	$8,079,000	$15,716,455

Accumulation unit activity
Units outstanding at beginning of year	10,014,343	23,415,642	7,195,876	3,267,096	7,882,190
Units purchased	71,867	2,221,681	9,289,528	3,966,719	8,331,506
Units redeemed	(1,327,353)	(2,894,218)	(966,075)	(731,693)	(528,282)
Units outstanding at end of year	8,758,857	22,743,105	15,519,329	6,502,122	15,685,414

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	51

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(253,515)	$(2,197,886)	$74,637	$208,381	$4,747,521
Net realized gain (loss) on sales of investments	1,922,959	7,173,150	363,401	1,439,699	(1,024,581)
Distributions from capital gains	8,191,569	47,308,274	445,533	1,969,697	—
Net change in unrealized appreciation (depreciation) of investments	(146,038)	262,410	(491,691)	(2,023,394)	4,168,958
Net increase (decrease) in net assets resulting from operations	9,714,975	52,545,948	391,880	1,594,383	7,891,898

Contract transactions
Contract purchase payments	261,792	10,082,303	60,395	352,754	9,342,290
Net transfers(1)	(1,238,735)	(1,451,775)	626,415	4,017,968	25,373,325
Transfers for policy loans	13,024	(14,789)	(2,433)	4,823	(13,524)
Adjustments to net assets allocated to contracts in payment period	(5,976)	(156,246)	(4,629)	19,527	(68,892)
Contract charges	(13,756)	(249,667)	(1,950)	(28,788)	(53,631)
Contract terminations:
Surrender benefits	(6,329,029)	(35,368,681)	(1,025,536)	(4,674,856)	(16,797,224)
Death benefits	(672,834)	(5,451,609)	(148,133)	(336,487)	(2,888,233)
Increase (decrease) from transactions	(7,985,514)	(32,610,464)	(495,871)	(645,059)	14,894,111
Net assets at beginning of year	62,092,008	337,242,419	9,498,088	40,197,551	162,986,893
Net assets at end of year	$63,821,469	$357,177,903	$9,394,097	$41,146,875	$185,772,902

Accumulation unit activity
Units outstanding at beginning of year	5,939,292	65,758,963	4,138,976	16,513,637	134,873,909
Units purchased	23,792	2,624,794	285,771	1,781,071	28,093,961
Units redeemed	(724,191)	(8,387,593)	(486,353)	(1,959,433)	(16,165,071)
Units outstanding at end of year	5,238,893	59,996,164	3,938,394	16,335,275	146,802,799

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

52	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$416,175	$2,481,070	$381,857	$3,988	$609,928
Net realized gain (loss) on sales of investments	(1,967,355)	(562,885)	8,307	1,226	(255,170)
Distributions from capital gains	—	256,069	38,900	44,199	1,268,270
Net change in unrealized appreciation (depreciation) of investments	1,015,447	1,370,654	12,494	(32,473)	4,555,926
Net increase (decrease) in net assets resulting from operations	(535,733)	3,544,908	441,558	16,940	6,178,954

Contract transactions
Contract purchase payments	384,532	350,372	3,394,340	100,282	424,064
Net transfers(1)	133,634	2,329,764	2,857,675	12,777	(1,575,618)
Transfers for policy loans	25,334	9,122	—	—	23,444
Adjustments to net assets allocated to contracts in payment period	(22,489)	(15,946)	—	—	30,137
Contract charges	(36,321)	(25,010)	(1,820)	(102)	(35,110)
Contract terminations:
Surrender benefits	(4,311,364)	(5,864,358)	(460,937)	(5,489)	(6,269,607)
Death benefits	(599,115)	(1,313,548)	(142,127)	(7,188)	(988,422)
Increase (decrease) from transactions	(4,425,789)	(4,529,604)	5,647,131	100,280	(8,391,112)
Net assets at beginning of year	46,208,752	60,747,282	6,033,903	496,473	62,314,708
Net assets at end of year	$41,247,230	$59,762,586	$12,122,592	$613,693	$60,102,550

Accumulation unit activity
Units outstanding at beginning of year	19,107,484	38,683,322	5,804,751	420,971	23,727,834
Units purchased	535,698	3,114,120	5,909,979	92,862	181,816
Units redeemed	(2,198,347)	(5,970,367)	(725,629)	(11,290)	(3,151,943)
Units outstanding at end of year	17,444,835	35,827,075	10,989,101	502,543	20,757,707

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	53

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Multi-Strategy Alt, Serv
Operations
Investment income (loss) — net	$(43,906)	$(10,938)	$123,385	$138,850	$30,443
Net realized gain (loss) on sales of investments	(1,044,373)	21,205	1,493,445	(22,481)	572
Distributions from capital gains	2,596,381	80,915	5,954,818	—	—
Net change in unrealized appreciation (depreciation) of investments	9,878,323	274,331	3,953,693	71,972	(4,619)
Net increase (decrease) in net assets resulting from operations	11,386,425	365,513	11,525,341	188,341	26,396

Contract transactions
Contract purchase payments	601,798	1,515,422	461,018	42,285	405,796
Net transfers(1)	(2,158,681)	225,057	(2,140,727)	180,996	156,621
Transfers for policy loans	11,083	—	18,391	98	—
Adjustments to net assets allocated to contracts in payment period	65,097	—	(77,678)	(264)	—
Contract charges	(55,080)	(601)	(95,160)	(2,981)	(304)
Contract terminations:
Surrender benefits	(12,300,002)	(214,788)	(11,833,015)	(569,918)	(33,245)
Death benefits	(1,128,319)	(92,691)	(1,210,830)	(197,495)	—
Increase (decrease) from transactions	(14,964,104)	1,432,399	(14,878,001)	(547,279)	528,868
Net assets at beginning of year	114,080,355	3,128,554	106,603,285	9,647,383	1,078,097
Net assets at end of year	$110,502,676	$4,926,466	$103,250,625	$9,288,445	$1,633,361

Accumulation unit activity
Units outstanding at beginning of year	22,656,414	2,838,789	13,863,863	9,707,552	1,051,947
Units purchased	201,104	1,579,911	61,183	508,894	539,111
Units redeemed	(3,332,899)	(370,401)	(1,873,259)	(1,056,894)	(31,735)
Units outstanding at end of year	19,524,619	4,048,299	12,051,787	9,159,552	1,559,323

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

54	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$6,394	$1,146	$(250,369)	$(120,996)	$(393,471)
Net realized gain (loss) on sales of investments	63,000	22,136	4,846,320	633,405	2,012,582
Distributions from capital gains	399,162	197,638	13,502,553	—	—
Net change in unrealized appreciation (depreciation) of investments	353,411	(5,564)	5,706,489	3,668,159	11,105,866
Net increase (decrease) in net assets resulting from operations	821,967	215,356	23,804,993	4,180,568	12,724,977

Contract transactions
Contract purchase payments	32,616	1,496,325	285,268	54,012	141,561
Net transfers(1)	127,074	24,622	(4,024,914)	(289,483)	(3,188,838)
Transfers for policy loans	788	—	(15,347)	2,073	7,771
Adjustments to net assets allocated to contracts in payment period	(2,640)	—	(87,486)	(2,604)	714
Contract charges	(1,146)	(999)	(131,772)	(3,959)	(110,536)
Contract terminations:
Surrender benefits	(448,422)	(23,667)	(10,394,134)	(1,886,887)	(4,819,368)
Death benefits	(39,775)	(13,353)	(1,761,881)	(69,655)	(1,029,457)
Increase (decrease) from transactions	(331,505)	1,482,928	(16,130,266)	(2,196,503)	(8,998,153)
Net assets at beginning of year	4,602,374	1,007,890	93,869,613	13,220,081	41,826,767
Net assets at end of year	$5,092,836	$2,706,174	$101,544,340	$15,204,146	$45,553,591

Accumulation unit activity
Units outstanding at beginning of year	901,219	902,304	23,461,140	3,516,542	11,541,446
Units purchased	29,227	1,407,452	112,607	12,595	38,042
Units redeemed	(86,245)	(246,995)	(3,630,351)	(507,341)	(2,151,312)
Units outstanding at end of year	844,201	2,062,761	19,943,396	3,021,796	9,428,176

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	55

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$1,329,967	$576,744	$(420,526)	$177,432	$(147,716)
Net realized gain (loss) on sales of investments	(890,777)	4,015,262	1,776,956	24,078	(71,333)
Distributions from capital gains	—	6,938,696	6,063,473	—	—
Net change in unrealized appreciation (depreciation) of investments	342,932	1,298,638	8,169,956	(133,924)	3,772,817
Net increase (decrease) in net assets resulting from operations	782,122	12,829,340	15,589,859	67,586	3,553,768

Contract transactions
Contract purchase payments	977,995	2,502,946	266,723	2,951,766	90,839
Net transfers(1)	(1,338,982)	(853,466)	(456,004)	468,288	5,511
Transfers for policy loans	815	5,771	21,395	—	1,546
Adjustments to net assets allocated to contracts in payment period	(21,218)	12,348	(245,930)	—	(11,197)
Contract charges	(10,804)	(180,998)	(26,270)	(892)	(8,137)
Contract terminations:
Surrender benefits	(2,713,066)	(10,529,727)	(7,005,238)	(119,887)	(1,652,855)
Death benefits	(423,468)	(1,918,117)	(984,793)	(18,973)	(179,974)
Increase (decrease) from transactions	(3,528,728)	(10,961,243)	(8,430,117)	3,280,302	(1,754,267)
Net assets at beginning of year	29,097,573	95,815,925	67,843,906	3,735,421	15,944,650
Net assets at end of year	$26,350,967	$97,684,022	$75,003,648	$7,083,309	$17,744,151

Accumulation unit activity
Units outstanding at beginning of year	22,516,307	25,313,582	12,684,044	3,781,537	11,608,475
Units purchased	783,680	885,130	48,064	3,689,256	152,474
Units redeemed	(3,417,718)	(3,385,495)	(1,408,336)	(418,358)	(1,272,391)
Units outstanding at end of year	19,882,269	22,813,217	11,323,772	7,052,435	10,488,558

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

56	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Operations
Investment income (loss) — net	$(102,137)	$170,370	$56,920	$218,649	$(1,285,518)
Net realized gain (loss) on sales of investments	(184,506)	343,137	164,228	611,531	1,348,186
Distributions from capital gains	—	695,432	370,386	190,831	7,673,292
Net change in unrealized appreciation (depreciation) of investments	2,483,478	845,085	459,332	(1,097,519)	9,859,143
Net increase (decrease) in net assets resulting from operations	2,196,835	2,054,024	1,050,866	(76,508)	17,595,103

Contract transactions
Contract purchase payments	64,206	105,162	68,962	293,518	2,659,302
Net transfers(1)	69,623	(421,520)	(53,681)	(323,938)	(1,601,929)
Transfers for policy loans	11,085	625	679	(2,158)	15,148
Adjustments to net assets allocated to contracts in payment period	—	(12,103)	(4,755)	(2,939)	1,618
Contract charges	(6,633)	(10,402)	(5,931)	(30,367)	(67,797)
Contract terminations:
Surrender benefits	(1,116,312)	(1,986,378)	(1,384,716)	(4,124,889)	(12,195,452)
Death benefits	(94,959)	(228,604)	(62,548)	(490,459)	(1,790,709)
Increase (decrease) from transactions	(1,072,990)	(2,553,220)	(1,441,990)	(4,681,232)	(12,979,819)
Net assets at beginning of year	10,147,822	17,682,948	9,457,235	38,320,571	123,101,871
Net assets at end of year	$11,271,667	$17,183,752	$9,066,111	$33,562,831	$127,717,155

Accumulation unit activity
Units outstanding at beginning of year	7,519,630	6,441,653	3,624,138	17,007,896	33,561,073
Units purchased	168,183	36,113	54,861	157,198	863,725
Units redeemed	(883,848)	(901,224)	(572,047)	(2,184,445)	(4,215,680)
Units outstanding at end of year	6,803,965	5,576,542	3,106,952	14,980,649	30,209,118

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	57

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$2,063,456	$(298,755)	$(24,324)	$(1,045,761)	$(239,661)
Net realized gain (loss) on sales of investments	(2,437,444)	115,686	(50,267)	2,270,666	663,414
Distributions from capital gains	—	—	252,993	3,865,240	1,196,041
Net change in unrealized appreciation (depreciation) of investments	2,496,003	1,450,496	309,843	5,925,127	6,251,697
Net increase (decrease) in net assets resulting from operations	2,122,015	1,267,427	488,245	11,015,272	7,871,491

Contract transactions
Contract purchase payments	648,655	249,868	21,715	4,352,097	183,909
Net transfers(1)	1,991,275	(1,149,309)	(3,075)	4,336,395	179,606
Transfers for policy loans	10,694	(6,955)	—	(9,202)	(9,786)
Adjustments to net assets allocated to contracts in payment period	(51,007)	(26,061)	(2,057)	22,364	144,212
Contract charges	(149,023)	(17,916)	(1,346)	(46,330)	(32,581)
Contract terminations:
Surrender benefits	(11,542,887)	(3,997,944)	(208,323)	(9,124,882)	(2,960,211)
Death benefits	(2,623,650)	(369,155)	(14,403)	(1,299,430)	(332,770)
Increase (decrease) from transactions	(11,715,943)	(5,317,472)	(207,489)	(1,768,988)	(2,827,621)
Net assets at beginning of year	123,482,676	32,073,429	2,298,767	98,221,068	24,846,217
Net assets at end of year	$113,888,748	$28,023,384	$2,579,523	$107,467,352	$29,890,087

Accumulation unit activity
Units outstanding at beginning of year	78,192,377	10,054,430	1,306,838	23,472,165	7,330,076
Units purchased	1,906,670	88,234	82,192	2,103,976	143,611
Units redeemed	(9,338,248)	(1,605,196)	(190,367)	(2,590,851)	(906,353)
Units outstanding at end of year	70,760,799	8,537,468	1,198,663	22,985,290	6,567,334

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

58	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv
Operations
Investment income (loss) — net	$(59,436)	$1,084,182	$(29,861)	$1,974,243	$(41,965)
Net realized gain (loss) on sales of investments	120,633	3,172,006	489,883	(1,076,069)	135,058
Distributions from capital gains	336,090	—	645,600	—	230,666
Net change in unrealized appreciation (depreciation) of investments	1,106,935	14,496,416	866,155	(561,998)	483,877
Net increase (decrease) in net assets resulting from operations	1,504,222	18,752,604	1,971,777	336,176	807,636

Contract transactions
Contract purchase payments	2,903,287	12,522,720	69,465	4,170,143	2,019,110
Net transfers(1)	231,133	6,493,166	(92,788)	8,069,302	356,294
Transfers for policy loans	(269)	(30,128)	16,354	(7,207)	—
Adjustments to net assets allocated to contracts in payment period	—	(118,527)	(7,200)	—	—
Contract charges	(1,449)	(47,267)	(3,832)	(16,419)	(2,253)
Contract terminations:
Surrender benefits	(82,086)	(10,301,774)	(1,833,920)	(5,602,310)	(52,091)
Death benefits	(27,601)	(3,190,405)	(63,932)	(626,381)	(49,829)
Increase (decrease) from transactions	3,023,015	5,327,785	(1,915,853)	5,987,128	2,271,231
Net assets at beginning of year	3,407,874	132,210,386	14,534,374	57,033,217	2,426,944
Net assets at end of year	$7,935,111	$156,290,775	$14,590,298	$63,356,521	$5,505,811

Accumulation unit activity
Units outstanding at beginning of year	2,929,383	89,611,176	4,827,986	54,461,244	2,031,176
Units purchased	2,755,277	13,260,269	71,913	11,737,572	2,077,467
Units redeemed	(535,192)	(9,768,741)	(664,104)	(6,070,454)	(471,275)
Units outstanding at end of year	5,149,468	93,102,704	4,235,795	60,128,362	3,637,368

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	59

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$(348,445)	$105,286	$(687,626)	$19,564	$(102,527)
Net realized gain (loss) on sales of investments	2,268,282	495,222	3,789,000	2,665	6,271
Distributions from capital gains	—	—	2,032,906	—	—
Net change in unrealized appreciation (depreciation) of investments	8,358,473	245,091	13,959,345	6,212	806,280
Net increase (decrease) in net assets resulting from operations	10,278,310	845,599	19,093,625	28,441	710,024

Contract transactions
Contract purchase payments	2,936,021	1,920,825	331,848	471,717	76,356
Net transfers(1)	715,092	1,878,140	(834,170)	85,466	(345,159)
Transfers for policy loans	8,391	(6,718)	8,259	—	(1,838)
Adjustments to net assets allocated to contracts in payment period	(24,409)	(116,351)	(9,943)	—	—
Contract charges	(14,923)	(9,776)	(51,194)	(204)	(3,390)
Contract terminations:
Surrender benefits	(4,166,798)	(1,604,385)	(5,615,324)	(13,660)	(578,539)
Death benefits	(188,659)	(171,043)	(842,989)	—	(549,338)
Increase (decrease) from transactions	(735,285)	1,890,692	(7,013,513)	543,319	(1,401,908)
Net assets at beginning of year	33,979,779	20,209,312	58,985,179	374,232	10,001,124
Net assets at end of year	$43,522,804	$22,945,603	$71,065,291	$945,992	$9,309,240

Accumulation unit activity
Units outstanding at beginning of year	9,594,714	10,521,447	15,162,546	331,539	6,833,551
Units purchased	1,410,593	2,271,543	212,200	579,885	74,031
Units redeemed	(1,137,404)	(911,045)	(1,682,732)	(122,007)	(987,863)
Units outstanding at end of year	9,867,903	11,881,945	13,692,014	789,417	5,919,719

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

60	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Operations
Investment income (loss) — net	$305,006	$458,883	$77,165	$46,563	$522,636
Net realized gain (loss) on sales of investments	4,358	4,746	275,191	87,815	254,763
Distributions from capital gains	—	—	—	—	1,780,581
Net change in unrealized appreciation (depreciation) of investments	(55,575)	(44,316)	(56,612)	(6,493)	176,601
Net increase (decrease) in net assets resulting from operations	253,789	419,313	295,744	127,885	2,734,581

Contract transactions
Contract purchase payments	3,181,621	3,899,936	336,193	38,974	1,246,921
Net transfers(1)	472,769	475,294	(33,758)	(179,942)	(1,442,389)
Transfers for policy loans	—	(4,775)	(4,879)	4,614	3,682
Adjustments to net assets allocated to contracts in payment period	—	—	(11,709)	(4,582)	(7,078)
Contract charges	(1,341)	(4,926)	(11,213)	(1,455)	(19,592)
Contract terminations:
Surrender benefits	(168,672)	(504,416)	(1,574,006)	(596,209)	(3,833,490)
Death benefits	(417,891)	(68,650)	(199,533)	(67,829)	(383,358)
Increase (decrease) from transactions	3,066,486	3,792,463	(1,498,905)	(806,429)	(4,435,304)
Net assets at beginning of year	3,235,814	8,706,875	16,815,760	6,221,353	38,655,066
Net assets at end of year	$6,556,089	$12,918,651	$15,612,599	$5,542,809	$36,954,343

Accumulation unit activity
Units outstanding at beginning of year	3,236,578	8,565,201	7,364,877	2,879,596	11,492,748
Units purchased	3,983,408	4,398,813	190,452	19,247	528,910
Units redeemed	(1,011,674)	(746,468)	(758,645)	(377,841)	(1,846,609)
Units outstanding at end of year	6,208,312	12,217,546	6,796,684	2,521,002	10,175,049

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	61

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl	Mac VIP Asset Strategy, Serv Cl
Operations
Investment income (loss) — net	$(483,907)	$3,036,226	$533,703	$(29,764)	$104,515
Net realized gain (loss) on sales of investments	3,370,109	5,989,933	1,316,953	109,549	(102,354)
Distributions from capital gains	4,563,151	10,090,398	1,563,403	196,533	474,237
Net change in unrealized appreciation (depreciation) of investments	5,090,019	(5,140,814)	(1,189,346)	572,959	892,322
Net increase (decrease) in net assets resulting from operations	12,539,372	13,975,743	2,224,713	849,277	1,368,720

Contract transactions
Contract purchase payments	303,296	2,603,243	134,446	63,252	132,452
Net transfers(1)	(3,165,757)	(6,356,239)	(929,294)	140,722	(324,463)
Transfers for policy loans	13,392	(20,020)	13,423	—	—
Adjustments to net assets allocated to contracts in payment period	(120,166)	(47,428)	(33,176)	—	(48,207)
Contract charges	(32,550)	(85,635)	(4,906)	(2,858)	(5,076)
Contract terminations:
Surrender benefits	(6,265,149)	(17,168,793)	(3,328,542)	(44,070)	(783,770)
Death benefits	(1,152,998)	(2,998,663)	(323,455)	(52,953)	(498,825)
Increase (decrease) from transactions	(10,419,932)	(24,073,535)	(4,471,504)	104,093	(1,527,889)
Net assets at beginning of year	49,845,444	177,917,001	27,678,358	3,818,972	12,556,758
Net assets at end of year	$51,964,884	$167,819,209	$25,431,567	$4,772,342	$12,397,589

Accumulation unit activity
Units outstanding at beginning of year	8,646,873	46,305,319	5,193,536	3,278,588	8,132,125
Units purchased	47,866	646,835	26,233	315,519	363,570
Units redeemed	(1,607,268)	(6,853,152)	(826,123)	(246,876)	(1,273,450)
Units outstanding at end of year	7,087,471	40,099,002	4,393,646	3,347,231	7,222,245

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

62	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Mac VIP for Inc, Serv Cl	Mac VIP Intl Core Eq, Serv Cl(2)	MFS Gbl Real Est, Serv Cl	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$85,657	$5,403	$9,681	$(6,755)	$(549,179)
Net realized gain (loss) on sales of investments	683	798	7,375	70,799	1,815,711
Distributions from capital gains	—	2,430	—	14,407	6,306,139
Net change in unrealized appreciation (depreciation) of investments	(11,902)	(30,159)	(58,666)	156,293	2,370,596
Net increase (decrease) in net assets resulting from operations	74,438	(21,528)	(41,610)	234,744	9,943,267

Contract transactions
Contract purchase payments	530,845	81,597	631,290	2,303,608	335,429
Net transfers(1)	110,753	1,233,562	75,574	289,388	(2,691,064)
Transfers for policy loans	—	—	(332)	—	(14,164)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(3,072)
Contract charges	(46)	(157)	(637)	(1,554)	(30,370)
Contract terminations:
Surrender benefits	(26,063)	(8,581)	(80,211)	(69,579)	(6,981,242)
Death benefits	—	(4,653)	—	(147,926)	(973,762)
Increase (decrease) from transactions	615,489	1,301,768	625,684	2,373,937	(10,358,245)
Net assets at beginning of year	973,830	—	1,029,350	2,961,867	70,050,733
Net assets at end of year	$1,663,757	$1,280,240	$1,613,424	$5,570,548	$69,635,755

Accumulation unit activity
Units outstanding at beginning of year	911,900	—	1,148,178	2,679,935	26,423,354
Units purchased	598,902	1,308,056	1,128,078	2,534,445	121,486
Units redeemed	(27,827)	(12,924)	(403,490)	(530,076)	(3,692,103)
Units outstanding at end of year	1,482,975	1,295,132	1,872,766	4,684,304	22,852,737

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 26, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	63

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	NB AMT Sus Eq, Cl S
Operations
Investment income (loss) — net	$(249,928)	$10,280	$1,397,151	$(696,093)	$(196,056)
Net realized gain (loss) on sales of investments	(1,717,320)	47,247	2,443,216	(14,440,417)	987,706
Distributions from capital gains	—	—	3,677,529	—	913,000
Net change in unrealized appreciation (depreciation) of investments	3,573,226	(48,743)	5,021,507	38,863,121	2,384,577
Net increase (decrease) in net assets resulting from operations	1,605,978	8,784	12,539,403	23,726,611	4,089,227

Contract transactions
Contract purchase payments	154,374	1,035,445	2,895,408	2,147,977	242,359
Net transfers(1)	(1,277,299)	152,708	(3,773,988)	(8,538,130)	(1,149,167)
Transfers for policy loans	1,710	(4,586)	(7,560)	(6,984)	7,471
Adjustments to net assets allocated to contracts in payment period	(17,482)	—	(46,847)	(11,379)	—
Contract charges	(17,492)	(1,072)	(72,460)	(34,295)	(6,127)
Contract terminations:
Surrender benefits	(2,941,716)	(176,187)	(15,062,828)	(5,688,201)	(660,995)
Death benefits	(276,981)	(38,607)	(2,304,492)	(1,128,005)	(419,041)
Increase (decrease) from transactions	(4,374,886)	967,701	(18,372,767)	(13,259,017)	(1,985,500)
Net assets at beginning of year	30,053,230	1,821,180	128,926,512	66,635,644	17,390,450
Net assets at end of year	$27,284,322	$2,797,665	$123,093,148	$77,103,238	$19,494,177

Accumulation unit activity
Units outstanding at beginning of year	8,074,376	1,693,052	30,874,726	18,520,966	4,557,532
Units purchased	43,291	1,287,632	788,416	565,473	98,048
Units redeemed	(1,168,893)	(424,546)	(5,099,291)	(3,811,156)	(551,616)
Units outstanding at end of year	6,948,774	2,556,138	26,563,851	15,275,283	4,103,964

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

64	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$2,532,826	$130,485	$1,920,695	$(111,288)	$131,185
Net realized gain (loss) on sales of investments	(1,375,904)	(125,847)	(803,212)	434,824	192,065
Distributions from capital gains	—	—	—	1,115,876	—
Net change in unrealized appreciation (depreciation) of investments	81,869	501,357	(212,165)	(1,263,780)	(90,246)
Net increase (decrease) in net assets resulting from operations	1,238,791	505,995	905,318	175,632	233,004

Contract transactions
Contract purchase payments	1,325,453	42,502	6,053,372	2,395,338	87,771
Net transfers(1)	(1,579,803)	87,525	8,495,493	(384,710)	614,813
Transfers for policy loans	7,287	99	(7,484)	62	1,742
Adjustments to net assets allocated to contracts in payment period	(41,853)	(458)	—	(5,139)	(2,348)
Contract charges	(39,538)	(1,252)	(17,855)	(16,252)	(6,825)
Contract terminations:
Surrender benefits	(5,107,363)	(413,953)	(4,711,493)	(2,731,699)	(1,266,752)
Death benefits	(998,459)	(111,831)	(953,637)	(152,361)	(102,298)
Increase (decrease) from transactions	(6,434,276)	(397,368)	8,858,396	(894,761)	(673,897)
Net assets at beginning of year	50,062,030	5,409,018	60,236,162	24,464,647	10,187,942
Net assets at end of year	$44,866,545	$5,517,645	$69,999,876	$23,745,518	$9,747,049

Accumulation unit activity
Units outstanding at beginning of year	26,172,311	3,886,093	59,225,038	6,060,172	4,622,406
Units purchased	848,982	288,605	14,245,080	1,555,264	307,602
Units redeemed	(4,156,140)	(563,631)	(5,627,657)	(1,029,818)	(602,256)
Units outstanding at end of year	22,865,153	3,611,067	67,842,461	6,585,618	4,327,752

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	65

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Operations
Investment income (loss) — net	$40,105	$(16,295)	$(20,208)	$(752,550)	$(255,405)
Net realized gain (loss) on sales of investments	38,024	74,952	20,658	3,524,042	1,937,044
Distributions from capital gains	8,842	449,212	—	540,328	257,140
Net change in unrealized appreciation (depreciation) of investments	17,085	1,002,122	249,844	13,180,334	5,612,632
Net increase (decrease) in net assets resulting from operations	104,056	1,509,991	250,294	16,492,154	7,551,411

Contract transactions
Contract purchase payments	1,245,202	7,186,886	524,551	250,599	1,021,900
Net transfers(1)	243,748	1,930,375	106,005	(779,172)	(531,670)
Transfers for policy loans	—	(4,627)	(2,708)	24,942	11,044
Adjustments to net assets allocated to contracts in payment period	—	—	—	(88,367)	(8,193)
Contract charges	(435)	(3,212)	(382)	(27,394)	(16,866)
Contract terminations:
Surrender benefits	(63,154)	(221,907)	(3,549)	(7,086,543)	(4,351,624)
Death benefits	(7,280)	(56,068)	—	(1,183,956)	(560,444)
Increase (decrease) from transactions	1,418,081	8,831,447	623,917	(8,889,891)	(4,435,853)
Net assets at beginning of year	2,552,287	7,146,579	1,670,527	77,571,550	35,480,818
Net assets at end of year	$4,074,424	$17,488,017	$2,544,738	$85,173,813	$38,596,376

Accumulation unit activity
Units outstanding at beginning of year	2,140,735	6,202,781	1,495,230	12,136,569	8,857,667
Units purchased	1,365,222	7,006,197	558,179	37,579	512,258
Units redeemed	(223,956)	(336,039)	(50,090)	(1,232,528)	(1,025,038)
Units outstanding at end of year	3,282,001	12,872,939	2,003,319	10,941,620	8,344,887

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

66	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(89,411)	$(158,618)	$176,445	$619,627	$(8,026,953)
Net realized gain (loss) on sales of investments	87,223	(1,071,760)	484,472	448,601	68,143,243
Distributions from capital gains	723,617	—	816,604	—	—
Net change in unrealized appreciation (depreciation) of investments	543,447	(728,254)	(1,709,023)	2,738,341	31,699,675
Net increase (decrease) in net assets resulting from operations	1,264,876	(1,958,632)	(231,502)	3,806,569	91,815,965

Contract transactions
Contract purchase payments	66,909	168,529	42,849	719,892	36,005,381
Net transfers(1)	(256,086)	(784,816)	(29,542)	425,224	(33,035,997)
Transfers for policy loans	(2,525)	2,439	8,751	(4,768)	18,708
Adjustments to net assets allocated to contracts in payment period	(3,523)	—	(19,370)	—	350,373
Contract charges	(2,823)	(5,191)	(3,063)	(9,649)	(3,347,367)
Contract terminations:
Surrender benefits	(1,060,518)	(1,459,764)	(1,493,345)	(1,793,775)	(75,640,936)
Death benefits	(127,204)	(401,701)	(68,037)	(246,558)	(14,166,469)
Increase (decrease) from transactions	(1,385,770)	(2,480,504)	(1,561,757)	(909,634)	(89,816,307)
Net assets at beginning of year	10,731,149	17,501,655	11,134,674	29,906,295	789,147,191
Net assets at end of year	$10,610,255	$13,062,519	$9,341,415	$32,803,230	$791,146,849

Accumulation unit activity
Units outstanding at beginning of year	1,549,346	21,204,300	1,992,942	27,682,112	323,687,764
Units purchased	12,072	416,839	8,863	2,158,677	17,959,557
Units redeemed	(202,945)	(3,599,827)	(278,023)	(3,030,525)	(50,415,057)
Units outstanding at end of year	1,358,473	18,021,312	1,723,782	26,810,264	291,232,264

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	67

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Operations
Investment income (loss) — net	$(4,056,955)	$(4,350,273)	$(2,667,175)	$(2,329,010)	$(3,753,904)
Net realized gain (loss) on sales of investments	42,497,915	9,521,722	10,180,456	4,464,986	9,158,330
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	11,955,777	8,883,337	1,862,656	16,684,213	32,661,890
Net increase (decrease) in net assets resulting from operations	50,396,737	14,054,786	9,375,937	18,820,189	38,066,316

Contract transactions
Contract purchase payments	3,658,259	7,040,717	450,092	506,024	1,950,039
Net transfers(1)	(10,324,686)	16,891,430	(486,171)	(2,732,337)	304,986
Transfers for policy loans	(75,472)	24,749	17,432	(30,859)	158
Adjustments to net assets allocated to contracts in payment period	—	74,094	—	(7,904)	(53,655)
Contract charges	(2,045,812)	(3,758,828)	(1,953,929)	(3,858,817)	(5,839,747)
Contract terminations:
Surrender benefits	(48,561,289)	(51,127,319)	(29,228,793)	(11,885,894)	(22,268,002)
Death benefits	(3,497,854)	(11,028,432)	(8,926,253)	(1,439,543)	(2,491,562)
Increase (decrease) from transactions	(60,846,854)	(41,883,589)	(40,127,622)	(19,449,330)	(28,397,783)
Net assets at beginning of year	431,463,909	438,601,943	289,934,607	232,533,725	366,202,892
Net assets at end of year	$421,013,792	$410,773,140	$259,182,922	$231,904,584	$375,871,425

Accumulation unit activity
Units outstanding at beginning of year	173,886,253	327,628,102	215,363,559	195,837,557	276,365,139
Units purchased	1,528,788	19,036,913	2,299,391	491,774	3,914,727
Units redeemed	(24,115,556)	(50,077,984)	(31,593,827)	(16,062,064)	(23,807,362)
Units outstanding at end of year	151,299,485	296,587,031	186,069,123	180,267,267	256,472,504

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

68	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Operations
Investment income (loss) — net	$(5,206,582)	$(10,753,152)	$(104,958,557)	$(112,400,625)	$(65,459,349)
Net realized gain (loss) on sales of investments	7,325,222	34,309,137	451,219,601	546,281,139	327,603,735
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,048,642	36,000,535	753,928,556	472,716,383	222,921,151
Net increase (decrease) in net assets resulting from operations	16,167,282	59,556,520	1,100,189,600	906,596,897	485,065,537

Contract transactions
Contract purchase payments	1,827,274	6,042,617	16,411,434	25,772,759	106,791,828
Net transfers(1)	45,945,133	14,750,163	(152,217,402)	(134,607,074)	62,242,397
Transfers for policy loans	(18,433)	(8)	(30,572)	(7,611)	128,988
Adjustments to net assets allocated to contracts in payment period	(22,540)	(116,056)	(943,099)	(28,090)	(186,353)
Contract charges	(9,017,572)	(17,375,851)	(168,028,595)	(181,485,036)	(70,891,106)
Contract terminations:
Surrender benefits	(59,489,808)	(85,879,712)	(756,187,666)	(1,030,123,284)	(631,966,608)
Death benefits	(9,240,207)	(24,942,829)	(69,297,750)	(106,913,598)	(101,077,137)
Increase (decrease) from transactions	(30,016,153)	(107,521,676)	(1,130,293,650)	(1,427,391,934)	(634,957,991)
Net assets at beginning of year	526,282,938	1,086,575,070	10,404,576,946	11,297,786,998	6,534,930,320
Net assets at end of year	$512,434,067	$1,038,609,914	$10,374,472,896	$10,776,991,961	$6,385,037,866

Accumulation unit activity
Units outstanding at beginning of year	458,306,125	854,945,731	6,709,471,889	7,556,338,165	3,490,896,601
Units purchased	47,905,023	48,746,804	129,761,281	188,809,626	107,128,046
Units redeemed	(74,465,605)	(131,679,936)	(810,380,114)	(1,110,870,080)	(430,627,413)
Units outstanding at end of year	431,745,543	772,012,599	6,028,853,056	6,634,277,711	3,167,397,234

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	69

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Operations
Investment income (loss) — net	$(46,316,129)	$(21,107,369)	$(12,162,294)	$(10,198,913)	$(7,584,579)
Net realized gain (loss) on sales of investments	372,900,589	177,375,944	124,041,372	44,948,371	55,486,754
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	38,556,030	44,665,239	12,779,260	17,315,224	(6,097,511)
Net increase (decrease) in net assets resulting from operations	365,140,490	200,933,814	124,658,338	52,064,682	41,804,664

Contract transactions
Contract purchase payments	4,979,001	69,544,914	7,669,138	15,085,031	944,817
Net transfers(1)	4,518,151	(95,971,829)	(35,531,775)	11,931,563	3,069,878
Transfers for policy loans	(6,089)	(5,756)	136,292	19,284	12,702
Adjustments to net assets allocated to contracts in payment period	—	(439,756)	—	279,375	—
Contract charges	(34,948,375)	(8,455,968)	(5,327,004)	(7,973,375)	(5,104,699)
Contract terminations:
Surrender benefits	(500,158,759)	(218,257,385)	(145,212,679)	(103,281,478)	(88,282,043)
Death benefits	(101,092,059)	(28,105,497)	(10,807,561)	(26,437,274)	(28,360,217)
Increase (decrease) from transactions	(626,708,130)	(281,691,277)	(189,073,589)	(110,376,874)	(117,719,562)
Net assets at beginning of year	4,944,758,929	2,117,397,386	1,308,145,490	1,021,213,769	807,956,716
Net assets at end of year	$4,683,191,289	$2,036,639,923	$1,243,730,239	$962,901,577	$732,041,818

Accumulation unit activity
Units outstanding at beginning of year	2,620,110,605	990,336,177	603,948,163	648,002,062	508,545,749
Units purchased	9,883,919	30,999,870	3,478,152	24,113,071	3,622,516
Units redeemed	(325,406,403)	(154,321,758)	(84,992,094)	(92,475,876)	(74,922,225)
Units outstanding at end of year	2,304,588,121	867,014,289	522,434,221	579,639,257	437,246,040

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

70	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Operations
Investment income (loss) — net	$422,473	$(142,462)	$(172,062)	$4,567	$(200,235)
Net realized gain (loss) on sales of investments	(205,511)	1,225,637	3,052,222	19,393	(10,076)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(51,647)	1,330,278	880,559	867,924	(508,177)
Net increase (decrease) in net assets resulting from operations	165,315	2,413,453	3,760,719	891,884	(718,488)

Contract transactions
Contract purchase payments	1,477,242	537,193	69,163	1,007,401	1,139,242
Net transfers(1)	2,452,684	(31,641)	(891,647)	1,620,943	318,708
Transfers for policy loans	(2,825)	(93)	(3,770)	104	6,088
Adjustments to net assets allocated to contracts in payment period	—	—	(6,281)	—	—
Contract charges	(21,822)	(12,605)	(32,999)	(28,675)	(24,896)
Contract terminations:
Surrender benefits	(1,206,789)	(1,221,041)	(2,759,596)	(1,273,820)	(2,749,032)
Death benefits	(96,541)	(138,574)	(320,269)	(231,593)	(609,462)
Increase (decrease) from transactions	2,601,949	(866,761)	(3,945,399)	1,094,360	(1,919,352)
Net assets at beginning of year	15,773,247	11,487,951	18,291,878	20,031,016	33,811,881
Net assets at end of year	$18,540,511	$13,034,643	$18,107,198	$22,017,260	$31,174,041

Accumulation unit activity
Units outstanding at beginning of year	14,109,963	3,210,784	5,663,166	12,129,101	19,142,149
Units purchased	3,508,833	270,717	19,647	1,897,282	1,151,845
Units redeemed	(1,198,947)	(492,103)	(1,090,650)	(1,256,307)	(2,204,380)
Units outstanding at end of year	16,419,849	2,989,398	4,592,163	12,770,076	18,089,614

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	71

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$367,821	$(189,257)	$(118,509)	$(401,373)	$(3,132,725)
Net realized gain (loss) on sales of investments	228,081	377,993	331,440	3,991,209	7,994,224
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	186,517	2,594,585	486,629	(562,188)	19,816,496
Net increase (decrease) in net assets resulting from operations	782,419	2,783,321	699,560	3,027,648	24,677,995

Contract transactions
Contract purchase payments	1,186,382	2,337,580	757,982	264,415	2,568,529
Net transfers(1)	(140,629)	276,634	(595,277)	(538,376)	11,243,714
Transfers for policy loans	—	187	85	2,049	229
Adjustments to net assets allocated to contracts in payment period	—	—	—	(19,632)	(20,188)
Contract charges	(20,737)	(29,883)	(16,980)	(92,446)	(4,766,583)
Contract terminations:
Surrender benefits	(1,526,337)	(1,327,476)	(602,198)	(5,043,181)	(25,540,862)
Death benefits	(308,788)	(228,134)	(108,088)	(654,793)	(5,083,757)
Increase (decrease) from transactions	(810,109)	1,028,908	(564,476)	(6,081,964)	(21,598,918)
Net assets at beginning of year	24,464,590	15,824,016	11,215,912	47,500,341	301,739,189
Net assets at end of year	$24,436,900	$19,636,245	$11,350,996	$44,446,025	$304,818,266

Accumulation unit activity
Units outstanding at beginning of year	17,865,507	5,906,125	4,596,872	12,364,950	244,360,261
Units purchased	1,059,793	2,193,058	437,608	73,321	16,631,910
Units redeemed	(1,625,345)	(1,204,138)	(622,943)	(1,624,737)	(33,183,209)
Units outstanding at end of year	17,299,955	6,895,045	4,411,537	10,813,534	227,808,962

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

72	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(39,443,916)	$(19,466,946)	$(1,417,555)	$461,124	$602,406
Net realized gain (loss) on sales of investments	89,880,815	46,173,582	(10,552,680)	(3,855,228)	(191,871)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	528,831,932	193,570,643	31,718,697	(5,260,087)	252,609
Net increase (decrease) in net assets resulting from operations	579,268,831	220,277,279	19,748,462	(8,654,191)	663,144

Contract transactions
Contract purchase payments	11,822,046	9,235,785	2,480,433	1,610,708	1,588,059
Net transfers(1)	128,675,518	40,825,019	(4,355,145)	(1,711,450)	826,426
Transfers for policy loans	(41,408)	12,745	(16,972)	32,988	(395)
Adjustments to net assets allocated to contracts in payment period	207,818	(50,367)	28,450	(25,416)	—
Contract charges	(63,940,669)	(30,006,643)	(128,117)	(99,214)	(2,986)
Contract terminations:
Surrender benefits	(233,676,179)	(127,983,969)	(18,142,291)	(10,223,708)	(705,517)
Death benefits	(22,800,140)	(14,291,529)	(1,939,183)	(1,268,787)	(196,447)
Increase (decrease) from transactions	(179,753,014)	(122,258,959)	(22,072,825)	(11,684,879)	1,509,140
Net assets at beginning of year	3,678,127,818	1,861,012,185	159,428,826	104,635,291	10,680,692
Net assets at end of year	$4,077,643,635	$1,959,030,505	$157,104,463	$84,296,221	$12,852,976

Accumulation unit activity
Units outstanding at beginning of year	2,426,804,903	1,352,692,329	32,426,327	30,059,677	9,036,151
Units purchased	106,257,823	44,370,760	1,844,372	592,016	2,283,194
Units redeemed	(214,295,947)	(126,864,651)	(5,046,423)	(3,886,199)	(972,133)
Units outstanding at end of year	2,318,766,779	1,270,198,438	29,224,276	26,765,494	10,347,212

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	73

Statement of Changes in Net Assets

Year ended December 31, 2023	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$(42,772)	$(139,019)	$(1,414,556)	$282,089	$(77,046)
Net realized gain (loss) on sales of investments	(306,216)	(638,266)	514,525	841,792	(94,195)
Distributions from capital gains	—	—	9,601,713	5,749,453	491,452
Net change in unrealized appreciation (depreciation) of investments	1,397,043	9,490,109	28,535,914	339,453	896,591
Net increase (decrease) in net assets resulting from operations	1,048,055	8,712,824	37,237,596	7,212,787	1,216,802

Contract transactions
Contract purchase payments	85,218	653,874	8,049,168	1,154,311	1,926,588
Net transfers(1)	(88,050)	(479,199)	1,123,312	(1,442,415)	(423,791)
Transfers for policy loans	—	23,142	(8,743)	(6,769)	4,916
Adjustments to net assets allocated to contracts in payment period	—	(20,570)	(19,947)	(38,773)	(3,077)
Contract charges	(3,081)	(86,179)	(43,509)	(48,482)	(5,576)
Contract terminations:
Surrender benefits	(272,783)	(6,666,054)	(7,940,277)	(6,751,563)	(613,165)
Death benefits	(356,859)	(641,298)	(1,884,639)	(993,130)	(67,269)
Increase (decrease) from transactions	(635,555)	(7,216,284)	(724,635)	(8,126,821)	818,626
Net assets at beginning of year	8,890,818	64,851,502	111,581,660	72,787,590	7,697,418
Net assets at end of year	$9,303,318	$66,348,042	$148,094,621	$71,873,556	$9,732,846

Accumulation unit activity
Units outstanding at beginning of year	7,605,874	43,732,652	25,048,450	21,768,798	3,064,811
Units purchased	122,257	743,081	2,017,001	375,080	1,115,960
Units redeemed	(649,663)	(5,214,835)	(2,019,305)	(2,689,353)	(828,635)
Units outstanding at end of year	7,078,468	39,260,898	25,046,146	19,454,525	3,352,136

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

74	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Operations
Investment income (loss) — net	$20,854	$(381,183)	$(714,791)	$846,535	$19,940
Net realized gain (loss) on sales of investments	93,165	437,758	(2,742,518)	625,860	3,007
Distributions from capital gains	596,791	3,344,437	—	460,878	—
Net change in unrealized appreciation (depreciation) of investments	2,098,481	5,669,137	5,629,395	3,099,501	185,143
Net increase (decrease) in net assets resulting from operations	2,809,291	9,070,149	2,172,086	5,032,774	208,090

Contract transactions
Contract purchase payments	68,829	225,184	2,293,078	1,346,316	1,049,199
Net transfers(1)	(85,769)	(1,067,217)	981,316	(1,974,239)	172,150
Transfers for policy loans	2,606	(3,654)	(9,745)	(824)	—
Adjustments to net assets allocated to contracts in payment period	(42,022)	(10,053)	(11,503)	(6,571)	—
Contract charges	(12,287)	(25,474)	(34,630)	(18,889)	(217)
Contract terminations:
Surrender benefits	(1,118,463)	(5,019,434)	(5,169,423)	(2,909,298)	(28,320)
Death benefits	(121,946)	(689,392)	(865,584)	(581,867)	—
Increase (decrease) from transactions	(1,309,052)	(6,590,040)	(2,816,491)	(4,145,372)	1,192,812
Net assets at beginning of year	18,561,500	38,727,474	71,368,662	42,305,667	329,153
Net assets at end of year	$20,061,739	$41,207,583	$70,724,257	$43,193,069	$1,730,055

Accumulation unit activity
Units outstanding at beginning of year	5,961,996	9,953,649	19,709,570	38,045,287	341,148
Units purchased	32,383	79,411	1,167,315	1,253,104	1,416,022
Units redeemed	(420,770)	(1,579,084)	(1,956,393)	(4,856,730)	(228,315)
Units outstanding at end of year	5,573,609	8,453,976	18,920,492	34,441,661	1,528,855

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	75

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$1,040,749	$(9,277)	$9,172	$142,785	$(143,111)
Net realized gain (loss) on sales of investments	(1,935,185)	(1,031)	25,851	130,232	(122,629)
Distributions from capital gains	—	37,378	4,412	75,306	—
Net change in unrealized appreciation (depreciation) of investments	8,671,687	271,121	112,070	2,608,800	1,304,291
Net increase (decrease) in net assets resulting from operations	7,777,251	298,191	151,505	2,957,123	1,038,551

Contract transactions
Contract purchase payments	2,542,927	2,454,159	956,906	80,473	131,581
Net transfers(1)	(633,451)	1,809	6,336	327,980	665,063
Transfers for policy loans	3,999	—	—	9,595	6,135
Adjustments to net assets allocated to contracts in payment period	(31,610)	—	—	(4,443)	(4,748)
Contract charges	(28,293)	(79)	(13)	(17,390)	(11,973)
Contract terminations:
Surrender benefits	(5,662,226)	(3,208)	(7,958)	(1,416,399)	(1,350,374)
Death benefits	(1,249,212)	—	—	(71,842)	(208,734)
Increase (decrease) from transactions	(5,057,866)	2,452,681	955,271	(1,092,026)	(773,050)
Net assets at beginning of year	71,676,615	239,196	326,429	19,357,174	14,792,656
Net assets at end of year	$74,396,000	$2,990,068	$1,433,205	$21,222,271	$15,058,157

Accumulation unit activity
Units outstanding at beginning of year	48,231,412	257,515	344,102	8,224,519	4,500,892
Units purchased	2,490,050	3,408,800	1,274,882	166,187	272,731
Units redeemed	(5,750,071)	(1,019,488)	(304,156)	(602,319)	(508,911)
Units outstanding at end of year	44,971,391	2,646,827	1,314,828	7,788,387	4,264,712

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

76	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Operations
Investment income (loss) — net	$(791,699)	$(5,444,996)	$3,846,106	$(1,344,992)	$(504,030)
Net realized gain (loss) on sales of investments	82,606	21,945,963	(2,596,162)	6,389,483	1,773,432
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,887,453	79,330,762	(3,114,290)	29,564,955	8,186,059
Net increase (decrease) in net assets resulting from operations	14,178,360	95,831,729	(1,864,346)	34,609,446	9,455,461

Contract transactions
Contract purchase payments	25,036,170	3,859,836	1,101,136	4,467,040	3,394,354
Net transfers(1)	(83,849)	32,786,852	(5,140,123)	6,951,643	1,425,393
Transfers for policy loans	83	49,844	600	3,512	(3,686)
Adjustments to net assets allocated to contracts in payment period	—	(138,269)	—	(40,937)	—
Contract charges	(310,388)	(268,420)	(6,402)	(123,254)	(35,275)
Contract terminations:
Surrender benefits	(4,144,016)	(44,833,940)	(2,107,853)	(8,876,250)	(2,368,688)
Death benefits	(518,476)	(8,269,724)	(255,765)	(1,844,833)	(577,552)
Increase (decrease) from transactions	19,979,524	(16,813,821)	(6,408,407)	536,921	1,834,546
Net assets at beginning of year	61,116,415	489,961,560	24,622,744	114,014,619	40,773,900
Net assets at end of year	$95,274,299	$568,979,468	$16,349,991	$149,160,986	$52,063,907

Accumulation unit activity
Units outstanding at beginning of year	70,089,838	183,169,074	29,908,651	45,629,605	10,728,291
Units purchased	27,212,677	12,887,853	1,516,692	4,099,955	1,295,356
Units redeemed	(6,233,926)	(18,668,415)	(9,767,223)	(4,020,175)	(863,683)
Units outstanding at end of year	91,068,589	177,388,512	21,658,120	45,709,385	11,159,964

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	77

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Operations
Investment income (loss) — net	$(3,237,851)	$(1,065,647)	$(3,457,822)	$391,401	$(508,896)
Net realized gain (loss) on sales of investments	24,181,312	3,918,247	32,847,815	(366,641)	(3,966,928)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	45,614,003	676,601	(16,011,654)	763,166	8,149,960
Net increase (decrease) in net assets resulting from operations	66,557,464	3,529,201	13,378,339	787,926	3,674,136

Contract transactions
Contract purchase payments	1,635,700	7,853,903	2,374,260	211,378	1,800,989
Net transfers(1)	(3,008,127)	(2,653,232)	(6,215,213)	(91,642)	(1,274,077)
Transfers for policy loans	69,844	18,455	85,387	(1,697)	(4,838)
Adjustments to net assets allocated to contracts in payment period	(577,520)	(5,949)	(538,357)	(1,678)	(1,698)
Contract charges	(295,403)	(58,233)	(285,079)	(4,497)	(34,599)
Contract terminations:
Surrender benefits	(23,241,537)	(5,478,299)	(35,441,740)	(670,683)	(2,126,804)
Death benefits	(4,206,649)	(1,999,074)	(5,986,241)	(172,157)	(776,327)
Increase (decrease) from transactions	(29,623,692)	(2,322,429)	(46,006,983)	(730,976)	(2,417,354)
Net assets at beginning of year	302,302,150	97,769,476	398,252,532	9,401,141	46,712,050
Net assets at end of year	$339,235,922	$98,976,248	$365,623,888	$9,458,091	$47,968,832

Accumulation unit activity
Units outstanding at beginning of year	96,320,193	33,984,509	106,455,214	10,088,186	40,465,875
Units purchased	594,807	3,040,524	702,109	308,834	1,665,431
Units redeemed	(9,068,583)	(3,808,238)	(13,273,227)	(1,082,301)	(3,650,385)
Units outstanding at end of year	87,846,417	33,216,795	93,884,096	9,314,719	38,480,921

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

78	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(678,552)	$172,368	$1,037,497	$4,862,599	$4,512,295
Net realized gain (loss) on sales of investments	(4,264,662)	(387,702)	(2,276,344)	—	419
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	10,447,293	908,374	4,963,138	—	(420)
Net increase (decrease) in net assets resulting from operations	5,504,079	693,040	3,724,291	4,862,599	4,512,294

Contract transactions
Contract purchase payments	717,146	784,794	247,798	29,803,697	2,474,651
Net transfers(1)	(1,947,268)	(346,612)	165,746	(6,479,447)	12,452,796
Transfers for policy loans	33,904	980	18,174	23,976	42,222
Adjustments to net assets allocated to contracts in payment period	(34,376)	(506)	(40,323)	(926)	(36,160)
Contract charges	(76,321)	(1,793)	(73,006)	(90,914)	(104,087)
Contract terminations:
Surrender benefits	(6,075,936)	(538,736)	(3,960,398)	(23,785,887)	(27,004,686)
Death benefits	(829,928)	(336,451)	(1,070,396)	(2,244,361)	(1,604,204)
Increase (decrease) from transactions	(8,212,779)	(438,324)	(4,712,405)	(2,773,862)	(13,779,468)
Net assets at beginning of year	71,144,153	8,660,404	45,419,507	146,821,124	135,605,131
Net assets at end of year	$68,435,453	$8,915,120	$44,431,393	$148,909,861	$126,337,957

Accumulation unit activity
Units outstanding at beginning of year	31,921,757	9,863,382	31,814,943	160,765,010	125,778,978
Units purchased	352,356	946,671	496,772	38,453,126	14,676,219
Units redeemed	(3,878,173)	(1,438,349)	(3,744,832)	(42,003,414)	(27,957,820)
Units outstanding at end of year	28,395,940	9,371,704	28,566,883	157,214,722	112,497,377

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	79

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Operations
Investment income (loss) — net	$1,924,187	$5,110,472	$978,517	$2,951,005	$681,153
Net realized gain (loss) on sales of investments	(875,776)	(2,128,984)	(967,131)	(3,415,374)	(1,664,959)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,632,652	9,098,448	2,490,309	7,599,261	4,173,473
Net increase (decrease) in net assets resulting from operations	4,681,063	12,079,936	2,501,695	7,134,892	3,189,667

Contract transactions
Contract purchase payments	2,664,376	592,177	1,870,793	401,004	6,671,369
Net transfers(1)	712,750	(1,623,695)	456,203	203,528	12,284,853
Transfers for policy loans	(4,685)	(9,437)	(1,882)	18,027	(8,443)
Adjustments to net assets allocated to contracts in payment period	—	(120,166)	—	(17,215)	(4,246)
Contract charges	(14,257)	(77,313)	(8,456)	(109,973)	(59,085)
Contract terminations:
Surrender benefits	(3,615,393)	(11,382,893)	(2,176,853)	(7,469,269)	(3,915,249)
Death benefits	(1,067,138)	(2,444,512)	(720,943)	(1,674,953)	(957,482)
Increase (decrease) from transactions	(1,324,347)	(15,065,839)	(581,138)	(8,648,851)	14,011,717
Net assets at beginning of year	44,830,239	118,265,851	24,876,851	73,104,368	55,788,107
Net assets at end of year	$48,186,955	$115,279,948	$26,797,408	$71,590,409	$72,989,491

Accumulation unit activity
Units outstanding at beginning of year	27,214,550	43,790,441	15,640,238	32,732,029	48,670,683
Units purchased	2,388,782	227,774	1,878,038	317,050	16,464,929
Units redeemed	(3,123,374)	(5,600,885)	(2,256,598)	(4,038,426)	(4,396,586)
Units outstanding at end of year	26,479,958	38,417,330	15,261,678	29,010,653	60,739,026

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

80	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$2,770,366	$(1,056,639)	$(1,019,465)	$(787,071)	$(5,020,592)
Net realized gain (loss) on sales of investments	(6,733,845)	3,275,626	10,236,715	444,448	28,189,068
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,703,622	30,221,654	31,197,193	16,562,383	84,517,870
Net increase (decrease) in net assets resulting from operations	10,740,143	32,440,641	40,414,443	16,219,760	107,686,346

Contract transactions
Contract purchase payments	1,175,406	7,939,630	730,442	36,698,974	3,917,049
Net transfers(1)	11,884,462	5,301,527	1,791,493	1,815,905	3,953,685
Transfers for policy loans	10,075	(30,179)	(19,920)	(1,194)	(33,674)
Adjustments to net assets allocated to contracts in payment period	(145,350)	—	(72,107)	—	(176,871)
Contract charges	(269,834)	(106,598)	(96,033)	(72,716)	(217,322)
Contract terminations:
Surrender benefits	(19,893,439)	(4,833,681)	(10,460,277)	(2,363,801)	(31,808,162)
Death benefits	(5,006,266)	(1,846,717)	(2,101,176)	(982,559)	(8,902,992)
Increase (decrease) from transactions	(12,244,946)	6,423,982	(10,227,578)	35,094,609	(33,268,287)
Net assets at beginning of year	218,262,867	76,441,074	101,466,597	50,100,583	454,455,836
Net assets at end of year	$216,758,064	$115,305,697	$131,653,462	$101,414,952	$528,873,895

Accumulation unit activity
Units outstanding at beginning of year	126,392,881	19,629,805	42,115,096	54,509,103	141,826,051
Units purchased	7,563,557	3,099,921	789,676	42,415,250	2,799,028
Units redeemed	(14,568,446)	(1,602,951)	(4,466,293)	(8,171,707)	(12,080,372)
Units outstanding at end of year	119,387,992	21,126,775	38,438,479	88,752,646	132,544,707

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	81

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2
Operations
Investment income (loss) — net	$1,540,804	$288,873	$197,866	$403,120	$(14,816)
Net realized gain (loss) on sales of investments	(580,190)	(656,166)	(307,517)	105,445	7,088
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,121,161	1,041,022	4,593,937	6,185,469	338,025
Net increase (decrease) in net assets resulting from operations	4,081,775	673,729	4,484,286	6,694,034	330,297

Contract transactions
Contract purchase payments	4,620,370	1,324,932	1,203,197	429,326	1,879,089
Net transfers(1)	1,531,147	3,533,547	2,098,147	(379,075)	89,603
Transfers for policy loans	(5,306)	(3,211)	(42)	30,875	—
Adjustments to net assets allocated to contracts in payment period	(2,801)	(6,789)	(9,256)	(69,988)	—
Contract charges	(75,804)	(4,587)	(32,725)	(35,093)	(30)
Contract terminations:
Surrender benefits	(7,903,876)	(744,117)	(1,712,445)	(4,063,316)	(14,574)
Death benefits	(2,107,262)	(259,148)	(663,962)	(899,678)	—
Increase (decrease) from transactions	(3,943,532)	3,840,627	882,914	(4,986,949)	1,954,088
Net assets at beginning of year	74,819,442	10,487,401	31,077,424	49,412,603	500,771
Net assets at end of year	$74,957,685	$15,001,757	$36,444,624	$51,119,688	$2,785,156

Accumulation unit activity
Units outstanding at beginning of year	70,474,506	10,846,393	19,479,227	30,269,068	543,959
Units purchased	6,457,405	5,454,278	2,134,923	358,473	1,936,565
Units redeemed	(10,062,623)	(1,597,917)	(1,588,635)	(3,316,998)	(87,038)
Units outstanding at end of year	66,869,288	14,702,754	20,025,515	27,310,543	2,393,486

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

82	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Operations
Investment income (loss) — net	$(686,465)	$(422,767)	$(338,266)	$(644,134)	$(434,064)
Net realized gain (loss) on sales of investments	1,994,479	3,440,947	786,931	4,220,790	1,832,155
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,172,383	(1,355,268)	6,090,493	9,953,036	2,010,687
Net increase (decrease) in net assets resulting from operations	2,480,397	1,662,912	6,539,158	13,529,692	3,408,778

Contract transactions
Contract purchase payments	4,872,429	434,554	2,749,689	391,382	2,292,338
Net transfers(1)	(1,401,577)	(4,106,372)	1,720,060	592,156	(1,622,660)
Transfers for policy loans	(3,032)	6,574	(6,751)	7,487	(2,310)
Adjustments to net assets allocated to contracts in payment period	—	(13,189)	(2,152)	(97,599)	(3,272)
Contract charges	(49,990)	(26,150)	(26,590)	(39,602)	(29,171)
Contract terminations:
Surrender benefits	(3,451,224)	(4,222,259)	(2,363,771)	(4,632,181)	(2,019,646)
Death benefits	(1,097,569)	(1,125,796)	(541,681)	(784,837)	(1,225,987)
Increase (decrease) from transactions	(1,130,963)	(9,052,638)	1,528,804	(4,563,194)	(2,610,708)
Net assets at beginning of year	64,722,923	50,931,510	27,061,011	58,877,623	40,199,883
Net assets at end of year	$66,072,357	$43,541,784	$35,128,973	$67,844,121	$40,997,953

Accumulation unit activity
Units outstanding at beginning of year	17,438,148	13,975,178	10,060,351	19,888,100	12,349,992
Units purchased	1,752,928	138,784	1,661,141	381,981	904,197
Units redeemed	(1,941,617)	(2,659,980)	(1,101,215)	(1,780,414)	(1,641,967)
Units outstanding at end of year	17,249,459	11,453,982	10,620,277	18,489,667	11,612,222

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	83

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(369,973)	$(263,665)	$(252,646)	$(35,305)	$(5,191)
Net realized gain (loss) on sales of investments	3,919,122	547,017	2,019,523	39,757	(3,821)
Distributions from capital gains	—	—	—	184,896	75,545
Net change in unrealized appreciation (depreciation) of investments	(118,438)	2,309,135	1,484,165	959,926	151,062
Net increase (decrease) in net assets resulting from operations	3,430,711	2,592,487	3,251,042	1,149,274	217,595

Contract transactions
Contract purchase payments	241,028	1,114,509	268,125	5,241,312	901,009
Net transfers(1)	(1,186,890)	648,677	(431,527)	345,263	132,910
Transfers for policy loans	7,188	(1,084)	612	—	—
Adjustments to net assets allocated to contracts in payment period	(5,490)	(355)	(9,146)	—	—
Contract charges	(29,315)	(22,143)	(21,891)	(427)	(215)
Contract terminations:
Surrender benefits	(4,315,414)	(1,302,375)	(2,556,702)	(26,879)	(22,211)
Death benefits	(759,569)	(382,540)	(429,700)	(32,240)	(38,153)
Increase (decrease) from transactions	(6,048,462)	54,689	(3,180,229)	5,527,029	973,340
Net assets at beginning of year	42,797,010	22,557,752	29,169,455	980,493	404,164
Net assets at end of year	$40,179,259	$25,204,928	$29,240,268	$7,656,796	$1,595,099

Accumulation unit activity
Units outstanding at beginning of year	12,743,523	7,906,049	7,804,987	1,145,945	408,962
Units purchased	88,245	747,346	132,145	6,018,498	1,109,331
Units redeemed	(1,867,356)	(716,360)	(969,944)	(918,969)	(176,020)
Units outstanding at end of year	10,964,412	7,937,035	6,967,188	6,245,474	1,342,273

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

84	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2
Operations
Investment income (loss) — net	$1,745,771	$221,927	$687,476	$2,709,042	$383,637
Net realized gain (loss) on sales of investments	(2,208,486)	(595,841)	(1,339,773)	(1,757,661)	(355,487)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	6,175,243	998,723	2,277,490	(2,383,804)	784,078
Net increase (decrease) in net assets resulting from operations	5,712,528	624,809	1,625,193	(1,432,423)	812,228

Contract transactions
Contract purchase payments	5,542,181	1,205,052	356,383	104,962	2,142,350
Net transfers(1)	2,912,943	(1,295,870)	140,319	(735,567)	2,235,440
Transfers for policy loans	(1,962)	87	9,900	1,464	—
Adjustments to net assets allocated to contracts in payment period	—	(3,277)	(2,412)	(989)	—
Contract charges	(17,013)	(16,579)	(28,556)	(7,877)	(39,843)
Contract terminations:
Surrender benefits	(5,115,521)	(634,433)	(3,888,027)	(1,451,161)	(895,039)
Death benefits	(1,695,361)	(402,105)	(1,005,473)	(169,649)	(113,550)
Increase (decrease) from transactions	1,625,267	(1,147,125)	(4,417,866)	(2,258,817)	3,329,358
Net assets at beginning of year	70,435,881	15,283,045	40,241,502	15,136,544	16,737,956
Net assets at end of year	$77,773,676	$14,760,729	$37,448,829	$11,445,304	$20,879,542

Accumulation unit activity
Units outstanding at beginning of year	60,973,747	16,021,201	31,983,695	21,992,569	15,337,665
Units purchased	7,482,764	1,469,138	555,913	192,550	4,043,124
Units redeemed	(6,180,698)	(2,679,274)	(4,133,257)	(3,695,312)	(990,321)
Units outstanding at end of year	62,275,813	14,811,065	28,406,351	18,489,807	18,390,468

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	85

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP Prin Blue Chip Gro, Cl 1
Operations
Investment income (loss) — net	$1,818,046	$3,861,747	$155,925	$(784,311)	$(933,840)
Net realized gain (loss) on sales of investments	(1,648,898)	(4,058,384)	(1,965,615)	2,943,503	8,496,270
Distributions from capital gains	—	—	1,517,497	—	—
Net change in unrealized appreciation (depreciation) of investments	376,933	1,532,624	2,830,171	2,590,017	25,393,171
Net increase (decrease) in net assets resulting from operations	546,081	1,335,987	2,537,978	4,749,209	32,955,601

Contract transactions
Contract purchase payments	1,369,996	185,083	657,033	3,742,706	757,418
Net transfers(1)	(3,204,687)	(1,840,322)	(1,365,315)	(694,198)	(2,813,082)
Transfers for policy loans	305	4,602	5,751	(5,945)	9,063
Adjustments to net assets allocated to contracts in payment period	—	(65,038)	—	—	(26,431)
Contract charges	(6,904)	(130,085)	(8,417)	(55,008)	(86,688)
Contract terminations:
Surrender benefits	(1,738,041)	(4,713,530)	(1,729,111)	(5,329,623)	(10,252,308)
Death benefits	(187,389)	(1,050,843)	(314,230)	(632,491)	(992,761)
Increase (decrease) from transactions	(3,766,720)	(7,610,133)	(2,754,289)	(2,974,559)	(13,404,789)
Net assets at beginning of year	24,290,556	51,672,881	22,847,047	73,528,496	92,282,015
Net assets at end of year	$21,069,917	$45,398,735	$22,630,736	$75,303,146	$111,832,827

Accumulation unit activity
Units outstanding at beginning of year	20,991,208	36,009,447	11,996,073	22,715,553	47,724,125
Units purchased	1,185,541	131,443	383,275	1,532,349	349,171
Units redeemed	(4,467,205)	(5,406,974)	(1,768,118)	(2,308,957)	(6,241,809)
Units outstanding at end of year	17,709,544	30,733,916	10,611,230	21,938,945	41,831,487

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

86	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3
Operations
Investment income (loss) — net	$(495,656)	$(446,647)	$219,972	$(672,519)	$(394,615)
Net realized gain (loss) on sales of investments	1,697,421	1,344,700	(339,054)	3,033,840	2,640,367
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	13,447,982	2,280,216	885,623	2,848,490	1,327,813
Net increase (decrease) in net assets resulting from operations	14,649,747	3,178,269	766,541	5,209,811	3,573,565

Contract transactions
Contract purchase payments	1,989,950	2,493,124	1,185,555	4,858,151	339,704
Net transfers(1)	993,823	(2,179,006)	2,784,264	983,429	321,522
Transfers for policy loans	(16,117)	491	364	(13,839)	13,379
Adjustments to net assets allocated to contracts in payment period	—	(4,144)	—	—	(21,491)
Contract charges	(60,425)	(49,394)	(29,012)	(35,881)	(26,325)
Contract terminations:
Surrender benefits	(2,438,571)	(1,825,122)	(1,019,712)	(3,445,918)	(3,669,389)
Death benefits	(825,125)	(553,269)	(149,427)	(3,049,515)	(530,874)
Increase (decrease) from transactions	(356,465)	(2,117,320)	2,772,032	(703,573)	(3,573,474)
Net assets at beginning of year	39,157,361	41,199,490	15,903,225	61,811,468	43,663,526
Net assets at end of year	$53,450,643	$42,260,439	$19,441,798	$66,317,706	$43,663,617

Accumulation unit activity
Units outstanding at beginning of year	10,320,790	14,599,752	15,687,710	15,979,103	10,009,941
Units purchased	859,255	969,290	3,968,390	1,883,489	267,858
Units redeemed	(876,936)	(1,664,823)	(1,289,665)	(1,884,911)	(1,075,445)
Units outstanding at end of year	10,303,109	13,904,219	18,366,435	15,977,681	9,202,354

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	87

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F
Operations
Investment income (loss) — net	$(273,636)	$(251,861)	$57,317	$(27,537)	$7,647
Net realized gain (loss) on sales of investments	1,030,266	(314,894)	4,042	95,900	7,896
Distributions from capital gains	—	—	—	—	2,130
Net change in unrealized appreciation (depreciation) of investments	4,752,196	6,370,301	233,727	1,749,799	490,183
Net increase (decrease) in net assets resulting from operations	5,508,826	5,803,546	295,086	1,818,162	507,856

Contract transactions
Contract purchase payments	1,354,947	880,078	1,577,765	5,045,497	2,339,272
Net transfers(1)	1,000,819	(1,108,564)	249,204	746,223	434,468
Transfers for policy loans	(160)	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(19,450)	(20,342)	(345)	(1,038)	(711)
Contract terminations:
Surrender benefits	(1,330,935)	(1,143,491)	(23,404)	(61,663)	(29,833)
Death benefits	(432,842)	(440,857)	—	(180,895)	—
Increase (decrease) from transactions	572,379	(1,833,176)	1,803,220	5,548,124	2,743,196
Net assets at beginning of year	23,010,513	20,676,903	1,081,453	1,929,055	1,474,646
Net assets at end of year	$29,091,718	$24,647,273	$3,179,759	$9,295,341	$4,725,698

Accumulation unit activity
Units outstanding at beginning of year	7,343,765	6,721,366	1,105,917	2,272,958	1,554,466
Units purchased	886,166	384,238	1,943,023	5,536,224	2,909,078
Units redeemed	(677,232)	(822,254)	(247,758)	(614,645)	(131,729)
Units outstanding at end of year	7,552,699	6,283,350	2,801,182	7,194,537	4,331,815

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

88	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2
Operations
Investment income (loss) — net	$946,725	$5,926,310	$(3,473,208)	$20,843	$28,449
Net realized gain (loss) on sales of investments	(398,678)	(1,059,027)	12,330,432	2,336	7
Distributions from capital gains	158,371	—	17,074,886	—	—
Net change in unrealized appreciation (depreciation) of investments	22,619	3,070,864	101,779,074	71,236	(11,655)
Net increase (decrease) in net assets resulting from operations	729,037	7,938,147	127,711,184	94,415	16,801

Contract transactions
Contract purchase payments	582,531	3,229,648	14,446,728	1,131,540	1,409,677
Net transfers(1)	(874,824)	(4,695,456)	(2,347,041)	157,754	98,711
Transfers for policy loans	(1,995)	(3,688)	(39,299)	—	—
Adjustments to net assets allocated to contracts in payment period	(1,536)	64,663	(111,599)	—	—
Contract charges	(6,926)	(62,994)	(224,574)	(315)	(564)
Contract terminations:
Surrender benefits	(1,210,058)	(7,811,086)	(38,914,780)	(5,487)	(21,528)
Death benefits	(549,189)	(1,471,722)	(9,544,877)	(74,515)	—
Increase (decrease) from transactions	(2,061,997)	(10,750,635)	(36,735,442)	1,208,977	1,486,296
Net assets at beginning of year	17,387,662	83,654,722	416,575,542	589,593	792,121
Net assets at end of year	$16,054,702	$80,842,234	$507,551,284	$1,892,985	$2,295,218

Accumulation unit activity
Units outstanding at beginning of year	15,554,996	57,322,006	133,029,082	616,797	681,049
Units purchased	622,577	2,353,414	5,443,171	1,466,189	1,501,408
Units redeemed	(2,443,142)	(9,365,838)	(15,321,927)	(253,842)	(200,289)
Units outstanding at end of year	13,734,431	50,309,582	123,150,326	1,829,144	1,982,168

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	89

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Operations
Investment income (loss) — net	$280,544	$570,860	$(58,076)	$(17,562)	$133,013
Net realized gain (loss) on sales of investments	1,407,583	2,823,818	83,582	24,064	(18,143)
Distributions from capital gains	1,452,803	3,550,988	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,153,308	7,618,714	1,717,462	470,802	135,010
Net increase (decrease) in net assets resulting from operations	6,294,238	14,564,380	1,742,968	477,304	249,880

Contract transactions
Contract purchase payments	96,212	4,314,998	5,267,365	2,424,182	5,876,157
Net transfers(1)	(277,373)	1,218,274	304,237	351,409	1,045,113
Transfers for policy loans	(6,449)	2,414	—	(12,314)	—
Adjustments to net assets allocated to contracts in payment period	(39,053)	(117,720)	—	—	—
Contract charges	(10,177)	(68,766)	(1,706)	(482)	(1,009)
Contract terminations:
Surrender benefits	(2,589,572)	(6,601,815)	(39,154)	(31,302)	(120,174)
Death benefits	(677,786)	(1,442,204)	(83,592)	(48,101)	(4,901)
Increase (decrease) from transactions	(3,504,198)	(2,694,819)	5,447,150	2,683,392	6,795,186
Net assets at beginning of year	37,405,330	84,649,201	1,499,012	637,278	816,615
Net assets at end of year	$40,195,370	$96,518,762	$8,689,130	$3,797,974	$7,861,681

Accumulation unit activity
Units outstanding at beginning of year	10,958,490	23,377,712	1,782,995	689,208	858,518
Units purchased	43,116	2,499,565	6,649,889	3,050,436	7,997,827
Units redeemed	(987,263)	(2,461,635)	(1,237,008)	(472,548)	(974,155)
Units outstanding at end of year	10,014,343	23,415,642	7,195,876	3,267,096	7,882,190

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

90	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(206,404)	$(1,819,384)	$10,201	$(38,793)	$5,250,529
Net realized gain (loss) on sales of investments	753,285	1,137,791	160,574	726,833	(1,871,036)
Distributions from capital gains	1,645,337	9,229,636	23,844	101,596	—
Net change in unrealized appreciation (depreciation) of investments	5,763,765	33,456,630	1,384,535	5,812,355	8,724,166
Net increase (decrease) in net assets resulting from operations	7,955,983	42,004,673	1,579,154	6,601,991	12,103,659

Contract transactions
Contract purchase payments	338,964	7,737,631	72,785	351,633	6,981,895
Net transfers(1)	(987,516)	(477,499)	203,875	1,395,479	11,746,750
Transfers for policy loans	(12,625)	(6,287)	(702)	7,084	11,202
Adjustments to net assets allocated to contracts in payment period	(106,185)	(88,932)	(4,218)	(20,606)	(46,060)
Contract charges	(16,618)	(245,541)	(2,365)	(27,135)	(52,502)
Contract terminations:
Surrender benefits	(4,945,050)	(27,680,864)	(543,926)	(3,083,072)	(11,967,581)
Death benefits	(949,620)	(4,729,729)	(124,153)	(307,223)	(3,160,221)
Increase (decrease) from transactions	(6,678,650)	(25,491,221)	(398,704)	(1,683,840)	3,513,483
Net assets at beginning of year	60,814,675	320,728,967	8,317,638	35,279,400	147,369,751
Net assets at end of year	$62,092,008	$337,242,419	$9,498,088	$40,197,551	$162,986,893

Accumulation unit activity
Units outstanding at beginning of year	6,629,881	70,982,436	4,330,413	17,219,181	131,771,278
Units purchased	35,267	2,198,142	129,430	850,427	16,502,194
Units redeemed	(725,856)	(7,421,615)	(320,867)	(1,555,971)	(13,399,563)
Units outstanding at end of year	5,939,292	65,758,963	4,138,976	16,513,637	134,873,909

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	91

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$914,912	$2,450,364	$159,638	$6,411	$546,915
Net realized gain (loss) on sales of investments	(2,985,111)	(904,621)	(36,630)	188	(864,981)
Distributions from capital gains	—	3,740,594	248,183	22,719	5,180,275
Net change in unrealized appreciation (depreciation) of investments	6,568,447	(1,010,665)	(53,868)	28,654	2,218,631
Net increase (decrease) in net assets resulting from operations	4,498,248	4,275,672	317,323	57,972	7,080,840

Contract transactions
Contract purchase payments	442,728	358,428	2,997,611	295,544	498,978
Net transfers(1)	(1,492,222)	3,098,268	422,913	11,385	(624,762)
Transfers for policy loans	16,748	(7,880)	—	—	14,492
Adjustments to net assets allocated to contracts in payment period	(23,292)	(723)	—	—	(9,354)
Contract charges	(39,731)	(25,855)	(582)	(33)	(37,173)
Contract terminations:
Surrender benefits	(4,587,081)	(5,757,736)	(118,612)	(2,232)	(5,109,510)
Death benefits	(819,158)	(1,170,400)	(60,855)	—	(597,871)
Increase (decrease) from transactions	(6,502,008)	(3,505,898)	3,240,475	304,664	(5,865,200)
Net assets at beginning of year	48,212,512	59,977,508	2,476,105	133,837	61,099,068
Net assets at end of year	$46,208,752	$60,747,282	$6,033,903	$496,473	$62,314,708

Accumulation unit activity
Units outstanding at beginning of year	22,063,546	41,039,929	2,560,573	134,234	26,190,555
Units purchased	223,061	2,635,031	4,131,800	290,145	316,910
Units redeemed	(3,179,123)	(4,991,638)	(887,622)	(3,408)	(2,779,631)
Units outstanding at end of year	19,107,484	38,683,322	5,804,751	420,971	23,727,834

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

92	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Multi-Strategy Alt, Serv
Operations
Investment income (loss) — net	$(487,776)	$(13,172)	$150,892	$505,261	$61,573
Net realized gain (loss) on sales of investments	(2,761,847)	(14,187)	(204,389)	(35,465)	(631)
Distributions from capital gains	6,292,755	112,914	2,549,056	—	—
Net change in unrealized appreciation (depreciation) of investments	9,177,480	197,295	7,840,328	116,023	(8,404)
Net increase (decrease) in net assets resulting from operations	12,220,612	282,850	10,335,887	585,819	52,538

Contract transactions
Contract purchase payments	938,198	1,641,599	469,796	118,551	647,995
Net transfers(1)	(1,334,694)	69,983	(824,586)	(17,288)	13,619
Transfers for policy loans	(7,730)	—	(19,270)	95	—
Adjustments to net assets allocated to contracts in payment period	(14,013)	—	(95,593)	(235)	—
Contract charges	(58,303)	(219)	(96,894)	(3,037)	(63)
Contract terminations:
Surrender benefits	(9,326,492)	(20,357)	(8,509,403)	(418,753)	(23,100)
Death benefits	(1,623,521)	(36,979)	(1,327,830)	(110,672)	—
Increase (decrease) from transactions	(11,426,555)	1,654,027	(10,403,780)	(431,339)	638,451
Net assets at beginning of year	113,286,298	1,191,677	106,671,178	9,492,903	387,108
Net assets at end of year	$114,080,355	$3,128,554	$106,603,285	$9,647,383	$1,078,097

Accumulation unit activity
Units outstanding at beginning of year	25,397,806	1,205,405	15,315,665	10,136,404	401,252
Units purchased	293,290	1,931,125	66,874	368,795	976,904
Units redeemed	(3,034,682)	(297,741)	(1,518,676)	(797,647)	(326,209)
Units outstanding at end of year	22,656,414	2,838,789	13,863,863	9,707,552	1,051,947

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	93

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$7,128	$1,300	$(178,754)	$(99,018)	$(336,176)
Net realized gain (loss) on sales of investments	(59,121)	3,582	974,884	(20,315)	(491,258)
Distributions from capital gains	—	—	—	264,510	927,174
Net change in unrealized appreciation (depreciation) of investments	788,875	120,930	17,585,883	3,787,309	12,561,760
Net increase (decrease) in net assets resulting from operations	736,882	125,812	18,382,013	3,932,486	12,661,500

Contract transactions
Contract purchase payments	37,118	556,775	358,921	54,097	159,988
Net transfers(1)	(81,715)	59,437	(2,776,771)	(227,470)	(1,125,146)
Transfers for policy loans	(2,110)	—	7,852	(12,569)	(930)
Adjustments to net assets allocated to contracts in payment period	(2,293)	—	(97,335)	(1,998)	(186)
Contract charges	(1,279)	(73)	(125,941)	(4,026)	(101,620)
Contract terminations:
Surrender benefits	(254,249)	(6,288)	(6,893,522)	(836,635)	(3,133,887)
Death benefits	(38,748)	(42,007)	(860,778)	(76,854)	(559,335)
Increase (decrease) from transactions	(343,276)	567,844	(10,387,574)	(1,105,455)	(4,761,116)
Net assets at beginning of year	4,208,768	314,234	85,875,174	10,393,050	33,926,383
Net assets at end of year	$4,602,374	$1,007,890	$93,869,613	$13,220,081	$41,826,767

Accumulation unit activity
Units outstanding at beginning of year	974,690	330,457	26,351,558	3,864,463	13,038,300
Units purchased	7,842	778,900	109,251	16,910	183,023
Units redeemed	(81,313)	(207,053)	(2,999,669)	(364,831)	(1,679,877)
Units outstanding at end of year	901,219	902,304	23,461,140	3,516,542	11,541,446

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

94	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$(318,742)	$610,999	$(342,839)	$49,862	$(132,483)
Net realized gain (loss) on sales of investments	(2,135,605)	3,511,727	153,797	(708)	(480,650)
Distributions from capital gains	—	10,464,407	1,525,363	—	—
Net change in unrealized appreciation (depreciation) of investments	3,975,794	(4,788,714)	11,415,882	92,712	2,403,706
Net increase (decrease) in net assets resulting from operations	1,521,447	9,798,419	12,752,203	141,866	1,790,573

Contract transactions
Contract purchase payments	1,658,017	2,425,627	295,397	3,025,793	94,747
Net transfers(1)	(2,090,187)	(1,590,476)	(237,978)	245,034	20,718
Transfers for policy loans	(1,329)	17,299	35,058	—	6,035
Adjustments to net assets allocated to contracts in payment period	(22,170)	(30,777)	(78,405)	—	(9,494)
Contract charges	(12,008)	(176,080)	(29,801)	(176)	(7,925)
Contract terminations:
Surrender benefits	(3,132,385)	(8,313,996)	(4,906,245)	(43,505)	(1,118,807)
Death benefits	(952,689)	(1,850,318)	(993,425)	—	(251,932)
Increase (decrease) from transactions	(4,552,751)	(9,518,721)	(5,915,399)	3,227,146	(1,266,658)
Net assets at beginning of year	32,128,877	95,536,227	61,007,102	366,409	15,420,735
Net assets at end of year	$29,097,573	$95,815,925	$67,843,906	$3,735,421	$15,944,650

Accumulation unit activity
Units outstanding at beginning of year	26,236,118	27,918,335	13,894,125	387,399	12,594,030
Units purchased	1,604,350	1,005,802	68,600	3,703,474	192,342
Units redeemed	(5,324,161)	(3,610,555)	(1,278,681)	(309,336)	(1,177,897)
Units outstanding at end of year	22,516,307	25,313,582	12,684,044	3,781,537	11,608,475

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	95

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Operations
Investment income (loss) — net	$(92,024)	$194,038	$67,781	$(338,583)	$(1,133,806)
Net realized gain (loss) on sales of investments	(512,514)	186,887	70,051	13,689	(1,198,088)
Distributions from capital gains	—	1,444,228	797,691	27,829	13,436,243
Net change in unrealized appreciation (depreciation) of investments	1,720,511	(478,989)	(235,363)	6,143,135	21,378,963
Net increase (decrease) in net assets resulting from operations	1,115,973	1,346,164	700,160	5,846,070	32,483,312

Contract transactions
Contract purchase payments	84,546	122,113	83,814	324,258	2,129,132
Net transfers(1)	(185,962)	(694,976)	(726,726)	(607,288)	(4,613,298)
Transfers for policy loans	(1,039)	4,557	660	(6,712)	8,331
Adjustments to net assets allocated to contracts in payment period	—	(11,646)	(4,305)	(9,793)	(47,988)
Contract charges	(6,547)	(10,774)	(6,472)	(33,367)	(66,312)
Contract terminations:
Surrender benefits	(770,433)	(1,614,520)	(1,029,073)	(3,438,061)	(7,820,569)
Death benefits	(42,968)	(336,142)	(158,464)	(384,103)	(2,263,305)
Increase (decrease) from transactions	(922,403)	(2,541,388)	(1,840,566)	(4,155,066)	(12,674,009)
Net assets at beginning of year	9,954,252	18,878,172	10,597,641	36,629,567	103,292,568
Net assets at end of year	$10,147,822	$17,682,948	$9,457,235	$38,320,571	$123,101,871

Accumulation unit activity
Units outstanding at beginning of year	8,247,175	7,439,427	4,379,034	19,003,021	37,551,702
Units purchased	149,876	67,284	34,509	220,718	665,299
Units redeemed	(877,421)	(1,065,058)	(789,405)	(2,215,843)	(4,655,928)
Units outstanding at end of year	7,519,630	6,441,653	3,624,138	17,007,896	33,561,073

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

96	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$(1,150,235)	$(302,952)	$(11,607)	$(42,159)	$(190,627)
Net realized gain (loss) on sales of investments	(3,807,098)	(865,319)	(251,042)	229,679	(703,243)
Distributions from capital gains	—	—	154,713	—	—
Net change in unrealized appreciation (depreciation) of investments	14,001,482	1,636,808	561,374	13,919,391	9,090,869
Net increase (decrease) in net assets resulting from operations	9,044,149	468,537	453,438	14,106,911	8,196,999

Contract transactions
Contract purchase payments	783,164	307,915	96,919	3,319,533	153,179
Net transfers(1)	1,593,976	(1,255,884)	(153,317)	2,974,602	352,722
Transfers for policy loans	17,861	3,404	—	(20,095)	(2,855)
Adjustments to net assets allocated to contracts in payment period	76,127	(23,104)	11,648	(17,006)	(3,735)
Contract charges	(160,009)	(19,351)	(1,614)	(43,928)	(27,647)
Contract terminations:
Surrender benefits	(11,206,104)	(3,870,832)	(224,719)	(6,274,306)	(2,199,604)
Death benefits	(2,684,603)	(271,522)	(178,618)	(1,210,875)	(284,818)
Increase (decrease) from transactions	(11,579,588)	(5,129,374)	(449,701)	(1,272,075)	(2,012,758)
Net assets at beginning of year	126,018,115	36,734,266	2,295,030	85,386,232	18,661,976
Net assets at end of year	$123,482,676	$32,073,429	$2,298,767	$98,221,068	$24,846,217

Accumulation unit activity
Units outstanding at beginning of year	85,983,628	11,723,563	1,596,828	23,898,490	8,033,146
Units purchased	1,883,080	103,196	61,958	1,754,561	186,760
Units redeemed	(9,674,331)	(1,772,329)	(351,948)	(2,180,886)	(889,830)
Units outstanding at end of year	78,192,377	10,054,430	1,306,838	23,472,165	7,330,076

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	97

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv
Operations
Investment income (loss) — net	$(19,311)	$936,227	$(103,896)	$1,460,489	$(12,079)
Net realized gain (loss) on sales of investments	4,058	826,589	231,609	(1,158,227)	12,967
Distributions from capital gains	—	—	1,082,670	—	—
Net change in unrealized appreciation (depreciation) of investments	654,579	14,202,594	988,480	1,897,360	411,040
Net increase (decrease) in net assets resulting from operations	639,326	15,965,410	2,198,863	2,199,622	411,928

Contract transactions
Contract purchase payments	1,820,825	10,830,370	71,688	2,681,680	1,138,832
Net transfers(1)	536,403	3,121,125	(81,903)	7,051,266	429,266
Transfers for policy loans	—	1,288	(6,665)	1,887	—
Adjustments to net assets allocated to contracts in payment period	—	389,266	(6,417)	(5,907)	—
Contract charges	(541)	(42,816)	(5,231)	(15,785)	(707)
Contract terminations:
Surrender benefits	(36,042)	(7,763,226)	(1,138,309)	(3,845,022)	(29,601)
Death benefits	(41,736)	(4,106,614)	(269,519)	(985,909)	—
Increase (decrease) from transactions	2,278,909	2,429,393	(1,436,356)	4,882,210	1,537,790
Net assets at beginning of year	489,639	113,815,583	13,771,867	49,951,385	477,226
Net assets at end of year	$3,407,874	$132,210,386	$14,534,374	$57,033,217	$2,426,944

Accumulation unit activity
Units outstanding at beginning of year	609,554	88,215,273	5,342,739	49,715,333	550,417
Units purchased	2,734,257	10,819,265	25,553	9,598,342	1,511,491
Units redeemed	(414,428)	(9,423,362)	(540,306)	(4,852,431)	(30,732)
Units outstanding at end of year	2,929,383	89,611,176	4,827,986	54,461,244	2,031,176

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

98	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$(239,033)	$114,585	$(493,139)	$10,671	$(116,244)
Net realized gain (loss) on sales of investments	522,945	311,872	1,023,542	525	(338,719)
Distributions from capital gains	—	—	—	—	609,672
Net change in unrealized appreciation (depreciation) of investments	11,337,753	1,379,979	17,126,752	19,309	812,664
Net increase (decrease) in net assets resulting from operations	11,621,665	1,806,436	17,657,155	30,505	967,373

Contract transactions
Contract purchase payments	1,650,598	1,056,454	378,346	304,997	238,620
Net transfers(1)	702,170	(32,911)	1,947,267	19,056	(917,873)
Transfers for policy loans	(1,578)	6,773	5,342	—	—
Adjustments to net assets allocated to contracts in payment period	(17,951)	(9,386)	(8,339)	—	—
Contract charges	(11,512)	(9,261)	(48,035)	(61)	(5,300)
Contract terminations:
Surrender benefits	(1,957,281)	(1,545,008)	(3,436,331)	(11,276)	(752,141)
Death benefits	(296,193)	(139,211)	(821,164)	(10,681)	(1,151,142)
Increase (decrease) from transactions	68,253	(672,550)	(1,982,914)	302,035	(2,587,836)
Net assets at beginning of year	22,289,861	19,075,426	43,310,938	41,692	11,621,587
Net assets at end of year	$33,979,779	$20,209,312	$58,985,179	$374,232	$10,001,124

Accumulation unit activity
Units outstanding at beginning of year	9,650,007	10,668,442	15,712,470	43,344	8,730,609
Units purchased	900,228	1,016,717	880,373	423,834	176,065
Units redeemed	(955,521)	(1,163,712)	(1,430,297)	(135,639)	(2,073,123)
Units outstanding at end of year	9,594,714	10,521,447	15,162,546	331,539	6,833,551

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	99

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Operations
Investment income (loss) — net	$140,215	$329,240	$60,782	$35,724	$474,917
Net realized gain (loss) on sales of investments	3,217	3,076	146,259	20,279	8,610
Distributions from capital gains	—	—	—	—	4,394,110
Net change in unrealized appreciation (depreciation) of investments	954	(85,833)	1,605,932	637,186	(3,054,694)
Net increase (decrease) in net assets resulting from operations	144,386	246,483	1,812,973	693,189	1,822,943

Contract transactions
Contract purchase payments	2,050,225	6,076,160	414,633	45,708	1,549,167
Net transfers(1)	238,760	322,618	50,177	(88,277)	(1,273,345)
Transfers for policy loans	—	—	1,006	(4,059)	11,510
Adjustments to net assets allocated to contracts in payment period	—	—	(11,857)	(4,461)	(28,434)
Contract charges	(181)	(615)	(12,350)	(1,718)	(21,229)
Contract terminations:
Surrender benefits	(41,362)	(205,693)	(1,377,518)	(608,317)	(3,328,250)
Death benefits	(43,199)	(5,018)	(119,144)	(43,326)	(326,033)
Increase (decrease) from transactions	2,204,243	6,187,452	(1,055,053)	(704,450)	(3,416,614)
Net assets at beginning of year	887,185	2,272,940	16,057,840	6,232,614	40,248,737
Net assets at end of year	$3,235,814	$8,706,875	$16,815,760	$6,221,353	$38,655,066

Accumulation unit activity
Units outstanding at beginning of year	935,199	2,325,756	7,607,881	3,217,369	12,448,475
Units purchased	2,537,100	7,982,880	555,277	56,229	653,517
Units redeemed	(235,721)	(1,743,435)	(798,281)	(394,002)	(1,609,244)
Units outstanding at end of year	3,236,578	8,565,201	7,364,877	2,879,596	11,492,748

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

100	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl(2)	Mac VIP Asset Strategy, Serv Cl
Operations
Investment income (loss) — net	$(411,069)	$2,201,719	$426,108	$(68)	$125,586
Net realized gain (loss) on sales of investments	897,741	4,823,145	1,054,964	7,272	(470,911)
Distributions from capital gains	3,191,809	13,950,631	2,208,136	16,823	—
Net change in unrealized appreciation (depreciation) of investments	11,444,649	(7,586,110)	(1,535,533)	479,290	1,835,419
Net increase (decrease) in net assets resulting from operations	15,123,130	13,389,385	2,153,675	503,317	1,490,094

Contract transactions
Contract purchase payments	302,800	6,292,882	155,796	64,875	212,999
Net transfers(1)	2,371,774	(4,769,416)	(372,116)	3,276,923	57,955
Transfers for policy loans	(7,536)	10,666	(46,329)	—	345
Adjustments to net assets allocated to contracts in payment period	(12,794)	8,847	(28,841)	—	(17,439)
Contract charges	(29,207)	(91,001)	(5,892)	(1,748)	(5,359)
Contract terminations:
Surrender benefits	(3,629,695)	(14,139,579)	(2,265,386)	(19,001)	(1,223,614)
Death benefits	(378,926)	(3,310,376)	(368,835)	(5,394)	(460,377)
Increase (decrease) from transactions	(1,383,584)	(15,997,977)	(2,931,603)	3,315,655	(1,435,490)
Net assets at beginning of year	36,105,898	180,525,593	28,456,286	—	12,502,154
Net assets at end of year	$49,845,444	$177,917,001	$27,678,358	$3,818,972	$12,556,758

Accumulation unit activity
Units outstanding at beginning of year	8,896,850	51,027,108	5,778,354	—	9,144,724
Units purchased	645,135	1,828,648	30,998	3,301,977	408,582
Units redeemed	(895,112)	(6,550,437)	(615,816)	(23,389)	(1,421,181)
Units outstanding at end of year	8,646,873	46,305,319	5,193,536	3,278,588	8,132,125

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 28, 2023 (commencement of operations) to December 31, 2023.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	101

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Mac VIP for Inc, Serv Cl	MFS Gbl Real Est, Serv Cl	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Operations
Investment income (loss) — net	$31,863	$(3,320)	$1,611	$(569,959)	$(249,386)
Net realized gain (loss) on sales of investments	(200)	(12,434)	(16,685)	355,600	(1,593,620)
Distributions from capital gains	—	50,027	62,895	3,515,571	—
Net change in unrealized appreciation (depreciation) of investments	49,842	51,704	138,423	10,417,133	5,499,874
Net increase (decrease) in net assets resulting from operations	81,505	85,977	186,244	13,718,345	3,656,868

Contract transactions
Contract purchase payments	477,743	517,860	1,895,254	404,279	204,068
Net transfers(1)	26,938	76,575	341,042	(2,023,300)	26,809
Transfers for policy loans	—	—	—	(5,317)	184
Adjustments to net assets allocated to contracts in payment period	—	—	—	(104,603)	(17,473)
Contract charges	(15)	(277)	(327)	(31,208)	(18,993)
Contract terminations:
Surrender benefits	(7,909)	(3,413)	(14,365)	(5,103,739)	(2,144,205)
Death benefits	—	(41,481)	(42,739)	(788,515)	(211,549)
Increase (decrease) from transactions	496,757	549,264	2,178,865	(7,652,403)	(2,161,159)
Net assets at beginning of year	395,568	394,109	596,758	63,984,791	28,557,521
Net assets at end of year	$973,830	$1,029,350	$2,961,867	$70,050,733	$30,053,230

Accumulation unit activity
Units outstanding at beginning of year	413,155	483,095	610,660	29,550,481	8,687,944
Units purchased	664,381	812,119	2,390,983	231,267	115,926
Units redeemed	(165,636)	(147,036)	(321,708)	(3,358,394)	(729,494)
Units outstanding at end of year	911,900	1,148,178	2,679,935	26,423,354	8,074,376

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

102	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	NB AMT Sus Eq, Cl S	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$(943)	$3,228,424	$(592,822)	$(143,163)	$927,616
Net realized gain (loss) on sales of investments	3,375	2,454,215	(14,104,439)	270,513	(1,496,328)
Distributions from capital gains	—	7,654,458	—	248,900	—
Net change in unrealized appreciation (depreciation) of investments	106,861	(18,558,050)	35,215,699	3,126,696	3,939,797
Net increase (decrease) in net assets resulting from operations	109,293	(5,220,953)	20,518,438	3,502,946	3,371,085

Contract transactions
Contract purchase payments	1,140,993	2,662,775	3,275,137	1,305,620	1,330,749
Net transfers(1)	196,489	(6,036,041)	(874,578)	216,708	(1,022,525)
Transfers for policy loans	—	17,236	19,310	7,304	7,729
Adjustments to net assets allocated to contracts in payment period	—	8,527	(9,005)	—	13,380
Contract charges	(485)	(79,670)	(31,501)	(5,843)	(45,914)
Contract terminations:
Surrender benefits	(12,872)	(13,095,261)	(3,839,304)	(897,546)	(4,458,273)
Death benefits	(35,613)	(2,517,699)	(643,990)	(210,042)	(845,225)
Increase (decrease) from transactions	1,288,512	(19,040,133)	(2,103,931)	416,201	(5,020,079)
Net assets at beginning of year	423,375	153,187,598	48,221,137	13,471,303	51,711,024
Net assets at end of year	$1,821,180	$128,926,512	$66,635,644	$17,390,450	$50,062,030

Accumulation unit activity
Units outstanding at beginning of year	438,816	35,725,316	19,127,522	4,438,590	28,885,610
Units purchased	1,523,620	673,877	1,555,529	585,460	798,944
Units redeemed	(269,384)	(5,524,467)	(2,162,085)	(466,518)	(3,512,243)
Units outstanding at end of year	1,693,052	30,874,726	18,520,966	4,557,532	26,172,311

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	103

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB
Operations
Investment income (loss) — net	$57,816	$1,371,278	$(131,328)	$(80,558)	$(2,195)
Net realized gain (loss) on sales of investments	(422,247)	(1,214,974)	34,344	39,639	4,144
Distributions from capital gains	—	—	1,794,273	—	—
Net change in unrealized appreciation (depreciation) of investments	975,568	2,498,188	146,844	1,616,454	206,343
Net increase (decrease) in net assets resulting from operations	611,137	2,654,492	1,844,133	1,575,535	208,292

Contract transactions
Contract purchase payments	34,832	4,163,667	2,167,064	83,484	1,813,230
Net transfers(1)	19,302	5,219,629	(504,586)	208,269	329,305
Transfers for policy loans	888	2,088	(7,296)	(2,333)	—
Adjustments to net assets allocated to contracts in payment period	(422)	—	(7,689)	(2,170)	—
Contract charges	(1,362)	(14,861)	(15,764)	(6,466)	(291)
Contract terminations:
Surrender benefits	(217,268)	(3,822,401)	(1,712,827)	(915,558)	(13,269)
Death benefits	(642,904)	(739,302)	(441,058)	(55,389)	(59,782)
Increase (decrease) from transactions	(806,934)	4,808,820	(522,156)	(690,163)	2,069,193
Net assets at beginning of year	5,604,815	52,772,850	23,142,670	9,302,570	274,802
Net assets at end of year	$5,409,018	$60,236,162	$24,464,647	$10,187,942	$2,552,287

Accumulation unit activity
Units outstanding at beginning of year	4,495,446	54,368,697	5,651,631	4,961,061	269,952
Units purchased	484,700	9,884,784	1,163,426	155,280	2,346,093
Units redeemed	(1,094,053)	(5,028,443)	(754,885)	(493,935)	(475,310)
Units outstanding at end of year	3,886,093	59,225,038	6,060,172	4,622,406	2,140,735

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

104	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$16,728	$(4,308)	$(367,667)	$(107,922)	$(84,984)
Net realized gain (loss) on sales of investments	(10,269)	3,197	1,207,144	493,134	(115,970)
Distributions from capital gains	166,739	—	2,195,371	988,753	—
Net change in unrealized appreciation (depreciation) of investments	516,026	233,836	13,009,176	5,768,083	1,880,305
Net increase (decrease) in net assets resulting from operations	689,224	232,725	16,044,024	7,142,048	1,679,351

Contract transactions
Contract purchase payments	4,305,556	1,394,095	238,843	2,013,995	82,426
Net transfers(1)	626,543	19,412	(242,132)	(289,434)	(157,623)
Transfers for policy loans	—	—	26,707	16,646	(1,221)
Adjustments to net assets allocated to contracts in payment period	—	—	(96,073)	(7,038)	(6,821)
Contract charges	(747)	(165)	(30,491)	(16,189)	(3,131)
Contract terminations:
Surrender benefits	(59,191)	(2,197)	(4,935,557)	(2,116,482)	(845,428)
Death benefits	(170,576)	—	(1,321,037)	(329,049)	(27,841)
Increase (decrease) from transactions	4,701,585	1,411,145	(6,359,740)	(727,551)	(959,639)
Net assets at beginning of year	1,755,770	26,657	67,887,266	29,066,321	10,011,437
Net assets at end of year	$7,146,579	$1,670,527	$77,571,550	$35,480,818	$10,731,149

Accumulation unit activity
Units outstanding at beginning of year	1,743,796	29,184	13,259,614	7,391,621	1,702,158
Units purchased	5,259,731	2,267,262	47,457	2,431,573	13,195
Units redeemed	(800,746)	(801,216)	(1,170,502)	(965,527)	(166,007)
Units outstanding at end of year	6,202,781	1,495,230	12,136,569	8,857,667	1,549,346

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	105

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(189,531)	$157,749	$(314,762)	$(7,560,892)	$(3,897,971)
Net realized gain (loss) on sales of investments	(1,341,600)	320,155	(438,280)	49,793,135	31,974,076
Distributions from capital gains	—	685,181	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,801,129	757,797	3,273,418	71,488,050	35,201,396
Net increase (decrease) in net assets resulting from operations	269,998	1,920,882	2,520,376	113,720,293	63,277,501

Contract transactions
Contract purchase payments	131,440	56,331	1,301,837	32,651,390	3,850,156
Net transfers(1)	(1,998,064)	(76,581)	1,226,441	(39,984,129)	(15,196,666)
Transfers for policy loans	(1,697)	1,714	(2,669)	170,766	37,372
Adjustments to net assets allocated to contracts in payment period	—	(16,928)	—	(45,534)	—
Contract charges	(6,227)	(3,509)	(9,147)	(3,829,829)	(2,153,271)
Contract terminations:
Surrender benefits	(1,405,938)	(745,427)	(2,652,483)	(49,989,037)	(33,928,750)
Death benefits	(158,822)	(109,126)	(269,345)	(8,879,020)	(2,310,888)
Increase (decrease) from transactions	(3,439,308)	(893,526)	(405,366)	(69,905,393)	(49,702,047)
Net assets at beginning of year	20,670,965	10,107,318	27,791,285	745,332,291	417,888,455
Net assets at end of year	$17,501,655	$11,134,674	$29,906,295	$789,147,191	$431,463,909

Accumulation unit activity
Units outstanding at beginning of year	25,465,571	2,165,547	28,069,668	353,189,740	195,567,016
Units purchased	178,817	24,530	3,006,810	18,094,606	2,560,531
Units redeemed	(4,440,088)	(197,135)	(3,394,366)	(47,596,582)	(24,241,294)
Units outstanding at end of year	21,204,300	1,992,942	27,682,112	323,687,764	173,886,253

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

106	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Operations
Investment income (loss) — net	$(4,578,937)	$(2,882,039)	$(2,182,104)	$(3,436,923)	$(5,460,446)
Net realized gain (loss) on sales of investments	4,254,856	7,694,859	1,368,065	3,091,411	269,554
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	31,660,461	16,195,936	24,240,754	44,368,796	39,819,965
Net increase (decrease) in net assets resulting from operations	31,336,380	21,008,756	23,426,715	44,023,284	34,629,073

Contract transactions
Contract purchase payments	8,166,753	320,318	532,955	5,572,904	4,563,801
Net transfers(1)	10,997,395	4,418,656	13,153,740	(2,215,445)	3,814,012
Transfers for policy loans	11,871	23,233	5,755	430	9,307
Adjustments to net assets allocated to contracts in payment period	(102,471)	—	(7,387)	(48,964)	(22,191)
Contract charges	(4,040,948)	(2,198,473)	(3,689,270)	(5,563,555)	(9,487,020)
Contract terminations:
Surrender benefits	(48,298,066)	(34,489,089)	(8,688,265)	(12,266,638)	(47,983,167)
Death benefits	(13,226,081)	(8,565,114)	(1,843,881)	(1,520,336)	(7,879,842)
Increase (decrease) from transactions	(46,491,547)	(40,490,469)	(536,353)	(16,041,604)	(56,985,100)
Net assets at beginning of year	453,757,110	309,416,320	209,643,363	338,221,212	548,638,965
Net assets at end of year	$438,601,943	$289,934,607	$232,533,725	$366,202,892	$526,282,938

Accumulation unit activity
Units outstanding at beginning of year	364,057,563	246,692,247	196,285,934	289,530,601	510,679,345
Units purchased	17,778,123	3,756,888	12,801,416	8,101,797	20,238,693
Units redeemed	(54,207,584)	(35,085,576)	(13,249,793)	(21,267,259)	(72,611,913)
Units outstanding at end of year	327,628,102	215,363,559	195,837,557	276,365,139	458,306,125

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	107

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(11,005,252)	$(99,076,462)	$(111,900,425)	$(63,252,979)	$(46,408,888)
Net realized gain (loss) on sales of investments	20,715,314	229,224,709	335,899,978	212,565,035	297,810,487
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	82,228,480	1,142,663,417	955,847,612	563,163,625	300,048,867
Net increase (decrease) in net assets resulting from operations	91,938,542	1,272,811,664	1,179,847,165	712,475,681	551,450,466

Contract transactions
Contract purchase payments	4,253,569	16,997,454	39,585,097	103,983,427	5,870,450
Net transfers(1)	3,700,351	(44,268,591)	(97,982,335)	166,516,439	18,870,169
Transfers for policy loans	(36,262)	23,015	(32,011)	95,890	277,045
Adjustments to net assets allocated to contracts in payment period	(109,678)	(162,610)	125,895	(248,808)	—
Contract charges	(17,804,686)	(167,389,262)	(186,915,793)	(70,644,546)	(37,759,131)
Contract terminations:
Surrender benefits	(71,911,628)	(468,345,058)	(742,849,567)	(525,716,853)	(438,989,203)
Death benefits	(17,895,736)	(57,454,157)	(102,235,394)	(96,818,316)	(97,920,141)
Increase (decrease) from transactions	(99,804,070)	(720,599,209)	(1,090,304,108)	(422,832,767)	(549,650,811)
Net assets at beginning of year	1,094,440,598	9,852,364,491	11,208,243,941	6,245,287,406	4,942,959,274
Net assets at end of year	$1,086,575,070	$10,404,576,946	$11,297,786,998	$6,534,930,320	$4,944,758,929

Accumulation unit activity
Units outstanding at beginning of year	938,364,051	7,214,937,167	8,355,741,886	3,731,168,083	2,930,321,505
Units purchased	41,678,760	144,870,290	201,381,194	170,978,714	15,466,745
Units redeemed	(125,097,080)	(650,335,568)	(1,000,784,915)	(411,250,196)	(325,677,645)
Units outstanding at end of year	854,945,731	6,709,471,889	7,556,338,165	3,490,896,601	2,620,110,605

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

108	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2
Operations
Investment income (loss) — net	$(20,960,851)	$(12,100,878)	$(10,408,643)	$(7,942,928)	$216,561
Net realized gain (loss) on sales of investments	147,698,640	104,020,729	32,101,439	44,602,183	(340,520)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	145,760,560	76,870,038	69,654,283	36,847,861	867,894
Net increase (decrease) in net assets resulting from operations	272,498,349	168,789,889	91,347,079	73,507,116	743,935

Contract transactions
Contract purchase payments	61,894,499	8,230,838	23,155,088	940,661	1,713,619
Net transfers(1)	(143,626,507)	(42,412,202)	702,773	(1,678,269)	1,177,268
Transfers for policy loans	18,112	(56,140)	24,494	31,030	217
Adjustments to net assets allocated to contracts in payment period	(284,558)	—	97,739	—	—
Contract charges	(10,164,166)	(5,809,035)	(8,258,053)	(5,572,457)	(20,118)
Contract terminations:
Surrender benefits	(161,080,249)	(120,676,822)	(81,860,321)	(77,927,394)	(812,477)
Death benefits	(21,473,704)	(12,078,084)	(29,800,483)	(24,983,666)	(281,115)
Increase (decrease) from transactions	(274,716,573)	(172,801,445)	(95,938,763)	(109,190,095)	1,777,394
Net assets at beginning of year	2,119,615,610	1,312,157,046	1,025,805,453	843,639,695	13,251,918
Net assets at end of year	$2,117,397,386	$1,308,145,490	$1,021,213,769	$807,956,716	$15,773,247

Accumulation unit activity
Units outstanding at beginning of year	1,127,205,675	689,542,042	712,620,514	581,044,419	12,422,804
Units purchased	33,287,609	4,101,012	24,284,852	1,719,630	2,889,972
Units redeemed	(170,157,107)	(89,694,891)	(88,903,304)	(74,218,300)	(1,202,813)
Units outstanding at end of year	990,336,177	603,948,163	648,002,062	508,545,749	14,109,963

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	109

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2
Operations
Investment income (loss) — net	$(120,269)	$(163,432)	$13,132	$(272,347)	$199,847
Net realized gain (loss) on sales of investments	748,111	2,339,928	(235,214)	(504,829)	(68,098)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,590,503	1,604,860	2,765,971	4,829,890	3,307,113
Net increase (decrease) in net assets resulting from operations	2,218,345	3,781,356	2,543,889	4,052,714	3,438,862

Contract transactions
Contract purchase payments	308,256	64,362	603,522	879,142	1,171,799
Net transfers(1)	141,470	(415,677)	2,515,960	(793,183)	25,853
Transfers for policy loans	(2,598)	14,494	101	(12,045)	206
Adjustments to net assets allocated to contracts in payment period	—	(5,067)	—	—	—
Contract charges	(11,342)	(34,499)	(25,835)	(24,852)	(19,659)
Contract terminations:
Surrender benefits	(1,140,605)	(2,139,909)	(629,930)	(1,755,503)	(1,199,746)
Death benefits	(115,909)	(329,214)	(66,588)	(385,586)	(1,256,475)
Increase (decrease) from transactions	(820,728)	(2,845,510)	2,397,230	(2,092,027)	(1,278,022)
Net assets at beginning of year	10,090,334	17,356,032	15,089,897	31,851,194	22,303,750
Net assets at end of year	$11,487,951	$18,291,878	$20,031,016	$33,811,881	$24,464,590

Accumulation unit activity
Units outstanding at beginning of year	3,470,422	6,635,410	10,608,988	20,431,865	18,872,159
Units purchased	155,049	64,719	1,989,708	609,605	1,222,459
Units redeemed	(414,687)	(1,036,963)	(469,595)	(1,899,321)	(2,229,111)
Units outstanding at end of year	3,210,784	5,663,166	12,129,101	19,142,149	17,865,507

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

110	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2
Operations
Investment income (loss) — net	$(155,988)	$(113,552)	$(399,920)	$(2,990,686)	$(34,054,592)
Net realized gain (loss) on sales of investments	(37,569)	85,675	3,168,574	1,525,315	34,522,187
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,033,088	1,041,619	1,825,394	29,951,884	505,577,431
Net increase (decrease) in net assets resulting from operations	839,531	1,013,742	4,594,048	28,486,513	506,045,026

Contract transactions
Contract purchase payments	1,238,627	553,396	294,428	4,049,696	10,175,065
Net transfers(1)	539,253	(431,385)	307,913	12,398,063	48,374,854
Transfers for policy loans	114	83	688	888	6,319
Adjustments to net assets allocated to contracts in payment period	—	—	(36,954)	(18,962)	—
Contract charges	(25,566)	(18,999)	(93,595)	(4,598,699)	(59,981,855)
Contract terminations:
Surrender benefits	(622,049)	(346,015)	(4,039,812)	(17,781,399)	(130,090,437)
Death benefits	(401,515)	(135,771)	(858,101)	(3,709,241)	(19,298,932)
Increase (decrease) from transactions	728,864	(378,691)	(4,425,433)	(9,659,654)	(150,814,986)
Net assets at beginning of year	14,255,621	10,580,861	47,331,726	282,912,330	3,322,897,778
Net assets at end of year	$15,824,016	$11,215,912	$47,500,341	$301,739,189	$3,678,127,818

Accumulation unit activity
Units outstanding at beginning of year	5,632,415	4,738,678	13,574,106	252,348,696	2,536,094,482
Units purchased	852,830	346,019	203,454	15,315,517	61,144,997
Units redeemed	(579,120)	(487,825)	(1,412,610)	(23,303,952)	(170,434,576)
Units outstanding at end of year	5,906,125	4,596,872	12,364,950	244,360,261	2,426,804,903

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	111

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP US Flex Mod Gro, Cl 2	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(17,726,277)	$(1,363,411)	$(594,273)	$416,229
Net realized gain (loss) on sales of investments	17,764,885	(12,786,089)	(4,504,542)	(416,284)
Distributions from capital gains	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	214,728,450	43,103,918	20,328,679	869,057
Net increase (decrease) in net assets resulting from operations	214,767,058	28,954,418	15,229,864	869,002

Contract transactions
Contract purchase payments	13,516,603	1,662,663	1,693,652	741,534
Net transfers(1)	13,214,019	(2,828,592)	(1,623,359)	(1,009,065)
Transfers for policy loans	4,828	20,803	37,508	—
Adjustments to net assets allocated to contracts in payment period	(45,475)	(63,492)	(961)	—
Contract charges	(28,927,465)	(132,939)	(106,862)	(2,839)
Contract terminations:
Surrender benefits	(79,373,918)	(13,570,909)	(9,289,644)	(579,588)
Death benefits	(14,727,649)	(1,836,252)	(1,390,360)	(98,765)
Increase (decrease) from transactions	(96,339,057)	(16,748,718)	(10,680,026)	(948,723)
Net assets at beginning of year	1,742,584,184	147,223,126	100,085,453	10,760,413
Net assets at end of year	$1,861,012,185	$159,428,826	$104,635,291	$10,680,692

Accumulation unit activity
Units outstanding at beginning of year	1,428,098,853	36,059,676	33,274,331	9,922,168
Units purchased	29,652,615	413,855	600,682	764,069
Units redeemed	(105,059,139)	(4,047,204)	(3,815,336)	(1,650,086)
Units outstanding at end of year	1,352,692,329	32,426,327	30,059,677	9,036,151

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

112	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Notes to Financial Statements

1. ORGANIZATION

RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

RiverSource® Retirement Advisor Variable Annuity (RAVA)

RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage)

RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select)

RiverSource® Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus)

RiverSource® Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus)

RiverSource® Retirement Advisor 4 Advantage® Variable Annuity (RAVA 4 Advantage)

RiverSource® Retirement Advisor 4 Select® Variable Annuity (RAVA 4 Select)

RiverSource® Retirement Advisor 4 Access® Variable Annuity (RAVA 4 Access)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2019)

RiverSource® RAVA 5 ChoiceSM Variable Annuity (RAVA 5 Choice)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after June 22, 2020)

RiverSource® RAVA Apex Variable Annuity (RAVA Apex)

RiverSource® RAVA Vista Variable Annuity (RAVA Vista)

RiverSource® Flexible Portfolio Annuity (FPA)

RiverSource® Retirement Group Annuity Contract I (Retirement GAC I)

RiverSource® Retirement Group Annuity Contract II (Retirement GAC II)

RiverSource® Retirement Advisor Variable Annuity – Band 3 (RAVA Band 3)*

RiverSource® Retirement Advisor Advantage Variable Annuity – Band 3 (RAVA Advantage Band 3)*

*

New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	113

and liabilities as of December 31, 2024, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
AB VPS Relative Val, Cl B	AB VPS Relative Value Portfolio (Class B)
AB VPS Sus Gbl Thematic, Cl B	AB VPS Sustainable Global Thematic Portfolio (Class B)
Allspg VT Index Asset Alloc, Cl 2	Allspring VT Index Asset Allocation Fund – Class 2
Allspg VT Opp, Cl 2	Allspring VT Opportunity Fund – Class 2
Allspg VT Sm Cap Gro, Cl 2	Allspring VT Small Cap Growth Fund – Class 2
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
BlackRock Adv SMID Cap VI, Cl III	BlackRock Advantage SMID Cap V.I. Fund (Class III)
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
BNY Mellon Sus US Eq, Serv	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares
Calvert VP SRI Bal, Cl F	Calvert VP SRI Balanced Portfolio – Class F
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Bal, Cl 2	Columbia Variable Portfolio – Balanced Fund (Class 2)
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 2	Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (renamed to Columbia Variable Portfolio – Corporate Bond Fund (Class 2) effective sometime during the second quarter of 2025)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (renamed to Columbia Variable Portfolio – Corporate Bond Fund (Class 3) effective sometime during the second quarter of 2025)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 2	Columbia Variable Portfolio – Large Cap Index Fund (Class 2)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Overseas Core, Cl 2	Columbia Variable Portfolio – Overseas Core Fund (Class 2)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Eq, Cl 2	Columbia Variable Portfolio – Select Large Cap Equity Fund (Class 2)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2)
Col VP Select Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 3)
Col VP Select Mid Cap Val, Cl 2	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2)

114	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Division	Fund
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP Sel Gbl Tech, Cl 2	Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2)
Col VP Sm Cap Val, Cl 2	Columbia Variable Portfolio – Small Cap Value Fund (Class 2)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return, Cl 1	Credit Suisse Trust – Commodity Return Strategy Portfolio, Class 1
CTIVP AC Div Bond, Cl 2	CTIVP® – American Century Diversified Bond Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP CenterSquare Real Est, Cl 2	CTIVP® – CenterSquare Real Estate Fund (Class 2)
CTIVP MFS Val, Cl 2	CTIVP® – MFS® Value Fund (Class 2) (renamed to CTIVP® – Wellington Large Cap Value Fund (Class 2) effective sometime during the second quarter of 2025)
CTIVP Prin Blue Chip Gro, Cl 1	CTIVP® – Principal Blue Chip Growth Fund (Class 1) (renamed to CTIVP® – Principal Large Cap Growth Fund (Class 1) effective sometime during the second quarter of 2025)
CTIVP Prin Blue Chip Gro, Cl 2	CTIVP® – Principal Blue Chip Growth Fund (Class 2) (renamed to CTIVP® – Principal Large Cap Growth Fund (Class 2) effective sometime during the second quarter of 2025)
CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2)
CTIVP TCW Core Plus Bond, Cl 2	CTIVP® – TCW Core Plus Bond Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP® – Victory Sycamore Established Value Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP® – Westfield Mid Cap Growth Fund (Class 2)
CTIVP Westfield Sel Lg Cp Gr, Cl 2	CTIVP® – Westfield Select Large Cap Growth Fund (Class 2) (previously CTIVP® – Morgan Stanley Advantage Fund (Class 2))
CVT EAFE Intl Index, Cl F	CVT EAFE International Index Portfolio – Class F (previously Calvert VP EAFE International Index Portfolio – Class F)
CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index Portfolio – Class F (previously Calvert VP Nasdaq 100 Index Portfolio – Class F)
CVT Russ 2000 Sm Cap Ind, Cl F	CVT Russell 2000® Small Cap Index Portfolio – Class F (previously Calvert VP Russell 2000® Small Cap Index Portfolio – Class F)
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Emer Mkts, Serv Cl 2	Fidelity® VIP Emerging Markets Portfolio Service Class 2
Fid VIP Energy, Serv Cl 2	Fidelity® VIP Energy Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro Opp, Serv Cl 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fid VIP Intl Cap Appr, Serv Cl 2	Fidelity® VIP International Capital Appreciation Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Inc, Cl 4	Franklin Income VIP Fund – Class 4
Frank Mutual Gbl Dis, Cl 4	Franklin Mutual Global Discovery VIP Fund – Class 4
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
Frank Sm Cap Val, Cl 4	Franklin Small Cap Value VIP Fund – Class 4
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares(1)
GS VIT Multi-Strategy Alt, Serv	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Service Shares(2)
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT Sm Cap Eq Insights, Serv	Goldman Sachs VIT Small Cap Equity Insights Fund – Service Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	115

Division	Fund
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Core Plus Bond, Ser II	Invesco V.I. Core Plus Bond Fund, Series II Shares
Invesco VI Dis Mid Cap Gro, Ser I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares
Invesco VI Dis Mid Cap Gro, Ser II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI EQV Intl Eq, Ser II	Invesco V.I. EQV International Equity Fund, Series II Shares
Invesco VI Global, Ser II	Invesco V.I. Global Fund, Series II Shares
Invesco VI Gbl Strat Inc, Ser II	Invesco V.I. Global Strategic Income Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Main St, Ser II	Invesco V.I. Main Street Fund®, Series II Shares
Invesco VI Mn St Sm Cap, Ser II	Invesco V.I. Main Street Small Cap Fund®, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Invesco VI Tech, Ser II	Invesco V.I. Technology Fund, Series II Shares
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Henderson VIT Forty, Serv	Janus Henderson VIT Forty Portfolio: Service Shares
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Emer Mkts Eq, Serv	Lazard Retirement Emerging Markets Equity Portfolio – Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
Lord Abt Bond Debenture, Cl VC	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC
Lord Abt Short Dur Inc, Cl VC	Lord Abbett Series Fund Short Duration Income Portfolio – Class VC
LVIP AC Intl, Serv Cl	LVIP American Century International Fund, Service Class(3)
LVIP AC Intl, Std Cl II	LVIP American Century International Fund, Standard Class II(4)
LVIP AC Mid Cap Val, Serv Cl	LVIP American Century Mid Cap Value Fund, Service Class(5)
LVIP AC Ultra, Serv Cl	LVIP American Century Ultra® Fund, Service Class(6)
LVIP AC Val, Serv Cl	LVIP American Century Value Fund, Service Class(7)
LVIP AC Val, Std Cl II	LVIP American Century Value Fund, Standard Class II(8)
LVIP JPM US Eq, Serv Cl	LVIP JPMorgan U.S. Equity Fund – Service Class(9),(10)
Mac VIP Asset Strategy, Serv Cl	Macquarie VIP Asset Strategy Series – Service Class (previously Delaware Ivy VIP Asset Strategy, Class II)
Mac VIP for Inc, Serv Cl	Macquarie VIP Fund for Income Series – Service Class (previously Delaware VIP® Fund for Income Series – Service Class)
Mac VIP Intl Core Eq, Serv Cl	Macquarie VIP International Core Equity Series – Service Class(11),(12) (previously Delaware Ivy VIP International Core Equity – Class II)
MFS Gbl Real Est, Serv Cl	MFS® Global Real Estate Portfolio – Service Class
MFS Intl Gro, Serv Cl	MFS® International Growth Portfolio – Service Class
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Research Intl, Serv Cl	MFS® Research International Portfolio – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
NB AMT Sus Eq, Cl S	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Intl Val, Cl IB	Putnam VT International Value Fund – Class IB Shares
Put VT Lg Cap Val, Cl IB	Putnam VT Large Cap Value Fund – Class IB Shares
Put VT Sus Fut, Cl IB	Putnam VT Sustainable Future Fund – Class IB Shares
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave VST Third Ave Value	Third Avenue VST Third Avenue Value Portfolio

116	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Division	Fund
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Core Bond, Cl 2	Variable Portfolio – Partners Core Bond Fund (Class 2)
VP Ptnrs Core Eq, Cl 2	Variable Portfolio – Partners Core Equity Fund (Class 2)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Intl Core Eq, Cl 2	Variable Portfolio – Partners International Core Equity Fund (Class 2)
VP Ptnrs Intl Gro, Cl 2	Variable Portfolio – Partners International Growth Fund (Class 2)
VP Ptnrs Intl Val, Cl 2	Variable Portfolio – Partners International Value Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
Wanger Acorn	Wanger Acorn (renamed to Columbia Variable Portfolio – Acorn Fund effective sometime during the second quarter of 2025)
Wanger Intl	Wanger International (renamed to Columbia Variable Portfolio – Acorn International Fund effective sometime during the second quarter of 2025)
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares is scheduled to liquidate sometime during the second quarter of 2025.
(2)	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Service Shares is scheduled to liquidate sometime during the second quarter of 2025.
(3)	American Century VP International, Class II reorganized into LVIP American Century International Fund, Service Class on April 26, 2024.
(4)	American Century VP International, Class I reorganized into LVIP American Century International Fund, Standard Class II on April 26, 2024.
(5)	American Century VP Mid Cap Value, Class II reorganized into LVIP American Century Mid Cap Value Fund, Service Class on April 26, 2024.
(6)	American Century VP Ultra®, Class II reorganized into LVIP American Century Ultra® Fund, Service Class on April 26, 2024.
(7)	American Century VP Value, Class II reorganized into LVIP American Century Value Fund, Service Class on April 26, 2024.
(8)	American Century VP Value, Class I reorganized into LVIP American Century Value Fund, Standard Class II on April 26, 2024.
(9)	JPMorgan Insurance Trust U.S. Equity Portfolio – Class 2 Shares merged into LVIP JPMorgan U.S. Equity Fund – Service Class on April 28, 2023.
(10)	For the period April 28, 2023 (commencement of operations) to December 31, 2023.
(11)	For the period April 26, 2024 (commencement of operations) to December 31, 2024.
(12)

Delaware VIP® International Series – Service Class merged into Delaware Ivy VIP International Core Equity – Class II on April 26, 2024. Subsequent to the merger, the fund was renamed to Macquerie VIP International Core Equity Series – Service Class.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the trade date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	117

The Account categorizes its fair value measurements according to a three-level hierarchy. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are not therefore categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2024.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Segment Reporting

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Improvements to Reportable Segment Disclosures, updating reportable segment disclosure requirements in accordance with Topic 280, Segment Reporting (“Topic 280”), primarily through enhanced disclosures about significant segment expenses. The amendments also expand Topic 280 disclosures to public entities with one reportable segment. The amendments are effective for annual periods beginning after December 15, 2023, and interim periods beginning after December 15, 2024. The standard was adopted on January 1, 2024. The adoption of the standard did not have an impact on the statement of assets and liabilities, the statement of operations or the statement of changes in net assets, as the standard is disclosure-related only.

The Chairman and President of RiverSource Life Insurance Company acts as the Account’s chief operating decision maker (“CODM”) in assessing performance and making decisions about resource allocation. The CODM has determined that the Account has a single operating segment because the CODM monitors net income, investment performance and overall operating results of the Account as a whole in making decisions about resource allocation. The financial information provided to and reviewed by the CODM is consistent with that presented within the Account’s financial statements.

3. VARIABLE ACCOUNT EXPENSES

RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee
RAVA	0.75% to 0.95% (depending on the contract selected)

118	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Product	Mortality and expense risk fee
RAVA Select	1.00% to 1.20% (depending on the contract selected)
RAVA Advantage Band 3	0.55%
RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)
RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)
RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)
RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)
RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.50% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.75% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.90% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.40% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed prior to April 30, 2012)	1.20% to 1.65% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.80% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.70% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.85% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2019)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Choice	0.95% to 1.55% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after June 22, 2020)	0.95% to 1.30% (depending on the contract selected)
RAVA Apex	0.65% to 1.50% (depending on the contract selected)
RAVA Vista	0.90% to 1.55% (depending on the contract selected)
FPA	1.25%
Retirement GAC I	0.60%
Retirement GAC II	0.95%
RAVA Band 3	0.55%
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)

4. CONTRACT CHARGES

RiverSource Life deducts a contract administrative charge of $50 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	119

5. SURRENDER CHARGES

RiverSource Life may assess a surrender charge to help it recover certain expenses related to the sale of the annuity. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

7. INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2024 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$849,572
AB VPS Intl Val, Cl B	3,034,032
AB VPS Lg Cap Gro, Cl B	28,850,648
AB VPS Relative Val, Cl B	7,745,805
AB VPS Sus Gbl Thematic, Cl B	924,916
Allspg VT Index Asset Alloc, Cl 2	1,618,541
Allspg VT Opp, Cl 2	4,485,339
Allspg VT Sm Cap Gro, Cl 2	4,571,897
ALPS Alerian Engy Infr, Class III	7,789,055
BlackRock Adv SMID Cap VI, Cl III	1,029,390
BlackRock Global Alloc, Cl III	12,373,332
BNY Mellon Sus US Eq, Serv	620,958
Calvert VP SRI Bal, Cl F	1,050,305
Calvert VP SRI Bal, Cl I	2,089,161
CB Var Sm Cap Gro, Cl I	1,324,960
Col VP Bal, Cl 2	45,229,794
Col VP Bal, Cl 3	38,036,299
Col VP Commodity Strategy, Cl 2	2,174,576
Col VP Contrarian Core, Cl 2	24,330,203
Col VP Disciplined Core, Cl 2	6,950,389
Col VP Disciplined Core, Cl 3	2,193,485
Col VP Divd Opp, Cl 2	13,006,584
Col VP Divd Opp, Cl 3	2,248,047
Col VP Emerg Mkts Bond, Cl 2	1,917,357
Col VP Emer Mkts, Cl 2	3,739,452
Col VP Emer Mkts, Cl 3	2,307,638
Col VP Global Strategic Inc, Cl 2	2,714,338
Col VP Global Strategic Inc, Cl 3	2,865,201
Col VP Govt Money Mkt, Cl 2	56,267,983
Col VP Govt Money Mkt, Cl 3	63,734,380
Col VP Hi Yield Bond, Cl 2	10,886,985
Col VP Hi Yield Bond, Cl 3	8,883,978
Col VP Inc Opp, Cl 2	5,692,756
Col VP Inc Opp, Cl 3	6,583,063
Col VP Inter Bond, Cl 2	24,831,263
Col VP Inter Bond, Cl 3	21,397,067
Col VP Lg Cap Gro, Cl 2	19,756,955
Col VP Lg Cap Gro, Cl 3	5,404,455

Division	Purchases
Col VP Lg Cap Index, Cl 2	$59,976,495
Col VP Lg Cap Index, Cl 3	22,558,382
Col VP Limited Duration Cr, Cl 2	26,724,088
Col VP Long Govt/Cr Bond, Cl 2	7,477,574
Col VP Overseas Core, Cl 2	6,651,180
Col VP Overseas Core, Cl 3	4,183,477
Col VP Select Lg Cap Eq, Cl 2	1,399,747
Col VP Select Lg Cap Val, Cl 2	8,395,081
Col VP Select Lg Cap Val, Cl 3	1,946,043
Col VP Select Mid Cap Gro, Cl 2	6,521,748
Col VP Select Mid Cap Gro, Cl 3	1,615,965
Col VP Select Mid Cap Val, Cl 2	4,451,544
Col VP Select Mid Cap Val, Cl 3	740,502
Col VP Select Sm Cap Val, Cl 2	3,021,894
Col VP Select Sm Cap Val, Cl 3	680,012
Col VP Sel Gbl Tech, Cl 2	12,274,563
Col VP Sm Cap Val, Cl 2	1,021,922
Col VP Strategic Inc, Cl 2	14,727,454
Col VP US Govt Mtge, Cl 2	3,093,505
Col VP US Govt Mtge, Cl 3	2,981,698
CS Commodity Return, Cl 1	1,015,560
CTIVP AC Div Bond, Cl 2	6,980,407
CTIVP BR Gl Infl Prot Sec, Cl 2	2,240,779
CTIVP BR Gl Infl Prot Sec, Cl 3	3,399,910
CTIVP CenterSquare Real Est, Cl 2	2,591,201
CTIVP MFS Val, Cl 2	13,043,234
CTIVP Prin Blue Chip Gro, Cl 1	1,571,974
CTIVP Prin Blue Chip Gro, Cl 2	7,948,096
CTIVP T Rowe Price LgCap Val, Cl 2	4,117,018
CTIVP TCW Core Plus Bond, Cl 2	7,728,397
CTIVP Vty Sycamore Estb Val, Cl 2	8,222,153
CTIVP Vty Sycamore Estb Val, Cl 3	1,793,614
CTIVP Westfield Mid Cap Gro, Cl 2	3,730,692
CTIVP Westfield Sel Lg Cp Gr, Cl 2	1,519,268
CVT EAFE Intl Index, Cl F	2,171,529
CVT Nasdaq 100 Index, Cl F	14,418,284
CVT Russ 2000 Sm Cap Ind, Cl F	6,182,260
DWS Alt Asset Alloc VIP, Cl B	2,740,679

120	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Division	Purchases
EV VT Floating-Rate Inc, Init Cl	$10,286,825
Fid VIP Contrafund, Serv Cl 2	104,374,010
Fid VIP Emer Mkts, Serv Cl 2	1,080,045
Fid VIP Energy, Serv Cl 2	912,297
Fid VIP Gro & Inc, Serv Cl	4,330,161
Fid VIP Gro & Inc, Serv Cl 2	14,236,491
Fid VIP Gro Opp, Serv Cl 2	13,871,183
Fid VIP Intl Cap Appr, Serv Cl 2	4,961,497
Fid VIP Invest Gr, Serv Cl 2	9,165,345
Fid VIP Mid Cap, Serv Cl	8,940,361
Fid VIP Mid Cap, Serv Cl 2	60,227,415
Fid VIP Overseas, Serv Cl	1,463,251
Fid VIP Overseas, Serv Cl 2	7,324,578
Fid VIP Strategic Inc, Serv Cl 2	42,762,036
Frank Global Real Est, Cl 2	2,494,452
Frank Inc, Cl 2	10,115,263
Frank Inc, Cl 4	7,559,340
Frank Mutual Gbl Dis, Cl 4	168,024
Frank Mutual Shares, Cl 2	3,538,416
Frank Sm Cap Val, Cl 2	6,616,018
Frank Sm Cap Val, Cl 4	1,968,341
GS VIT Mid Cap Val, Inst	7,469,548
GS VIT Multi-Strategy Alt, Advisor	1,017,984
GS VIT Multi-Strategy Alt, Serv	608,842
GS VIT Sm Cap Eq Insights, Inst	678,135
GS VIT Sm Cap Eq Insights, Serv	1,848,013
GS VIT U.S. Eq Insights, Inst	14,958,012
Invesco VI Am Fran, Ser I	122,994
Invesco VI Am Fran, Ser II	665,556
Invesco VI Bal Risk Alloc, Ser II	3,566,083
Invesco VI Comstock, Ser II	12,885,146
Invesco VI Core Eq, Ser I	6,591,624
Invesco VI Core Plus Bond, Ser II	4,278,206
Invesco VI Dis Mid Cap Gro, Ser I	471,408
Invesco VI Dis Mid Cap Gro, Ser II	625,325
Invesco VI Div Divd, Ser I	1,347,578
Invesco VI Div Divd, Ser II	781,750
Invesco VI EQV Intl Eq, Ser II	1,649,420
Invesco VI Global, Ser II	13,360,865
Invesco VI Gbl Strat Inc, Ser II	6,476,039
Invesco VI Hlth, Ser II	1,220,454
Invesco VI Main St, Ser II	511,764
Invesco VI Mn St Sm Cap, Ser II	15,286,234
Invesco VI Tech, Ser I	3,024,966
Invesco VI Tech, Ser II	3,937,838
Janus Henderson VIT Bal, Serv	24,470,186
Janus Henderson VIT Enter, Serv	983,651
Janus Henderson VIT Flex Bd, Serv	17,278,084
Janus Henderson VIT Forty, Serv	3,143,529
Janus Hend VIT Gbl Tech Innov, Srv	4,480,597
Janus Henderson VIT Overseas, Serv	4,793,592
Janus Henderson VIT Res, Serv	5,988,645
Lazard Ret Emer Mkts Eq, Serv	606,473
Lazard Ret Global Dyn MA, Serv	384,207
Lord Abt Bond Debenture, Cl VC	4,019,146
Lord Abt Short Dur Inc, Cl VC	5,634,313
LVIP AC Intl, Serv Cl	871,260
LVIP AC Intl, Std Cl II	193,345
LVIP AC Mid Cap Val, Serv Cl	5,080,564

Division	Purchases
LVIP AC Ultra, Serv Cl	$6,083,764
LVIP AC Val, Serv Cl	19,046,872
LVIP AC Val, Std Cl II	2,597,283
LVIP JPM US Eq, Serv Cl	804,292
Mac VIP Asset Strategy, Serv Cl	1,534,944
Mac VIP for Inc, Serv Cl	797,405
Mac VIP Intl Core Eq, Serv Cl	1,398,920
MFS Gbl Real Est, Serv Cl	1,024,020
MFS Intl Gro, Serv Cl	3,179,903
MFS Mass Inv Gro Stock, Serv Cl	7,559,128
MFS New Dis, Serv Cl	357,051
MFS Research Intl, Serv Cl	1,516,349
MFS Utilities, Serv Cl	11,658,606
MS VIF Dis, Cl II	3,103,124
NB AMT Sus Eq, Cl S	1,990,079
PIMCO VIT All Asset, Advisor Cl	5,169,684
PIMCO VIT Glb Man As Alloc, Adv Cl	646,413
PIMCO VIT Tot Return, Advisor Cl	17,321,102
Put VT Global Hlth Care, Cl IB	4,650,150
Put VT Intl Eq, Cl IB	1,043,598
Put VT Intl Val, Cl IB	1,832,228
Put VT Lg Cap Val, Cl IB	9,915,691
Put VT Sus Fut, Cl IB	733,929
Put VT Sus Leaders, Cl IA	860,401
Put VT Sus Leaders, Cl IB	1,913,391
Royce Micro-Cap, Invest Cl	786,870
Temp Global Bond, Cl 2	1,244,385
Third Ave VST Third Ave Value	1,190,277
VanEck VIP Global Gold, Cl S	5,427,069
VP Aggr, Cl 2	47,523,111
VP Aggr, Cl 4	4,341,621
VP Conserv, Cl 2	41,268,211
VP Conserv, Cl 4	9,922,838
VP Man Risk, Cl 2	4,165,632
VP Man Risk US, Cl 2	12,530,560
VP Man Vol Conserv, Cl 2	69,119,154
VP Man Vol Conserv Gro, Cl 2	52,508,468
VP Man Vol Gro, Cl 2	28,806,640
VP Man Vol Mod Gro, Cl 2	33,374,168
VP Mod, Cl 2	59,951,538
VP Mod, Cl 4	5,696,452
VP Mod Aggr, Cl 2	61,871,467
VP Mod Aggr, Cl 4	5,611,120
VP Mod Conserv, Cl 2	41,689,665
VP Mod Conserv, Cl 4	8,627,026
VP Ptnrs Core Bond, Cl 2	5,767,054
VP Ptnrs Core Eq, Cl 2	1,262,838
VP Ptnrs Core Eq, Cl 3	267,166
VP Ptnrs Intl Core Eq, Cl 2	4,464,484
VP Ptnrs Intl Gro, Cl 2	3,277,390
VP Ptnrs Intl Val, Cl 2	3,193,477
VP Ptnrs Sm Cap Gro, Cl 2	3,590,999
VP Ptnrs Sm Cap Val, Cl 2	1,422,286
VP Ptnrs Sm Cap Val, Cl 3	488,209
VP US Flex Conserv Gro, Cl 2	35,565,735
VP US Flex Gro, Cl 2	90,098,104
VP US Flex Mod Gro, Cl 2	48,125,885
Wanger Acorn	3,125,544
Wanger Intl	4,706,896
WA Var Global Hi Yd Bond, Cl II	3,816,272

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	121

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2024	6,929	$1.53	to	$1.30	$9,958	1.08%	0.55%	to	1.90%	9.82%	to	8.34%
2023	7,078	$1.39	to	$1.20	$9,303	0.61%	0.55%	to	1.90%	12.85%	to	11.35%
2022	7,606	$1.23	to	$1.08	$8,891	2.55%	0.55%	to	1.90%	(19.12%)	to	(20.21%)
2021	8,157	$1.52	to	$1.35	$11,850	1.61%	0.55%	to	1.90%	8.68%	to	7.22%
2020	7,782	$1.40	to	$1.26	$10,461	1.52%	0.55%	to	1.90%	4.29%	to	2.89%
AB VPS Intl Val, Cl B
2024	34,655	$2.26	to	$0.94	$60,906	2.26%	0.55%	to	1.45%	4.23%	to	3.29%
2023	39,261	$2.17	to	$0.91	$66,348	0.68%	0.55%	to	1.45%	14.20%	to	13.18%
2022	43,733	$1.90	to	$0.80	$64,852	4.13%	0.55%	to	1.45%	(14.27%)	to	(15.03%)
2021	46,915	$2.22	to	$0.94	$81,262	1.65%	0.55%	to	1.45%	10.25%	to	9.26%
2020	52,865	$2.01	to	$0.86	$83,459	1.53%	0.55%	to	1.45%	1.65%	to	0.74%
AB VPS Lg Cap Gro, Cl B
2024	24,856	$6.16	to	$5.24	$178,730	—	0.60%	to	1.90%	24.20%	to	22.59%
2023	25,046	$4.96	to	$4.27	$148,095	—	0.60%	to	1.90%	33.98%	to	32.26%
2022	25,048	$3.70	to	$3.23	$111,582	—	0.60%	to	1.90%	(29.11%)	to	(30.03%)
2021	24,175	$5.22	to	$4.62	$152,637	—	0.60%	to	1.90%	27.88%	to	26.23%
2020	24,181	$4.08	to	$3.66	$119,644	—	0.60%	to	1.90%	34.34%	to	32.60%
AB VPS Relative Val, Cl B
2024	17,990	$4.51	to	$1.22	$74,116	1.25%	0.55%	to	1.55%	12.14%	to	11.02%
2023	19,455	$4.02	to	$1.10	$71,874	1.28%	0.55%	to	1.55%	11.11%	to	10.01%
2022	21,769	$3.62	to	$1.00	$72,788	1.10%	0.55%	to	1.55%	(4.94%)	to	(0.06	%)(7)
2021	23,359	$3.80	to	$2.96	$82,840	0.63%	0.55%	to	1.45%	27.14%	to	26.00%
2020	26,311	$2.99	to	$2.35	$73,638	1.34%	0.55%	to	1.45%	1.91%	to	1.00%
AB VPS Sus Gbl Thematic, Cl B
2024	3,119	$3.26	to	$1.12	$9,497	—	0.55%	to	1.55%	5.38%	to	4.32%
2023	3,352	$3.09	to	$1.07	$9,733	0.03%	0.55%	to	1.55%	15.07%	to	13.93%
2022	3,065	$2.69	to	$0.94	$7,697	—	0.55%	to	1.55%	(27.57%)	to	(6.14	%)(7)
2021	3,296	$3.71	to	$3.27	$11,645	—	0.55%	to	1.45%	21.90%	to	20.81%
2020	3,590	$3.05	to	$2.71	$10,374	0.42%	0.55%	to	1.45%	38.32%	to	37.08%
Allspg VT Index Asset Alloc, Cl 2
2024	4,982	$4.27	to	$3.88	$20,332	1.30%	0.55%	to	1.20%	14.25%	to	13.49%
2023	5,574	$3.73	to	$3.42	$20,062	0.96%	0.55%	to	1.20%	16.07%	to	15.31%
2022	5,962	$3.22	to	$2.96	$18,562	0.63%	0.55%	to	1.20%	(17.48%)	to	(18.01%)
2021	6,570	$3.90	to	$3.61	$24,848	0.59%	0.55%	to	1.20%	15.36%	to	14.61%
2020	7,351	$3.38	to	$3.15	$24,171	0.82%	0.55%	to	1.20%	15.94%	to	15.20%
Allspg VT Opp, Cl 2
2024	7,151	$6.38	to	$3.22	$39,823	0.05%	0.55%	to	1.90%	14.41%	to	12.87%
2023	8,454	$5.58	to	$2.86	$41,208	—	0.55%	to	1.90%	25.81%	to	24.13%
2022	9,954	$4.43	to	$2.30	$38,727	—	0.55%	to	1.90%	(21.24%)	to	(22.30%)
2021	11,269	$5.63	to	$2.96	$55,858	0.04%	0.55%	to	1.90%	24.09%	to	22.43%
2020	12,694	$4.54	to	$2.42	$50,846	0.44%	0.55%	to	1.90%	20.34%	to	18.73%
Allspg VT Sm Cap Gro, Cl 2
2024	16,953	$4.86	to	$2.50	$74,640	—	0.55%	to	1.90%	18.05%	to	16.46%
2023	18,920	$4.12	to	$2.15	$70,724	—	0.55%	to	1.90%	3.54%	to	2.15%
2022	19,710	$3.97	to	$2.10	$71,369	—	0.55%	to	1.90%	(34.78%)	to	(35.66%)
2021	21,888	$6.09	to	$3.27	$122,035	—	0.55%	to	1.90%	7.05%	to	5.61%
2020	23,583	$5.69	to	$3.10	$123,475	—	0.55%	to	1.90%	56.92%	to	54.82%

122	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
ALPS Alerian Engy Infr, Class III
2024	31,729	$1.84	to	$1.57	$55,373	3.96%	0.55%	to	1.90%	39.82%		to	37.94%
2023	34,442	$1.32	to	$1.14	$43,193	3.05%	0.55%	to	1.90%	13.28%		to	11.77%
2022	38,045	$1.16	to	$1.02	$42,306	4.78%	0.55%	to	1.90%	16.68%		to	15.12%
2021	31,011	$1.00	to	$0.89	$29,707	2.06%	0.55%	to	1.90%	37.02%		to	35.18%
2020	31,725	$0.73	to	$0.66	$22,314	2.78%	0.55%	to	1.90%	(25.54%)		to	(26.54%)
BlackRock Adv SMID Cap VI, Cl III
2024	1,898	$1.26	to	$1.23	$2,374	1.57%	0.65%	to	1.55%	10.98%		to	9.99%
2023	1,529	$1.14	to	$1.12	$1,730	3.19%	0.65%	to	1.55%	17.86%		to	16.82%
2022	341	$0.97	to	$0.96	$329	5.43%	0.65%	to	1.55%	(4.28	%)(7)	to	(4.84	%)(7)
BlackRock Global Alloc, Cl III
2024	41,198	$1.89	to	$1.59	$73,474	0.79%	0.55%	to	1.90%	8.33%		to	6.86%
2023	44,971	$1.75	to	$1.49	$74,396	2.48%	0.55%	to	1.90%	11.88%		to	10.37%
2022	48,231	$1.56	to	$1.35	$71,677	—	0.55%	to	1.90%	(16.53%)		to	(17.64%)
2021	51,484	$1.87	to	$1.64	$92,142	0.83%	0.55%	to	1.90%	5.83%		to	4.41%
2020	49,337	$1.77	to	$1.57	$83,868	1.34%	0.55%	to	1.90%	20.05%		to	18.43%
BNY Mellon Sus US Eq, Serv
2024	2,827	$1.40	to	$1.37	$3,941	0.36%	0.65%	to	1.55%	23.77%		to	22.65%
2023	2,647	$1.13	to	$1.12	$2,990	0.14%	0.65%	to	1.55%	22.71%		to	21.61%
2022	258	$0.92	to	$0.92	$239	—	0.65%	to	1.55%	(7.93	%)(7)	to	(8.48	%)(7)
Calvert VP SRI Bal, Cl F
2024	1,931	$1.30	to	$1.26	$2,479	1.93%	0.65%	to	1.55%	18.15%		to	17.07%
2023	1,315	$1.10	to	$1.08	$1,433	2.01%	0.65%	to	1.55%	15.67%		to	14.64%
2022	344	$0.95	to	$0.94	$326	3.11%	0.65%	to	1.55%	(5.21	%)(7)	to	(5.79	%)(7)
Calvert VP SRI Bal, Cl I
2024	7,427	$3.41	to	$3.33	$24,000	1.71%	0.55%	to	1.20%	18.95%		to	18.18%
2023	7,788	$2.87	to	$2.82	$21,222	1.58%	0.55%	to	1.20%	16.19%		to	15.43%
2022	8,225	$2.47	to	$2.44	$19,357	1.18%	0.55%	to	1.20%	(15.88%)		to	(16.42%)
2021	9,172	$2.93	to	$2.92	$25,775	1.16%	0.55%	to	1.20%	14.49%		to	13.74%
2020	9,850	$2.56	to	$2.57	$24,246	1.51%	0.55%	to	1.20%	14.63%		to	13.88%
CB Var Sm Cap Gro, Cl I
2024	3,586	$3.91	to	$3.34	$13,111	—	0.55%	to	1.45%	3.92%		to	2.99%
2023	4,265	$3.77	to	$3.24	$15,058	—	0.55%	to	1.45%	7.81%		to	6.85%
2022	4,501	$3.49	to	$3.03	$14,793	—	0.55%	to	1.45%	(29.24%)		to	(29.87%)
2021	4,824	$4.94	to	$4.33	$22,500	—	0.55%	to	1.45%	11.99%		to	10.99%
2020	5,487	$4.41	to	$3.90	$22,942	—	0.55%	to	1.45%	42.48%		to	41.20%
Col VP Bal, Cl 2
2024	125,290	$1.20	to	$1.16	$148,565	—	0.60%	to	1.55%	13.62%		to	12.54%
2023	91,069	$1.06	to	$1.03	$95,274	—	0.60%	to	1.55%	20.38%		to	19.24%
2022	70,090	$0.88	to	$0.86	$61,116	—	0.60%	to	1.55%	(17.36%)		to	(18.14%)
2021	23,656	$1.06	to	$1.06	$25,051	—	0.60%	to	1.55%	6.03	%(6)	to	5.37	%(6)
Col VP Bal, Cl 3
2024	165,422	$3.93	to	$2.46	$600,830	—	0.55%	to	1.90%	13.80%		to	12.27%
2023	177,389	$3.46	to	$2.19	$568,979	—	0.55%	to	1.90%	20.57%		to	18.96%
2022	183,169	$2.87	to	$1.84	$489,962	—	0.55%	to	1.90%	(17.20%)		to	(18.31%)
2021	198,849	$3.46	to	$2.25	$643,716	—	0.55%	to	1.90%	14.11%		to	12.58%
2020	202,406	$3.03	to	$2.00	$577,612	—	0.55%	to	1.90%	16.94%		to	15.37%
Col VP Commodity Strategy, Cl 2
2024	19,868	$0.85	to	$0.72	$15,901	3.47%	0.55%	to	1.90%	6.50%		to	5.07%
2023	21,658	$0.80	to	$0.69	$16,350	20.62%	0.55%	to	1.90%	(7.64%)		to	(8.88%)
2022	29,909	$0.86	to	$0.76	$24,623	28.61%	0.55%	to	1.90%	18.05%		to	16.47%
2021	15,752	$0.73	to	$0.65	$11,016	—	0.55%	to	1.90%	31.29%		to	29.53%
2020	8,170	$0.56	to	$0.50	$4,373	20.03%	0.55%	to	1.90%	(2.09%)		to	(3.40%)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	123

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Contrarian Core, Cl 2
2024	46,249	$4.20	to	$3.59	$183,739	—	0.55%	to	1.90%	22.42%	to	20.77%
2023	45,709	$3.43	to	$2.97	$149,161	—	0.55%	to	1.90%	31.17%	to	29.41%
2022	45,630	$2.62	to	$2.29	$114,015	—	0.55%	to	1.90%	(19.30%)	to	(20.38%)
2021	46,001	$3.24	to	$2.88	$143,414	—	0.55%	to	1.90%	23.28%	to	21.63%
2020	46,707	$2.63	to	$2.37	$118,781	—	0.55%	to	1.90%	21.33%	to	19.71%
Col VP Disciplined Core, Cl 2
2024	10,915	$4.34	to	$3.70	$62,880	—	0.60%	to	1.90%	24.98%	to	23.35%
2023	11,160	$3.48	to	$3.00	$52,064	—	0.60%	to	1.90%	23.34%	to	21.75%
2022	10,728	$2.82	to	$2.47	$40,774	—	0.60%	to	1.90%	(19.42%)	to	(20.46%)
2021	10,168	$3.50	to	$3.10	$48,058	—	0.60%	to	1.90%	31.64%	to	29.94%
2020	10,030	$2.66	to	$2.39	$36,162	—	0.60%	to	1.90%	13.15%	to	11.69%
Col VP Disciplined Core, Cl 3
2024	77,504	$4.37	to	$4.41	$373,861	—	0.55%	to	1.45%	25.20%	to	24.08%
2023	87,846	$3.49	to	$3.55	$339,236	—	0.55%	to	1.45%	23.55%	to	22.45%
2022	96,320	$2.83	to	$2.90	$302,302	—	0.55%	to	1.45%	(19.27%)	to	(20.00%)
2021	105,498	$3.50	to	$3.63	$411,739	—	0.55%	to	1.45%	31.84%	to	30.66%
2020	116,774	$2.65	to	$2.77	$347,019	—	0.55%	to	1.45%	13.36%	to	12.34%
Col VP Divd Opp, Cl 2
2024	32,781	$2.90	to	$2.48	$110,046	—	0.60%	to	1.90%	14.43%	to	12.94%
2023	33,217	$2.53	to	$2.19	$98,976	—	0.60%	to	1.90%	4.22%	to	2.87%
2022	33,985	$2.43	to	$2.13	$97,769	—	0.60%	to	1.90%	(1.98%)	to	(3.24%)
2021	27,966	$2.48	to	$2.20	$82,699	—	0.60%	to	1.90%	25.14%	to	23.53%
2020	26,193	$1.98	to	$1.78	$62,077	—	0.60%	to	1.90%	0.30%	to	(1.00%)
Col VP Divd Opp, Cl 3
2024	81,547	$5.35	to	$2.80	$362,701	—	0.55%	to	1.45%	14.64%	to	13.61%
2023	93,884	$4.67	to	$2.46	$365,624	—	0.55%	to	1.45%	4.38%	to	3.45%
2022	106,455	$4.47	to	$2.38	$398,253	—	0.55%	to	1.45%	(1.78%)	to	(2.66%)
2021	112,748	$4.55	to	$2.45	$432,848	—	0.55%	to	1.45%	25.33%	to	24.20%
2020	128,498	$3.63	to	$1.97	$395,051	—	0.55%	to	1.45%	0.47%	to	(0.43%)
Col VP Emerg Mkts Bond, Cl 2
2024	8,977	$1.13	to	$0.96	$9,588	4.93%	0.55%	to	1.90%	5.55%	to	4.13%
2023	9,315	$1.07	to	$0.92	$9,458	5.25%	0.55%	to	1.90%	9.42%	to	7.95%
2022	10,088	$0.97	to	$0.85	$9,401	4.03%	0.55%	to	1.90%	(16.62%)	to	(17.73%)
2021	11,854	$1.17	to	$1.04	$13,330	3.68%	0.55%	to	1.90%	(2.99%)	to	(4.29%)
2020	12,122	$1.21	to	$1.09	$14,140	3.23%	0.55%	to	1.90%	6.58%	to	5.14%
Col VP Emer Mkts, Cl 2
2024	35,524	$1.29	to	$1.10	$46,106	1.03%	0.60%	to	1.90%	4.82%	to	3.46%
2023	38,481	$1.23	to	$1.06	$47,969	—	0.60%	to	1.90%	8.54%	to	7.15%
2022	40,466	$1.14	to	$0.99	$46,712	—	0.60%	to	1.90%	(33.47%)	to	(34.33%)
2021	37,968	$1.71	to	$1.51	$66,169	0.84%	0.60%	to	1.90%	(8.03%)	to	(9.22%)
2020	32,764	$1.86	to	$1.66	$62,343	0.43%	0.60%	to	1.90%	32.37%	to	30.66%
Col VP Emer Mkts, Cl 3
2024	24,752	$3.22	to	$1.74	$62,439	1.15%	0.55%	to	1.45%	4.92%	to	3.97%
2023	28,396	$3.07	to	$1.67	$68,435	—	0.55%	to	1.45%	8.71%	to	7.74%
2022	31,922	$2.82	to	$1.55	$71,144	—	0.55%	to	1.45%	(33.34%)	to	(33.94%)
2021	35,031	$4.23	to	$2.35	$117,350	0.99%	0.55%	to	1.45%	(7.84%)	to	(8.67%)
2020	38,326	$4.59	to	$2.57	$139,658	0.56%	0.55%	to	1.45%	32.63%	to	31.44%
Col VP Global Strategic Inc, Cl 2
2024	10,102	$0.95	to	$0.81	$9,819	3.06%	0.60%	to	1.90%	2.69%	to	1.35%
2023	9,372	$0.93	to	$0.80	$8,915	3.11%	0.60%	to	1.90%	8.82%	to	7.41%
2022	9,863	$0.85	to	$0.74	$8,660	3.18%	0.60%	to	1.90%	(14.14%)	to	(15.25%)
2021	9,729	$0.99	to	$0.88	$9,991	3.67%	0.60%	to	1.90%	0.43%	to	(0.87%)
2020	9,357	$0.99	to	$0.88	$9,602	5.12%	0.60%	to	1.90%	3.96%	to	2.62%

124	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Global Strategic Inc, Cl 3
2024	25,477	$1.86	to	$1.14	$40,324	3.34%	0.55%	to	1.45%	2.68%	to	1.75%
2023	28,567	$1.82	to	$1.12	$44,431	3.26%	0.55%	to	1.45%	9.21%	to	8.23%
2022	31,815	$1.66	to	$1.03	$45,420	3.43%	0.55%	to	1.45%	(14.08%)	to	(14.85%)
2021	35,882	$1.93	to	$1.21	$59,979	3.92%	0.55%	to	1.45%	0.59%	to	(0.32%)
2020	38,477	$1.92	to	$1.22	$64,308	5.22%	0.55%	to	1.45%	4.11%	to	3.17%
Col VP Govt Money Mkt, Cl 2
2024	153,002	$1.06	to	$0.90	$150,363	4.60%	0.60%	to	1.90%	4.10%	to	2.75%
2023	157,215	$1.02	to	$0.87	$148,910	4.38%	0.60%	to	1.90%	3.84%	to	2.50%
2022	160,765	$0.98	to	$0.85	$146,821	1.24%	0.60%	to	1.90%	0.50%	to	(0.79%)
2021	102,600	$0.98	to	$0.86	$93,666	0.01%	0.60%	to	1.90%	(0.59%)	to	(1.87%)
2020	100,549	$0.98	to	$0.88	$92,735	0.13%	0.60%	to	1.90%	(0.36%)	to	(1.66%)
Col VP Govt Money Mkt, Cl 3
2024	128,739	$1.32	to	$0.97	$149,438	4.72%	0.55%	to	1.45%	4.29%	to	3.35%
2023	112,497	$1.26	to	$0.94	$126,338	4.50%	0.55%	to	1.45%	4.02%	to	3.09%
2022	125,779	$1.21	to	$0.91	$135,605	1.22%	0.55%	to	1.45%	0.61%	to	(0.29%)
2021	101,435	$1.21	to	$0.91	$110,390	0.01%	0.55%	to	1.45%	(0.53%)	to	(1.41%)
2020	123,715	$1.21	to	$0.93	$135,583	0.18%	0.55%	to	1.45%	(0.27%)	to	(1.16%)
Col VP Hi Yield Bond, Cl 2
2024	27,143	$1.74	to	$1.47	$51,990	5.66%	0.60%	to	1.90%	6.24%	to	4.85%
2023	26,480	$1.64	to	$1.41	$48,187	5.28%	0.60%	to	1.90%	11.20%	to	9.77%
2022	27,215	$1.47	to	$1.28	$44,830	5.01%	0.60%	to	1.90%	(11.31%)	to	(12.45%)
2021	28,938	$1.66	to	$1.46	$54,019	4.95%	0.60%	to	1.90%	4.17%	to	2.82%
2020	27,679	$1.59	to	$1.42	$49,734	5.59%	0.60%	to	1.90%	5.67%	to	4.31%
Col VP Hi Yield Bond, Cl 3
2024	33,899	$3.57	to	$2.34	$107,337	5.70%	0.55%	to	1.45%	6.36%	to	5.40%
2023	38,417	$3.36	to	$2.22	$115,280	5.38%	0.55%	to	1.45%	11.47%	to	10.47%
2022	43,790	$3.01	to	$2.01	$118,266	5.08%	0.55%	to	1.45%	(11.19%)	to	(11.99%)
2021	50,238	$3.39	to	$2.28	$153,394	4.93%	0.55%	to	1.45%	4.29%	to	3.35%
2020	55,713	$3.25	to	$2.21	$163,849	5.64%	0.55%	to	1.45%	5.96%	to	5.01%
Col VP Inc Opp, Cl 2
2024	15,313	$1.68	to	$1.42	$28,100	5.36%	0.60%	to	1.90%	5.08%	to	3.71%
2023	15,262	$1.60	to	$1.37	$26,797	4.92%	0.60%	to	1.90%	10.70%	to	9.27%
2022	15,640	$1.44	to	$1.25	$24,877	5.14%	0.60%	to	1.90%	(10.75%)	to	(11.89%)
2021	15,562	$1.61	to	$1.42	$27,881	8.91%	0.60%	to	1.90%	3.52%	to	2.18%
2020	15,674	$1.56	to	$1.39	$27,225	4.58%	0.60%	to	1.90%	5.04%	to	3.68%
Col VP Inc Opp, Cl 3
2024	25,911	$2.83	to	$2.24	$67,081	5.36%	0.55%	to	1.45%	5.31%	to	4.36%
2023	29,011	$2.69	to	$2.14	$71,590	5.03%	0.55%	to	1.45%	10.90%	to	9.91%
2022	32,732	$2.43	to	$1.95	$73,104	5.16%	0.55%	to	1.45%	(10.70%)	to	(11.50%)
2021	37,714	$2.72	to	$2.20	$94,708	8.85%	0.55%	to	1.45%	3.90%	to	2.97%
2020	42,052	$2.61	to	$2.14	$101,999	4.60%	0.55%	to	1.45%	5.16%	to	4.21%
Col VP Inter Bond, Cl 2
2024	69,888	$1.18	to	$1.00	$84,550	4.55%	0.60%	to	1.90%	1.12%	to	(0.19%)
2023	60,739	$1.17	to	$1.00	$72,989	2.14%	0.60%	to	1.90%	5.46%	to	4.09%
2022	48,671	$1.11	to	$0.97	$55,788	2.91%	0.60%	to	1.90%	(17.71%)	to	(18.78%)
2021	50,375	$1.35	to	$1.19	$70,444	3.08%	0.60%	to	1.90%	(1.18%)	to	(2.45%)
2020	47,138	$1.36	to	$1.22	$66,938	2.67%	0.60%	to	1.90%	11.60%	to	10.16%
Col VP Inter Bond, Cl 3
2024	110,218	$2.12	to	$1.39	$201,848	4.63%	0.55%	to	1.45%	1.28%	to	0.37%
2023	119,388	$2.09	to	$1.38	$216,758	2.22%	0.55%	to	1.45%	5.61%	to	4.67%
2022	126,393	$1.98	to	$1.32	$218,263	3.03%	0.55%	to	1.45%	(17.62%)	to	(18.36%)
2021	145,682	$2.41	to	$1.62	$306,148	3.17%	0.55%	to	1.45%	(0.90%)	to	(1.79%)
2020	160,950	$2.43	to	$1.65	$342,523	2.75%	0.55%	to	1.45%	11.83%	to	10.83%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	125

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Lg Cap Gro, Cl 2
2024	21,980	$5.67	to	$4.81	$152,642	—	0.60%	to	1.90%	30.22%		to	28.53%
2023	21,127	$4.36	to	$3.74	$115,306	—	0.60%	to	1.90%	41.92%		to	40.09%
2022	19,630	$3.07	to	$2.67	$76,441	—	0.60%	to	1.90%	(31.94%)		to	(32.82%)
2021	19,443	$4.51	to	$3.97	$111,805	—	0.60%	to	1.90%	27.58%		to	25.94%
2020	17,772	$3.53	to	$3.15	$80,335	—	0.60%	to	1.90%	33.61%		to	31.88%
Col VP Lg Cap Gro, Cl 3
2024	34,111	$4.32	to	$5.67	$152,156	—	0.55%	to	1.45%	30.47%		to	29.29%
2023	38,438	$3.31	to	$4.38	$131,653	—	0.55%	to	1.45%	42.17%		to	40.90%
2022	42,115	$2.33	to	$3.11	$101,467	—	0.55%	to	1.45%	(31.82%)		to	(32.43%)
2021	47,378	$3.42	to	$4.60	$168,058	—	0.55%	to	1.45%	27.83%		to	26.69%
2020	55,016	$2.67	to	$3.63	$152,397	—	0.55%	to	1.45%	33.83%		to	32.63%
Col VP Lg Cap Index, Cl 2
2024	124,306	$1.43	to	$1.38	$174,897	—	0.60%	to	1.55%	23.65%		to	22.48%
2023	88,753	$1.16	to	$1.13	$101,415	—	0.60%	to	1.55%	24.90%		to	23.73%
2022	54,509	$0.93	to	$0.91	$50,101	—	0.60%	to	1.55%	(19.03%)		to	(19.79%)
2021	23,421	$1.14	to	$1.14	$26,667	—	0.60%	to	1.55%	13.93	%(6)	to	13.22	%(6)
Col VP Lg Cap Index, Cl 3
2024	119,957	$5.02	to	$3.98	$588,804	—	0.55%	to	1.90%	23.85%		to	22.18%
2023	132,545	$4.05	to	$3.26	$528,874	—	0.55%	to	1.90%	25.13%		to	23.46%
2022	141,826	$3.24	to	$2.64	$454,456	—	0.55%	to	1.90%	(18.89%)		to	(19.98%)
2021	149,903	$3.99	to	$3.30	$595,823	—	0.55%	to	1.90%	27.52%		to	25.81%
2020	152,958	$3.13	to	$2.62	$479,900	—	0.55%	to	1.90%	17.25%		to	15.68%
Col VP Limited Duration Cr, Cl 2
2024	70,718	$1.10	to	$1.01	$82,194	3.63%	0.55%	to	1.90%	4.06%		to	2.65%
2023	66,869	$1.06	to	$0.99	$74,958	3.05%	0.55%	to	1.90%	6.08%		to	4.66%
2022	70,475	$1.00	to	$0.94	$74,819	0.52%	0.55%	to	1.90%	(6.87%)		to	(8.12%)
2021	59,735	$1.07	to	$1.03	$68,215	1.39%	0.55%	to	1.90%	(1.38%)		to	(2.71%)
2020	54,109	$1.09	to	$1.06	$62,924	2.54%	0.55%	to	1.90%	4.99%		to	3.58%
Col VP Long Govt/Cr Bond, Cl 2
2024	15,316	$1.01	to	$0.87	$14,776	3.43%	0.55%	to	1.90%	(4.92%)		to	(6.21%)
2023	14,703	$1.07	to	$0.92	$15,002	3.29%	0.55%	to	1.90%	6.10%		to	4.67%
2022	10,846	$1.01	to	$0.88	$10,487	2.36%	0.55%	to	1.90%	(28.09%)		to	(29.06%)
2021	12,912	$1.40	to	$1.24	$17,456	1.65%	0.55%	to	1.90%	(4.00%)		to	(5.28%)
2020	19,114	$1.46	to	$1.31	$27,008	2.51%	0.55%	to	1.90%	16.43%		to	14.87%
Col VP Overseas Core, Cl 2
2024	19,658	$1.71	to	$1.48	$36,134	4.13%	0.60%	to	1.90%	2.62%		to	1.28%
2023	20,026	$1.66	to	$1.47	$36,445	1.66%	0.60%	to	1.90%	14.64%		to	13.16%
2022	19,479	$1.45	to	$1.29	$31,077	0.76%	0.60%	to	1.90%	(15.41%)		to	(16.50%)
2021	19,064	$1.71	to	$1.55	$36,106	1.09%	0.60%	to	1.90%	9.09%		to	7.68%
2020	14,948	$1.57	to	$1.44	$26,029	1.43%	0.60%	to	1.90%	8.19%		to	6.78%
Col VP Overseas Core, Cl 3
2024	24,605	$1.85	to	$1.62	$47,222	4.30%	0.55%	to	1.45%	2.77%		to	1.85%
2023	27,311	$1.80	to	$1.59	$51,120	1.83%	0.55%	to	1.45%	14.84%		to	13.81%
2022	30,269	$1.57	to	$1.40	$49,413	0.80%	0.55%	to	1.45%	(15.27%)		to	(16.03%)
2021	32,569	$1.85	to	$1.66	$63,000	1.18%	0.55%	to	1.45%	9.28%		to	8.30%
2020	36,058	$1.69	to	$1.54	$64,166	1.56%	0.55%	to	1.45%	8.33%		to	7.36%
Col VP Select Lg Cap Eq, Cl 2
2024	3,262	$1.44	to	$1.41	$4,653	—	0.65%	to	1.55%	23.02%		to	21.91%
2023	2,393	$1.17	to	$1.16	$2,785	—	0.65%	to	1.55%	26.94%		to	25.81%
2022	544	$0.92	to	$0.92	$501	—	0.65%	to	1.55%	(8.22	%)(7)	to	(8.76	%)(7)

126	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Lg Cap Val, Cl 2
2024	16,649	$3.42	to	$2.94	$70,423	—	0.60%	to	1.90%	11.90%		to	10.45%
2023	17,249	$3.05	to	$2.67	$66,072	—	0.60%	to	1.90%	4.48%		to	3.14%
2022	17,438	$2.92	to	$2.58	$64,723	—	0.60%	to	1.90%	(2.65%)		to	(3.90%)
2021	13,936	$3.00	to	$2.69	$53,745	—	0.60%	to	1.90%	25.23%		to	23.61%
2020	9,450	$2.40	to	$2.18	$29,243	—	0.60%	to	1.90%	6.17%		to	4.80%
Col VP Select Lg Cap Val, Cl 3
2024	9,378	$4.80	to	$3.50	$39,763	—	0.55%	to	1.45%	12.13%		to	11.12%
2023	11,454	$4.28	to	$3.15	$43,542	—	0.55%	to	1.45%	4.65%		to	3.72%
2022	13,975	$4.09	to	$3.04	$50,932	—	0.55%	to	1.45%	(2.49%)		to	(3.36%)
2021	12,549	$4.20	to	$3.15	$47,197	—	0.55%	to	1.45%	25.46%		to	24.33%
2020	10,598	$3.34	to	$2.53	$31,993	—	0.55%	to	1.45%	6.37%		to	5.41%
Col VP Select Mid Cap Gro, Cl 2
2024	10,803	$3.53	to	$3.00	$43,319	—	0.60%	to	1.90%	22.62%		to	21.03%
2023	10,620	$2.88	to	$2.48	$35,129	—	0.60%	to	1.90%	24.18%		to	22.58%
2022	10,060	$2.32	to	$2.02	$27,061	—	0.60%	to	1.90%	(31.42%)		to	(32.31%)
2021	9,970	$3.38	to	$2.99	$39,277	—	0.60%	to	1.90%	15.57%		to	14.08%
2020	9,288	$2.92	to	$2.62	$31,803	—	0.60%	to	1.90%	34.27%		to	32.54%
Col VP Select Mid Cap Gro, Cl 3
2024	16,253	$5.56	to	$3.97	$72,846	—	0.55%	to	1.45%	22.85%		to	21.74%
2023	18,490	$4.53	to	$3.26	$67,844	—	0.55%	to	1.45%	24.40%		to	23.29%
2022	19,888	$3.64	to	$2.64	$58,878	—	0.55%	to	1.45%	(31.30%)		to	(31.91%)
2021	22,032	$5.30	to	$3.88	$95,791	—	0.55%	to	1.45%	15.77%		to	14.73%
2020	24,410	$4.57	to	$3.38	$92,335	—	0.55%	to	1.45%	34.49%		to	33.29%
Col VP Select Mid Cap Val, Cl 2
2024	11,099	$3.27	to	$2.79	$43,249	—	0.60%	to	1.90%	11.59%		to	10.14%
2023	11,612	$2.93	to	$2.54	$40,998	—	0.60%	to	1.90%	9.39%		to	7.98%
2022	12,350	$2.68	to	$2.35	$40,200	—	0.60%	to	1.90%	(10.20%)		to	(11.36%)
2021	11,773	$2.99	to	$2.65	$42,971	—	0.60%	to	1.90%	31.18%		to	29.49%
2020	10,747	$2.28	to	$2.05	$29,999	—	0.60%	to	1.90%	6.61%		to	5.23%
Col VP Select Mid Cap Val, Cl 3
2024	9,549	$4.84	to	$3.27	$39,071	—	0.55%	to	1.45%	11.79%		to	10.78%
2023	10,964	$4.33	to	$2.95	$40,179	—	0.55%	to	1.45%	9.58%		to	8.60%
2022	12,744	$3.95	to	$2.72	$42,797	—	0.55%	to	1.45%	(10.06%)		to	(10.86%)
2021	13,270	$4.39	to	$3.05	$49,753	—	0.55%	to	1.45%	31.41%		to	30.23%
2020	15,060	$3.34	to	$2.34	$43,098	—	0.55%	to	1.45%	6.82%		to	5.86%
Col VP Select Sm Cap Val, Cl 2
2024	7,696	$2.88	to	$2.48	$27,184	—	0.60%	to	1.90%	12.98%		to	11.51%
2023	7,937	$2.55	to	$2.22	$25,205	—	0.60%	to	1.90%	12.17%		to	10.73%
2022	7,906	$2.27	to	$2.01	$22,558	—	0.60%	to	1.90%	(15.43%)		to	(16.53%)
2021	6,959	$2.68	to	$2.40	$23,615	—	0.60%	to	1.90%	29.84%		to	28.16%
2020	5,865	$2.07	to	$1.88	$15,402	—	0.60%	to	1.90%	8.27%		to	6.87%
Col VP Select Sm Cap Val, Cl 3
2024	6,036	$5.67	to	$2.95	$28,661	—	0.55%	to	1.45%	13.18%		to	12.16%
2023	6,967	$5.01	to	$2.63	$29,240	—	0.55%	to	1.45%	12.36%		to	11.35%
2022	7,805	$4.45	to	$2.36	$29,169	—	0.55%	to	1.45%	(15.29%)		to	(16.04%)
2021	8,094	$5.26	to	$2.82	$36,039	—	0.55%	to	1.45%	30.08%		to	28.92%
2020	8,684	$4.04	to	$2.18	$30,099	—	0.55%	to	1.45%	8.46%		to	7.48%
Col VP Sel Gbl Tech, Cl 2
2024	12,575	$1.55	to	$1.52	$19,314	—	0.65%	to	1.55%	25.76%		to	24.62%
2023	6,245	$1.23	to	$1.22	$7,657	—	0.65%	to	1.55%	43.93%		to	42.65%
2022	1,146	$0.86	to	$0.85	$980	—	0.65%	to	1.55%	(15.93	%)(7)	to	(16.44	%)(7)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	127

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Sm Cap Val, Cl 2
2024	1,931	$1.29	to	$1.26	$2,467	0.58%	0.65%	to	1.55%	7.97%		to	6.99%
2023	1,342	$1.20	to	$1.18	$1,595	0.49%	0.65%	to	1.55%	20.87%		to	19.80%
2022	409	$0.99	to	$0.98	$404	0.18%	0.65%	to	1.55%	(1.99	%)(7)	to	(2.56	%)(7)
Col VP Strategic Inc, Cl 2
2024	63,542	$1.40	to	$1.19	$82,044	4.33%	0.60%	to	1.90%	3.88%		to	2.53%
2023	62,276	$1.35	to	$1.16	$77,774	3.47%	0.60%	to	1.90%	8.56%		to	7.15%
2022	60,974	$1.25	to	$1.09	$70,436	2.71%	0.60%	to	1.90%	(12.05%)		to	(13.19%)
2021	60,277	$1.42	to	$1.25	$79,642	5.31%	0.60%	to	1.90%	1.03%		to	(0.28%)
2020	54,322	$1.40	to	$1.25	$71,367	3.34%	0.60%	to	1.90%	5.99%		to	4.62%
Col VP US Govt Mtge, Cl 2
2024	12,085	$1.06	to	$0.90	$12,123	2.85%	0.60%	to	1.90%	0.72%		to	(0.59%)
2023	14,811	$1.05	to	$0.90	$14,761	2.54%	0.60%	to	1.90%	4.80%		to	3.45%
2022	16,021	$1.01	to	$0.87	$15,283	1.79%	0.60%	to	1.90%	(14.83%)		to	(15.93%)
2021	15,497	$1.18	to	$1.04	$17,497	1.80%	0.60%	to	1.90%	(1.78%)		to	(3.05%)
2020	14,174	$1.20	to	$1.07	$16,346	2.42%	0.60%	to	1.90%	4.23%		to	2.87%
Col VP US Govt Mtge, Cl 3
2024	24,788	$1.53	to	$1.04	$32,864	3.17%	0.55%	to	1.45%	0.88%		to	(0.02%)
2023	28,406	$1.51	to	$1.04	$37,449	2.67%	0.55%	to	1.45%	4.97%		to	4.04%
2022	31,984	$1.44	to	$1.00	$40,242	1.98%	0.55%	to	1.45%	(14.73%)		to	(15.50%)
2021	37,439	$1.69	to	$1.19	$55,348	1.89%	0.55%	to	1.45%	(1.61%)		to	(2.49%)
2020	41,015	$1.72	to	$1.22	$61,786	2.50%	0.55%	to	1.45%	4.38%		to	3.44%
CS Commodity Return, Cl 1
2024	16,536	$0.68	to	$0.60	$10,638	2.97%	0.55%	to	1.45%	4.25%		to	3.31%
2023	18,490	$0.65	to	$0.58	$11,445	21.54%	0.55%	to	1.45%	(9.61%)		to	(10.42%)
2022	21,993	$0.72	to	$0.65	$15,137	15.31%	0.55%	to	1.45%	15.40%		to	14.37%
2021	21,050	$0.62	to	$0.57	$12,605	4.76%	0.55%	to	1.45%	27.20%		to	26.06%
2020	21,423	$0.49	to	$0.45	$10,128	5.96%	0.55%	to	1.45%	(2.02%)		to	(2.90%)
CTIVP AC Div Bond, Cl 2
2024	22,239	$1.13	to	$0.96	$25,373	4.01%	0.60%	to	1.90%	0.93%		to	(0.39%)
2023	18,390	$1.12	to	$0.96	$20,880	3.12%	0.60%	to	1.90%	4.70%		to	3.35%
2022	15,338	$1.07	to	$0.93	$16,738	2.93%	0.60%	to	1.90%	(16.02%)		to	(17.10%)
2021	14,286	$1.28	to	$1.12	$18,609	2.04%	0.60%	to	1.90%	(0.31%)		to	(1.59%)
2020	15,575	$1.28	to	$1.14	$20,436	1.74%	0.60%	to	1.90%	7.60%		to	6.20%
CTIVP BR Gl Infl Prot Sec, Cl 2
2024	15,275	$1.12	to	$0.95	$17,742	1.75%	0.60%	to	1.90%	(1.80%)		to	(3.07%)
2023	17,710	$1.14	to	$0.98	$21,070	8.95%	0.60%	to	1.90%	3.27%		to	1.94%
2022	20,991	$1.11	to	$0.96	$24,291	4.59%	0.60%	to	1.90%	(18.17%)		to	(19.24%)
2021	19,577	$1.35	to	$1.19	$27,836	0.57%	0.60%	to	1.90%	3.80%		to	2.46%
2020	13,758	$1.30	to	$1.16	$18,927	0.45%	0.60%	to	1.90%	8.31%		to	6.92%
CTIVP BR Gl Infl Prot Sec, Cl 3
2024	27,066	$1.56	to	$1.29	$39,226	1.86%	0.55%	to	1.45%	(1.60%)		to	(2.49%)
2023	30,734	$1.58	to	$1.32	$45,399	8.82%	0.55%	to	1.45%	3.39%		to	2.46%
2022	36,009	$1.53	to	$1.29	$51,673	4.45%	0.55%	to	1.45%	(18.04%)		to	(18.77%)
2021	39,791	$1.87	to	$1.59	$69,964	0.69%	0.55%	to	1.45%	3.91%		to	2.97%
2020	39,638	$1.80	to	$1.55	$67,369	0.56%	0.55%	to	1.45%	8.52%		to	7.54%
CTIVP CenterSquare Real Est, Cl 2
2024	9,907	$2.03	to	$1.75	$22,873	2.34%	0.60%	to	1.90%	9.20%		to	7.78%
2023	10,611	$1.86	to	$1.62	$22,631	1.78%	0.60%	to	1.90%	12.88%		to	11.43%
2022	11,996	$1.65	to	$1.45	$22,847	1.34%	0.60%	to	1.90%	(24.78%)		to	(25.76%)
2021	11,723	$2.19	to	$1.96	$29,846	1.10%	0.60%	to	1.90%	40.36%		to	38.55%
2020	12,537	$1.56	to	$1.41	$22,818	4.18%	0.60%	to	1.90%	(5.75%)		to	(6.97%)

128	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP MFS Val, Cl 2
2024	22,384	$3.18	to	$2.73	$84,490	—	0.60%	to	1.90%	10.77%	to	9.33%
2023	21,939	$2.87	to	$2.50	$75,303	—	0.60%	to	1.90%	7.13%	to	5.75%
2022	22,716	$2.68	to	$2.36	$73,528	—	0.60%	to	1.90%	(6.91%)	to	(8.11%)
2021	21,551	$2.88	to	$2.57	$75,491	—	0.60%	to	1.90%	24.36%	to	22.76%
2020	21,073	$2.32	to	$2.09	$59,610	—	0.60%	to	1.90%	2.72%	to	1.39%
CTIVP Prin Blue Chip Gro, Cl 1
2024	35,334	$3.31	to	$3.06	$113,673	—	0.55%	to	1.45%	20.75%	to	19.66%
2023	41,831	$2.74	to	$2.56	$111,833	—	0.55%	to	1.45%	38.77%	to	37.54%
2022	47,724	$1.98	to	$1.86	$92,282	—	0.55%	to	1.45%	(28.40%)	to	(29.04%)
2021	53,190	$2.76	to	$2.62	$144,175	—	0.55%	to	1.45%	17.92%	to	16.87%
2020	62,336	$2.34	to	$2.24	$143,801	—	0.55%	to	1.45%	31.21%	to	30.04%
CTIVP Prin Blue Chip Gro, Cl 2
2024	10,234	$4.93	to	$4.18	$63,767	—	0.60%	to	1.90%	20.39%	to	18.83%
2023	10,303	$4.09	to	$3.52	$53,451	—	0.60%	to	1.90%	38.38%	to	36.59%
2022	10,321	$2.96	to	$2.58	$39,157	—	0.60%	to	1.90%	(28.62%)	to	(29.54%)
2021	9,638	$4.15	to	$3.66	$51,911	—	0.60%	to	1.90%	17.57%	to	16.05%
2020	9,749	$3.53	to	$3.15	$44,895	—	0.60%	to	1.90%	30.82%	to	29.13%
CTIVP T Rowe Price LgCap Val, Cl 2
2024	13,384	$2.77	to	$2.38	$44,813	—	0.60%	to	1.90%	11.01%	to	9.56%
2023	13,904	$2.49	to	$2.17	$42,260	—	0.60%	to	1.90%	8.63%	to	7.23%
2022	14,600	$2.29	to	$2.03	$41,199	—	0.60%	to	1.90%	(5.73%)	to	(6.95%)
2021	12,161	$2.43	to	$2.18	$36,641	—	0.60%	to	1.90%	24.23%	to	22.63%
2020	10,703	$1.96	to	$1.78	$26,085	—	0.60%	to	1.90%	1.81%	to	0.50%
CTIVP TCW Core Plus Bond, Cl 2
2024	22,049	$1.07	to	$0.91	$23,280	3.85%	0.60%	to	1.90%	(0.10%)	to	(1.39%)
2023	18,366	$1.07	to	$0.92	$19,442	2.31%	0.60%	to	1.90%	4.91%	to	3.57%
2022	15,688	$1.02	to	$0.89	$15,903	0.89%	0.60%	to	1.90%	(14.82%)	to	(15.92%)
2021	15,052	$1.20	to	$1.05	$17,938	1.13%	0.60%	to	1.90%	(1.99%)	to	(3.26%)
2020	17,213	$1.22	to	$1.09	$21,080	2.20%	0.60%	to	1.90%	8.02%	to	6.63%
CTIVP Vty Sycamore Estb Val, Cl 2
2024	15,890	$3.87	to	$3.31	$70,731	—	0.60%	to	1.90%	8.97%	to	7.55%
2023	15,978	$3.55	to	$3.08	$66,318	—	0.60%	to	1.90%	9.02%	to	7.61%
2022	15,979	$3.25	to	$2.86	$61,811	—	0.60%	to	1.90%	(3.58%)	to	(4.82%)
2021	14,888	$3.37	to	$3.01	$60,951	—	0.60%	to	1.90%	30.76%	to	29.07%
2020	13,877	$2.58	to	$2.33	$43,610	—	0.60%	to	1.90%	7.16%	to	5.77%
CTIVP Vty Sycamore Estb Val, Cl 3
2024	8,117	$5.86	to	$4.23	$41,898	—	0.55%	to	1.45%	9.16%	to	8.18%
2023	9,202	$5.36	to	$3.91	$43,664	—	0.55%	to	1.45%	9.21%	to	8.23%
2022	10,010	$4.91	to	$3.61	$43,664	—	0.55%	to	1.45%	(3.42%)	to	(4.28%)
2021	10,178	$5.09	to	$3.77	$46,158	—	0.55%	to	1.45%	31.03%	to	29.85%
2020	10,052	$3.88	to	$2.90	$34,992	—	0.55%	to	1.45%	7.31%	to	6.35%
CTIVP Westfield Mid Cap Gro, Cl 2
2024	6,962	$3.55	to	$3.02	$30,938	—	0.60%	to	1.90%	16.49%	to	14.97%
2023	7,553	$3.05	to	$2.63	$29,092	—	0.60%	to	1.90%	24.43%	to	22.83%
2022	7,344	$2.45	to	$2.14	$23,011	—	0.60%	to	1.90%	(26.23%)	to	(27.18%)
2021	7,227	$3.32	to	$2.94	$30,841	—	0.60%	to	1.90%	15.72%	to	14.22%
2020	7,361	$2.87	to	$2.57	$27,283	—	0.60%	to	1.90%	26.42%	to	24.79%
CTIVP Westfield Sel Lg Cp Gr, Cl 2
2024	5,436	$3.88	to	$3.27	$26,788	—	0.60%	to	1.90%	26.39%	to	24.75%
2023	6,283	$3.07	to	$2.62	$24,647	—	0.60%	to	1.90%	29.84%	to	28.17%
2022	6,721	$2.37	to	$2.05	$20,677	—	0.60%	to	1.90%	(41.57%)	to	(42.32%)
2021	7,330	$4.05	to	$3.55	$38,806	—	0.60%	to	1.90%	(4.92%)	to	(6.15%)
2020	6,352	$4.26	to	$3.78	$35,501	—	0.60%	to	1.90%	74.44%	to	72.19%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	129

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CVT EAFE Intl Index, Cl F
2024	4,153	$1.17	to	$1.14	$4,802	3.00%	0.65%	to	1.55%	2.28%		to	1.35%
2023	2,801	$1.14	to	$1.12	$3,180	3.77%	0.65%	to	1.55%	16.77%		to	15.73%
2022	1,106	$0.98	to	$0.97	$1,081	8.22%	0.65%	to	1.55%	(2.06	%)(7)	to	(2.64	%)(7)
CVT Nasdaq 100 Index, Cl F
2024	14,744	$1.61	to	$1.57	$23,550	0.42%	0.65%	to	1.55%	24.07%		to	22.95%
2023	7,195	$1.30	to	$1.28	$9,295	0.47%	0.65%	to	1.55%	53.03%		to	51.66%
2022	2,273	$0.85	to	$0.84	$1,929	0.44%	0.65%	to	1.55%	(16.49	%)(7)	to	(16.98	%)(7)
CVT Russ 2000 Sm Cap Ind, Cl F
2024	8,641	$1.21	to	$1.18	$10,352	1.55%	0.65%	to	1.55%	10.28%		to	9.29%
2023	4,332	$1.10	to	$1.08	$4,726	1.24%	0.65%	to	1.55%	15.61%		to	14.57%
2022	1,554	$0.95	to	$0.94	$1,475	1.76%	0.65%	to	1.55%	(6.07	%)(7)	to	(6.63	%)(7)
DWS Alt Asset Alloc VIP, Cl B
2024	12,997	$1.29	to	$1.09	$15,821	3.24%	0.55%	to	1.90%	4.72%		to	3.32%
2023	13,734	$1.23	to	$1.05	$16,055	6.64%	0.55%	to	1.90%	5.09%		to	3.69%
2022	15,555	$1.17	to	$1.02	$17,388	6.64%	0.55%	to	1.90%	(8.25%)		to	(9.47%)
2021	12,269	$1.28	to	$1.12	$15,007	1.58%	0.55%	to	1.90%	11.73%		to	10.24%
2020	10,984	$1.14	to	$1.02	$12,104	2.51%	0.55%	to	1.90%	4.74%		to	3.34%
EV VT Floating-Rate Inc, Init Cl
2024	44,900	$1.84	to	$1.13	$76,705	7.79%	0.55%	to	1.55%	7.04%		to	5.97%
2023	50,310	$1.72	to	$1.06	$80,842	8.19%	0.55%	to	1.55%	10.60%		to	9.51%
2022	57,322	$1.55	to	$0.97	$83,655	4.66%	0.55%	to	1.55%	(3.27%)		to	(2.68	%)(7)
2021	52,307	$1.61	to	$1.39	$79,386	2.90%	0.55%	to	1.45%	3.06%		to	2.13%
2020	53,306	$1.56	to	$1.36	$78,848	3.33%	0.55%	to	1.45%	1.41%		to	0.53%
Fid VIP Contrafund, Serv Cl 2
2024	115,087	$5.76	to	$4.12	$616,762	0.03%	0.55%	to	1.90%	32.71%		to	30.92%
2023	123,150	$4.34	to	$3.15	$507,551	0.26%	0.55%	to	1.90%	32.39%		to	30.62%
2022	133,029	$3.28	to	$2.41	$416,576	0.26%	0.55%	to	1.90%	(26.89%)		to	(27.87%)
2021	143,617	$4.48	to	$3.34	$618,452	0.03%	0.55%	to	1.90%	26.81%		to	25.11%
2020	156,503	$3.53	to	$2.67	$534,239	0.08%	0.55%	to	1.90%	29.52%		to	27.78%
Fid VIP Emer Mkts, Serv Cl 2
2024	2,227	$1.13	to	$1.11	$2,504	1.32%	0.65%	to	1.55%	9.00%		to	8.01%
2023	1,829	$1.04	to	$1.03	$1,893	2.66%	0.65%	to	1.55%	8.77%		to	7.81%
2022	617	$0.96	to	$0.95	$590	5.28%	0.65%	to	1.55%	(4.74	%)(7)	to	(5.30	%)(7)
Fid VIP Energy, Serv Cl 2
2024	2,329	$1.20	to	$1.18	$2,775	2.19%	0.65%	to	1.55%	3.34%		to	2.41%
2023	1,982	$1.17	to	$1.15	$2,295	2.81%	0.65%	to	1.55%	0.05%		to	(0.84%)
2022	681	$1.16	to	$1.16	$792	5.09%	0.65%	to	1.55%	15.45	%(7)	to	14.76	%(7)
Fid VIP Gro & Inc, Serv Cl
2024	8,759	$5.19	to	$4.69	$42,673	1.32%	0.55%	to	0.95%	21.46%		to	20.97%
2023	10,014	$4.27	to	$3.88	$40,195	1.56%	0.55%	to	0.95%	17.93%		to	17.46%
2022	10,958	$3.62	to	$3.30	$37,405	1.56%	0.55%	to	0.95%	(5.54%)		to	(5.92%)
2021	11,782	$3.84	to	$3.51	$42,718	2.29%	0.55%	to	0.95%	25.07%		to	24.58%
2020	12,829	$3.07	to	$2.82	$37,319	2.01%	0.55%	to	0.95%	7.14%		to	6.72%
Fid VIP Gro & Inc, Serv Cl 2
2024	22,743	$5.52	to	$1.40	$109,129	1.26%	0.55%	to	1.55%	21.29%		to	20.07%
2023	23,416	$4.55	to	$1.16	$96,519	1.50%	0.55%	to	1.55%	17.72%		to	16.55%
2022	23,378	$3.87	to	$1.00	$84,649	1.46%	0.55%	to	1.55%	(5.69%)		to	(0.41	%)(7)
2021	24,392	$4.10	to	$3.74	$95,670	2.17%	0.55%	to	1.20%	24.95%		to	24.14%
2020	27,581	$3.28	to	$3.01	$86,752	1.91%	0.55%	to	1.20%	7.00%		to	6.31%
Fid VIP Gro Opp, Serv Cl 2
2024	15,519	$1.67	to	$1.63	$25,706	—	0.65%	to	1.55%	37.66%		to	36.42%
2023	7,196	$1.22	to	$1.20	$8,689	—	0.65%	to	1.55%	44.36%		to	43.08%
2022	1,783	$0.84	to	$0.84	$1,499	—	0.65%	to	1.55%	(17.23	%)(7)	to	(17.72	%)(7)

130	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Intl Cap Appr, Serv Cl 2
2024	6,502	$1.25	to	$1.22	$8,079	0.79%	0.65%	to	1.55%	7.22%		to	6.25%
2023	3,267	$1.17	to	$1.15	$3,798	0.25%	0.65%	to	1.55%	26.37%		to	25.22%
2022	689	$0.93	to	$0.92	$637	0.22%	0.65%	to	1.55%	(6.69	%)(7)	to	(7.24	%)(7)
Fid VIP Invest Gr, Serv Cl 2
2024	15,685	$1.01	to	$0.99	$15,716	4.08%	0.65%	to	1.55%	0.84%		to	(0.08%)
2023	7,882	$1.00	to	$0.99	$7,862	4.31%	0.65%	to	1.55%	5.32%		to	4.38%
2022	859	$0.95	to	$0.95	$817	7.27%	0.65%	to	1.55%	(4.16	%)(7)	to	(4.73	%)(7)
Fid VIP Mid Cap, Serv Cl
2024	5,239	$12.91	to	$11.66	$63,821	0.46%	0.55%	to	0.95%	16.71%		to	16.24%
2023	5,939	$11.06	to	$10.03	$62,092	0.50%	0.55%	to	0.95%	14.38%		to	13.92%
2022	6,630	$9.67	to	$8.81	$60,815	0.40%	0.55%	to	0.95%	(15.32%)		to	(15.66%)
2021	7,266	$11.42	to	$10.44	$78,981	0.50%	0.55%	to	0.95%	24.82%		to	24.32%
2020	8,169	$9.15	to	$8.40	$71,389	0.55%	0.55%	to	0.95%	17.39%		to	16.92%
Fid VIP Mid Cap, Serv Cl 2
2024	59,996	$8.17	to	$2.71	$357,178	0.34%	0.55%	to	1.90%	16.53%		to	14.95%
2023	65,759	$7.01	to	$2.36	$337,242	0.38%	0.55%	to	1.90%	14.17%		to	12.65%
2022	70,982	$6.14	to	$2.09	$320,729	0.27%	0.55%	to	1.90%	(15.43%)		to	(16.56%)
2021	76,803	$7.27	to	$2.51	$412,423	0.36%	0.55%	to	1.90%	24.62%		to	22.95%
2020	84,028	$5.83	to	$2.04	$364,896	0.40%	0.55%	to	1.90%	17.22%		to	15.65%
Fid VIP Overseas, Serv Cl
2024	3,938	$2.54	to	$2.29	$9,394	1.59%	0.55%	to	0.95%	4.38%		to	3.96%
2023	4,139	$2.43	to	$2.21	$9,498	0.95%	0.55%	to	0.95%	19.75%		to	19.27%
2022	4,330	$2.03	to	$1.85	$8,318	0.96%	0.55%	to	0.95%	(25.00%)		to	(25.30%)
2021	4,660	$2.71	to	$2.48	$11,967	0.44%	0.55%	to	0.95%	18.92%		to	18.44%
2020	5,118	$2.28	to	$2.09	$11,088	0.34%	0.55%	to	0.95%	14.86%		to	14.40%
Fid VIP Overseas, Serv Cl 2
2024	16,335	$3.00	to	$1.78	$41,147	1.39%	0.55%	to	1.45%	4.23%		to	3.29%
2023	16,514	$2.88	to	$1.72	$40,198	0.80%	0.55%	to	1.45%	19.56%		to	18.50%
2022	17,219	$2.41	to	$1.46	$35,279	0.80%	0.55%	to	1.45%	(25.09%)		to	(25.76%)
2021	19,522	$3.22	to	$1.96	$53,906	0.32%	0.55%	to	1.45%	18.74%		to	17.67%
2020	21,628	$2.71	to	$1.67	$50,424	0.22%	0.55%	to	1.45%	14.70%		to	13.67%
Fid VIP Strategic Inc, Serv Cl 2
2024	146,803	$1.33	to	$1.14	$185,773	3.72%	0.55%	to	1.90%	5.20%		to	3.78%
2023	134,874	$1.27	to	$1.10	$162,987	4.45%	0.55%	to	1.90%	8.58%		to	7.13%
2022	131,771	$1.17	to	$1.02	$147,370	3.39%	0.55%	to	1.90%	(12.00%)		to	(13.18%)
2021	138,730	$1.33	to	$1.18	$177,205	2.56%	0.55%	to	1.90%	2.97%		to	1.58%
2020	127,920	$1.29	to	$1.16	$159,418	3.05%	0.55%	to	1.90%	6.57%		to	5.14%
Frank Global Real Est, Cl 2
2024	17,445	$3.46	to	$1.08	$41,247	1.83%	0.55%	to	1.45%	(0.87%)		to	(1.76%)
2023	19,107	$3.49	to	$1.10	$46,209	2.88%	0.55%	to	1.45%	10.82%		to	9.83%
2022	22,064	$3.15	to	$1.00	$48,213	2.42%	0.55%	to	1.45%	(26.47%)		to	(27.12%)
2021	23,528	$4.28	to	$1.37	$70,706	0.89%	0.55%	to	1.45%	26.09%		to	24.97%
2020	26,984	$3.40	to	$1.10	$64,477	3.29%	0.55%	to	1.45%	(5.91%)		to	(6.75%)
Frank Inc, Cl 2
2024	35,827	$1.77	to	$1.51	$59,763	5.13%	0.55%	to	1.90%	6.61%		to	5.18%
2023	38,683	$1.66	to	$1.43	$60,747	5.16%	0.55%	to	1.90%	8.03%		to	6.58%
2022	41,040	$1.53	to	$1.34	$59,978	4.85%	0.55%	to	1.90%	(5.99%)		to	(7.25%)
2021	38,475	$1.63	to	$1.45	$60,037	4.60%	0.55%	to	1.90%	16.12%		to	14.56%
2020	38,728	$1.40	to	$1.27	$52,301	5.97%	0.55%	to	1.90%	0.14%		to	(1.21%)
Frank Inc, Cl 4
2024	10,989	$1.11	to	$1.09	$12,123	5.20%	0.65%	to	1.55%	6.38%		to	5.42%
2023	5,805	$1.05	to	$1.03	$6,034	4.84%	0.65%	to	1.55%	7.85%		to	6.88%
2022	2,561	$0.97	to	$0.96	$2,476	7.34%	0.65%	to	1.55%	(3.02	%)(7)	to	(3.59	%)(7)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	131

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Frank Mutual Gbl Dis, Cl 4
2024	503	$1.23	to	$1.20	$614	1.66%	0.65%	to	1.55%	3.90%		to	2.97%
2023	421	$1.18	to	$1.17	$496	2.88%	0.65%	to	1.55%	19.36%		to	18.29%
2022	134	$0.99	to	$0.99	$134	1.49%	0.65%	to	1.55%	(0.78	%)(7)	to	(1.37	%)(7)
Frank Mutual Shares, Cl 2
2024	20,758	$3.46	to	$2.01	$60,103	1.93%	0.55%	to	1.90%	10.66%		to	9.17%
2023	23,728	$3.12	to	$1.84	$62,315	1.87%	0.55%	to	1.90%	12.84%		to	11.33%
2022	26,191	$2.77	to	$1.66	$61,099	1.83%	0.55%	to	1.90%	(7.94%)		to	(9.17%)
2021	28,365	$3.01	to	$1.82	$72,024	2.85%	0.55%	to	1.90%	18.51%		to	16.93%
2020	32,570	$2.54	to	$1.56	$69,793	2.71%	0.55%	to	1.90%	(5.56%)		to	(6.83%)
Frank Sm Cap Val, Cl 2
2024	19,525	$8.36	to	$2.55	$110,503	0.93%	0.55%	to	1.90%	11.09%		to	9.59%
2023	22,656	$7.52	to	$2.33	$114,080	0.52%	0.55%	to	1.90%	12.13%		to	10.63%
2022	25,398	$6.71	to	$2.10	$113,286	1.00%	0.55%	to	1.90%	(10.56%)		to	(11.75%)
2021	26,794	$7.50	to	$2.38	$134,339	1.02%	0.55%	to	1.90%	24.68%		to	23.00%
2020	28,578	$6.02	to	$1.94	$115,452	1.50%	0.55%	to	1.90%	4.61%		to	3.22%
Frank Sm Cap Val, Cl 4
2024	4,048	$1.23	to	$1.20	$4,926	0.77%	0.65%	to	1.55%	10.88%		to	9.88%
2023	2,839	$1.11	to	$1.09	$3,129	0.42%	0.65%	to	1.55%	11.95%		to	10.93%
2022	1,205	$0.99	to	$0.98	$1,192	0.83%	0.65%	to	1.55%	(1.65	%)(7)	to	(2.23	%)(7)
GS VIT Mid Cap Val, Inst
2024	12,052	$9.59	to	$6.06	$103,251	0.98%	0.55%	to	1.20%	11.78%		to	11.05%
2023	13,864	$8.58	to	$5.45	$106,603	1.00%	0.55%	to	1.20%	10.81%		to	10.09%
2022	15,316	$7.74	to	$4.95	$106,671	0.68%	0.55%	to	1.20%	(10.48%)		to	(11.06%)
2021	16,894	$8.65	to	$5.57	$131,913	0.46%	0.55%	to	1.20%	30.23%		to	29.39%
2020	19,376	$6.64	to	$4.31	$116,602	0.62%	0.55%	to	1.20%	7.81%		to	7.11%
GS VIT Multi-Strategy Alt, Advisor
2024	9,160	$1.07	to	$0.93	$9,288	2.51%	0.55%	to	1.90%	2.54%		to	1.16%
2023	9,708	$1.04	to	$0.92	$9,647	6.44%	0.55%	to	1.90%	6.94%		to	5.51%
2022	10,136	$0.97	to	$0.87	$9,493	3.47%	0.55%	to	1.90%	(7.36%)		to	(8.59%)
2021	7,940	$1.05	to	$0.95	$8,057	1.38%	0.55%	to	1.90%	4.08%		to	2.68%
2020	7,250	$1.01	to	$0.93	$7,104	1.83%	0.55%	to	1.90%	5.99%		to	4.57%
GS VIT Multi-Strategy Alt, Serv
2024	1,559	$1.06	to	$1.03	$1,633	3.18%	0.65%	to	1.55%	2.61%		to	1.70%
2023	1,052	$1.03	to	$1.01	$1,078	9.18%	0.65%	to	1.55%	7.07%		to	6.12%
2022	401	$0.96	to	$0.96	$387	12.27%	0.65%	to	1.55%	(3.71	%)(7)	to	(4.27	%)(7)
GS VIT Sm Cap Eq Insights, Inst
2024	844	$6.45	to	$5.83	$5,093	0.97%	0.55%	to	0.95%	18.40%		to	17.92%
2023	901	$5.45	to	$4.94	$4,602	1.00%	0.55%	to	0.95%	18.62%		to	18.15%
2022	975	$4.59	to	$4.18	$4,209	0.31%	0.55%	to	0.95%	(19.82%)		to	(20.14%)
2021	1,088	$5.73	to	$5.24	$5,878	0.45%	0.55%	to	0.95%	23.11%		to	22.62%
2020	1,238	$4.65	to	$4.27	$5,451	0.22%	0.55%	to	0.95%	7.99%		to	7.56%
GS VIT Sm Cap Eq Insights, Serv
2024	2,063	$1.33	to	$1.30	$2,706	1.14%	0.65%	to	1.55%	18.04%		to	16.98%
2023	902	$1.12	to	$1.11	$1,008	1.29%	0.65%	to	1.55%	18.18%		to	17.13%
2022	330	$0.95	to	$0.95	$314	0.25%	0.65%	to	1.55%	(5.77	%)(7)	to	(6.32	%)(7)
GS VIT U.S. Eq Insights, Inst
2024	19,943	$5.40	to	$4.38	$101,544	0.62%	0.55%	to	1.45%	27.62%		to	26.47%
2023	23,461	$4.23	to	$3.46	$93,870	0.68%	0.55%	to	1.45%	23.13%		to	22.03%
2022	26,352	$3.44	to	$2.84	$85,875	0.79%	0.55%	to	1.45%	(20.18%)		to	(20.89%)
2021	29,415	$4.30	to	$3.59	$120,460	0.78%	0.55%	to	1.45%	28.70%		to	27.54%
2020	34,242	$3.34	to	$2.81	$109,201	0.84%	0.55%	to	1.45%	16.90%		to	15.86%

132	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Am Fran, Ser I
2024	3,022	$5.20	to	$4.94	$15,204	—	0.55%	to	0.95%	34.14%		to	33.61%
2023	3,517	$3.87	to	$3.70	$13,220	—	0.55%	to	0.95%	40.16%		to	39.60%
2022	3,864	$2.76	to	$2.65	$10,393	—	0.55%	to	0.95%	(31.49%)		to	(31.76%)
2021	4,117	$4.03	to	$3.88	$16,208	—	0.55%	to	0.95%	11.31%		to	10.87%
2020	4,758	$3.62	to	$3.50	$16,877	0.07%	0.55%	to	0.95%	41.57%		to	41.01%
Invesco VI Am Fran, Ser II
2024	9,428	$5.03	to	$4.49	$45,554	—	0.55%	to	1.45%	33.82%		to	32.61%
2023	11,541	$3.76	to	$3.39	$41,827	—	0.55%	to	1.45%	39.83%		to	38.58%
2022	13,038	$2.69	to	$2.44	$33,926	—	0.55%	to	1.45%	(31.67%)		to	(32.28%)
2021	14,122	$3.94	to	$3.61	$53,938	—	0.55%	to	1.45%	11.04%		to	10.04%
2020	16,180	$3.55	to	$3.28	$55,833	—	0.55%	to	1.45%	41.22%		to	39.95%
Invesco VI Bal Risk Alloc, Ser II
2024	19,882	$1.39	to	$1.19	$26,351	5.69%	0.55%	to	1.90%	2.99%		to	1.60%
2023	22,516	$1.35	to	$1.17	$29,098	—	0.55%	to	1.90%	5.82%		to	4.40%
2022	26,236	$1.28	to	$1.12	$32,129	7.41%	0.55%	to	1.90%	(14.98%)		to	(16.12%)
2021	25,890	$1.50	to	$1.34	$37,476	3.03%	0.55%	to	1.90%	8.66%		to	7.21%
2020	25,880	$1.38	to	$1.25	$34,796	7.46%	0.55%	to	1.90%	9.39%		to	7.92%
Invesco VI Comstock, Ser II
2024	22,813	$4.84	to	$1.26	$97,684	1.49%	0.55%	to	1.55%	14.23%		to	13.09%
2023	25,314	$4.23	to	$1.12	$95,816	1.55%	0.55%	to	1.55%	11.48%		to	10.37%
2022	27,918	$3.80	to	$1.01	$95,536	1.35%	0.55%	to	1.55%	0.29%		to	0.68	%(7)
2021	29,782	$3.79	to	$2.71	$102,722	1.57%	0.55%	to	1.45%	32.31%		to	31.13%
2020	36,170	$2.86	to	$2.07	$94,658	2.13%	0.55%	to	1.45%	(1.63%)		to	(2.51%)
Invesco VI Core Eq, Ser I
2024	11,324	$6.56	to	$6.56	$75,004	0.69%	1.25%	to	1.25%	24.04%		to	24.04%
2023	12,684	$5.29	to	$5.29	$67,844	0.73%	1.25%	to	1.25%	21.84%		to	21.84%
2022	13,894	$4.34	to	$4.34	$61,007	0.91%	1.25%	to	1.25%	(21.53%)		to	(21.53%)
2021	15,101	$5.53	to	$5.53	$84,521	0.66%	1.25%	to	1.25%	26.15%		to	26.15%
2020	16,461	$4.38	to	$4.38	$73,056	1.34%	1.25%	to	1.25%	12.44%		to	12.44%
Invesco VI Core Plus Bond, Ser II
2024	7,052	$1.01	to	$0.99	$7,083	4.33%	0.65%	to	1.55%	2.05%		to	1.14%
2023	3,782	$0.99	to	$0.98	$3,735	3.83%	0.65%	to	1.55%	5.16%		to	4.23%
2022	387	$0.95	to	$0.94	$366	1.32%	0.65%	to	1.55%	(4.93	%)(7)	to	(5.50	%)(7)
Invesco VI Dis Mid Cap Gro, Ser I
2024	10,489	$1.71	to	$1.66	$17,744	—	0.55%	to	1.20%	23.55%		to	22.74%
2023	11,608	$1.38	to	$1.35	$15,945	—	0.55%	to	1.20%	12.53%		to	11.81%
2022	12,594	$1.23	to	$1.21	$15,421	—	0.55%	to	1.20%	(31.36%)		to	(31.80%)
2021	14,159	$1.79	to	$1.77	$25,333	—	0.55%	to	1.20%	18.45%		to	17.68%
2020	15,946	$1.51	to	$1.50	$24,155	0.05%	0.55%	to	1.20%	51.03	%(5)	to	50.36	%(5)
Invesco VI Dis Mid Cap Gro, Ser II
2024	6,804	$1.69	to	$1.62	$11,272	—	0.55%	to	1.45%	23.24%		to	22.13%
2023	7,520	$1.37	to	$1.32	$10,148	—	0.55%	to	1.45%	12.23%		to	11.23%
2022	8,247	$1.22	to	$1.19	$9,954	—	0.55%	to	1.45%	(31.51%)		to	(32.12%)
2021	9,306	$1.78	to	$1.75	$16,458	—	0.55%	to	1.45%	18.14%		to	17.08%
2020	10,622	$1.51	to	$1.50	$15,963	—	0.55%	to	1.45%	50.65	%(5)	to	49.72	%(5)
Invesco VI Div Divd, Ser I
2024	5,577	$3.20	to	$2.92	$17,184	1.84%	0.55%	to	1.20%	12.59%		to	11.86%
2023	6,442	$2.84	to	$2.61	$17,683	1.96%	0.55%	to	1.20%	8.45%		to	7.75%
2022	7,439	$2.62	to	$2.43	$18,878	1.89%	0.55%	to	1.20%	(2.22%)		to	(2.85%)
2021	7,765	$2.68	to	$2.50	$20,232	2.10%	0.55%	to	1.20%	18.24%		to	17.48%
2020	8,941	$2.26	to	$2.13	$19,755	2.93%	0.55%	to	1.20%	(0.41%)		to	(1.05%)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	133

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Div Divd, Ser II
2024	3,107	$2.96	to	$2.73	$9,066	1.62%	0.85%	to	1.45%	12.00%		to	11.33%
2023	3,624	$2.65	to	$2.45	$9,457	1.70%	0.85%	to	1.45%	7.85%		to	7.21%
2022	4,379	$2.45	to	$2.29	$10,598	1.68%	0.85%	to	1.45%	(2.75%)		to	(3.33%)
2021	4,426	$2.52	to	$2.37	$11,041	1.92%	0.85%	to	1.45%	17.59%		to	16.89%
2020	5,209	$2.15	to	$2.03	$11,057	2.70%	0.85%	to	1.45%	(0.98%)		to	(1.57%)
Invesco VI EQV Intl Eq, Ser II
2024	14,981	$2.47	to	$1.87	$33,563	1.49%	0.55%	to	1.45%	(0.21%)		to	(1.11%)
2023	17,008	$2.48	to	$1.89	$38,321	—	0.55%	to	1.45%	17.22%		to	16.18%
2022	19,003	$2.12	to	$1.63	$36,630	1.41%	0.55%	to	1.45%	(18.95%)		to	(19.68%)
2021	20,910	$2.61	to	$2.02	$49,860	1.03%	0.55%	to	1.45%	5.03%		to	4.09%
2020	23,326	$2.49	to	$1.94	$53,197	2.08%	0.55%	to	1.45%	13.11%		to	12.10%
Invesco VI Global, Ser II
2024	30,209	$5.07	to	$2.77	$127,717	—	0.55%	to	1.90%	15.15%		to	13.60%
2023	33,561	$4.40	to	$2.44	$123,102	—	0.55%	to	1.90%	33.71%		to	31.92%
2022	37,552	$3.29	to	$1.85	$103,293	—	0.55%	to	1.90%	(32.31%)		to	(33.22%)
2021	41,188	$4.87	to	$2.77	$168,530	—	0.55%	to	1.90%	14.54%		to	13.00%
2020	44,144	$4.25	to	$2.45	$158,216	0.44%	0.55%	to	1.90%	26.64%		to	24.94%
Invesco VI Gbl Strat Inc, Ser II
2024	70,761	$1.77	to	$0.91	$113,889	2.66%	0.55%	to	1.90%	2.22%		to	0.85%
2023	78,192	$1.73	to	$0.90	$123,483	—	0.55%	to	1.90%	8.01%		to	6.56%
2022	85,984	$1.60	to	$0.85	$126,018	—	0.55%	to	1.90%	(12.20%)		to	(13.37%)
2021	98,263	$1.83	to	$0.98	$164,758	4.16%	0.55%	to	1.90%	(4.09%)		to	(5.38%)
2020	109,621	$1.91	to	$1.03	$192,491	5.23%	0.55%	to	1.90%	2.43%		to	1.06%
Invesco VI Hlth, Ser II
2024	8,537	$3.41	to	$3.05	$28,023	—	0.55%	to	1.45%	3.30%		to	2.37%
2023	10,054	$3.30	to	$2.98	$32,073	—	0.55%	to	1.45%	2.20%		to	1.29%
2022	11,724	$3.23	to	$2.95	$36,734	—	0.55%	to	1.45%	(14.01%)		to	(14.78%)
2021	12,805	$3.75	to	$3.46	$46,666	0.00%	0.55%	to	1.45%	11.43%		to	10.43%
2020	14,173	$3.37	to	$3.13	$46,553	0.10%	0.55%	to	1.45%	13.57%		to	12.56%
Invesco VI Main St, Ser II
2024	1,199	$2.16	to	$2.06	$2,580	—	0.85%	to	1.45%	22.34%		to	21.61%
2023	1,307	$1.76	to	$1.69	$2,299	0.48%	0.85%	to	1.45%	21.79%		to	21.07%
2022	1,597	$1.45	to	$1.40	$2,295	1.10%	0.85%	to	1.45%	(20.98%)		to	(21.46%)
2021	1,925	$1.83	to	$1.78	$3,503	0.51%	0.85%	to	1.45%	26.15%		to	25.40%
2020	2,060	$1.45	to	$1.42	$2,976	1.13%	0.85%	to	1.45%	12.73%		to	12.06%
Invesco VI Mn St Sm Cap, Ser II
2024	22,985	$5.58	to	$2.96	$107,467	—	0.55%	to	1.90%	11.79%		to	10.28%
2023	23,472	$5.00	to	$2.68	$98,221	0.96%	0.55%	to	1.90%	17.18%		to	15.61%
2022	23,898	$4.26	to	$2.32	$85,386	0.25%	0.55%	to	1.90%	(16.50%)		to	(17.62%)
2021	26,168	$5.11	to	$2.82	$112,646	0.18%	0.55%	to	1.90%	21.59%		to	19.96%
2020	27,781	$4.20	to	$2.35	$98,850	0.37%	0.55%	to	1.90%	18.98%		to	17.38%
Invesco VI Tech, Ser I
2024	6,567	$4.70	to	$4.75	$29,890	—	0.55%	to	1.20%	33.53%		to	32.66%
2023	7,330	$3.52	to	$3.58	$24,846	—	0.55%	to	1.20%	46.14%		to	45.20%
2022	8,033	$2.41	to	$2.46	$18,662	—	0.55%	to	1.20%	(40.28%)		to	(40.67%)
2021	8,637	$4.03	to	$4.15	$33,694	—	0.55%	to	1.20%	13.78%		to	13.05%
2020	10,030	$3.55	to	$3.67	$34,515	—	0.55%	to	1.20%	45.31%		to	44.37%
Invesco VI Tech, Ser II
2024	5,149	$1.56	to	$1.52	$7,935	—	0.65%	to	1.55%	32.99%		to	31.78%
2023	2,929	$1.17	to	$1.15	$3,408	—	0.65%	to	1.55%	45.77%		to	44.47%
2022	610	$0.80	to	$0.80	$490	—	0.65%	to	1.55%	(20.88	%)(7)	to	(21.36	%)(7)

134	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Henderson VIT Bal, Serv
2024	93,103	$1.73	to	$1.58	$156,291	1.78%	0.55%	to	1.90%	14.51%		to	12.97%
2023	89,611	$1.51	to	$1.40	$132,210	1.82%	0.55%	to	1.90%	14.51%		to	12.97%
2022	88,215	$1.32	to	$1.24	$113,816	0.98%	0.55%	to	1.90%	(17.07%)		to	(18.18%)
2021	87,752	$1.59	to	$1.52	$137,239	0.69%	0.55%	to	1.90%	16.27%		to	14.70%
2020	74,253	$1.37	to	$1.32	$100,413	1.60%	0.55%	to	1.90%	13.40%		to	11.88%
Janus Henderson VIT Enter, Serv
2024	4,236	$3.67	to	$3.32	$14,590	0.62%	0.55%	to	0.95%	14.69%		to	14.23%
2023	4,828	$3.20	to	$2.91	$14,534	0.09%	0.55%	to	0.95%	17.13%		to	16.67%
2022	5,343	$2.73	to	$2.49	$13,772	0.08%	0.55%	to	0.95%	(16.61%)		to	(16.94%)
2021	5,926	$3.27	to	$3.00	$18,370	0.24%	0.55%	to	0.95%	15.90%		to	15.44%
2020	6,521	$2.82	to	$2.60	$17,484	—	0.55%	to	0.95%	18.53%		to	18.06%
Janus Henderson VIT Flex Bd, Serv
2024	60,128	$1.11	to	$0.95	$63,357	4.30%	0.55%	to	1.90%	1.07%		to	(0.29%)
2023	54,461	$1.10	to	$0.95	$57,033	3.72%	0.55%	to	1.90%	4.72%		to	3.33%
2022	49,715	$1.05	to	$0.92	$49,951	1.97%	0.55%	to	1.90%	(14.37%)		to	(15.51%)
2021	54,882	$1.23	to	$1.09	$64,705	1.63%	0.55%	to	1.90%	(1.66%)		to	(2.97%)
2020	55,739	$1.25	to	$1.12	$67,139	2.47%	0.55%	to	1.90%	9.65%		to	8.18%
Janus Henderson VIT Forty, Serv
2024	3,637	$1.53	to	$1.49	$5,506	0.01%	0.65%	to	1.55%	27.30%		to	26.15%
2023	2,031	$1.20	to	$1.18	$2,427	0.20%	0.65%	to	1.55%	38.75%		to	37.51%
2022	550	$0.87	to	$0.86	$477	0.21%	0.65%	to	1.55%	(14.36	%)(7)	to	(14.87	%)(7)
Janus Hend VIT Gbl Tech Innov, Srv
2024	9,868	$4.83	to	$1.68	$43,523	—	0.55%	to	1.55%	31.03%		to	29.72%
2023	9,595	$3.69	to	$1.29	$33,980	—	0.55%	to	1.55%	53.43%		to	51.91%
2022	9,650	$2.40	to	$0.85	$22,290	—	0.55%	to	1.55%	(37.47%)		to	(16.26	%)(7)
2021	11,042	$3.84	to	$8.59	$41,320	0.11%	0.55%	to	1.20%	17.10%		to	16.34%
2020	12,474	$3.28	to	$7.38	$39,831	—	0.55%	to	1.20%	49.90%		to	48.93%
Janus Henderson VIT Overseas, Serv
2024	11,882	$2.17	to	$1.13	$22,946	1.34%	0.55%	to	1.55%	4.99%		to	3.94%
2023	10,521	$2.07	to	$1.09	$20,209	1.43%	0.55%	to	1.55%	9.98%		to	8.89%
2022	10,668	$1.88	to	$1.00	$19,075	1.70%	0.55%	to	1.55%	(9.34%)		to	(0.29	%)(7)
2021	10,886	$2.08	to	$3.21	$21,627	1.02%	0.55%	to	1.20%	12.67%		to	11.94%
2020	11,852	$1.84	to	$2.86	$20,942	1.20%	0.55%	to	1.20%	15.39%		to	14.64%
Janus Henderson VIT Res, Serv
2024	13,692	$5.60	to	$4.44	$71,065	—	0.55%	to	1.90%	34.21%		to	32.41%
2023	15,163	$4.17	to	$3.35	$58,985	0.06%	0.55%	to	1.90%	42.03%		to	40.13%
2022	15,712	$2.94	to	$2.39	$43,311	—	0.55%	to	1.90%	(30.45%)		to	(31.38%)
2021	16,792	$4.23	to	$3.48	$66,914	0.02%	0.55%	to	1.90%	19.39%		to	17.79%
2020	18,250	$3.54	to	$2.96	$61,214	0.22%	0.55%	to	1.90%	31.85%		to	30.08%
Lazard Ret Emer Mkts Eq, Serv
2024	789	$1.21	to	$1.18	$946	3.79%	0.65%	to	1.55%	6.73%		to	5.77%
2023	332	$1.13	to	$1.11	$374	7.35%	0.65%	to	1.55%	21.48%		to	20.40%
2022	43	$0.93	to	$0.93	$42	3.94%	0.65%	to	1.55%	(6.40	%)(7)	to	(6.96	%)(7)
Lazard Ret Global Dyn MA, Serv
2024	5,920	$1.67	to	$1.42	$9,309	—	0.55%	to	1.90%	8.00%		to	6.54%
2023	6,834	$1.54	to	$1.33	$10,001	—	0.55%	to	1.90%	10.21%		to	8.73%
2022	8,731	$1.40	to	$1.23	$11,622	0.08%	0.55%	to	1.90%	(17.83%)		to	(18.93%)
2021	10,498	$1.70	to	$1.51	$17,083	2.74%	0.55%	to	1.90%	11.32%		to	9.83%
2020	11,732	$1.53	to	$1.38	$17,230	0.61%	0.55%	to	1.90%	0.26%		to	(1.09%)
Lord Abt Bond Debenture, Cl VC
2024	6,208	$1.07	to	$1.04	$6,556	7.23%	0.65%	to	1.55%	6.03%		to	5.07%
2023	3,237	$1.01	to	$0.99	$3,236	8.46%	0.65%	to	1.55%	5.87%		to	4.91%
2022	935	$0.95	to	$0.95	$887	20.62%	0.65%	to	1.55%	(4.49	%)(7)	to	(5.05	%)(7)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	135

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Lord Abt Short Dur Inc, Cl VC
2024	12,218	$1.07	to	$1.04	$12,919	5.37%	0.65%	to	1.55%	4.45%		to	3.51%
2023	8,565	$1.02	to	$1.01	$8,707	6.76%	0.65%	to	1.55%	4.37%		to	3.45%
2022	2,326	$0.98	to	$0.97	$2,273	11.65%	0.65%	to	1.55%	(1.84	%)(7)	to	(2.43	%)(7)
LVIP AC Intl, Serv Cl
2024	6,797	$2.52	to	$1.04	$15,613	1.36%	0.55%	to	1.55%	1.89%		to	0.88%
2023	7,365	$2.47	to	$1.03	$16,816	1.25%	0.55%	to	1.55%	11.81%		to	10.71%
2022	7,608	$2.21	to	$0.93	$16,058	1.35%	0.55%	to	1.55%	(25.27%)		to	(6.43	%)(7)
2021	8,507	$2.96	to	$3.01	$24,400	0.02%	0.55%	to	1.20%	8.01%		to	7.31%
2020	9,218	$2.74	to	$2.81	$24,485	0.38%	0.55%	to	1.20%	24.97%		to	24.15%
LVIP AC Intl, Std Cl II
2024	2,521	$2.35	to	$2.12	$5,543	1.61%	0.55%	to	0.95%	2.03%		to	1.63%
2023	2,880	$2.30	to	$2.09	$6,221	1.41%	0.55%	to	0.95%	11.96%		to	11.51%
2022	3,217	$2.05	to	$1.87	$6,233	1.50%	0.55%	to	0.95%	(25.17%)		to	(25.47%)
2021	3,597	$2.75	to	$2.51	$9,341	0.16%	0.55%	to	0.95%	8.15%		to	7.72%
2020	3,871	$2.54	to	$2.33	$9,327	0.49%	0.55%	to	0.95%	25.19%		to	24.69%
LVIP AC Mid Cap Val, Serv Cl
2024	10,175	$3.56	to	$1.11	$36,954	2.33%	0.55%	to	1.55%	7.93%		to	6.86%
2023	11,493	$3.30	to	$1.04	$38,655	2.17%	0.55%	to	1.55%	5.45%		to	4.40%
2022	12,448	$3.13	to	$0.99	$40,249	2.11%	0.55%	to	1.55%	(1.92%)		to	(0.64	%)(7)
2021	12,841	$3.19	to	$3.46	$42,771	1.00%	0.55%	to	1.45%	22.34%		to	21.25%
2020	14,793	$2.61	to	$2.85	$40,391	1.63%	0.55%	to	1.45%	0.56%		to	(0.35%)
LVIP AC Ultra, Serv Cl
2024	7,087	$7.73	to	$6.85	$51,965	—	0.55%	to	1.45%	27.91%		to	26.76%
2023	8,647	$6.05	to	$5.40	$49,845	—	0.55%	to	1.45%	42.49%		to	41.21%
2022	8,897	$4.24	to	$3.83	$36,106	—	0.55%	to	1.45%	(32.83%)		to	(33.43%)
2021	9,890	$6.32	to	$5.75	$60,002	—	0.55%	to	1.45%	22.32%		to	21.23%
2020	11,057	$5.16	to	$4.74	$54,981	—	0.55%	to	1.45%	48.73%		to	47.40%
LVIP AC Val, Serv Cl
2024	40,099	$5.06	to	$2.65	$167,819	2.70%	0.55%	to	1.90%	8.69%		to	7.23%
2023	46,305	$4.65	to	$2.47	$177,917	2.23%	0.55%	to	1.90%	8.42%		to	6.98%
2022	51,027	$4.29	to	$2.31	$180,526	1.96%	0.55%	to	1.90%	(0.24%)		to	(1.57%)
2021	49,692	$4.30	to	$2.35	$178,573	1.59%	0.55%	to	1.90%	23.60%		to	21.95%
2020	53,117	$3.48	to	$1.92	$155,093	2.14%	0.55%	to	1.90%	0.28%		to	(1.06%)
LVIP AC Val, Std Cl II
2024	4,394	$6.13	to	$5.54	$25,432	2.81%	0.55%	to	0.95%	8.88%		to	8.44%
2023	5,194	$5.63	to	$5.11	$27,678	2.38%	0.55%	to	0.95%	8.50%		to	8.07%
2022	5,778	$5.19	to	$4.73	$28,456	2.09%	0.55%	to	0.95%	(0.01%)		to	(0.41%)
2021	6,246	$5.19	to	$4.75	$30,851	1.73%	0.55%	to	0.95%	23.83%		to	23.33%
2020	6,916	$4.19	to	$3.85	$27,765	2.28%	0.55%	to	0.95%	0.42%		to	0.02%
LVIP JPM US Eq, Serv Cl
2024	3,347	$1.44	to	$1.41	$4,772	0.37%	0.65%	to	1.55%	22.88%		to	21.77%
2023	3,279	$1.17	to	$1.15	$3,819	1.03%	0.65%	to	1.55%	16.04	%(8)	to	15.34	%(8)
Mac VIP Asset Strategy, Serv Cl
2024	7,222	$1.80	to	$1.53	$12,398	1.85%	0.55%	to	1.90%	11.82%		to	10.32%
2023	8,132	$1.61	to	$1.39	$12,557	2.06%	0.55%	to	1.90%	13.31%		to	11.80%
2022	9,145	$1.42	to	$1.24	$12,502	1.52%	0.55%	to	1.90%	(15.21%)		to	(16.34%)
2021	10,019	$1.67	to	$1.49	$16,237	1.59%	0.55%	to	1.90%	9.84%		to	8.37%
2020	10,756	$1.52	to	$1.37	$15,965	2.00%	0.55%	to	1.90%	13.25%		to	11.73%
Mac VIP for Inc, Serv Cl
2024	1,483	$1.13	to	$1.11	$1,664	6.93%	0.65%	to	1.55%	5.61%		to	4.66%
2023	912	$1.07	to	$1.06	$974	5.86%	0.65%	to	1.55%	12.12%		to	11.12%
2022	413	$0.96	to	$0.95	$396	—	0.65%	to	1.55%	(3.70	%)(7)	to	(4.27	%)(7)
Mac VIP Intl Core Eq, Serv Cl
2024	1,295	$0.99	to	$0.98	$1,280	1.67%	0.65%	to	1.55%	(0.96	%)(9)	to	(1.57	%)(9)

136	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MFS Gbl Real Est, Serv Cl
2024	1,873	$0.87	to	$0.85	$1,613	1.71%	0.65%	to	1.55%	(3.56%)		to	(4.43%)
2023	1,148	$0.90	to	$0.89	$1,029	0.55%	0.65%	to	1.55%	10.49%		to	9.50%
2022	483	$0.82	to	$0.81	$394	1.65%	0.65%	to	1.55%	(16.74	%)(7)	to	(17.24	%)(7)
MFS Intl Gro, Serv Cl
2024	4,684	$1.20	to	$1.17	$5,571	0.88%	0.65%	to	1.55%	8.05%		to	7.09%
2023	2,680	$1.11	to	$1.10	$2,962	1.17%	0.65%	to	1.55%	13.66%		to	12.66%
2022	611	$0.98	to	$0.97	$597	0.40%	0.65%	to	1.55%	(1.98	%)(7)	to	(2.56	%)(7)
MFS Mass Inv Gro Stock, Serv Cl
2024	22,853	$3.15	to	$2.88	$69,636	0.13%	0.55%	to	1.45%	15.34%		to	14.30%
2023	26,423	$2.73	to	$2.52	$70,051	0.05%	0.55%	to	1.45%	23.03%		to	21.93%
2022	29,550	$2.22	to	$2.07	$63,985	—	0.55%	to	1.45%	(19.89%)		to	(20.61%)
2021	31,273	$2.77	to	$2.61	$84,817	0.03%	0.55%	to	1.45%	24.97%		to	23.85%
2020	35,260	$2.22	to	$2.10	$76,753	0.22%	0.55%	to	1.45%	21.53%		to	20.44%
MFS New Dis, Serv Cl
2024	6,949	$4.15	to	$4.24	$27,284	—	0.55%	to	1.20%	5.85%		to	5.16%
2023	8,074	$3.92	to	$4.03	$30,053	—	0.55%	to	1.20%	13.63%		to	12.89%
2022	8,688	$3.45	to	$3.57	$28,558	—	0.55%	to	1.20%	(30.38%)		to	(30.83%)
2021	9,511	$4.96	to	$5.16	$45,049	—	0.55%	to	1.20%	1.02%		to	0.36%
2020	10,533	$4.91	to	$5.15	$49,536	—	0.55%	to	1.20%	44.78%		to	43.85%
MFS Research Intl, Serv Cl
2024	2,556	$1.11	to	$1.08	$2,798	1.49%	0.65%	to	1.55%	2.12%		to	1.20%
2023	1,693	$1.08	to	$1.07	$1,821	1.00%	0.65%	to	1.55%	12.09%		to	11.10%
2022	439	$0.97	to	$0.96	$423	2.42%	0.65%	to	1.55%	(3.09	%)(7)	to	(3.66	%)(7)
MFS Utilities, Serv Cl
2024	26,564	$5.70	to	$2.06	$123,093	2.07%	0.55%	to	1.90%	10.73%		to	9.24%
2023	30,875	$5.15	to	$1.89	$128,927	3.30%	0.55%	to	1.90%	(2.86%)		to	(4.17%)
2022	35,725	$5.30	to	$1.97	$153,188	2.24%	0.55%	to	1.90%	(0.07%)		to	(1.41%)
2021	35,894	$5.31	to	$2.00	$154,358	1.52%	0.55%	to	1.90%	13.20%		to	11.68%
2020	40,895	$4.69	to	$1.79	$155,077	2.21%	0.55%	to	1.90%	5.04%		to	3.63%
MS VIF Dis, Cl II
2024	15,275	$5.34	to	$3.20	$77,103	—	0.55%	to	1.90%	40.95%		to	39.05%
2023	18,521	$3.79	to	$2.30	$66,636	—	0.55%	to	1.90%	43.34%		to	41.43%
2022	19,128	$2.64	to	$1.63	$48,221	—	0.55%	to	1.90%	(63.17%)		to	(63.67%)
2021	18,790	$7.18	to	$4.48	$129,812	—	0.55%	to	1.90%	(11.68%)		to	(12.87%)
2020	19,577	$8.13	to	$5.14	$154,281	—	0.55%	to	1.90%	150.66%		to	147.31%
NB AMT Sus Eq, Cl S
2024	4,104	$4.06	to	$3.48	$19,494	—	0.60%	to	1.90%	24.77%		to	23.15%
2023	4,558	$3.25	to	$2.83	$17,390	0.08%	0.60%	to	1.90%	25.81%		to	24.19%
2022	4,439	$2.59	to	$2.28	$13,471	0.12%	0.60%	to	1.90%	(19.14%)		to	(20.18%)
2021	4,556	$3.20	to	$2.85	$17,173	0.18%	0.60%	to	1.90%	22.43%		to	20.85%
2020	4,405	$2.61	to	$2.36	$13,612	0.38%	0.60%	to	1.90%	18.56%		to	17.03%
PIMCO VIT All Asset, Advisor Cl
2024	22,865	$2.11	to	$1.30	$44,867	6.26%	0.55%	to	1.90%	3.00%		to	1.62%
2023	26,172	$2.04	to	$1.28	$50,062	2.82%	0.55%	to	1.90%	7.43%		to	5.98%
2022	28,886	$1.90	to	$1.21	$51,711	7.56%	0.55%	to	1.90%	(12.35%)		to	(13.53%)
2021	28,910	$2.17	to	$1.40	$59,799	10.91%	0.55%	to	1.90%	15.41%		to	13.86%
2020	32,326	$1.88	to	$1.23	$58,128	4.85%	0.55%	to	1.90%	7.32%		to	5.88%
PIMCO VIT Glb Man As Alloc, Adv Cl
2024	3,611	$1.63	to	$1.37	$5,518	3.40%	0.55%	to	1.90%	10.14%		to	8.66%
2023	3,886	$1.48	to	$1.26	$5,409	2.10%	0.55%	to	1.90%	12.25%		to	10.73%
2022	4,495	$1.32	to	$1.14	$5,605	1.90%	0.55%	to	1.90%	(18.84%)		to	(19.93%)
2021	4,798	$1.63	to	$1.43	$7,409	2.38%	0.55%	to	1.90%	11.99%		to	10.47%
2020	4,148	$1.45	to	$1.29	$5,747	7.83%	0.55%	to	1.90%	16.08%		to	14.51%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	137

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
PIMCO VIT Tot Return, Advisor Cl
2024	67,842	$1.09	to	$0.93	$70,000	3.92%	0.55%	to	1.90%	1.87%		to	0.50%
2023	59,225	$1.07	to	$0.93	$60,236	3.48%	0.55%	to	1.90%	5.25%		to	3.84%
2022	54,369	$1.02	to	$0.89	$52,773	2.52%	0.55%	to	1.90%	(14.85%)		to	(15.99%)
2021	56,072	$1.19	to	$1.06	$64,182	1.72%	0.55%	to	1.90%	(1.91%)		to	(3.22%)
2020	54,942	$1.22	to	$1.10	$64,444	1.99%	0.55%	to	1.90%	7.94%		to	6.50%
Put VT Global Hlth Care, Cl IB
2024	6,586	$4.95	to	$1.09	$23,746	0.46%	0.55%	to	1.55%	0.87%		to	(0.16%)
2023	6,060	$4.91	to	$1.09	$24,465	0.30%	0.55%	to	1.55%	8.54%		to	7.47%
2022	5,652	$4.52	to	$1.01	$23,143	0.41%	0.55%	to	1.55%	(5.19%)		to	2.06	%(7)
2021	5,821	$4.77	to	$4.35	$26,302	1.11%	0.55%	to	1.20%	18.75%		to	17.98%
2020	6,500	$4.01	to	$3.69	$24,820	0.48%	0.55%	to	1.20%	15.64%		to	14.89%
Put VT Intl Eq, Cl IB
2024	4,328	$2.39	to	$2.26	$9,747	2.13%	0.55%	to	1.20%	2.40%		to	1.74%
2023	4,622	$2.33	to	$2.22	$10,188	0.04%	0.55%	to	1.20%	17.86%		to	17.10%
2022	4,961	$1.98	to	$1.89	$9,303	1.58%	0.55%	to	1.20%	(15.23%)		to	(15.78%)
2021	5,340	$2.33	to	$2.25	$11,852	1.17%	0.55%	to	1.20%	8.22%		to	7.52%
2020	5,740	$2.16	to	$2.09	$11,820	1.62%	0.55%	to	1.20%	11.48%		to	10.76%
Put VT Intl Val, Cl IB
2024	3,282	$1.25	to	$1.22	$4,074	2.16%	0.65%	to	1.55%	4.52%		to	3.59%
2023	2,141	$1.20	to	$1.18	$2,552	0.83%	0.65%	to	1.55%	17.91%		to	16.87%
2022	270	$1.02	to	$1.01	$275	—	0.65%	to	1.55%	1.80	%(7)	to	1.19	%(7)
Put VT Lg Cap Val, Cl IB
2024	12,873	$1.37	to	$1.34	$17,488	0.89%	0.65%	to	1.55%	18.37%		to	17.29%
2023	6,203	$1.16	to	$1.14	$7,147	1.44%	0.65%	to	1.55%	14.92%		to	13.90%
2022	1,744	$1.01	to	$1.00	$1,756	—	0.65%	to	1.55%	0.54	%(7)	to	(0.06	%)(7)
Put VT Sus Fut, Cl IB
2024	2,003	$1.28	to	$1.25	$2,545	—	0.65%	to	1.55%	14.14%		to	13.11%
2023	1,495	$1.12	to	$1.10	$1,671	—	0.65%	to	1.55%	27.69%		to	26.55%
2022	29	$0.88	to	$0.87	$27	—	0.65%	to	1.55%	(12.79	%)(7)	to	(13.31	%)(7)
Put VT Sus Leaders, Cl IA
2024	10,942	$7.74	to	$7.74	$85,174	0.38%	1.25%	to	1.25%	21.79%		to	21.79%
2023	12,137	$6.35	to	$6.35	$77,572	0.75%	1.25%	to	1.25%	24.85%		to	24.85%
2022	13,260	$5.09	to	$5.09	$67,887	0.84%	1.25%	to	1.25%	(23.68%)		to	(23.68%)
2021	14,649	$6.67	to	$6.67	$98,211	0.34%	1.25%	to	1.25%	22.30%		to	22.30%
2020	15,847	$5.45	to	$5.45	$86,886	0.63%	1.25%	to	1.25%	27.46%		to	27.46%
Put VT Sus Leaders, Cl IB
2024	8,345	$6.38	to	$1.39	$38,596	0.20%	0.55%	to	1.55%	22.34%		to	21.12%
2023	8,858	$5.22	to	$1.15	$35,481	0.51%	0.55%	to	1.55%	25.42%		to	24.17%
2022	7,392	$4.16	to	$0.93	$29,066	0.55%	0.55%	to	1.55%	(23.33%)		to	(7.80	%)(7)
2021	7,904	$5.43	to	$5.04	$41,649	0.14%	0.55%	to	1.20%	22.86%		to	22.06%
2020	8,424	$4.42	to	$4.13	$36,224	0.42%	0.55%	to	1.20%	28.19%		to	27.36%
Royce Micro-Cap, Invest Cl
2024	1,358	$8.35	to	$7.54	$10,610	—	0.55%	to	0.95%	13.04%		to	12.59%
2023	1,549	$7.38	to	$6.70	$10,731	—	0.55%	to	0.95%	18.13%		to	17.66%
2022	1,702	$6.25	to	$5.69	$10,011	—	0.55%	to	0.95%	(22.86%)		to	(23.17%)
2021	1,881	$8.10	to	$7.41	$14,415	—	0.55%	to	0.95%	29.27%		to	28.75%
2020	2,174	$6.27	to	$5.76	$12,923	—	0.55%	to	0.95%	23.12%		to	22.62%
Temp Global Bond, Cl 2
2024	18,021	$0.77	to	$0.65	$13,063	—	0.55%	to	1.90%	(11.86%)		to	(13.05%)
2023	21,204	$0.87	to	$0.75	$17,502	—	0.55%	to	1.90%	2.32%		to	0.95%
2022	25,466	$0.85	to	$0.75	$20,671	—	0.55%	to	1.90%	(5.47%)		to	(6.74%)
2021	28,021	$0.90	to	$0.80	$24,169	—	0.55%	to	1.90%	(5.51%)		to	(6.78%)
2020	29,605	$0.95	to	$0.86	$27,164	8.50%	0.55%	to	1.90%	(5.80%)		to	(7.07%)

138	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Third Ave VST Third Ave Value
2024	1,724	$5.74	to	$5.18	$9,341	2.47%	0.55%	to	0.95%	(2.81%)	to	(3.20%)
2023	1,993	$5.90	to	$5.35	$11,135	2.34%	0.55%	to	0.95%	20.15%	to	19.67%
2022	2,166	$4.91	to	$4.47	$10,107	1.49%	0.55%	to	0.95%	15.47%	to	15.01%
2021	2,361	$4.25	to	$3.89	$9,570	0.69%	0.55%	to	0.95%	21.39%	to	20.91%
2020	2,673	$3.50	to	$3.22	$8,951	2.67%	0.55%	to	0.95%	(2.93%)	to	(3.32%)
VanEck VIP Global Gold, Cl S
2024	26,810	$1.30	to	$1.11	$32,803	2.98%	0.55%	to	1.90%	13.78%	to	12.25%
2023	27,682	$1.14	to	$0.99	$29,906	—	0.55%	to	1.90%	9.80%	to	8.34%
2022	28,070	$1.04	to	$0.91	$27,791	—	0.55%	to	1.90%	(13.83%)	to	(14.99%)
2021	26,221	$1.21	to	$1.07	$30,258	11.86%	0.55%	to	1.90%	(14.48%)	to	(15.63%)
2020	24,609	$1.41	to	$1.27	$33,396	2.86%	0.55%	to	1.90%	37.87%	to	36.02%
VP Aggr, Cl 2
2024	291,232	$2.94	to	$2.08	$791,147	—	0.55%	to	1.90%	12.57%	to	11.06%
2023	323,688	$2.61	to	$1.87	$789,147	—	0.55%	to	1.90%	16.58%	to	15.02%
2022	353,190	$2.24	to	$1.63	$745,332	—	0.55%	to	1.90%	(18.63%)	to	(19.72%)
2021	379,327	$2.75	to	$2.03	$993,245	—	0.55%	to	1.90%	15.12%	to	13.58%
2020	447,140	$2.39	to	$1.79	$1,022,254	—	0.55%	to	1.90%	14.36%	to	12.82%
VP Aggr, Cl 4
2024	151,299	$2.94	to	$2.57	$421,014	—	0.55%	to	1.45%	12.59%	to	11.58%
2023	173,886	$2.61	to	$2.31	$431,464	—	0.55%	to	1.45%	16.55%	to	15.51%
2022	195,567	$2.24	to	$2.00	$417,888	—	0.55%	to	1.45%	(18.64%)	to	(19.36%)
2021	212,647	$2.75	to	$2.48	$560,596	—	0.55%	to	1.45%	15.14%	to	14.11%
2020	244,947	$2.39	to	$2.17	$563,163	—	0.55%	to	1.45%	14.33%	to	13.30%
VP Conserv, Cl 2
2024	296,587	$1.48	to	$1.12	$410,773	—	0.55%	to	1.90%	3.85%	to	2.45%
2023	327,628	$1.43	to	$1.10	$438,602	—	0.55%	to	1.90%	7.87%	to	6.43%
2022	364,058	$1.32	to	$1.03	$453,757	—	0.55%	to	1.90%	(16.01%)	to	(17.13%)
2021	386,140	$1.57	to	$1.24	$575,776	—	0.55%	to	1.90%	2.25%	to	0.88%
2020	444,639	$1.54	to	$1.23	$651,949	—	0.55%	to	1.90%	8.70%	to	7.25%
VP Conserv, Cl 4
2024	186,069	$1.48	to	$1.30	$259,183	—	0.55%	to	1.45%	3.91%	to	2.98%
2023	215,364	$1.43	to	$1.26	$289,935	—	0.55%	to	1.45%	7.80%	to	6.84%
2022	246,692	$1.32	to	$1.18	$309,416	—	0.55%	to	1.45%	(15.96%)	to	(16.71%)
2021	279,904	$1.57	to	$1.42	$419,557	—	0.55%	to	1.45%	2.25%	to	1.34%
2020	345,597	$1.54	to	$1.40	$508,729	—	0.55%	to	1.45%	8.64%	to	7.66%
VP Man Risk, Cl 2
2024	180,267	$1.33	to	$1.20	$231,905	—	0.55%	to	1.90%	8.81%	to	7.35%
2023	195,838	$1.22	to	$1.12	$232,534	—	0.55%	to	1.90%	11.64%	to	10.15%
2022	196,286	$1.09	to	$1.02	$209,643	—	0.55%	to	1.90%	(17.84%)	to	(18.94%)
2021	203,989	$1.33	to	$1.25	$266,275	—	0.55%	to	1.90%	10.12%	to	8.64%
2020	185,210	$1.21	to	$1.16	$220,500	—	0.55%	to	1.90%	7.20%	to	5.76%
VP Man Risk US, Cl 2
2024	256,473	$1.51	to	$1.37	$375,871	—	0.55%	to	1.90%	11.09%	to	9.59%
2023	276,365	$1.36	to	$1.25	$366,203	—	0.55%	to	1.90%	13.92%	to	12.39%
2022	289,531	$1.19	to	$1.11	$338,221	—	0.55%	to	1.90%	(17.67%)	to	(18.77%)
2021	246,733	$1.45	to	$1.37	$351,655	—	0.55%	to	1.90%	12.72%	to	11.21%
2020	207,706	$1.29	to	$1.23	$263,829	—	0.55%	to	1.90%	9.19%	to	7.72%
VP Man Vol Conserv, Cl 2
2024	431,746	$1.24	to	$1.07	$512,434	—	0.55%	to	1.90%	3.74%	to	2.34%
2023	458,306	$1.19	to	$1.04	$526,283	—	0.55%	to	1.90%	7.28%	to	5.84%
2022	510,679	$1.11	to	$0.99	$548,639	—	0.55%	to	1.90%	(16.45%)	to	(17.57%)
2021	529,357	$1.33	to	$1.20	$683,876	—	0.55%	to	1.90%	2.06%	to	0.69%
2020	649,932	$1.30	to	$1.19	$826,131	—	0.55%	to	1.90%	7.53%	to	6.09%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	139

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Man Vol Conserv Gro, Cl 2
2024	772,013	$1.37	to	$1.21	$1,038,610	—	0.55%	to	1.90%	6.22%	to	4.78%
2023	854,946	$1.29	to	$1.16	$1,086,575	—	0.55%	to	1.90%	9.37%	to	7.91%
2022	938,364	$1.18	to	$1.07	$1,094,441	—	0.55%	to	1.90%	(17.52%)	to	(18.62%)
2021	1,036,906	$1.43	to	$1.32	$1,472,908	—	0.55%	to	1.90%	4.88%	to	3.47%
2020	1,128,542	$1.37	to	$1.27	$1,535,498	—	0.55%	to	1.90%	8.55%	to	7.10%
VP Man Vol Gro, Cl 2
2024	6,028,853	$1.68	to	$1.56	$10,374,473	—	0.55%	to	1.90%	11.36%	to	9.86%
2023	6,709,472	$1.51	to	$1.42	$10,404,577	—	0.55%	to	1.90%	13.96%	to	12.44%
2022	7,214,937	$1.32	to	$1.26	$9,852,364	—	0.55%	to	1.90%	(19.87%)	to	(20.94%)
2021	7,665,951	$1.65	to	$1.59	$13,115,191	—	0.55%	to	1.90%	11.28%	to	9.79%
2020	7,572,902	$1.48	to	$1.45	$11,679,063	—	0.55%	to	1.90%	10.69%	to	9.20%
VP Man Vol Mod Gro, Cl 2
2024	6,634,278	$1.53	to	$1.47	$10,776,992	—	0.55%	to	1.90%	8.81%	to	7.34%
2023	7,556,338	$1.41	to	$1.37	$11,297,787	—	0.55%	to	1.90%	11.66%	to	10.16%
2022	8,355,742	$1.26	to	$1.24	$11,208,244	—	0.55%	to	1.90%	(18.60%)	to	(19.69%)
2021	9,058,517	$1.55	to	$1.55	$14,986,546	—	0.55%	to	1.90%	8.10%	to	6.65%
2020	9,435,051	$1.43	to	$1.45	$14,491,911	—	0.55%	to	1.90%	9.77%	to	8.30%
VP Mod, Cl 2
2024	3,167,397	$2.15	to	$1.56	$6,385,038	—	0.55%	to	1.90%	8.12%	to	6.66%
2023	3,490,897	$1.99	to	$1.46	$6,534,930	—	0.55%	to	1.90%	12.34%	to	10.84%
2022	3,731,168	$1.77	to	$1.32	$6,245,287	—	0.55%	to	1.90%	(17.06%)	to	(18.18%)
2021	3,901,973	$2.13	to	$1.61	$7,909,032	—	0.55%	to	1.90%	8.41%	to	6.95%
2020	3,989,791	$1.97	to	$1.50	$7,493,232	—	0.55%	to	1.90%	12.25%	to	10.74%
VP Mod, Cl 4
2024	2,304,588	$2.15	to	$1.89	$4,683,191	—	0.55%	to	1.45%	8.11%	to	7.14%
2023	2,620,111	$1.99	to	$1.76	$4,944,759	—	0.55%	to	1.45%	12.32%	to	11.32%
2022	2,930,322	$1.77	to	$1.58	$4,942,959	—	0.55%	to	1.45%	(17.04%)	to	(17.78%)
2021	3,257,133	$2.14	to	$1.92	$6,649,080	—	0.55%	to	1.45%	8.45%	to	7.47%
2020	3,634,891	$1.97	to	$1.79	$6,870,098	—	0.55%	to	1.45%	12.17%	to	11.17%
VP Mod Aggr, Cl 2
2024	867,014	$2.51	to	$1.79	$2,036,640	—	0.55%	to	1.90%	10.39%	to	8.90%
2023	990,336	$2.28	to	$1.65	$2,117,397	—	0.55%	to	1.90%	14.31%	to	12.78%
2022	1,127,206	$1.99	to	$1.46	$2,119,616	—	0.55%	to	1.90%	(18.04%)	to	(19.14%)
2021	1,295,509	$2.43	to	$1.80	$2,993,307	—	0.55%	to	1.90%	11.69%	to	10.19%
2020	1,529,551	$2.18	to	$1.64	$3,180,301	—	0.55%	to	1.90%	13.41%	to	11.89%
VP Mod Aggr, Cl 4
2024	522,434	$2.52	to	$2.20	$1,243,730	—	0.55%	to	1.45%	10.37%	to	9.37%
2023	603,948	$2.28	to	$2.02	$1,308,145	—	0.55%	to	1.45%	14.28%	to	13.26%
2022	689,542	$2.00	to	$1.78	$1,312,157	—	0.55%	to	1.45%	(18.02%)	to	(18.75%)
2021	783,176	$2.43	to	$2.19	$1,824,824	—	0.55%	to	1.45%	11.72%	to	10.72%
2020	903,028	$2.18	to	$1.98	$1,890,515	—	0.55%	to	1.45%	13.39%	to	12.37%
VP Mod Conserv, Cl 2
2024	579,639	$1.78	to	$1.31	$962,902	—	0.55%	to	1.90%	5.82%	to	4.40%
2023	648,002	$1.68	to	$1.26	$1,021,214	—	0.55%	to	1.90%	9.90%	to	8.43%
2022	712,621	$1.53	to	$1.16	$1,025,805	—	0.55%	to	1.90%	(16.55%)	to	(17.66%)
2021	787,086	$1.83	to	$1.41	$1,363,432	—	0.55%	to	1.90%	5.16%	to	3.75%
2020	848,396	$1.74	to	$1.36	$1,404,346	—	0.55%	to	1.90%	10.40%	to	8.92%
VP Mod Conserv, Cl 4
2024	437,246	$1.78	to	$1.56	$732,042	—	0.55%	to	1.45%	5.81%	to	4.86%
2023	508,546	$1.68	to	$1.49	$807,957	—	0.55%	to	1.45%	9.88%	to	8.90%
2022	581,044	$1.53	to	$1.36	$843,640	—	0.55%	to	1.45%	(16.56%)	to	(17.31%)
2021	665,339	$1.83	to	$1.65	$1,162,608	—	0.55%	to	1.45%	5.21%	to	4.26%
2020	755,456	$1.74	to	$1.58	$1,259,908	—	0.55%	to	1.45%	10.38%	to	9.39%

140	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Ptnrs Core Bond, Cl 2
2024	16,420	$1.12	to	$0.95	$18,541	3.47%	0.60%	to	1.90%	1.41%	to	0.09%
2023	14,110	$1.11	to	$0.95	$15,773	2.55%	0.60%	to	1.90%	5.42%	to	4.07%
2022	12,423	$1.05	to	$0.91	$13,252	1.45%	0.60%	to	1.90%	(14.11%)	to	(15.22%)
2021	11,968	$1.22	to	$1.08	$14,907	1.16%	0.60%	to	1.90%	(2.01%)	to	(3.26%)
2020	11,429	$1.25	to	$1.11	$14,577	1.88%	0.60%	to	1.90%	7.33%	to	5.94%
VP Ptnrs Core Eq, Cl 2
2024	2,989	$3.85	to	$3.29	$13,035	—	0.60%	to	1.90%	22.36%	to	20.77%
2023	3,211	$3.14	to	$2.72	$11,488	—	0.60%	to	1.90%	23.69%	to	22.10%
2022	3,470	$2.54	to	$2.23	$10,090	—	0.60%	to	1.90%	(18.05%)	to	(19.10%)
2021	3,521	$3.10	to	$2.75	$12,507	—	0.60%	to	1.90%	28.41%	to	26.75%
2020	3,800	$2.42	to	$2.17	$10,567	—	0.60%	to	1.90%	16.03%	to	14.53%
VP Ptnrs Core Eq, Cl 3
2024	4,592	$4.19	to	$3.62	$18,107	—	0.55%	to	1.45%	22.58%	to	21.48%
2023	5,663	$3.41	to	$2.98	$18,292	—	0.55%	to	1.45%	23.87%	to	22.76%
2022	6,635	$2.76	to	$2.43	$17,356	—	0.55%	to	1.45%	(17.89%)	to	(18.62%)
2021	7,412	$3.36	to	$2.98	$23,707	—	0.55%	to	1.45%	28.63%	to	27.48%
2020	8,699	$2.61	to	$2.34	$21,712	—	0.55%	to	1.45%	16.20%	to	15.16%
VP Ptnrs Intl Core Eq, Cl 2
2024	12,770	$1.62	to	$1.42	$22,017	1.07%	0.60%	to	1.90%	4.95%	to	3.59%
2023	12,129	$1.55	to	$1.37	$20,031	1.13%	0.60%	to	1.90%	16.65%	to	15.14%
2022	10,609	$1.33	to	$1.19	$15,090	1.68%	0.60%	to	1.90%	(20.12%)	to	(21.15%)
2021	8,261	$1.66	to	$1.51	$14,774	1.57%	0.60%	to	1.90%	12.51%	to	11.05%
2020	5,101	$1.48	to	$1.36	$8,115	0.22%	0.60%	to	1.90%	10.29%	to	8.88%
VP Ptnrs Intl Gro, Cl 2
2024	18,090	$1.56	to	$1.35	$31,174	0.46%	0.60%	to	1.90%	(2.00%)	to	(3.28%)
2023	19,142	$1.59	to	$1.39	$33,812	0.24%	0.60%	to	1.90%	13.77%	to	12.31%
2022	20,432	$1.40	to	$1.24	$31,851	—	0.60%	to	1.90%	(27.31%)	to	(28.25%)
2021	20,542	$1.93	to	$1.73	$44,210	—	0.60%	to	1.90%	9.67%	to	8.25%
2020	18,933	$1.76	to	$1.60	$37,314	0.09%	0.60%	to	1.90%	21.57%	to	20.00%
VP Ptnrs Intl Val, Cl 2
2024	17,300	$1.42	to	$1.26	$24,437	2.56%	0.60%	to	1.90%	3.68%	to	2.33%
2023	17,866	$1.37	to	$1.23	$24,465	1.94%	0.60%	to	1.90%	16.27%	to	14.77%
2022	18,872	$1.18	to	$1.07	$22,304	2.17%	0.60%	to	1.90%	(12.29%)	to	(13.41%)
2021	17,333	$1.34	to	$1.24	$23,456	1.93%	0.60%	to	1.90%	10.98%	to	9.53%
2020	14,868	$1.21	to	$1.13	$18,225	0.74%	0.60%	to	1.90%	(4.71%)	to	(5.94%)
VP Ptnrs Sm Cap Gro, Cl 2
2024	6,895	$2.32	to	$1.98	$19,636	—	0.60%	to	1.90%	17.99%	to	16.46%
2023	5,906	$1.97	to	$1.70	$15,824	—	0.60%	to	1.90%	6.30%	to	4.93%
2022	5,632	$1.85	to	$1.62	$14,256	—	0.60%	to	1.90%	(29.55%)	to	(30.46%)
2021	4,587	$2.63	to	$2.33	$16,540	—	0.60%	to	1.90%	7.37%	to	5.99%
2020	3,948	$2.45	to	$2.20	$13,307	—	0.60%	to	1.90%	37.61%	to	35.83%
VP Ptnrs Sm Cap Val, Cl 2
2024	4,412	$2.18	to	$1.87	$11,351	—	0.60%	to	1.90%	7.05%	to	5.67%
2023	4,597	$2.04	to	$1.77	$11,216	—	0.60%	to	1.90%	10.42%	to	9.00%
2022	4,739	$1.85	to	$1.63	$10,581	—	0.60%	to	1.90%	(13.68%)	to	(14.79%)
2021	4,206	$2.14	to	$1.91	$10,987	—	0.60%	to	1.90%	23.01%	to	21.43%
2020	3,231	$1.74	to	$1.57	$6,905	—	0.60%	to	1.90%	3.36%	to	2.03%
VP Ptnrs Sm Cap Val, Cl 3
2024	10,814	$4.87	to	$2.41	$44,446	—	0.55%	to	1.45%	7.23%	to	6.27%
2023	12,365	$4.54	to	$2.27	$47,500	—	0.55%	to	1.45%	10.65%	to	9.66%
2022	13,574	$4.10	to	$2.07	$47,332	—	0.55%	to	1.45%	(13.54%)	to	(14.31%)
2021	14,915	$4.75	to	$2.42	$60,409	—	0.55%	to	1.45%	23.21%	to	22.10%
2020	17,789	$3.85	to	$1.98	$58,544	—	0.55%	to	1.45%	3.55%	to	2.62%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	141

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP US Flex Conserv Gro, Cl 2
2024	227,809	$1.29	to	$1.24	$304,818	—	0.55%	to	1.90%	8.81%	to	7.34%
2023	244,360	$1.18	to	$1.16	$301,739	—	0.55%	to	1.90%	10.61%	to	9.14%
2022	252,349	$1.07	to	$1.06	$282,912	—	0.55%	to	1.90%	(17.19%)	to	(18.30%)
2021	252,398	$1.29	to	$1.30	$343,216	—	0.55%	to	1.90%	6.91%	to	5.47%
2020	298,161	$1.21	to	$1.23	$381,005	—	0.55%	to	1.90%	5.29%	to	3.88%
VP US Flex Gro, Cl 2
2024	2,318,767	$1.59	to	$1.63	$4,077,644	—	0.55%	to	1.90%	16.50%	to	14.93%
2023	2,426,805	$1.37	to	$1.42	$3,678,128	—	0.55%	to	1.90%	16.16%	to	14.61%
2022	2,536,094	$1.18	to	$1.24	$3,322,898	—	0.55%	to	1.90%	(19.17%)	to	(20.26%)
2021	2,507,111	$1.45	to	$1.55	$4,081,955	—	0.55%	to	1.90%	14.87%	to	13.32%
2020	2,383,120	$1.27	to	$1.37	$3,392,122	—	0.55%	to	1.90%	4.23%	to	2.83%
VP US Flex Mod Gro, Cl 2
2024	1,270,198	$1.44	to	$1.43	$1,959,031	—	0.55%	to	1.90%	12.57%	to	11.05%
2023	1,352,692	$1.28	to	$1.29	$1,861,012	—	0.55%	to	1.90%	13.24%	to	11.73%
2022	1,428,099	$1.13	to	$1.15	$1,742,584	—	0.55%	to	1.90%	(17.99%)	to	(19.09%)
2021	1,457,022	$1.38	to	$1.43	$2,177,512	—	0.55%	to	1.90%	10.86%	to	9.38%
2020	1,429,369	$1.24	to	$1.30	$1,935,524	—	0.55%	to	1.90%	4.95%	to	3.54%
Wanger Acorn
2024	29,224	$6.87	to	$1.24	$157,104	—	0.55%	to	1.55%	13.55%	to	12.41%
2023	32,426	$6.05	to	$1.10	$159,429	—	0.55%	to	1.55%	21.07%	to	19.87%
2022	36,060	$5.00	to	$0.92	$147,223	—	0.55%	to	1.55%	(33.83%)	to	(9.83	%)(7)
2021	39,685	$7.55	to	$3.70	$246,177	0.72%	0.55%	to	1.45%	8.30%	to	7.33%
2020	45,839	$6.97	to	$3.45	$263,234	—	0.55%	to	1.45%	23.55%	to	22.44%
Wanger Intl
2024	26,765	$4.07	to	$0.93	$84,296	1.37%	0.55%	to	1.55%	(8.75%)	to	(9.67%)
2023	30,060	$4.46	to	$1.03	$104,635	0.31%	0.55%	to	1.55%	16.32%	to	15.16%
2022	33,274	$3.83	to	$0.90	$100,085	0.91%	0.55%	to	1.55%	(34.21%)	to	(9.03	%)(7)
2021	36,342	$5.82	to	$2.73	$166,989	0.55%	0.55%	to	1.45%	18.16%	to	17.10%
2020	41,614	$4.93	to	$2.33	$162,608	2.05%	0.55%	to	1.45%	13.74%	to	12.72%
WA Var Global Hi Yd Bond, Cl II
2024	10,347	$1.32	to	$1.13	$12,853	6.10%	0.55%	to	1.90%	6.12%	to	4.68%
2023	9,036	$1.25	to	$1.08	$10,681	4.99%	0.55%	to	1.90%	9.35%	to	7.89%
2022	9,922	$1.14	to	$1.00	$10,760	6.23%	0.55%	to	1.90%	(14.35%)	to	(15.49%)
2021	9,903	$1.33	to	$1.18	$12,619	4.22%	0.55%	to	1.90%	0.49%	to	(0.86%)
2020	8,499	$1.33	to	$1.19	$10,857	3.76%	0.55%	to	1.90%	6.53%	to	5.11%

(1)	The accumulation unit values and total returns are presented as a range of values based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 24, 2020.
(6)	New subaccount operations commenced on May 3, 2021.
(7)	New subaccount operations commenced on May 2, 2022.
(8)	New subaccount operations commenced on April 28, 2023.
(9)	New subaccount operations commenced on April 26, 2024.

142	∎ RIVERSOURCE VARIABLE ACCOUNT 10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company and its subsidiaries (the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matter communicated below is a matter arising from the current period audit of the consolidated financial statements that was communicated or required to be communicated to the audit committee and that (i) relates to accounts or disclosures that are material to the consolidated financial statements and (ii) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matter below, providing a separate opinion on the critical audit matter or on the accounts or disclosures to which it relates.

Valuation of market risk benefits

As described in Notes 2 and 12 to the consolidated financial statements, market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach, dependent upon the fee structure of the contract. The significant assumptions used by management to develop the fair value measurements of market risk benefits include utilization of guaranteed withdrawals, surrender rate, market volatility, nonperformance risk and mortality rate. As of December 31, 2024, the market risk benefits asset was $2,182 million and the market risk benefits liability was $1,263 million.

The principal considerations for our determination that performing procedures relating to the valuation of market risk benefits is a critical audit matter are (i) the significant judgment by management when developing the fair value estimate of the market risk benefits, (ii) a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence related to management’s significant assumptions related to utilization of guaranteed withdrawals, surrender rate, market volatility, nonperformance risk and mortality rate (collectively, the significant market risk benefit assumptions), and (iii) the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls relating to market risk benefits, including controls over the reasonableness of the significant market risk benefit assumptions. These procedures also included, among others, (i) evaluating management’s process for developing the fair value estimate of the market risk benefits, (ii) testing, on a sample basis, the completeness and accuracy of data used in the estimate, and (iii) the involvement of professionals with specialized skill and knowledge to assist in evaluating the reasonableness of the significant market risk benefit assumptions based on industry knowledge and data as well as historical Company data and experience, and the continued appropriateness of unchanged assumptions.

/s/ PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 20, 2025

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2024	2023
Assets
Investments:
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2024, $23,127; 2023, $19,871; allowance for credit losses: 2024, $1; 2023, $2)	$22,259	$19,374
Mortgage loans, at amortized cost (allowance for credit losses: 2024, $10; 2023, $10)	1,797	1,725
Policy loans	982	912
Other investments (allowance for credit losses: 2024, nil; 2023, nil)	115	165
Total investments	25,153	22,176
Investments of consolidated investment entities, at fair value	2,387	2,099
Cash and cash equivalents	2,483	2,598
Cash of consolidated investment entities, at fair value	373	87
Market risk benefits	2,182	1,427
Reinsurance recoverables (allowance for credit losses: 2024, $20; 2023, $27)	4,046	4,284
Receivables	6,042	6,702
Receivables of consolidated investment entities, at fair value	31	28
Accrued investment income	216	176
Deferred acquisition costs	2,661	2,696
Other assets	10,482	6,977
Other assets of consolidated investment entities, at fair value	2	1
Separate account assets	75,576	74,634
Total assets	$131,634	$123,885

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$41,863	$37,535
Market risk benefits	1,263	1,762
Short-term borrowings	201	201
Long-term debt	500	500
Debt of consolidated investment entities, at fair value	2,429	2,155
Other liabilities	8,298	5,896
Other liabilities of consolidated investment entities, at fair value	314	45
Separate account liabilities	75,576	74,634
Total liabilities	130,444	122,728
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,466	2,466
Accumulated deficit	(400)	(618)
Accumulated other comprehensive income (loss), net of tax	(879)	(694)
Total shareholder’s equity	1,190	1,157
Total liabilities and shareholder’s equity	$131,634	$123,885

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2024	2023	2022
Revenues
Premiums	$472	$448	$306
Net investment income	1,546	1,304	827
Policy and contract charges	2,060	2,020	2,078
Other revenues	578	590	644
Net realized investment gains (losses)	(81)	(70)	(100)
Total revenues	4,575	4,292	3,755

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,299	1,348	236
Interest credited to fixed accounts	616	654	665
Remeasurement (gains) losses of future policy benefit reserves	(44)	(20)	1
Change in fair value of market risk benefits	628	798	311
Amortization of deferred acquisition costs	234	239	241
Interest and debt expense	192	192	108
Other insurance and operating expenses	729	697	682
Total benefits and expenses	3,654	3,908	2,244
Pretax income (loss)	921	384	1,511
Income tax provision (benefit)	103	(10)	209
Net income	$818	$394	$1,302

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2024	2023	2022

Net income	$818	$394	$1,302
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(276)	509	(2,035)
Effect of changes in discount rate assumptions on certain long-duration contracts	153	(54)	861
Effect of changes in instrument-specific credit risk on market risk benefits	(62)	(65)	407
Total other comprehensive income (loss), net of tax	(185)	390	(767)
Total comprehensive income (loss)	$633	$784	$535

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2022	$3	$2,466	$(1,114)	$(317)	$1,038
Net income	—	—	1,302	—	1,302
Other comprehensive loss, net of tax	—	—	—	(767)	(767)
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)

Balances at December 31, 2022	3	2,466	(412)	(1,084)	973
Net income	—	—	394	—	394
Other comprehensive income, net of tax	—	—	—	390	390
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)

Balances at December 31, 2023	3	2,466	(618)	(694)	1,157
Net income	—	—	818	—	818
Other comprehensive loss, net of tax	—	—	—	(185)	(185)
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)
Balances at December 31, 2024	$3	$2,466	$(400)	$(879)	$1,190

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2024	2023	2022
Cash Flows from Operating Activities
Net income	$818	$394	$1,302
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	(195)	(205)	(201)
Deferred income tax (benefit) expense	404	100	154
Contractholder and policyholder charges, non-cash	(407)	(403)	(395)
Loss from equity method investments	28	26	48
Net realized investment (gains) losses	12	46	(3)
Impairments and provision for loan losses	(1)	(20)	91
Net losses (gains) of consolidated investment entities	(13)	23	17
Changes in operating assets and liabilities:
Deferred acquisition costs	35	63	62
Policyholder account balances, future policy benefits and claims, and market risk benefits, net	4,238	3,474	1,013
Derivatives, net of collateral	(1,669)	(666)	311
Reinsurance recoverables	89	100	84
Receivables	291	333	279
Accrued investment income	(40)	(31)	(21)
Current income tax, net	(15)	(323)	72
Other operating assets and liabilities of consolidated investment entities	1	(5)	2
Other, net	92	134	136
Net cash provided by (used in) operating activities	3,668	3,040	2,951

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	1,106	617	1,309
Maturities, sinking fund payments and calls	1,775	963	1,563
Purchases	(6,039)	(4,187)	(5,600)
Proceeds from sales, maturities and repayments of mortgage loans	123	118	141
Funding of mortgage loans	(196)	(74)	(124)
Proceeds from sales and collections of other investments	34	29	24
Purchase of other investments	(14)	(15)	(46)
Purchase of investments by consolidated investment entities	(1,125)	(427)	(961)
Proceeds from sales, maturities and repayments of investments by consolidated investment entities	1,117	643	615
Purchase of equipment and software	(10)	(10)	(13)
Change in policy loans, net	(70)	(65)	(13)
Cash paid for deposit receivable	(33)	(39)	(45)
Cash received for deposit receivable	592	774	550
Advance on line of credit to Ameriprise Financial, Inc.	(450)	(850)	(1,034)
Repayment from Ameriprise Financial, Inc. on line of credit	450	850	1,034
Cash paid for written options with deferred premiums	(57)	(59)	(619)
Cash received from written options with deferred premiums	22	43	204
Other, net	(1)	25	21
Net cash provided by (used in) investing activities	(2,776)	(1,664)	(2,994)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	1,470	1,476	1,169
Net transfers from (to) separate accounts	(176)	(132)	(162)
Surrenders and other benefits	(1,765)	(2,102)	(1,459)
Proceeds from line of credit with Ameriprise Financial, Inc.	3	—	—
Payments on line of credit with Ameriprise Financial, Inc.	(3)	—	—
Cash paid for purchased options with deferred premiums	(148)	(53)	(197)
Cash received for purchased options with deferred premiums	229	251	378
Borrowings by consolidated investment entities	1,273	—	341
Repayments of debt by consolidated investment entities	(1,004)	(275)	(4)
Cash dividends to Ameriprise Financial, Inc.	(600)	(600)	(600)
Net cash provided by (used in) financing activities	(721)	(1,435)	(534)
Net increase (decrease) in cash and cash equivalents	171	(59)	(577)
Cash and cash equivalents at beginning of period	2,685	2,744	3,321
Cash and cash equivalents at end of period	$2,856	$2,685	$2,744

Supplemental Disclosures:
Income taxes paid (received), net	$(286)	$215	$(17)
Interest paid excluding consolidated investment entities	38	28	3
Interest paid by consolidated investment entities	176	177	75

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”) and Columbia Cent CLO Advisors, LLC (“Columbia Cent”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments. Columbia Cent provides asset management services to collateralized loan obligations (“CLOs”).

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest and variable interest entities (“VIEs”) in which it is the primary beneficiary (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 16.

The Company evaluated events or transactions that occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s operations constitute a single operating segment, and therefore a single reportable segment, as the chief operating decision maker (“CODM”) manages the business activities using information of the Company as a whole. As its CODM, the Company’s Chairman and President utilizes the Consolidated Statements of Income and its net income metric to allocate resources and assess performance of the Company. The accounting policies used to measure the profit and loss of the segment are the same as those described in Note 2.

The Company’s principal products are variable annuities, structured variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add an optional guaranteed minimum death benefit (“GMDB”) rider to their contract.

The Company also offers payout annuities, term life insurance and disability income (“DI”) insurance.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities.

Voting interest entities (“VOEs”) are those entities that do not qualify as a VIE. The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for using the measurement alternative method when the Company owns less than a 20% voting interest and does not exercise significant influence. Under the measurement alternative, the investment is recorded at the cost basis, less impairments, if any, plus or minus observable price changes of identical or similar investments of the same issuer.

RiverSource Life Insurance Company

A VIE is consolidated by the reporting entity that determines it has both:

•	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

•	the obligation to absorb potentially significant losses or the right to receive potentially significant benefits to the VIE.

All VIEs are assessed for consolidation under this framework. When evaluating entities for consolidation, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. In determining whether the Company has this power, it considers whether it is acting in a role that enables it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in an agent role.

In determining whether the Company has the obligation to absorb potential significant losses of the VIE or the right to receive potential significant benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors. Management and incentive fees that are at market and commensurate with the level of services provided, and where the Company does not hold other interests in the VIE that would absorb more than an insignificant amount of the VIE’s expected losses or receive more than an insignificant amount of the VIE’s expected residual returns, are not considered a variable interest and are excluded from the analysis.

The consolidation guidance has a scope exception for reporting entities with interests in registered money market funds which do not have an explicit support agreement.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, valuation of derivative instruments, litigation reserves, future policy benefits, market risk benefits, and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) (“AOCI”), net of impacts to benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (i.e., made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (loss) (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to Net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed

RiverSource Life Insurance Company

securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for-Sale securities are generally placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Financing receivables are comprised of commercial loans, policy loans, and deposit receivables.

Commercial Loans

Commercial loans include commercial mortgage loans and syndicated loans and are recorded at amortized cost less the allowance for credit losses. Commercial mortgage loans are recorded within Mortgage loans and syndicated loans are recorded within Other investments. Commercial mortgage loans are loans on commercial properties that are originated by the Company. Syndicated loans represent the Company’s investment in loan syndications originated by unrelated third parties.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on commercial mortgage loans and syndicated loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

Deposit Receivables

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability related to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits made and any related embedded derivatives are included in Receivables. As amounts are received, consistent with the underlying contracts, deposit receivables are adjusted. Deposit receivables are accreted using the interest method and the accretion is reported in Other revenues.

See Note 7 for additional information on financing receivables.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased. The methods and information used to develop the allowance for credit losses for each class of financing receivable are discussed below.

Commercial Loans

The allowance for credit losses for commercial mortgage loans and syndicated loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data for each type of commercial loan is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on commercial mortgage loans and syndicated loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation

RiverSource Life Insurance Company

is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Deposit Receivables

The allowance for credit losses is calculated on an individual reinsurer basis. Deposit receivables are collateralized by underlying trust arrangements. Management evaluates the terms of the reinsurance and trust agreements, the nature of the underlying assets, and the potential for changes in the collateral value when considering the need for an allowance for credit losses.

Nonaccrual Loans

Commercial mortgage loans and syndicated loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for commercial mortgage loans and syndicated loans.

Loan Modifications

A loan is modified when the Company makes certain concessionary modifications to contractual terms such as principal forgiveness, interest rate reductions, other-than-insignificant payment delays, and/or term extensions in an attempt to make the loan more affordable to a borrower experiencing financial difficulties. Generally, performance prior to the modification or significant events that coincide with the modification are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the modification or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the commercial mortgage loan or syndicated loan is uncollectible. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. Factors used by the Company to determine whether all amounts due on syndicated loans will be collected, include but are not limited to the borrower’s financial condition, industry outlook, and internal risk ratings based on rating agency data and internal analyst expectations.

If it is determined that foreclosure on a commercial mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated costs to sell, if applicable. Upon foreclosure, the commercial mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums paid for traditional life, long term care (“LTC”) and DI insurance and life contingent payout annuities, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset and amortized based on estimated gross profits (“EGPs”) over the period the reinsurance policies are in force. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the

RiverSource Life Insurance Company

Company’s data. Such differences include that the Company has no actual history of significant losses and that industry data may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change given the long-term nature of these receivables. In addition, the Company has a reinsurance protection agreement that provides credit protections for its reinsured LTC business. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed software are carried at cost less accumulated depreciation or amortization and are reflected within Other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 39 years.

As of December 31, 2024 and 2023, land, buildings, equipment and software were $113 million and $117 million, net of accumulated depreciation of $258 million and $244 million as of December 31, 2024 and 2023, respectively. Depreciation and amortization expense for the years ended December 31, 2024, 2023 and 2022 was $14 million, $15 million and $13 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of Net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of indexed annuity, structured variable annuity and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum withdrawal benefits (“GMWB”) provisions accounted for as market risk benefits.

RiverSource Life Insurance Company

See Note 14 for information regarding the Company’s fair value measurement of derivative instruments and Note 18 for the impact of derivatives on the Consolidated Statements of Income.

Market Risk Benefits

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Guarantees accounted for as market risk benefits include GMDB, guaranteed minimum income benefit (“GMIB”), GMWB and GMAB. If a contract contains multiple market risk benefits, those market risk benefits are bundled together as a single compound market risk benefit.

Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach dependent upon the fee structure of the contract. Changes in fair value are recognized in net income each period with the exception of the portion of the change in fair value due to a change in the instrument-specific credit risk, which is recognized in OCI.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial’s advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The deferred acquisition costs (“DAC”) associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as write-offs. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, and variable annuity benefit utilization each quarter and, when assessed independently, each could impact the Company’s DAC balances. Unamortized DAC is reduced for actual experience in excess of expected experience.

The analysis of DAC balances and the corresponding amortization considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DAC is amortized on a constant-level basis for the grouped contracts over the expected contract term to approximate straight-line amortization. Contracts are grouped by contract type and issue year into cohorts consistent with the grouping used in estimating the associated liability for future policy benefits. DAC related to all long-duration product types (except for life contingent payout annuities) is grouped on a calendar-year annual basis for each legal entity. Further disaggregation is reported for any contracts that include an additional liability for death or other insurance benefit. DAC related to life contingent payout annuities is grouped on a calendar-year annual basis for each legal entity for policies issued prior to 2021 and on a quarterly basis for each legal entity thereafter.

DAC related to annuity products (including variable deferred annuities, structured variable annuities, fixed deferred annuities, and life contingent payout annuities) is amortized based on initial premium. DAC related to life insurance products (including UL insurance, VUL insurance, IUL insurance, term life insurance, and whole life insurance) is amortized based on original specified amount (i.e., face amount). DAC related to DI insurance is amortized based on original monthly benefit.

The accounting contract term for annuity products (except for life contingent payout annuities) is the projected accumulation period. Life contingent payout annuities are amortized over the period which annuity payments are expected to be paid. The accounting contract term for life insurance products is the projected life of the contract. DI insurance is amortized over the projected life of the contract, including the claim paying period.

Deferred Sales Inducement Costs

Deferred sales inducements are contract features that are intended to attract new customers or to persuade existing customers to keep their current policy. Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized on a constant level basis using the same methodology and assumptions used to amortize DAC. Deferred sales inducement costs (“DSIC”) is recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Company

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of, and Separate account liabilities represent the obligation to, the variable annuity contractholders and variable life insurance policyholders who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable and structured variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance products and life contingent payout annuity products.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, non-life contingent payout annuities, liabilities for guaranteed benefits associated with variable annuities (including structured variable annuities), and embedded derivatives for structured variable annuities, indexed annuities and IUL products.

Liabilities for fixed account values on variable annuities, structured variable annuities, fixed deferred annuities, and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges. The liability for non-life contingent payout annuities is recognized as the present value of future payments using the effective yield at inception of the contract.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined at the reporting date by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees. Liabilities for fixed deferred indexed annuity, structured variable annuity and IUL products are equal to the accumulation of host contract values, guaranteed benefits, and the fair value of embedded derivatives.

See Note 12 for information regarding variable annuity guarantees.

Embedded Derivatives

The fair value of embedded derivatives related to structured variable annuities, indexed annuities and IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is recorded in Policyholder account balances, future policy benefits and claims. See Note 14 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include cash flows related to unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI, LTC, and life contingent payout annuity policies as claims are incurred in the future. The claim liability (also referred to as disabled life reserve) is presented together as one liability for future policy benefits.

A liability for future policy benefits, which is the present value of estimated future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of estimated future net premiums to be collected from policyholders, is accrued as premium revenue is recognized. Expected insurance benefits are accrued over the life of the contract in proportion to premium revenue recognized (referred to as the net premium approach). The net premium ratio reflects cash flows from contract inception to contract termination (i.e., through the claim paying period) and cannot exceed 100%.

Assumptions utilized in the net premium approach, including mortality, morbidity, and terminations, are reviewed as part of experience studies at least annually or more frequently if suggested by evidence. Expense assumptions and actual expenses are updated within the net premium calculation consistent with other policyholder assumptions.

The updated cash flows used in the calculation are discounted using a forward rate curve. The discount rate represents an upper-medium-grade (i.e., low credit risk) fixed-income instrument yield (i.e., an A rating) that reflects the duration characteristics of the liability. Discount rates are locked in annually, at the end of each year for all products, except life contingent payout annuities, and calculated as the monthly average discount rate curves for the year. For life contingent payout annuities, the discount rates are locked in quarterly at the end of each quarter based on the average of the three months for the quarter.

RiverSource Life Insurance Company

The liability for future policy benefits will be updated for actual experience at least on an annual basis and concurrent with changes to cash flow assumptions. When net premiums are updated for cash flow changes, the estimated cash flows over the entire life of a group of contracts are updated using historical experience and updated future cash flow assumptions.

The revised net premiums are used to calculate an updated liability for future policy benefits as of the beginning of the reporting period, discounted at the original locked in rate (i.e., contract issuance rate). The updated liability for future policy benefits as of the beginning of the reporting period is then compared with the carrying amount of the liability as of that date prior to updating cash flow assumptions to determine the current period remeasurement gain or loss reflected in current period earnings. The revised net premiums are then applied as of the beginning of the quarter to calculate the benefit expense for the current reporting period.

The difference between the updated carrying amount of the liability for future policy benefits measured using the current discount rate assumption and the original discount rate assumption is recognized in OCI. The interest accretion rate remains the original discount rate used at contract issue date.

If the updating of cash flow assumptions results in the present value of future benefits and expenses exceeding the present value of future gross premiums, a charge to net income is recorded for the current reporting period such that net premiums are set equal to gross premiums. In subsequent periods, the liability for future policy benefits is accrued with net premiums set equal to gross premiums.

Contracts (except for life contingent payout annuities sold subsequent to December 31, 2020) are grouped into cohorts by contract type and issue year, as well as by legal entity and reportable segment. Life contingent payout annuities sold in periods beginning in 2021 are grouped into quarterly cohorts.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Deferred Profit Liability

For limited-payment products, gross premiums received in excess of net premiums are deferred at initial recognition as a deferred profit liability (“DPL”). Gross premiums are measured using assumptions consistent with those used in the measurement of the liability for future policy benefits, including discount rate, mortality, lapses and expenses.

The DPL is amortized and recognized as premium revenue in proportion to expected future benefit payments from annuity contracts. Interest is accreted on the balance of the DPL using the discount rate determined at contract issuance. The Company reviews and updates its estimate of cash flows from the DPL at the same time as the estimates of cash flows for the liability for future policy benefits. When cash flows are updated, the updated estimates are used to recalculate the DPL at contract issuance. The recalculated DPL as of the beginning of the current reporting period is compared to the carrying amount of the DPL as of the beginning of the current reporting period, and any difference is recognized as either a charge or credit to premium revenue.

DPL is recorded in Policyholder account balances, future policy benefits and claims and included as a reconciling item within Note 10.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using the same assumptions and factors used to amortize DAC. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. The controlled group for which the Company is a member is an applicable corporation with regard to the corporate alternative minimum tax (“CAMT”) and is therefore required to compute the CAMT. In accordance with the tax sharing agreement, Ameriprise Financial will be liable for any CAMT liability and expense.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

RiverSource Life Insurance Company

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 20 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and life contingent payout annuities are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are generally calculated as a percentage of the fair value of assets held in separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges and cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed. These fees and charges are recorded in Policy and contract charges.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3. RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Segment Reporting — Improvements to Reportable Segment Disclosures

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Improvements to Reportable Segment Disclosures, updating reportable segment disclosure requirements in accordance with Topic 280, Segment Reporting (“Topic 280”), primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss and contain other disclosure requirements. The amendments also expand Topic 280 disclosures to public entities with one reportable segment. The amendments are effective for annual periods beginning after December 15, 2023, and interim periods beginning after December 15, 2024. The Company adopted the standard on January 1, 2024. The adoption of the standard did not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

Future Adoption of New Accounting Standards

Income Taxes — Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, updating the accounting standards related to income tax disclosures, primarily focused on the disaggregation of income taxes paid and the rate reconciliation table. The standard is to be applied prospectively with an option for retrospective application and is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is assessing changes to the income tax-related disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

RiverSource Life Insurance Company

Expenses — Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, requiring public business entities to disclose disaggregated information about certain income statement expense line items. The disaggregated disclosures are required to be in the footnotes to the consolidated financial statements on an annual and interim basis. The standard is to be applied prospectively, with an option for retrospective application and is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is assessing changes to footnote disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

4. REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Consolidated Statements of Income:

	Years Ended December 31,
(in millions)	2024	2023	2022
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$158	$152	$164
Unaffiliated	16	14	14
Total	174	166	178
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	41	39	42
Unaffiliated	19	17	18
	60	56	60
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	320	307	334
Unaffiliated	5	4	4
	325	311	338
Total	385	367	398
Total revenue from contracts with customers	559	533	576
Revenue from other sources(1)	4,016	3,759	3,179
Total revenues	$4,575	$4,292	$3,755

(1)	Amounts primarily consist of revenue associated with insurance and annuity products and investment income from financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and Contract Charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other Revenues

Administrative Fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other Fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The

RiverSource Life Insurance Company

affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $50 million and $49 million as of December 31, 2024 and 2023, respectively.

5. VARIABLE INTEREST ENTITIES

The Company provides asset management services to CLOs which are considered to be VIEs that are sponsored by the Company. In addition, the Company invests in structured investments other than CLOs and certain affordable housing partnerships which are considered VIEs. The Company consolidates the CLOs if the Company is deemed to be the primary beneficiary. The Company has no obligation to provide financial or other support to the non-consolidated VIEs beyond its initial investment and existing future funding commitments, and the Company has not provided any additional support to these entities. The Company has unfunded commitments related to consolidated CLOs of $2 million and $24 million as of December 31, 2024 and 2023, respectively.

See Note 2 for further discussion of the Company’s accounting policy on consolidation.

Structured Investments

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities.

Additionally, the Company invests in CLOs for which it is the sponsor. CLOs are asset backed financing entities collateralized by a pool of assets, primarily syndicated loans and, to a lesser extent, high-yield bonds. Multiple tranches of debt securities are issued by a CLO, offering investors various maturity and credit risk characteristics. The debt securities issued by the CLOs are non-recourse to the Company. The CLO’s debt holders have recourse only to the assets of the CLO. The assets of the CLOs cannot be used by the Company. Scheduled debt payments are based on the performance of the CLO’s collateral pool. The Company earns management fees from the CLOs based on the value of the CLO’s collateral pool and, in certain instances, may also receive incentive fees. The fee arrangement is at market and commensurate with the level of effort required to provide those services. The Company has invested in a portion of the unrated, junior subordinated notes and highly rated senior notes of certain CLOs. The Company consolidates certain CLOs where it is the primary beneficiary.

The Company’s maximum exposure to loss with respect to structured investments and non-consolidated CLOs is limited to its amortized cost. The Company classifies these investments as Available-for-Sale securities. See Note 6 for additional information on these investments.

Affordable Housing Partnerships and Other Real Estate Partnerships

The Company is a limited partner in affordable housing partnerships that qualify for government-sponsored low income housing tax credit programs and partnerships that invest in multi-family residential properties that were originally developed with an affordable housing component. The Company has determined it is not the primary beneficiary and therefore does not consolidate these partnerships.

A majority of the limited partnerships are VIEs. The Company’s maximum exposure to loss as a result of its investment in the VIEs is limited to the carrying value. The carrying value is reflected in Other investments and was $46 million and $70 million as of December 31, 2024 and 2023, respectively. The Company’s liability related to original purchase commitments not yet remitted to the VIEs was not material as of December 31, 2024 and 2023, respectively. The Company has not provided any additional support and is not contractually obligated to provide additional support to the VIEs beyond the funding commitments.

Fair Value of Assets and Liabilities

The Company categorizes its fair value measurements according to a three-level hierarchy. See Note 14 for the definition of the three levels of the fair value hierarchy.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities held by consolidated investment entities measured at fair value on a recurring basis:

	December 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate debt securities	$—	$50	$—	$50
Common stocks	—	2	1	3
Syndicated loans	—	2,216	118	2,334
Total investments	—	2,268	119	2,387
Receivables	—	31	—	31
Other assets	—	2	—	2
Total assets at fair value	$—	$2,301	$119	$2,420
Liabilities
Debt(1)	$—	$2,429	$—	$2,429
Other liabilities	—	314	—	314
Total liabilities at fair value	$—	$2,743	$—	$2,743

	December 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate debt securities	$—	$40	$—	$40
Common stocks	—	5	—	5
Syndicated loans	—	1,991	63	2,054
Total investments	—	2,036	63	2,099
Receivables	—	28	—	28
Other assets	—	1	—	1
Total assets at fair value	$—	$2,065	$63	$2,128
Liabilities
Debt(1)	$—	$2,155	$—	$2,155
Other liabilities	—	45	—	45
Total liabilities at fair value	$—	$2,200	$—	$2,200

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.4 billion and $2.1 billion as of December 31, 2024 and 2023, respectively.

The following tables provide a summary of changes in Level 3 assets held by consolidated investment entities measured at fair value on a recurring basis:

(in millions)	Common Stocks		Syndicated Loans
Balance at January 1, 2024	$—		$63
Total gains (losses) included in:
Net income	(1	)(1)	(7	)(1)
Purchases	—		168
Sales	(1)		—
Settlements	—		(5)
Transfers into Level 3	4		103
Transfers out of Level 3	(1)		(204)
Balance at December 31, 2024	$1		$118
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2024	$—	(1)	$—	(1)

RiverSource Life Insurance Company

(in millions)	Syndicated Loans		Other Assets
Balance at January 1, 2023	$125		$1
Total gains (losses) included in:
Net income	(4	)(1)	—
Purchases	45		—
Sales	(10)		—
Settlements	(16)		—
Transfers into Level 3	122		—
Transfers out of Level 3	(199)		(1)
Balance at December 31, 2023	$63		$—
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2023	$(1	)(1)	$—

(in millions)	Common Stocks	Syndicated Loans		Other Assets
Balance at January 1, 2022	$—	$64		$3
Total gains (losses) included in:
Net income	—	(11	)(1)	—
Purchases	—	69		—
Sales	—	(4)		—
Settlements	—	(8)		—
Transfers into Level 3	2	218		1
Transfers out of Level 3	(2)	(203)		(3)
Balance at December 31, 2022	$—	$125		$1
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2022	$—	$(10	)(1)	$—

(1)	Included in Net investment income.

Securities and loans transferred from Level 3 primarily represent assets with fair values that are now obtained from a third-party pricing service with observable inputs or priced in active markets. Securities and loans transferred to Level 3 represent assets with fair values that are now based on a single non-binding broker quote.

All Level 3 measurements as of December 31, 2024 and 2023 were obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Determination of Fair Value

Assets

Investments

The fair value of syndicated loans obtained from third-party pricing services using a market approach with observable inputs is classified as Level 2. The fair value of syndicated loans obtained from third-party pricing services with a single non-binding broker quote as the underlying valuation source is classified as Level 3. The underlying inputs used in non-binding broker quotes are not readily available to the Company. See Note 14 for a description of the Company’s determination of the fair value of corporate debt securities, common stocks and other investments.

Receivables

For receivables of the consolidated CLOs, the carrying value approximates fair value as the nature of these assets has historically been short-term and the receivables have been collectible. The fair value of these receivables is classified as Level 2.

Liabilities

Debt

The fair value of the CLOs’ assets, typically syndicated bank loans, is more observable than the fair value of the CLOs’ debt tranches for which market activity is limited and less transparent. As a result, the fair value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets and is classified as Level 2.

Other Liabilities

Other liabilities consist primarily of securities purchased but not yet settled by consolidated CLOs. The carrying value approximates fair value as the nature of these liabilities has historically been short-term. The fair value of these liabilities is classified as Level 2. Other liabilities also include accrued interest on CLO debt.

RiverSource Life Insurance Company

Fair Value Option

The Company has elected the fair value option for the financial assets and liabilities of the consolidated CLOs. Management believes that the use of the fair value option better matches the changes in fair value of assets and liabilities related to the CLOs.

The following table presents the fair value and unpaid principal balance of loans and debt for which the fair value option has been elected:

	December 31,
(in millions)	2024	2023
Syndicated loans
Unpaid principal balance	$2,406	$2,190
Excess unpaid principal over fair value	(72)	(136)
Fair value	$2,334	$2,054
Fair value of loans more than 90 days past due	$1	$—
Fair value of loans in nonaccrual status	1	13
Difference between fair value and unpaid principal of loans more than 90 days past due, loans in nonaccrual status or both	5	40
Debt
Unpaid principal balance	$2,633	$2,362
Excess unpaid principal over fair value	(204)	(207)
Carrying value(1)	$2,429	$2,155

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.4 billion and $2.1 billion as of December 31, 2024 and 2023, respectively.

During 2024, the Company launched two new CLOs that issued debt of $816 million in total.

Interest income from syndicated loans, bonds and structured investments is recorded based on contractual rates in Net investment income. Gains and losses related to changes in the fair value of investments are recorded in Net investment income and gains and losses on sales of investments are recorded in Net realized investment gains (losses). Interest expense on debt is recorded in Interest and debt expense with gains and losses related to changes in the fair value of debt recorded in Net investment income.

Total net gains (losses) recognized in Net investment income related to the changes in fair value of investments the Company owns in the consolidated CLOs where it has elected the fair value option and collateralized financing entity accounting were immaterial for the years ended December 31, 2024, 2023 and 2022.

Debt of the consolidated investment entities and the stated interest rates were as follows:

	Carrying Value		Weighted Average Interest Rate
	December 31,		December 31,
(in millions)	2024	2023	2024	2023
Debt of consolidated CLOs due 2030-2038	$2,429	$2,155	5.9%	6.6%

The debt of the consolidated CLOs has both fixed and floating interest rates, which range from nil to 14.8%. The interest rates on the debt of CLOs are weighted average rates based on the outstanding principal and contractual interest rates.

6. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2024
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$13,803	$199	$(709)	$—	$13,293
Residential mortgage backed securities	4,302	15	(278)	—	4,039
Commercial mortgage backed securities	2,211	3	(114)	—	2,100
State and municipal obligations	627	29	(19)	(1)	636
Asset backed securities	2,176	15	(8)	—	2,183
Foreign government bonds and obligations	7	—	—	—	7
U.S. government and agency obligations	1	—	—	—	1
Total	$23,127	$261	$(1,128)	$(1)	$22,259

RiverSource Life Insurance Company

	December 31, 2023
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$10,828	$405	$(497)	$(1)	$10,735
Residential mortgage backed securities	3,886	20	(264)	—	3,642
Commercial mortgage backed securities	2,784	6	(193)	—	2,597
State and municipal obligations	717	61	(19)	(1)	758
Asset backed securities	1,545	7	(21)	—	1,531
Foreign government bonds and obligations	12	—	—	—	12
U.S. government and agency obligations	99	—	—	—	99
Total	$19,871	$499	$(994)	$(2)	$19,374

As of December 31, 2024 and 2023, accrued interest of $208 million and $168 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2024 and 2023, fixed maturity securities comprised approximately 88% and 87%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2024 and 2023, $497 million and $265 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2024			December 31, 2023
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$4,416	$4,284	19%	$4,558	$4,337	22%
AA	4,455	4,256	19	3,961	3,799	20
A	2,689	2,650	12	2,213	2,279	12
BBB	11,279	10,786	49	8,813	8,633	44
Below investment grade	288	283	1	326	326	2
Total fixed maturities	$23,127	$22,259	100%	$19,871	$19,374	100%

As of December 31, 2024 and 2023, approximately 55% and 61%, respectively, of securities rated AA were GNMA, FNMA and FHLMC mortgage backed securities. As of December 31, 2024, the Company had holdings in Ameriprise Advisor Financing 2, LLC (“AAF 2”), an affiliate of the Company, totaling $567 million that was 48% of the Company’s total shareholder’s equity. During June of 2024, the Company invested $310 million in new asset backed securities issued by Ameriprise Installment Financing, LLC. The asset backed securities are collateralized by a portfolio of loans issued to advisors affiliated with AFS, an affiliated broker dealer. As of December 31, 2024, the fair value of these asset backed securities was $312 million which represents 26% of the Company’s total shareholder’s equity. Also, the Company had an additional 47 issuers with holdings totaling $8.7 billion that individually were between 10% and 27% of the Company’s total shareholder’s equity as of December 31, 2024. As of December 31, 2023, the Company had holdings in AAF 2 totaling $554 million that was 48% of the Company’s total shareholder’s equity. Also, the Company had an additional 34 issuers with holdings totaling $5.8 billion that individually were between 10% and 23% of the Company’s total shareholder’s equity as of December 31, 2023. There were no other holdings of any other issuer greater than 10% of the Company’s total shareholder’s equity as of December 31, 2024 and 2023.

RiverSource Life Insurance Company

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2024
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	275	$5,272	$(177)	277	$3,975	$(532)	552	$9,247	$(709)
Residential mortgage backed securities	75	1,245	(25)	189	1,633	(253)	264	2,878	(278)
Commercial mortgage backed securities	16	265	(5)	166	1,589	(109)	182	1,854	(114)
State and municipal obligations	20	56	(2)	44	133	(17)	64	189	(19)
Asset backed securities	6	57	(1)	15	73	(7)	21	130	(8)
Foreign government bonds and obligations	—	—	—	2	6	—	2	6	—
Total	392	$6,895	$(210)	693	$7,409	$(918)	1,085	$14,304	$(1,128)

	December 31, 2023
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	43	$410	$(8)	340	$4,735	$(489)	383	$5,145	$(497)
Residential mortgage backed securities	30	389	(4)	204	2,114	(260)	234	2,503	(264)
Commercial mortgage backed securities	20	264	(4)	196	2,062	(189)	216	2,326	(193)
State and municipal obligations	5	29	(1)	47	137	(18)	52	166	(19)
Asset backed securities	5	102	—	32	684	(21)	37	786	(21)
U.S. government and agency obligations	1	—	—	—	—	—	1	—	—
Foreign government bonds and obligations	—	—	—	2	6	—	2	6	—
Total	104	$1,194	$(17)	821	$9,738	$(977)	925	$10,932	$(994)

As part of the Company’s ongoing monitoring process, management determined that the increase in gross unrealized loss on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2024 is primarily attributable to higher interest rates. The Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2024 and 2023, approximately 96% and 94%, respectively, of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in millions)	Corporate Debt Securities	State and Municipal Obligations	Total
Balance at January 1, 2022	$—	$1	$1
Additions for which credit losses were not previously recorded	20	—	20
Additional increases (decreases) on securities that had an allowance recorded in a previous period	—	1	1
Balance at December 31, 2022	20	2	22
Additions for which credit losses were not previously recorded	1	—	1
Reductions for securities sold during the period (realized)	(20)	(1)	(21)
Balance at December 31, 2023	1	1	2
Reductions for securities sold during the period (realized)	(1)	—	(1)
Balance at December 31, 2024	$—	$1	$1

RiverSource Life Insurance Company

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Gross realized investment gains	$34	$11	$28
Gross realized investment losses	(46)	(57)	(25)
Credit reversals (losses)	1	20	(21)
Other impairments	—	(1)	(70)
Total	$(11)	$(27)	$(88)

Credit losses recorded during the year ended December 31, 2022 and subsequently reversed due to sale of the security during the year ended December 31, 2023 relate to a corporate debt security in the communications industry. Other impairments for the years ended December 31, 2023 and 2022 related to Available-for-Sale securities which the Company intended to sell.

See Note 19 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2024 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$296	$294
Due after one year through five years	2,362	2,300
Due after five years through 10 years	5,507	5,216
Due after 10 years	6,273	6,127
	14,438	13,937
Residential mortgage backed securities	4,302	4,039
Commercial mortgage backed securities	2,211	2,100
Asset backed securities	2,176	2,183
Total	$23,127	$22,259

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of Net investment income:

	Years Ended December 31,
(in millions)	2024	2023	2022
Fixed maturities	$1,026	$830	$615
Mortgage loans	73	69	73
Other investments	473	431	159
	1,572	1,330	847
Less: investment expenses	26	26	20
Total	$1,546	$1,304	$827

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Fixed maturities	$(11)	$(27)	$(88)
Mortgage loans	(1)	1	(1)
Other investments	(69)	(44)	(11)
Total	$(81)	$(70)	$(100)

7. FINANCING RECEIVABLES

Financing receivables are comprised of commercial loans, policy loans and deposit receivables. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

RiverSource Life Insurance Company

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses:

(in millions)	Commercial Loans
Balance at January 1, 2022	$12
Provisions	1
Charge-offs	(2)
Balance at December 31, 2022	11
Provisions	(1)
Balance at December 31, 2023	10
Provisions	—
Balance at December 31, 2024	$10

As of December 31, 2024 and 2023, accrued interest on commercial loans was $17 million and $15 million, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of commercial loans.

Purchases and Sales

During the years ended December 31, 2024, 2023 and 2022, the Company purchased $3 million, $1 million and $42 million, respectively, of syndicated loans, and sold $2 million, $1 million and nil, respectively, of syndicated loans.

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

Credit Quality Information

There were no nonperforming loans as of both December 31, 2024 and 2023. All loans were considered to be performing.

Commercial Loans

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review.

Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. Commercial mortgage loans which management has assigned its highest risk rating were less than 1% of total commercial mortgage loans as of both December 31, 2024 and 2023. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. There were no commercial mortgage loans past due as of both December 31, 2024 and 2023.

The tables below present the amortized cost basis of commercial mortgage loans by year of origination and loan-to-value ratio:

	December 31, 2024
Loan-to-Value Ratio (in millions)	2024	2023	2022	2021	2020	Prior	Total
> 100%	$—	$—	$—	$—	$—	$15	$15
80% - 100%	—	—	—	—	10	48	58
60% - 80%	83	39	13	9	6	121	271
40% - 60%	87	22	39	67	37	338	590
< 40%	13	7	47	94	46	666	873
Total	$183	$68	$99	$170	$99	$1,188	$1,807

	December 31, 2023
Loan-to-Value Ratio (in millions)	2023	2022	2021	2020	2019	Prior	Total
> 100%	$—	$—	$—	$—	$2	$20	$22
80% - 100%	—	—	—	2	11	49	62
60% - 80%	55	26	6	14	40	102	243
40% - 60%	7	46	129	49	65	343	639
< 40%	7	31	43	37	71	580	769
Total	$69	$103	$178	$102	$189	$1,094	$1,735

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type. For the year ended December 31, 2024, write-offs of commercial mortgage loans were not material.

RiverSource Life Insurance Company

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31,		December 31,
(in millions)	2024	2023	2024	2023
East North Central	$177	$180	10%	10%
East South Central	40	47	2	3
Middle Atlantic	118	97	7	6
Mountain	149	130	8	8
New England	24	21	1	1
Pacific	602	595	33	34
South Atlantic	477	452	26	26
West North Central	117	105	7	6
West South Central	103	108	6	6
Total	$1,807	$1,735	100%	100%

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31,		December 31,
(in millions)	2024	2023	2024	2023
Apartments	$494	$454	27%	26%
Hotel	33	13	2	1
Industrial	337	293	19	17
Mixed use	58	54	3	3
Office	208	230	12	13
Retail	533	546	29	32
Other	144	145	8	8
Total	$1,807	$1,735	100%	100%

Syndicated Loans

The investment in syndicated loans as of December 31, 2024 and 2023 was $36 million and $57 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. There were no syndicated loans past due as of both December 31, 2024 and 2023. The Company assigns an internal risk rating to each syndicated loan in its portfolio ranging from 1 through 5, with 5 reflecting the lowest quality. For the year ended December 31, 2024, write-offs of syndicated loans were not material.

The tables below present the amortized cost basis of syndicated loans by origination year and internal risk rating:

	December 31, 2024
Internal Risk Rating (in millions)	2024	2023	2022	2021	2020	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	—	—	—	4	—	—	4
Risk 2	10	1	—	1	—	5	17
Risk 1	11	1	—	2	1	—	15
Total	$21	$2	$—	$7	$1	$5	$36

	December 31, 2023
Internal Risk Rating (in millions)	2023	2022	2021	2020	2019	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	—	—	7	—	1	1	9
Risk 2	6	1	9	2	6	—	24
Risk 1	6	2	9	1	5	1	24
Total	$12	$3	$25	$3	$12	$2	$57

RiverSource Life Insurance Company

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Deposit Receivables

Deposit receivables were $5.8 billion and $6.5 billion as of December 31, 2024 and 2023, respectively. Deposit receivables are collateralized by the fair value of the assets held in trusts. Based on management’s evaluation of the collateral value relative to the deposit receivables, the allowance for credit losses for deposit receivables was not material as of both December 31, 2024 and 2023.

Modifications with Borrowers Experiencing Financial Difficulty

Modifications of financing receivables with borrowers experiencing financial difficulty by the Company were not material for the years ended December 31, 2024 and 2023.

8. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The following tables summarize the balances of and changes in DAC:

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Balance at January 1, 2024	$1,481	$208	$35	$5	$110	$534
Capitalization of acquisition costs	24	98	—	—	—	64
Amortization	(117)	(30)	(7)	(1)	(7)	(45)
Balance at December 31, 2024	$1,388	$276	$28	$4	$103	$553

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2024	$223	$2	$6	$17	$75	$2,696
Capitalization of acquisition costs	3	—	5	2	3	199
Amortization	(16)	—	(1)	(2)	(8)	(234)
Balance at December 31, 2024	$210	$2	$10	$17	$70	$2,661

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Balance at January 1, 2023	$1,582	$149	$45	$6	$118	$521
Capitalization of acquisition costs	23	83	—	—	—	57
Amortization	(124)	(24)	(10)	(1)	(8)	(44)
Balance at December 31, 2023	$1,481	$208	$35	$5	$110	$534

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2023	$236	$3	$2	$18	$79	$2,759
Capitalization of acquisition costs	4	—	4	1	4	176
Amortization	(17)	(1)	—	(2)	(8)	(239)
Balance at December 31, 2023	$223	$2	$6	$17	$75	$2,696

The following tables summarize the balances of and changes in DSIC:

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2024	$134	$12	$146
Amortization	(13)	(2)	(15)
Balance at December 31, 2024	$121	$10	$131

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2023	$149	$16	$165
Amortization	(15)	(4)	(19)
Balance at December 31, 2023	$134	$12	$146

RiverSource Life Insurance Company

9. REINSURANCE

The Company reinsures a portion of its insurance risks through reinsurance agreements with unaffiliated reinsurance companies. The Company reinsures 100% of its insurance risk associated with its life contingent payout annuity policies in force as of June 30, 2021 through a reinsurance agreement with Global Atlantic Financial Group’s subsidiary Commonwealth Annuity and Life Insurance Company. Policies issued on or after July 1, 2021 and policies issued by RiverSource Life of NY are not subject to this reinsurance agreement.

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual UL and VUL insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

For IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its UL product with LTC benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retains the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only, which are about 90% of the total RiverSource Life of NY in force policies. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states starting in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold prior to 2007 (2010 for RiverSource Life of NY). The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2024 and 2023, traditional life and UL insurance policies in force were $198.1 billion and $198.8 billion, respectively, of which $143.5 billion and $144.7 billion as of December 31, 2024 and 2023 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Direct premiums	$696	$674	$530
Reinsurance ceded	(224)	(226)	(224)
Net premiums	$472	$448	$306

Policy and contract charges are presented on the Consolidated Statements of Income net of $188 million, $180 million and $165 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2024, 2023 and 2022, respectively.

The amount of claims recovered through reinsurance on all contracts was $466 million, $438 million and $435 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Reinsurance recoverables include approximately $2.6 billion and $2.8 billion related to LTC risk ceded to Genworth as of December 31, 2024 and 2023, respectively.

Policyholder account balances, future policy benefits and claims include $351 million and $376 million related to previously assumed reinsurance arrangements as of December 31, 2024 and 2023, respectively.

RiverSource Life Insurance Company

10. POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,	December 31,
(in millions)	2024	2023
Policyholder account balances
Policyholder account balances	$32,542	$27,947
Future policy benefits
Reserve for future policy benefits	7,418	7,763
Deferred profit liability	118	81
Additional liabilities for insurance guarantees	1,389	1,321
Other insurance and annuity liabilities	192	213
Total future policy benefits	9,117	9,378
Policy claims and other policyholders’ funds	204	210
Total policyholder account balances, future policy benefits and claims	$41,863	$37,535

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain a GMDB. The Company previously offered contracts with GMAB, GMWB, and GMIB provisions. See Note 2 and Note 12 for information regarding the Company’s variable annuity guarantees. See Note 14 and Note 18 for additional information regarding the Company’s derivative instruments used to hedge risks related to these guarantees.

Structured Variable Annuities

Structured variable annuities provide contractholders the option to allocate a portion of their account value to an indexed account held in a non-insulated separate account with the contractholder’s rate of return, which may be positive or negative, tied to selected indices. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the equity and interest rate risk related to the indexed account with freestanding derivative instruments.

Fixed Annuities

Fixed annuities include deferred, payout and fixed deferred indexed annuity contracts. In 2020, the Company discontinued sales of fixed deferred and fixed deferred indexed annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

The Company’s fixed index annuity product is a fixed annuity that includes an indexed account. The rate of interest credited above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap). The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value.

See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to indexed accounts.

Insurance Liabilities

UL policies accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion of their account balance to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest for funds allocated by a contractholder to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread). The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with freestanding derivative instruments. See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

RiverSource Life Insurance Company

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims, unpaid reported claims and claim adjustment expenses.

The balances of and changes in policyholder account balances were as follows:

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
Balance at January 1, 2024	$4,173	$10,742	$5,982	$307	$444
Contract deposits	56	4,005	39	—	101
Policy charges	(14)	(3)	—	—	—
Surrenders and other benefits	(628)	(383)	(856)	(16)	(110)
Net transfer from (to) separate account liabilities	(32)	—	—	—	—
Variable account index-linked adjustments	—	1,968	—	—	—
Interest credited	125	1	204	14	12
Balance at December 31, 2024	$3,680	$16,330	$5,369	$305	$447
Weighted-average crediting rate	3.3%	1.9%	3.7%	2.0%	N/A
Cash surrender value(1)	$3,658	$15,467	$5,365	$279	N/A

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$1,474	$1,569	$2,755	$501	$27,947
Contract deposits	117	333	181	—	4,832
Policy charges	(173)	(93)	(124)	—	(407)
Surrenders and other benefits	(62)	(80)	(79)	(52)	(2,266)
Net transfer from (to) separate account liabilities	—	(145)	—	—	(177)
Variable account index-linked adjustments	—	—	—	—	1,968
Interest credited	49	63	161	16	645
Balance at December 31, 2024	$1,405	$1,647	$2,894	$465	$32,542
Weighted-average crediting rate	3.6%	3.9%	2.3%	4.0%
Net amount at risk	$8,312	$57,473	$13,593	$130
Cash surrender value(1)	$1,280	$1,092	$2,447	$298

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
Balance at January 1, 2023	$4,752	$6,410	$6,799	$312	$471
Contract deposits	73	3,084	47	—	91
Policy charges	(10)	—	—	—	—
Surrenders and other benefits	(759)	(156)	(1,086)	(10)	(127)
Net transfer from (to) separate account liabilities	(25)	—	—	—	—
Variable account index-linked adjustments	—	1,403	—	—	—
Interest credited	142	1	222	5	9
Balance at December 31, 2023	$4,173	$10,742	$5,982	$307	$444
Weighted-average crediting rate	3.3%	1.8%	3.6%	2.0%	N/A
Cash surrender value(1)	$4,146	$10,129	$5,974	$278	N/A

RiverSource Life Insurance Company

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2023	$1,544	$1,520	$2,654	$524	$24,986
Contract deposits	123	272	193	1	3,884
Policy charges	(176)	(94)	(121)	—	(401)
Surrenders and other benefits	(69)	(78)	(53)	(44)	(2,382)
Net transfer from (to) separate account liabilities	—	(107)	—	—	(132)
Variable account index-linked adjustments	—	—	—	—	1,403
Interest credited	52	56	82	20	589
Balance at December 31, 2023	$1,474	$1,569	$2,755	$501	$27,947
Weighted-average crediting rate	3.6%	3.9%	2.0%	4.0%
Net amount at risk	$8,740	$57,291	$14,407	$141
Cash surrender value(1)	$1,330	$1,065	$2,271	$326

(1)

Cash surrender value represents the amount of the contractholder’s account balances distributable at the balance sheet date less certain surrender charges. For variable annuities and VUL, the cash surrender value shown is the proportion of the total cash surrender value related to their fixed account liabilities.

Refer to Note 12 for the net amount at risk for market risk benefits associated with variable and structured variable annuities. Fixed, fixed indexed, and non-life contingent payout annuities do not have net amount at risk in excess of account value. Net amount at risk for insurance products is calculated as the death benefit amount in excess of applicable account values, host, embedded derivative, and separate account liabilities.

The following tables present the account values of fixed deferred annuities, fixed insurance, and the fixed portion of variable annuities and variable insurance contracts by range of guaranteed minimum interest rates (“GMIRs”) and the range of the difference between rates credited to policyholders and contractholders as of December 31, 2024 and 2023 and the respective guaranteed minimums, as well as the percentage of account values subject to rate reset in the time period indicated. Rates are reset at management’s discretion, subject to guaranteed minimums.

				December 31, 2024
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$24	$95	$65	$17	$—	$201
	2%	–	2.99%	112	—	—	—	—	112
	3%	–	3.99%	1,894	7	—	1	—	1,902
	4%	–	5.00%	1,412	—	—	—	—	1,412

	Total			$3,442	$102	$65	$18	$—	$3,627

Fixed accounts of structured variable annuities	1%	–	1.99%	$2	$20	$9	$—	$—	$31
	2%	–	2.99%	13	—	—	—	—	13
	3%	–	3.99%	1	—	—	—	—	1
	4%	–	5.00%	—	—	—	—	—	—

	Total			$16	$20	$9	$—	$—	$45

Fixed annuities	1%	–	1.99%	$85	$237	$152	$89	$14	$577
	2%	–	2.99%	22	14	2	—	—	38
	3%	–	3.99%	2,410	—	—	—	—	2,410
	4%	–	5.00%	2,331	—	—	—	—	2,331

	Total			$4,848	$251	$154	$89	$14	$5,356

Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$—	$2	$5	$14	$—	$21
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$2	$5	$14	$—	$21

Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	50	4	15	—	—	69
	3%	–	3.99%	821	—	4	6	—	831
	4%	–	5.00%	473	4	—	—	—	477

	Total			$1,344	$8	$19	$6	$—	$1,377

RiverSource Life Insurance Company

				December 31, 2024
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable universal life insurance	1%	–	1.99%	$—	$—	$4	$1	$41	$46
	2%	–	2.99%	7	14	—	1	12	34
	3%	–	3.99%	108	1	2	12	—	123
	4%	–	5.00%	564	21	—	—	—	585

	Total			$679	$36	$6	$14	$53	$788

Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$4	$2	$—	$6
	2%	–	2.99%	—	125	—	—	—	125
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$125	$4	$2	$—	$131

Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	28	—	—	—	—	28
	4%	–	5.00%	268	—	—	—	—	268

	Total			$296	$—	$—	$—	$—	$296

Total	1%	–	1.99%	$111	$354	$239	$123	$55	$882
	2%	–	2.99%	204	157	17	1	12	391
	3%	–	3.99%	5,262	8	6	19	—	5,295
	4%	–	5.00%	5,048	25	—	—	—	5,073

	Total			$10,625	$544	$262	$143	$67	$11,641

Percentage of total account values that reset in:
Next 12 months				100.0%	100.0%	99.9%	100.0%	99.8%	100.0%
> 12 months to 24 months				—	—	—	—	—	—
> 24 months				—	—	0.1	—	0.2	—
Total				100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

				December 31, 2023
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$43	$131	$52	$15	$2	$243
	2%	–	2.99%	137	1	—	—	—	138
	3%	–	3.99%	2,214	—	—	1	—	2,215
	4%	–	5.00%	1,514	—	—	—	—	1,514

	Total			$3,908	$132	$52	$16	$2	$4,110

Fixed accounts of structured variable annuities	1%	–	1.99%	$1	$18	$7	$2	$—	$28
	2%	–	2.99%	11	—	—	—	—	11
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$12	$18	$7	$2	$—	$39

Fixed annuities	1%	–	1.99%	$107	$377	$183	$93	$—	$760
	2%	–	2.99%	36	14	1	—	—	51
	3%	–	3.99%	2,816	1	—	—	—	2,817
	4%	–	5.00%	2,339	—	—	—	—	2,339

	Total			$5,298	$392	$184	$93	$—	$5,967

RiverSource Life Insurance Company

				December 31, 2023
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$—	$2	$7	$13	$—	$22
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$2	$7	$13	$—	$22

Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	51	3	9	—	—	63
	3%	–	3.99%	854	1	4	4	—	863
	4%	–	5.00%	518	1	—	—	—	519

	Total			$1,423	$5	$13	$4	$—	$1,445

Fixed accounts of variable universal life insurance	1%	–	1.99%	$—	$2	$4	$—	$24	$30
	2%	–	2.99%	13	12	—	1	8	34
	3%	–	3.99%	122	2	3	6	—	133
	4%	–	5.00%	607	6	—	—	—	613

	Total			$742	$22	$7	$7	$32	$810

Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$2	$—	$—	$2
	2%	–	2.99%	128	—	—	—	—	128
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$128	$—	$2	$—	$—	$130

Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	30	—	—	—	—	30
	4%	–	5.00%	295	—	—	—	—	295

	Total			$325	$—	$—	$—	$—	$325

Total	1%	–	1.99%	$151	$530	$255	$123	$26	$1,085
	2%	–	2.99%	376	30	10	1	8	425
	3%	–	3.99%	6,036	4	7	11	—	6,058
	4%	–	5.00%	5,273	7	—	—	—	5,280

	Total			$11,836	$571	$272	$135	$34	$12,848

Percentage of total account values that reset in:
Next 12 months				99.9%	99.5%	99.3%	100.0%	100.0%	99.9%
> 12 months to 24 months				0.1	0.5	0.6	—	—	0.1
> 24 months				—	—	0.1	—	—	—
Total				100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Company

The following tables summarize the balances of and changes in the liability for future policy benefits:

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2024	$—	$703	$104	$1,146	$1,953
Beginning balance at original discount rate	—	708	105	1,137	1,950
Effect of changes in cash flow assumptions	—	57	(39)	55	73
Effect of actual variances from expected experience	—	(16)	(13)	(26)	(55)
Adjusted beginning of year balance	$—	$749	$53	$1,166	$1,968
Issuances	201	63	9	—	273
Interest accrual	1	38	3	55	97
Net premiums collected	(202)	(76)	(6)	(149)	(433)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$774	$59	$1,072	$1,905
Effect of changes in discount rate assumptions	—	(37)	(6)	(15)	(58)
Balance at December 31, 2024	$—	$737	$53	$1,057	$1,847
Present Value of Future Policy Benefits:
Balance at January 1, 2024	$1,164	$1,325	$661	$6,561	$9,711
Beginning balance at original discount rate	1,222	1,291	621	6,507	9,641
Effect of changes in cash flow assumptions	(24)	67	(61)	58	40
Effect of actual variances from expected experience	(8)	(16)	(25)	(48)	(97)
Adjusted beginning of year balance	$1,190	$1,342	$535	$6,517	$9,584
Issuances	201	63	9	—	273
Interest accrual	56	73	34	323	486
Benefit payments	(158)	(125)	(43)	(432)	(758)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,289	$1,353	$535	$6,408	$9,585
Effect of changes in discount rate assumptions	(85)	(31)	10	(221)	(327)
Balance at December 31, 2024	$1,204	$1,322	$545	$6,187	$9,258
Adjustment due to reserve flooring	$—	$7	$—	$—	$7
Net liability for future policy benefits	$1,204	$592	$492	$5,130	$7,418
Less: reinsurance recoverable	759	424	20	2,591	3,794
Net liability for future policy benefits, after reinsurance recoverable	$445	$168	$472	$2,539	$3,624
Discounted expected future gross premiums	$—	$1,672	$836	$1,247	$3,755
Expected future gross premiums	$—	$2,921	$1,196	$1,713	$5,830
Expected future benefit payments	$1,846	$2,286	$899	$10,522	$15,553
Weighted average interest accretion rate	4.5%	6.0%	6.3%	5.0%
Weighted average discount rate	5.4%	5.6%	5.6%	5.7%
Weighted average duration of liability (in years)	6	7	7	8

RiverSource Life Insurance Company

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2023	$—	$686	$134	$1,207	$2,027
Beginning balance at original discount rate	—	708	137	1,220	2,065
Effect of changes in cash flow assumptions	—	(19)	(19)	19	(19)
Effect of actual variances from expected experience	—	(2)	(18)	(3)	(23)
Adjusted beginning of year balance	$—	$687	$100	$1,236	$2,023
Issuances	177	55	12	—	244
Interest accrual	1	36	5	59	101
Net premiums collected	(178)	(70)	(12)	(158)	(418)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$708	$105	$1,137	$1,950
Effect of changes in discount rate assumptions	—	(5)	(1)	9	3
Balance at December 31, 2023	$—	$703	$104	$1,146	$1,953
Present Value of Future Policy Benefits:
Balance at January 1, 2023	$1,065	$1,319	$696	$6,439	$9,519
Beginning balance at original discount rate	1,155	1,313	669	6,569	9,706
Effect of changes in cash flow assumptions	—	(18)	(25)	9	(34)
Effect of actual variances from expected experience	(10)	(1)	(29)	5	(35)
Adjusted beginning of year balance	$1,145	$1,294	$615	$6,583	$9,637
Issuances	177	56	11	—	244
Interest accrual	50	73	37	329	489
Benefit payments	(150)	(132)	(42)	(405)	(729)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,222	$1,291	$621	$6,507	$9,641
Effect of changes in discount rate assumptions	(58)	34	40	54	70
Balance at December 31, 2023	$1,164	$1,325	$661	$6,561	$9,711
Adjustment due to reserve flooring	$—	$5	$—	$—	$5
Net liability for future policy benefits	$1,164	$627	$557	$5,415	$7,763
Less: reinsurance recoverable	880	440	22	2,738	4,080
Net liability for future policy benefits, after reinsurance recoverable	$284	$187	$535	$2,677	$3,683
Discounted expected future gross premiums	$—	$1,764	$904	$1,325	$3,993
Expected future gross premiums	$—	$2,938	$1,269	$1,786	$5,993
Expected future benefit payments	$1,726	$2,166	$1,068	$10,850	$15,810
Weighted average interest accretion rate	4.2%	6.2%	6.1%	5.0%
Weighted average discount rate	4.9%	5.1%	5.1%	5.1%
Weighted average duration of liability (in years)	7	7	8	8

Impacts of the annual review of policy benefit reserves assumptions are reflected within the effect of changes in cash flow assumptions in the disaggregated rollforwards above. The annual review of policy benefit reserves assumptions in the third quarter of 2024 resulted in a net decrease in future policy benefit reserves, primarily due to decreased disability income insurance claim incidence rates. The annual review of policy benefit reserves assumptions in the third quarter of 2023 resulted in a net decrease in future policy benefit reserves, primarily due to updates to LTC premium rate increase assumptions.

The balances of and changes in additional liabilities related to insurance guarantees were as follows:

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$1,225	$81	$15	$1,321
Interest accrual	37	6	1	44
Benefit accrual	133	8	3	144
Benefit payments	(69)	(13)	(5)	(87)
Effect of actual variances from expected experience	(2)	(1)	(1)	(4)
Impact of change in net unrealized (gains) losses on securities	(23)	(1)	(5)	(29)
Balance at December 31, 2024	$1,301	$80	$8	$1,389
Weighted average interest accretion rate	3.0%	7.0%	3.9%
Weighted average discount rate	3.2%	7.1%	4.0%
Weighted average duration of reserves (in years)	10	8	6

RiverSource Life Insurance Company

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2023	$1,100	$74	$12	$1,186
Interest accrual	35	5	1	41
Benefit accrual	128	8	2	138
Benefit payments	(50)	(18)	(4)	(72)
Effect of actual variances from expected experience	(13)	11	(2)	(4)
Impact of change in net unrealized (gains) losses on securities	25	1	6	32
Balance at December 31, 2023	$1,225	$81	$15	$1,321
Weighted average interest accretion rate	3.0%	6.9%	4.0%
Weighted average discount rate	3.2%	7.1%	4.0%
Weighted average duration of reserves (in years)	10	8	6

The amount of revenue and interest recognized in the Statement of Income was as follows:

	Years Ended December 31,
	2024		2023
(in millions)	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense
Life contingent payout annuities	$226	$55	$196	$49
Term and whole life insurance	172	35	169	37
Disability income insurance	119	31	124	32
Long term care insurance	179	268	185	270
Total	$696	$389	$674	$388

The following tables summarize the balances of and changes in unearned revenue:

(in millions)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Total, All Products
Balance at January 1, 2024	$27	$196	$266	$489
Deferral of revenue	—	70	51	121
Amortization	(1)	(17)	(22)	(40)
Balance at December 31, 2024	$26	$249	$295	$570
Balance at January 1, 2023	$27	$150	$233	$410
Deferral of revenue	1	59	52	112
Amortization	(1)	(13)	(19)	(33)
Balance at December 31, 2023	$27	$196	$266	$489

11. SEPARATE ACCOUNT ASSETS AND LIABILITIES

The fair value of separate account assets is invested exclusively in mutual funds.

The balances of and changes in separate account liabilities were as follows:

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2024	$65,839	$8,795	$74,634
Premiums and deposits	933	500	1,433
Policy charges	(1,365)	(307)	(1,672)
Surrenders and other benefits	(6,990)	(412)	(7,402)
Investment return	7,293	1,199	8,492
Net transfer from (to) general account	27	64	91
Balance at December 31, 2024	$65,737	$9,839	$75,576
Cash surrender value	$64,411	$9,220	$73,631

RiverSource Life Insurance Company

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2023	$63,223	$7,653	$70,876
Premiums and deposits	835	459	1,294
Policy charges	(1,343)	(292)	(1,635)
Surrenders and other benefits	(5,378)	(317)	(5,695)
Investment return	8,477	1,250	9,727
Net transfer from (to) general account	25	42	67
Balance at December 31, 2023	$65,839	$8,795	$74,634
Cash surrender value	$64,280	$8,263	$72,543

12. MARKET RISK BENEFITS

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Most of the variable annuity contracts issued by the Company contain a GMDB provision. The Company previously offered contracts containing GMWB, GMAB, or GMIB provisions.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract.

The Company has the following primary GMDB provisions:

•	Return of premium – provides purchase payments minus adjusted partial surrenders.

•

Reset – provides that the value resets to the account value at specified contract anniversary intervals minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet – provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue could obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Individual variable annuity contracts may have both a death benefit and a living benefit. Net amount at risk is quantified for each benefit and a composite net amount at risk is calculated using the greater of the death benefit or living benefit for each individual contract. The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

RiverSource Life Insurance Company

The following tables summarize the balances of and changes in market risk benefits:

	Years Ended December 31,
(in millions, except age)	2024	2023	2022
Balance at beginning of period	$335	$1,103	$2,901
Issuances	24	17	27
Interest accrual and time decay	(66)	(53)	(237)
Reserve increase from attributed fees collected	790	788	810
Reserve release for benefit payments and derecognition	(11)	(35)	(29)
Effect of changes in interest rates and bond markets	(1,078)	(367)	(4,193)
Effect of changes in equity markets and subaccount performance	(1,228)	(1,267)	2,258
Effect of changes in equity index volatility	59	(67)	205
Actual policyholder behavior different from expected behavior	71	5	17
Effect of changes in other future expected assumptions	106	128	(139)
Effect of changes in the instrument-specific credit risk on market risk benefits	79	83	(517)
Balance at end of period	$(919)	$335	$1,103
Reconciliation of the gross balances in an asset or liability position:
Asset position	$2,182	$1,427	$1,015
Liability position	(1,263)	(1,762)	(2,118)
Net asset (liability) position	$919	$(335)	$(1,103)
Guaranteed benefit amount in excess of current account balances (net amount at risk):
Death benefits	$462	$913	$2,781
Living benefits	$2,429	$2,513	$3,364
Composite (greater of)	$2,829	$3,308	$5,830
Weighted average attained age of contractholders	69	69	68
Changes in unrealized (gains) losses in net income relating to liabilities held at end of period	$(2,111)	$(1,551)	$(2,044)
Changes in unrealized (gains) losses in other comprehensive income (loss) relating to liabilities held at end of period	$85	$84	$(505)

The following tables provide a summary of the significant inputs and assumptions used in the fair value measurements developed by the Company or reasonably available to the Company of market risk benefits:

	December 31, 2024
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$(919)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	52.8%	11.9%
			Surrender rate(2)	0.4%	–	75.0%	3.3%
			Market volatility(3)	0.0%	–	24.6%	10.3%
			Nonperformance risk(4)	65 bps			65	bps
			Mortality rate(5)	0.0%	–	41.6%	1.7%

	December 31, 2023
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$335	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	48.0%	11.6%
			Surrender rate(2)	0.3%	–	75.0%	3.7%
			Market volatility(3)	0.0%	–	25.2%	10.6%
			Nonperformance risk(4)	85 bps			85	bps
			Mortality rate(5)	0.0%	–	41.6%	1.6%

(1)

The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year. The weighted average utilization rate represents the average assumption, weighted based on the benefit base. The calculation excludes policies that have already started taking withdrawals.

(2)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(3)

Market volatility represents the implied volatility of each contractholder’s mix of funds. The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

(4)	The nonperformance risk is the spread added to the U.S. Treasury curve.
(5)	The weighted average mortality rate represents the average assumption weighted based on the account value of each contract.

RiverSource Life Insurance Company

Changes to Significant Inputs and Assumptions:

During the years ended December 31, 2024 and 2023, the Company updated inputs and assumptions based on management’s review of experience studies. These updates resulted in the following notable changes in the fair value estimates of market risk benefits calculations:

Year ended December 31, 2024

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $15 million.

•	Updates to surrender assumptions resulted in a decrease to pretax income of $83 million.

Year ended December 31, 2023

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $18 million.

•	Updates to surrender assumptions resulted in a decrease to pretax income of $110 million.

Refer to the rollforward of market risk benefits for the impacts of changes to interest rate, equity market, volatility and nonperformance risk assumptions.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in utilization and volatility used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender assumptions used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in mortality assumptions used in the fair value measurement of the death benefit portion of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value whereas significant increases (decreases) in mortality rates used in the fair value measurement of the life contingent portion of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Surrender assumptions, utilization assumptions and mortality assumptions vary with the type of base product, type of rider, duration of the policy, age of the contractholder, calendar year of the projection, previous withdrawal history, and the relationship between the value of the guaranteed benefit and the contract accumulation value.

Determination of Fair Value

The Company values market risk benefits using internal valuation models. These models include observable capital market assumptions and significant unobservable inputs related to implied volatility, contractholder behavior assumptions that include margins for risk, and the Company’s nonperformance risk. These measurements are classified as Level 3.

13. DEBT

Short-Term Borrowings

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has accessed collateralized borrowings from the FHLB and has pledged (granted a lien on) certain investments as collateral, primarily commercial mortgage backed securities and residential mortgage backed securities, with an aggregate fair value of $964 million and $1.1 billion as of December 31, 2024 and 2023, respectively. The amount of the Company’s liability including accrued interest was $201 million as of both December 31, 2024 and 2023. The remaining maturity of outstanding FHLB advances was less than three months as of both December 31, 2024 and 2023. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2024 and 2023 was 4.6% and 5.6%, respectively.

Lines of Credit

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate under the agreement is a Daily Simple Secured Overnight Financing Rate plus 0.1% (“Adjusted Daily Simple SOFR”) plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2024 and 2023.

RiverSource Life of NY, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed the lesser of $25 million or 3% of RiverSource Life of NY’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt

RiverSource Life Insurance Company

of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. The credit agreement is amended to extend the maturity on an annual basis with Ameriprise Financial, subject to the New York Department of Financial Services’ non-disapproval. There were no amounts outstanding on this line of credit as of both December 31, 2024 and 2023.

RTA, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender not to exceed $100 million. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2024 and 2023.

Long-Term Debt

The Company has a $500 million unsecured 3.5% surplus note due December 31, 2050 to Ameriprise Financial. The surplus note is subordinate in right of payment to the prior payment in full of the Company’s obligations to policyholders, claimants and beneficiaries and all other creditors. No payment of principal or interest shall be made without the prior approval of the Minnesota Department of Commerce and such payments shall be made only from RiverSource Life Insurance Company’s statutory surplus. Interest payments, which commenced on June 30, 2021, are due semiannually in arrears on June 30 and December 31. Subject to the preceding conditions, the Company may prepay all or a portion of the principal at any time. The outstanding balance was $500 million as of both December 31, 2024 and 2023 and is recorded in Long-term debt.

14. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis (See Note 5 for the balances of assets and liabilities for consolidated investment entities):

	December 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$12,721	$572	$13,293
Residential mortgage backed securities	—	4,039	—	4,039
Commercial mortgage backed securities	—	2,100	—	2,100
State and municipal obligations	—	636	—	636
Asset backed securities	—	1,302	881	2,183
Foreign government bonds and obligations	—	7	—	7
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities	1	20,805	1,453	22,259
Cash equivalents	1,215	1,227	—	2,442
Market risk benefits	—	—	2,182	2,182	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	55	55
Other assets:
Interest rate derivative contracts	—	179	—	179
Equity derivative contracts	114	8,829	—	8,943
Foreign exchange derivative contracts	2	40	—	42
Credit derivative contracts	—	59	—	59
Total other assets	116	9,107	—	9,223
Separate account assets at net asset value (“NAV”)				75,576	(2)
Total assets at fair value	$1,332	$31,139	$3,690	$111,737

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$—	$53	$53
IUL embedded derivatives	—	—	1,002	1,002
Structured variable annuity embedded derivatives	—	—	2,461	2,461
Total policyholder account balances, future policy benefits and claims	—	—	3,516	3,516	(3)
Market risk benefits	—	—	1,263	1,263	(1)
Other liabilities:
Interest rate derivative contracts	1	323	—	324
Equity derivative contracts	172	5,159	—	5,331
Foreign exchange derivative contracts	—	7	—	7
Total other liabilities	173	5,489	—	5,662
Total liabilities at fair value	$173	$5,489	$4,779	$10,441

RiverSource Life Insurance Company

	December 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$10,283	$452	$10,735
Residential mortgage backed securities	—	3,642	—	3,642
Commercial mortgage backed securities	—	2,597	—	2,597
State and municipal obligations	—	758	—	758
Asset backed securities	—	976	555	1,531
Foreign government bonds and obligations	—	12	—	12
U.S. government and agency obligations	99	—	—	99
Total Available-for-Sale securities	99	18,268	1,007	19,374
Cash equivalents	558	2,012	—	2,570
Market risk benefits	—	—	1,427	1,427	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	51	51
Other assets:
Interest rate derivative contracts	1	184	—	185
Equity derivative contracts	65	4,945	—	5,010
Foreign exchange derivative contracts	1	20	—	21
Credit derivative contracts	—	1	—	1
Total other assets	67	5,150	—	5,217
Separate account assets at NAV				74,634	(2)
Total assets at fair value	$724	$25,430	$2,485	$103,273

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$3	$49	$52
IUL embedded derivatives	—	—	873	873
Structured variable annuity embedded derivatives	—	—	1,011	1,011
Total policyholder account balances, future policy benefits and claims	—	3	1,933	1,936	(3)
Market risk benefits	—	—	1,762	1,762	(1)
Other liabilities:
Interest rate derivative contracts	1	304	—	305
Equity derivative contracts	95	3,355	—	3,450
Foreign exchange derivative contracts	1	3	—	4
Credit derivative contracts	—	106	—	106
Total other liabilities	97	3,768	—	3,865
Total liabilities at fair value	$97	$3,771	$3,695	$7,563

(1)

See Note 12 for additional information related to market risk benefits, including the balances of and changes in market risk benefits as well as the significant inputs and assumptions used in the fair value measurements of market risk benefits.

(2)

Amounts are comprised of financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(3)	The Company’s adjustment for nonperformance risk resulted in a $211 million and $195 million cumulative decrease to the embedded derivatives as of December 31, 2024 and 2023, respectively.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities					Receivables
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2024	$452	$—	$555	$1,007		$51
Total gains (losses) included in:
Net income	1	—	—	1	(1)	8
Other comprehensive income (loss)	1	—	15	16		—
Purchases	227	64	334	625		—
Settlements	(109)	(1)	—	(110)		(4)
Transfers out of Level 3	—	(63)	(23)	(86)		—
Balance at December 31, 2024	$572	$—	$881	$1,453		$55
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2024	$1	$—	$—	$1	(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2024	$(2)	$—	$15	$13		$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2024	$49		$873		$1,011		$1,933
Total (gains) losses included in:
Net income	8	(2)	255	(2)	1,670	(3)	1,933
Issues	—		23		114		137
Settlements	(4)		(149)		(334)		(487)
Balance at December 31, 2024	$53		$1,002		$2,461		$3,516
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2024	$—		$255	(2)	$1,670	(3)	$1,925

	Available-for-Sale Securities				Receivables
(in millions)	Corporate Debt Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2023	$395	$545	$940		$48
Total gains (losses) included in:
Net income	—	—	—	(1)	6
Other comprehensive income (loss)	12	10	22		—
Purchases	110	—	110		—
Settlements	(65)	—	(65)		(3)
Balance at December 31, 2023	$452	$555	$1,007		$51
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2023	$11	$10	$21		$—

RiverSource Life Insurance Company

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2023	$44		$739		$(137	)(4)	$646
Total (gains) losses included in:
Net income	8	(2)	198	(2)	1,166	(3)	1,372
Issues	—		59		104		163
Settlements	(3)		(123)		(122)		(248)
Balance at December 31, 2023	$49		$873		$1,011		$1,933
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2023	$—		$198	(2)	$1,166	(3)	$1,364

	Available-for-Sale Securities					Receivables
(in millions)	Corporate Debt Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2022	$496	$—	$291	$787		$59
Total gains (losses) included in:
Net income	(1)	—	—	(1	)(1)	(8)
Other comprehensive income (loss)	(44)	—	(25)	(69)		—
Purchases	29	30	564	623		—
Settlements	(85)	—	(285)	(370)		(3)
Transfers out of Level 3	—	(30)	—	(30)		—
Balance at December 31, 2022	$395	$—	$545	$940		$48
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2022	$(1)	$—	$—	$(1	)(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2022	$(42)	$—	$(21)	$(63)		$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2022	$56		$905		$406		$1,367
Total (gains) losses included in:
Net income	(9	)(2)	(105	)(2)	(633	)(3)	(747)
Issues	—		51		90		141
Settlements	(3)		(112)		—		(115)
Balance at December 31, 2022	$44		$739		$(137	)(4)	$646
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2022	$—		$(105	)(2)	$(633	)(3)	$(738)

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.
(3)	Included in Benefits, claims, losses and settlement expenses.
(4)	The fair value of the structured variable annuity embedded derivatives was a net asset as of January 1, 2023 and December 31, 2022 and the amounts are presented as contra liabilities.

The increase to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $14 million, $51 million and $45 million, net of the reinsurance accrual, for the years ended December 31, 2024, 2023 and 2022, respectively.

RiverSource Life Insurance Company

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2024
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$572	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.8%	–	1.7%	1.2%
Asset backed securities	$881	Discounted cash flow	Annual default rate(2)	2.2%	–	4.4%	3.6%
			Loss severity	25.0%			25.0%
			Constant prepayment rate(2)	0.0%	–	1.0%	0.4%
			Yield/spread to U.S. Treasuries(3)	190 bps	–	360 bps	205	bps
Fixed deferred indexed annuity ceded embedded derivatives	$55	Discounted cash flow	Surrender rate(4)	0.0%	–	89.1%	10.6%
Fixed deferred indexed annuity embedded derivatives	$53	Discounted cash flow	Surrender rate(4)	0.0%	–	89.1%	10.6%
			Nonperformance risk(5)	65 bps			65	bps
IUL embedded derivatives	$1,002	Discounted cash flow	Nonperformance risk(5)	65 bps			65	bps
Structured variable annuity embedded derivatives	$2,461	Discounted cash flow	Surrender rate(4)	0.5%	–	75.0%	1.7%
			Nonperformance risk(5)	65 bps			65	bps

	December 31, 2023
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$451	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	1.0%	–	2.4%	1.2%
Asset backed securities	$555	Discounted cash flow	Annual default rate(2)	3.1%			3.1%
			Loss severity	25.0%			25.0%
			Yield/spread to U.S. Treasuries(3)	275 bps	–	515 bps	284	bps
Fixed deferred indexed annuity ceded embedded derivatives	$51	Discounted cash flow	Surrender rate(4)	0.0%	–	66.8%	1.4%
Fixed deferred indexed annuity embedded derivatives	$49	Discounted cash flow	Surrender rate(4)	0.0%	–	66.8%	1.4%
			Nonperformance risk(5)	85 bps			85	bps
IUL embedded derivatives	$873	Discounted cash flow	Nonperformance risk(5)	85 bps			85	bps
Structured variable annuity embedded derivatives	$1,011	Discounted cash flow	Surrender rate(4)	0.5%	–	75.0%	2.6%
			Nonperformance risk(5)	85 bps			85	bps

(1)

The weighted average for the yield/spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)	The weighted average for both the annual default rate and the constant prepayment rate for asset backed securities are weighted based on the balances of each security.
(3)

The weighted average for the yield/spread to U.S. Treasuries for asset backed securities is calculated as the sum of each tranche’s balance multiplied by its spread to U.S. Treasuries divided by the aggregate balances of the tranches.

(4)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(5)	The nonperformance risk is the spread added to the U.S. Treasury curve.

Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company or fair values estimated based on a transaction near the balance sheet date.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities and asset backed securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the annual default rate, loss severity, and constant prepayment rate used in the fair value measurement of Level 3 asset backed securities in isolation, generally, would have resulted in a significantly lower (higher) fair value measurement and significant increases (decreases) in loss severity in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the surrender assumption used in the fair value measurement of the fixed deferred indexed annuity ceded embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

RiverSource Life Insurance Company

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk and surrender assumption used in the fair value measurements of the fixed deferred indexed annuity embedded derivatives and structured variable annuity embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities with fair value typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. The fair value of affiliated asset backed securities is determined using a discounted cash flow model. Inputs used to determine the expected cash flows include assumptions about discount rates and default, prepayment and recovery rates of the underlying assets. Given the significance of the unobservable inputs to this fair value measurement, the fair value of the investment in the affiliated asset backed securities is classified as Level 3.

Management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. U.S. Treasuries are also classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Receivables

The Company reinsured its fixed deferred indexed annuity products which have an indexed account that is accounted for as an embedded derivative. The Company uses discounted cash flow models to determine the fair value of these ceded embedded derivatives. The fair value of fixed deferred indexed annuity ceded embedded derivatives includes significant observable interest rates, volatilities and equity index levels and significant unobservable surrender rates. Given the significance of the unobservable surrender rates, these embedded derivatives are classified as Level 3.

RiverSource Life Insurance Company

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of both December 31, 2024 and 2023. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of fixed deferred indexed annuity, structured variable annuity and IUL products.

The Company uses a discounted cash flow model to determine the fair value of the embedded derivatives associated with the provisions of its equity index annuity product. The projected cash flows generated by this model are based on significant observable inputs related to interest rates, volatilities and equity index levels and, therefore, are classified as Level 2.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its fixed deferred indexed annuity, structured variable annuity and IUL products. The structured variable annuity product is a limited flexible purchase payment annuity that offers 45 different indexed account options providing equity market exposure and a fixed account. Each indexed account includes a protection option (a buffer or a floor). If the index has a negative return, contractholder losses will be reduced by a buffer or limited to a floor. The portion allocated to an indexed account is accounted for as an embedded derivative. The fair value of fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and significant unobservable surrender rates and the estimate of the Company’s nonperformance risk. Given the significance of the unobservable surrender rates and the nonperformance risk assumption, the fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of both December 31, 2024 and 2023. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

The Company assesses its investment in affordable housing partnerships for impairment. The investments that are determined to be impaired are written down to their fair value. The Company uses a discounted cash flow model to measure the fair value of these investments. Inputs to the discounted cash flow model are estimates of future net operating losses and tax credits available to the Company and discount rates based on market condition and the financial strength of the syndicator (general partner). The balance of affordable housing partnerships measured at fair value on a nonrecurring basis was $27 million and $41 million as of December 31, 2024 and 2023, respectively, and is classified as Level 3 in the fair value hierarchy.

RiverSource Life Insurance Company

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2024
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,797	$—	$—	$1,675	$1,675
Policy loans	982	—	982	—	982
Other investments	55	—	36	19	55
Receivables	5,834	—	—	4,795	4,795
Financial Liabilities
Policyholder account balances, future policy benefits and claims	$20,097	$—	$—	$16,826	$16,826
Short-term borrowings	201	—	201	—	201
Long-term debt	500	—	312	—	312
Other liabilities	5	—	—	4	4
Separate account liabilities — investment contracts	364	—	364	—	364

	December 31, 2023
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,725	$—	$—	$1,599	$1,599
Policy loans	912	—	912	—	912
Other investments	76	—	54	22	76
Receivables	6,514	—	—	5,566	5,566
Financial Liabilities
Policyholder account balances, future policy benefits and claims	$16,641	$—	$—	$14,243	$14,243
Short-term borrowings	201	—	201	—	201
Long-term debt	500	—	339	—	339
Other liabilities	5	—	—	5	5
Separate account liabilities — investment contracts	332	—	332	—	332

Other investments include syndicated loans and the Company’s membership in the FHLB. Receivables include deposit receivables. See Note 7 for additional information on mortgage loans, policy loans, syndicated loans and deposit receivables.

Policyholder account balances, future policy benefits and claims include fixed annuities in deferral status, non-life contingent fixed annuities in payout status, indexed and structured variable annuity host contracts, and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Short-term borrowings include FHLB borrowings. Long-term debt includes the surplus note with Ameriprise Financial. See Note 13 for further information on short-term borrowings and long-term debt. Other liabilities include future funding commitments to affordable housing partnerships and other real estate partnerships. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

15. RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

The Company is the lessor of one real estate property which it leases to Ameriprise Financial under an operating lease that expires November 30, 2029. The Company earned $5 million in rental income for each of the years ended December 31, 2024, 2023 and 2022, which is reflected in Other revenues. The Company expects to earn $5 million in each year of the next four annual periods and $4 million in the period ending November 30, 2029.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $352 million, $338 million and $320 million for the years ended December 31, 2024, 2023 and 2022, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

RiverSource Life Insurance Company

Income Taxes

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from Ameriprise Financial for federal income taxes was $277 million and $269 million as of December 31, 2024 and 2023, respectively, which is reflected in Other assets.

Investments

In June of 2024, the Company invested $310 million in AA, A and BBB rated asset backed securities issued by Ameriprise Installment Financing, LLC. The asset backed securities are collateralized by a portfolio of loans issued to advisors affiliated with AFS, an affiliated broker dealer. As of December 31, 2024, the fair value of these asset backed securities was $312 million. The fair value of these asset backed securities is reported in Investments: Available-for-Sale Fixed maturities, at fair value. Interest income from these asset backed securities was $10 million for the year ending December 31, 2024 and is reported in Net investment income.

In September of 2022, the Company redeemed the outstanding AA and A rated securities issued by Ameriprise Advisor Financing, LLC (“AAF”) at par and invested $564 million in new AA, A and BBB rated asset backed securities issued by AAF 2. As of December 31, 2024 and 2023, the fair value of these asset backed securities was $567 million and $554 million, respectively. The fair value of these asset backed securities is reported in Investments: Available-for-Sale Fixed maturities, at fair value. Interest income from these asset backed securities was $34 million, $34 million and $17 million for the years ended December 31, 2024, 2023 and 2022, respectively, and is reported in Net investment income.

Lines of Credit

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of both December 31, 2024 and 2023. See Note 13 for information about additional lines of credit with an affiliate.

Long-Term Debt

See Note 13 for information about a surplus note to an affiliate.

Dividends, Return of Capital, or Distributions

Cash dividends and return of capital or distributions paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Dividends paid to Ameriprise Financial	$600	$600	$600
Dividend received from RiverSource Life of NY	50	50	63
Return of capital received from RTA	40	75	80

For dividends and other distributions from the life insurance companies, advance notification was provided to state insurance regulators prior to payments. See Note 16 for additional information.

16. REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, classifying surplus notes as a component of statutory surplus rather than debt, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

RiverSource Life Insurance Company

State insurance statutes contain limitations as to the amount of dividends and other distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, payments in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce (“MN DOC”), RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned deficit was $736 million and $582 million as of December 31, 2024 and 2023, respectively.

In addition, dividends or distributions whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the MN DOC, and are subject to potential disapproval. Statutory capital and surplus was $2.7 billion and $3.1 billion as of December 31, 2024 and 2023, respectively.

Statutory net gain from operations and net income for RiverSource Life Insurance Company are summarized as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Statutory net gain from operations	$1,097	$1,331	$1,615
Statutory net income (loss)	(91)	845	1,769

Government debt securities of $4 million as of both December 31, 2024 and 2023 were on deposit with various states as required by law.

17. OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2024
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$9,111	$—	$9,111	$(5,555)	$(1,550)	$(1,970)	$36
OTC cleared	10	—	10	(10)	—	—	—
Exchange-traded	102	—	102	(17)	—	—	85
Total	$9,223	$—	$9,223	$(5,582)	$(1,550)	$(1,970)	$121

	December 31, 2023
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$5,170	$—	$5,170	$(3,694)	$(1,101)	$(357)	$18
OTC cleared	9	—	9	(9)	—	—	—
Exchange-traded	38	—	38	(18)	—	—	20
Total	$5,217	$—	$5,217	$(3,721)	$(1,101)	$(357)	$38

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2024
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$5,622	$—	$5,622	$(5,555)	$—	$(67)	$—
OTC cleared	18	—	18	(10)	—	—	8
Exchange-traded	22	—	22	(17)	—	—	5
Total	$5,662	$—	$5,662	$(5,582)	$—	$(67)	$13

	December 31, 2023
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$3,812	$—	$3,812	$(3,694)	$(34)	$(78)	$6
OTC cleared	35	—	35	(9)	—	—	26
Exchange-traded	18	—	18	(18)	—	—	—
Total	$3,865	$—	$3,865	$(3,721)	$(34)	$(78)	$32

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 18 for additional disclosures related to the Company’s derivative instruments and Note 5 for information related to derivatives held by consolidated investment entities.

18. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 17 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Company

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2024			December 31, 2023
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in millions)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$39,082	$179	$324	$42,516	$185	$305
Equity contracts	108,205	8,943	5,331	81,905	5,010	3,450
Credit contracts	2,914	59	—	3,375	1	106
Foreign exchange contracts	2,938	42	7	2,952	21	4
Total non-designated hedges	153,139	9,223	5,662	130,748	5,217	3,865
Embedded derivatives
IUL	N/A	—	1,002	N/A	—	873
Fixed deferred indexed annuities and deposit receivables	N/A	55	53	N/A	51	52
Structured variable annuities (3)	N/A	—	2,461	N/A	—	1,011
Total embedded derivatives	N/A	55	3,516	N/A	51	1,936
Total derivatives	$153,139	$9,278	$9,178	$130,748	$5,268	$5,801

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets and the fair value of ceded embedded derivative assets related to deposit receivables is included in Receivables.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of IUL, fixed deferred indexed annuity and structured variable annuity embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

(3)

The fair value of the structured variable annuity embedded derivatives as of December 31, 2024 included $2.5 billion of individual contracts in a liability position and $3 million of individual contracts in an asset position. The fair value of the structured variable annuity embedded derivatives as of December 31, 2023 included $1.0 billion of individual contracts in a liability position and $15 million of individual contracts in an asset position.

See Note 14 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of both December 31, 2024 and 2023, investment securities with a fair value of $1.5 billion were pledged to meet contractual obligations under derivative contracts, of which $84 million and $145 million, respectively, may be sold, pledged or rehypothecated by the counterparty. As of December 31, 2024 and 2023, investment securities with a fair value of $2.2 billion and $376 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $2.0 billion and $314 million, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2024 and 2023, the Company had sold, pledged, or rehypothecated none of these securities. In addition, as of both December 31, 2024 and 2023, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Consolidated Statements of Income:

(in millions)	Benefits, Claims, Losses and Settlement Expenses	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2024
Interest rate contracts	$(10)	$—	$(1,128)
Equity contracts	1,419	71	(1,021)
Credit contracts	—	—	124
Foreign exchange contracts	—	—	64
IUL embedded derivatives	—	(106)	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	16	—
Structured variable annuity embedded derivatives	(1,670)	—	—
Total gain (loss)	$(261)	$(19)	$(1,961)

RiverSource Life Insurance Company

(in millions)	Benefits, Claims, Losses and Settlement Expenses	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits

Year Ended December 31, 2023
Interest rate contracts	$(5)	$—	$(422)
Equity contracts	770	79	(1,239)
Credit contracts	—	—	7
Foreign exchange contracts	—	—	5
IUL embedded derivatives	—	(75)	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	(3)	—
Structured variable annuity embedded derivatives	(1,166)	—	—
Total gain (loss)	$(401)	$1	$(1,649)

Year Ended December 31, 2022
Interest rate contracts	$(26)	$—	$(2,874)
Equity contracts	(164)	(126)	899
Credit contracts	—	—	279
Foreign exchange contracts	—	—	105
IUL embedded derivatives	—	217	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	4	—
Structured variable annuity embedded derivatives	633	—	—
Total gain (loss)	$443	$95	$(1,591)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2024:

(in millions)	Premiums Payable	Premiums Receivable
2025	$119	$20
2026	246	88
2027	19	—
2028	29	—
2029	135	—
2030-2031	234	—
Total	$782	$108

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

Structured variable annuity and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to structured variable annuity and IUL products will positively or negatively impact earnings over the life of these products. The equity components of structured variable annuity and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into interest rate swaps, index options and futures contracts.

As discussed in Note 12, the Company issues variable annuity contracts that provide protection to contractholders from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. The Company economically hedges its obligations under these market risk benefits using options, swaptions, swaps and futures.

RiverSource Life Insurance Company

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 17 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2024 and 2023, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $67 million and $62 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2024 and 2023 was $67 million and $55 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of both December 31, 2024 and 2023 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil and $7 million as of December 31, 2024 and 2023, respectively.

19. SHAREHOLDER’S EQUITY

The following tables present the amounts related to each component of OCI:

	Year Ended December 31, 2024
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(383)	$82	$(301)
Reclassification of net (gains) losses on securities included in net income(2)	11	(2)	9
Impact of benefit reserves and reinsurance recoverables	20	(4)	16
Net unrealized gains (losses) on securities	(352)	76	(276)
Effect of changes in discount rate assumptions on certain long-duration contracts	194	(41)	153
Effect of changes in instrument-specific credit risk on market risk benefits (“MRBs”)	(79)	17	(62)
Total other comprehensive income (loss)	$(237)	$52	$(185)

	Year Ended December 31, 2023
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$652	$(144)	$508
Reclassification of net (gains) losses on securities included in net income(2)	27	(7)	20
Impact of benefit reserves and reinsurance recoverables	(24)	5	(19)
Net unrealized gains (losses) on securities	655	(146)	509
Effect of changes in discount rate assumptions on certain long-duration contracts	(69)	15	(54)
Effect of changes in instrument-specific credit risk on MRBs	(83)	18	(65)
Total other comprehensive income (loss)	$503	$(113)	$390

RiverSource Life Insurance Company

	Year Ended December 31, 2022
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(2,784)	$595	$(2,189)
Reclassification of net (gains) losses on securities included in net income(2)	88	(19)	69
Impact of benefit reserves and reinsurance recoverables	103	(18)	85
Net unrealized gains (losses) on securities	(2,593)	558	(2,035)
Effect of changes in discount rate assumptions on certain long-duration contracts	1,095	(234)	861
Effect of changes in instrument-specific credit risk on MRBs	517	(110)	407
Total other comprehensive income (loss)	$(981)	$214	$(767)

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in Net realized investment gains (losses).

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Gains (Losses) on Securities	Effect of Changes in Discount Rate Assumptions	Effect of Changes in Instrument- Specific Credit Risk on MRBs	Other	Total
Balance at January 1, 2022	$1,044	$(933)	$(427)	$(1)	$(317)
OCI before reclassifications	(2,104)	861	407	—	(836)
Amounts reclassified from AOCI	69	—	—	—	69
Total OCI	(2,035)	861	407	—	(767)
Balance at December 31, 2022	(991)	(72)	(20)	(1)	(1,084)
OCI before reclassifications	489	(54)	(65)	—	370
Amounts reclassified from AOCI	20	—	—	—	20
Total OCI	509	(54)	(65)	—	390
Balance at December 31, 2023	(482)	(126)	(85)	(1)	(694)
OCI before reclassifications	(285)	153	(62)	—	(194)
Amounts reclassified from AOCI	9	—	—	—	9
Total OCI	(276)	153	(62)	—	(185)
Balance at December 31, 2024	$(758)	$27	$(147)	$(1)	$(879)

20. INCOME TAXES

The components of income tax provision (benefit) were as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Current income tax
Federal	$(297)	$(112)	$57
State	(4)	2	(2)
Total current income tax	(301)	(110)	55
Deferred income tax
Federal	402	98	150
State	2	2	4
Total deferred income tax	404	100	154
Total income tax provision (benefit)	$103	$(10)	$209

RiverSource Life Insurance Company

The principal reasons that the aggregate income tax provision (benefit) is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2024	2023	2022
Tax at U.S. statutory rate	21.0%	21.0%	21.0%
Changes in taxes resulting from:
Dividends received deduction	(3.4)	(8.2)	(2.3)
Low income housing tax credits	(2.7)	(8.0)	(2.9)
Foreign tax credit, net of addback	(2.2)	(7.0)	(1.7)
Audit adjustments	(1.0)	(3.4)	—
Unrecognized tax benefits	—	1.6	—
Other, net	(0.5)	1.5	(0.3)
Income tax provision (benefit)	11.2%	(2.5)%	13.8%

The increase in the Company’s effective tax rate for the year ended December 31, 2024 compared to 2023 is primarily due to higher pretax income in the current year and the related impact on tax preferred items, a decrease in foreign tax credits, net of addback, and a decrease in low income housing tax credits, partially offset by a decrease in unrecognized tax benefits and a decrease in state income taxes, net of federal benefit, which is included in Other, net.

The decrease in the Company’s effective tax rate for the year ended December 31, 2023 compared to 2022 is primarily due to lower pretax income.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2024 and 2023. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in millions)	2024	2023
Deferred income tax assets
Insurance and annuity benefits including corresponding hedges	$801	$1,244
Investments including net unrealized on Available-for-Sale securities	177	118
Net operating loss	35	28
Other	4	2
Gross deferred income tax assets	1,017	1,392
Less: valuation allowance	32	30
Total deferred income tax assets	985	1,362
Deferred income tax liabilities
Deferred acquisition costs	355	380
Other	57	56
Gross deferred income tax liabilities	412	436
Net deferred income tax assets	$573	$926

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $35 million, net of federal benefit, which will expire beginning December 31, 2025. Based on analysis of the Company’s tax position as of December 31, 2024, management believes it is more likely than not that the Company will not realize certain state net operating losses of $30 million and state deferred tax assets of $2 million, both net of federal benefit; therefore, a valuation allowance of $32 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2024	2023	2022
Balance at January 1	$27	$37	$37
Reductions for tax positions related to the current year	(3)	(3)	(1)
Additions for tax positions of prior years	—	65	1
Reductions for tax positions of prior years	—	(71)	—
Reductions due to lapse of statutes of limitations	(2)	(1)	—
Balance at December 31	$22	$27	$37

RiverSource Life Insurance Company

If recognized, approximately $17 million, $19 million and $20 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2024, 2023 and 2022, respectively, would affect the effective tax rate.

It is reasonably possible that the total amount of unrecognized tax benefits will change in the next 12 months. The Company estimates that the total amount of gross unrecognized tax benefits may decrease by approximately $1 million in the next 12 months primarily due to state statutes of limitations expirations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $2 million, $8 million and nil in interest and penalties for the years ended December 31, 2024, 2023 and 2022, respectively. As of December 31, 2024 and 2023, the Company had a payable of $13 million and $11 million, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax return of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The Internal Revenue Service (“IRS”) is currently auditing Ameriprise Financial’s U.S. income tax returns for 2019 and 2020. The state income tax returns of Ameriprise Financial or its subsidiaries, including the Company, are currently under examination by various jurisdictions for years ranging from 2017 through 2023.

21. COMMITMENTS AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2024	2023
Commercial mortgage loans	$58	$15

Contingencies

The Company and its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

As with other insurance companies, the level of regulatory activity concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, that include information requests, exams, or disputes regarding their business activities and practices and other subjects, including from time to time: sales and distribution of, and disclosure practices related to, various products, including the Company’s insurance and annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates are cooperating with the applicable regulators.

These pending matters are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. The Company cannot predict with certainty if, how, or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a potential loss or range of loss can be reasonably estimated for any matter. An adverse outcome in any matter could result in an adverse judgment, a settlement, fine, penalty, or other sanction, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the Company’s consolidated financial condition, results of operations, or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the outcome may be material to the Company’s consolidated financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

RiverSource Life Insurance Company

Guaranty Fund Assessments

RiverSource Life Insurance Company and RiverSource Life of NY are required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations. The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2024 and 2023, the estimated liability was $11 million and $34 million, respectively. As of December 31, 2024 and 2023, the related premium tax asset was $9 million and $29 million, respectively. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

RiverSource Life Insurance Company 70100 Ameriprise Financial Center Minneapolis, MN 55474 1-800-862-7919	RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota. Affiliated with Ameriprise Financial Services, LLC.

ANN9123_12_D01_(05/25)	© 2008-2025 RiverSource Life Insurance Company. All rights reserved.